                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

                                      LOGO

Telephone: (800) 552-9612

            Stephens Inc. -- Sponsor, Administrator and Distributor
 Wells Fargo Bank, N.A. -- Investment Adviser, Transfer and Dividend Disbursing
                              Agent and Custodian

     Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus contains information about one of the funds in the Overland Express Family of Funds -- the CALIFORNIA TAX-FREE BOND FUND (the "Fund").

     The CALIFORNIA TAX-FREE BOND FUND seeks to provide investors with a high level of income exempt from federal income taxes and from California personal income taxes, while preserving capital, by investing in medium- to long-term, investment-grade municipal securities. Under ordinary market conditions, this Fund's assets will consist exclusively of securities the interest on which is exempt from federal and California personal income taxes.

     This Prospectus describes two classes of shares of the Fund -- Class A Shares and Class D Shares.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated May 1, 1995, containing additional and more detailed information about the Fund (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA 94163, or by calling the Company at the telephone number printed above.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.

                            ------------------------

  FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED
     OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY
          OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
          FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN
           INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER
       SERVICES TO THE FUND, FOR WHICH IT IS COMPENSATED. STEPHENS INC.
            ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO
              BANK, IS THE SPONSOR AND DISTRIBUTOR FOR THE FUND.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1995

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
Prospectus Summary..........................................................................  ii
Summary of Expenses.........................................................................   v
Financial Highlights........................................................................ vii
Investment Objective and Policies...........................................................   1
Additional Permitted Investment Activities..................................................   2
Advisory, Administration and Distribution Arrangements......................................   3
Determination of Net Asset Value............................................................   6
Purchase of Shares..........................................................................   7
Exchange Privileges.........................................................................  13
Redemption of Shares........................................................................  14
Distribution Plans..........................................................................  17
Servicing Plan..............................................................................  17
Dividends and Distributions.................................................................  18
Taxes.......................................................................................  18
Custodian and Transfer and Dividend Disbursing Agent........................................  19
Organization and Capital Stock..............................................................  19

                               PROSPECTUS SUMMARY

     The Company, as an open-end investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Fund and its investment objective.

Q.    WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A. The CALIFORNIA TAX-FREE BOND FUND seeks to provide investors with a high level of income exempt from federal income taxes and from California personal income taxes, while preserving capital, by investing in medium-to long-term, investment-grade municipal securities. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."

Q.    WHAT ARE PERMISSIBLE INVESTMENTS?

A. The Fund invests in medium- to long-term, investment-grade municipal securities, the interest on which is exempt from federal income taxes and from California personal income taxes. Under ordinary market conditions,
      (i) 100% of the Fund's investment portfolio consists of municipal securities, the interest on which is exempt from California personal income taxes, and (ii) at least 80% of the Fund's investment portfolio consists of municipal securities, the interest on which is exempt from federal income taxes. Certain additional risks may arise due to the Fund's concentration of investments in California municipal securities. See "Special Factors Affecting the California Tax-Free Bond Fund" in the Fund's SAI. Shares of the Fund may not be suitable investments for tax-exempt institutions or tax-exempt retirement plans, since such investors would not benefit from the exempt status of the Fund's dividends. See "Federal Income Taxes -- Special Tax Considerations for the California Tax-Free Bond Fund" in the SAI.

Q.    WHO IS THE INVESTMENT ADVISER?

A. Wells Fargo Bank serves as the investment adviser of the Fund. Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. See "Advisory, Administration and Distribution Arrangements."

Q.    WHO IS THE SPONSOR, ADMINISTRATOR AND DISTRIBUTOR?

A. Stephens serves as the sponsor, administrator and distributor for the Company. Stephens is entitled to receive a monthly administration fee at the annual rate of 0.15% of the average daily net assets of the Fund; decreasing to 0.10% of the average daily net assets of the Fund in excess of $200 million. See "Advisory, Administration and Distribution Arrangements."

Q.    HOW MAY I PURCHASE SHARES?

A.    Shares of the Fund may be purchased on any day the New York Stock
      Exchange (the "Exchange") is open for trading. There is a maximum sales load of 4.50% (4.71% of the net amount invested) for purchasing Class A Shares of the Fund. Class D Shares are subject to a maximum contingent deferred sales charge of 1.00% of the lesser of net asset value at purchase or net asset value at redemption. In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan and $250 for shares purchased through qualified retirement plans. The minimum subsequent purchase amount is $100 or more. You may purchase shares of the Fund through Stephens, Wells Fargo Bank, as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of shares of the Fund may be made by wire directly to the Transfer Agent. The Fund may pay to its distributor annually up to the greater of 0.05% of the average daily net assets attributable to Class A Shares or $100,000, and a monthly fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class D Shares to defray the cost of preparing and printing prospectuses and other promotional materials and of delivering those materials to prospective shareholders of the Fund. See "Purchase of Shares" and "Distribution Plans." The Fund also may pay servicing agents a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D Shares to compensate them for certain services. See "Servicing Plan."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of the Fund are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same class of the Fund, unless you elect to receive dividends by check. Any capital gains will be distributed annually and may be reinvested in Fund shares of the same class or paid by check at your election. All reinvestments of dividends and/or capital gain distributions in shares of the Fund are effected at the then current net asset value free of any sales load. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of the same class of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement. The Fund's net investment income available for distribution to holders of the Fund's Class D Shares is reduced by the amount of servicing fees payable to servicing agents under the Servicing Plan (as defined below). See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open, shares may be redeemed upon request to Stephens or the Transfer Agent directly or through any authorized broker/dealer or financial institution. You may redeem shares by a request in good form in writing or through telephone direction. Proceeds are payable by check. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, the Company does not charge for redeeming its shares. However, the Company reserves the right to impose charges for wiring redemption proceeds. See "Redemption of Shares."

Q.    WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE
      FUND?

A. An investment in the Fund is not insured against loss of principal. When the value of the securities that the Fund owns declines, so does the value of your Fund shares. The portfolio securities of the Fund are subject to interest rate risk. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the long-term and medium-term municipal securities in which the Fund invests and hence the value of your investment in the Fund. The values of such securities generally change inversely to changes in market interest rates. The Fund also is subject to credit risk. Credit risk is the risk that the issuers of the debt securities in which the Fund invests may default on the payment of principal and/or interest. In addition, certain of the municipal securities in which the Fund invests may be considered to have speculative characteristics. Since the Fund invests primarily in securities issued by California, its agencies and municipalities, events in California are more likely to affect the Fund's investments. See "Investment Objective and Policies." Also, the Fund is non-diversified, which means the Fund is subject to concentration risk, which is the risk that events impacting a single issuer may have a significant effect on the value of the Fund's portfolio. You should be prepared to accept some risk with the money you invest in the Fund. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective.

Q.    WHAT ARE DERIVATIVES AND DOES THE FUND USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some of the permissible investments described in this Prospectus, such as variable-rate instruments which have an interest rate that is reset periodically based on an index, can be considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Q.    WHAT STEPS DOES THE FUND TAKE TO CONTROL DERIVATIVES-RELATED RISKS?

A. Wells Fargo Bank, as investment adviser to the Fund, uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risks and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives. Derivatives use by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage.

                              SUMMARY OF EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                CALIFORNIA TAX-FREE
                                                                                     BOND FUND
                                                                                --------------------
                                                                                CLASS A      CLASS D
                                                                                SHARES       SHARES
                                                                                -------      -------
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...    4.50%       0.00%
Maximum Deferred Sales Load* (as a percentage of the lesser of net asset value at purchase or net asset value at redemption)
  Redemption during year 1....................................................    0.00%       1.00%
  Redemption after year 1.....................................................    0.00%       0.00%

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                CLASS A      CLASS D
                                                                                SHARES       SHARES
                                                                                -------      -------
Management Fees...............................................................    0.50%       0.50%
12b-1 Fees....................................................................    0.03%       0.50%
Total Other Expenses(1):
  Servicing Fees(1)...........................................................    0.00%       0.25%
  Other Expenses(1)...........................................................    0.17%       0.17%
                                                                                -------      -------
Total Fund Operating Expenses(1)**............................................    0.70%       1.42%

---------------

(1) After any waivers or reimbursements.

                                    EXAMPLES

                                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                           ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment in Class A Shares of the Fund, assuming (1)
  a 5% annual return and (2) redemption at the end of
  each time period indicated.............................   $ 52       $  66       $  82       $  128
You would pay the following expenses on a $1,000
  investment in Class D Shares of the Fund, assuming (1)
  a 5% annual return and (2) redemption at the end of
  each time period indicated.............................   $ 24       $  45       $  78       $  170
You would pay the following expenses on the same
  investment in Class D Shares of the Fund, assuming no
  redemption.............................................   $ 14       $  45       $  78       $  170

---------------

 * See "Contingent Deferred Sales Charge."

** As further described in the Prospectus under the caption "Advisory, Administration and Distribution Arrangements," Stephens and Wells Fargo Bank each has agreed to waive or reimburse all or a portion of its respective fees in circumstances where Fund expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Stephens and Wells Fargo Bank each may elect, in its sole discretion, to otherwise waive its respective fees or reimburse expenses. Any such waivers or reimbursements with respect to the Fund reduces the total expenses of the Fund.

   The percentages shown above with respect to Class A and Class D Shares under "Total Other Expenses" and "Total Fund Operating Expenses" are based on amounts incurred during the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Absent waivers and reimbursements, "Total Other Expenses" and "Total Fund Operating Expenses" with respect to Class A Shares would have been 0.40% and 0.95%, respectively. Absent waivers and reimbursements, these percentages with respect to Class D Shares would have been 0.82% and 1.82%, respectively. Long-term shareholders of the Fund could pay more in distribution related charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). There can be no assurances that the voluntary fee waivers and expense reimbursements will continue.

                            ------------------------

     The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no other sales loads, redemption fees or exchange fees charged by the Fund. However, the Company reserves the right to impose charges for wiring redemption proceeds. The Examples should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See Prospectus sections captioned "Advisory, Administration and Distribution Arrangements," "Distribution Plans" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to the Fund.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Fund's 1994 annual financial statements. The financial statements are incorporated by reference into the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Fund's 1994 annual financial statements and the notes thereto. The SAI has been incorporated by reference into this Prospectus.

                         CALIFORNIA TAX-FREE BOND FUND

                    FOR A CLASS A SHARE OUTSTANDING AS SHOWN

                                           YEAR          YEAR        YEAR        YEAR        YEAR        YEAR
                                           ENDED         ENDED       ENDED       ENDED       ENDED      ENDED         PERIOD
                                         DEC. 31,      DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   ENDED DEC. 31,
                                           1994          1993        1992        1991        1990        1989          1988*
                                         ---------     ---------   ---------   ---------   ---------   --------   ---------------
Net Asset Value, Beginning of Period.... $   11.47     $   10.92   $   10.73   $   10.27   $   10.35   $ 10.03       $   10.00
Income From Investment Operations:
Net Investment Income...................      0.64          0.63        0.68        0.69        0.71      0.72            0.21
Net Realized and Unrealized Capital
  Gain/(Loss) on
  Investments...........................     (1.13)         0.75        0.26        0.46       (0.08)     0.32            0.03
                                         ---------     ---------   ---------   ---------   ---------   -------       ---------
Total From Investment Operations........     (0.49)         1.38        0.94        1.15        0.63      1.04            0.24
Less Distributions:
Dividends From Net Investment Income....     (0.64)        (0.63)      (0.68)      (0.69)      (0.71)    (0.72)          (0.21)
Distributions From Net Realized Capital
  Gain..................................     (0.14)        (0.20)      (0.07)       0.00        0.00      0.00            0.00
                                         ---------     ---------   ---------   ---------   ---------   -------       ---------
Total Distributions.....................     (0.78)        (0.83)      (0.75)      (0.69)      (0.71)    (0.72)          (0.21)
Net Asset Value, End of Period.......... $   10.20     $   11.47   $   10.92   $   10.73   $   10.27   $ 10.35       $   10.03
                                         =========     =========   =========   =========   =========   =======       =========
Total Return (not annualized)+..........     (4.32)%       12.98%       9.01%      11.62%       6.48%    10.73%           2.44%
Ratios/Supplemental Data:
Net Assets, End of Period (000)......... $ 273,105     $ 361,779   $ 375,376   $ 332,845   $ 201,138   $70,412       $  10,577
Number of Shares Outstanding, End of
  Period (000)..........................    26,780        31,529      34,376      31,008      19,576     6,803           1,055
Ratios To Average Net Assets
  (annualized):
Ratio of Expenses To Average Net
  Assets(1).............................      0.50%         0.69%       0.50%       0.45%       0.29%     0.30%           0.08%
Ratio of net investment income to
  average net
  assets(2).............................      5.87%         5.54%       6.24%       6.56%       6.97%     6.85%           6.61%
Portfolio Turnover......................         4%           10%         24%          8%         35%       26%            N/A**
------------
(1) Ratio of Expenses to Average Net
    Assets Prior to Waived Fees and
    Reimbursed Expenses.................      0.95%         0.85%       0.85%       0.87%       0.95%     1.18%           4.07%
(2) Ratio of Net Investment Income to
    Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses........      5.42%         5.38%       5.89%       6.14%       6.31%      N/A             N/A

  * The Fund commenced operations on October 6, 1988.

 ** The Fund sold no securities during this period.

  + Total returns do not include any sales charges.

                         CALIFORNIA TAX-FREE BOND FUND

                    FOR A CLASS D SHARE OUTSTANDING AS SHOWN

                                                                                                        YEAR        PERIOD
                                                                                                       ENDED        ENDED
                                                                                                      DEC. 31,     DEC. 31,
                                                                                                        1994        1993*
                                                                                                      --------     --------
Net Asset Value, Beginning of Period.................................................................  $14.98       $15.00
Income From Investment Operations:
Net Investment Income................................................................................    0.73         0.34
Net Realized and Unrealized Capital Gain/(Loss) on Investments.......................................   (1.47)        0.24
                                                                                                      --------     --------
Total From Investment Operations.....................................................................   (0.74)        0.58
Less Distributions:
Dividends From Net Investment Income.................................................................   (0.73)       (0.34)
Distributions From Net Realized Capital Gain.........................................................   (0.19)       (0.26)
                                                                                                      --------     --------
Total Distributions..................................................................................   (0.92)       (0.60)
Net Asset Value, End of Period.......................................................................  $13.32       $14.98
                                                                                                      ========     ========
Total Return (not annualized)+.......................................................................   (5.00)%       3.92%
Ratios/Supplemental Data:
Net Assets, End of Period (000)......................................................................  $7,346       $7,641
Number of Shares Outstanding, End of Period (000)....................................................     552          510
Ratios to Average Net Assets (Annualized):
Ratio of Expenses To Average Net Assets(1)...........................................................    1.20%        1.32%
Ratio of Net Investment Income To Average Net Assets(2)..............................................    5.15%        4.50%
Portfolio Turnover...................................................................................       4%          10%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees and Reimbursed Expenses.............    1.82%        1.61%
(2) Ratio of Net Investment Income to Average Net Assets Prior to Waived Fees and Reimbursed
    Expenses.........................................................................................    4.53%        4.21%

  * This class commenced operations on July 1, 1993.

  + Total returns do not include the 1% contingent deferred sales charge.

                       INVESTMENT OBJECTIVE AND POLICIES

     Set forth below is a description of the investment objective and related policies of the Fund. As with all mutual funds, there can be no assurance that the Fund, which is a non-diversified portfolio, will achieve its investment objective.

     INVESTMENT OBJECTIVE. The California Tax-Free Bond Fund seeks to provide investors with a high level of income exempt from federal income taxes and from California personal income taxes, while preserving capital, by investing in medium- to long-term, investment-grade municipal securities.

     As a matter of fundamental policy, the Fund, under normal market conditions, invests at least 80% of its net assets in municipal securities, the interest on which is exempt from federal income taxes and not subject to the alternative minimum tax. Under ordinary market conditions, at least 65% of the value of the total assets of the Fund will be invested in municipal bonds, as opposed to municipal notes or commercial paper. In addition, under normal market conditions, the Fund intends to invest all of its assets in securities issued by the State of California, and its cities, municipalities and other public authorities. As described further in the SAI, this Fund may purchase certain securities on a when-issued basis.

     The municipal securities which the California Tax-Free Bond Fund may purchase include:

     Municipal Bonds. The municipal bonds in which the Fund invests generally have a maturity at the time of issuance of up to thirty years. The California Tax-Free Bond Fund may invest in municipal bonds that are rated at the date of purchase "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Corporation ("S&P"), or bonds that are not rated but that are considered by Wells Fargo Bank, as investment adviser, to be of comparable quality. Bonds rated at the minimum permitted level have speculative characteristics and are more likely than higher rated bonds to have a weakened capacity to pay principal and interest in times of adverse economic conditions; all are considered investment grade. A description of the ratings is contained in the Appendix to the SAI.

     Municipal Notes. The municipal notes in which the Fund invests generally have maturities at the time of issuance of three years or less. The Fund may invest in municipal notes that are rated at the date of purchase "MIG 3" (or "VMIG 3" in the case of an issue having a variable rate demand feature) or better by Moody's or "SP-2" or better by S&P, or notes that are not rated but that are considered by Wells Fargo Bank, as investment adviser, to be of comparable quality. Municipal notes generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is, therefore, dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

     Municipal Commercial Paper. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's or "A-1+," "A-1" or "A-2" by S&P, or municipal commercial paper that is not rated but is considered by Wells Fargo Bank, as investment adviser, to be of comparable quality.

     The Fund also may invest in certain "private activity" bonds or notes, such as pollution control bonds; provided that such investments will be made only to the extent they are consistent with the Fund's fundamental policy, described above, of investing, under normal market conditions, at least 80% of its net assets in municipal securities the interest on which is exempt from federal income taxes and not subject to the alternative minimum tax.

     Because the Fund will "concentrate," i.e., invest at least 25% of its total assets, in securities issued by or on behalf of the State of California, its cities, municipalities and other public authorities, this Fund is particularly dependent on, and may be adversely affected by, general economic conditions in California. See "Special Factors Affecting the California Tax-Free Bond Fund" in the SAI. California is experiencing recurring budget deficits caused by lower than anticipated tax-revenues and increased expenditures for certain programs. These budget deficits have depleted the state's available cash resources, and the state has recently had to use a series of external borrowings to meet its cash needs. In addition, since 1992 some of the credit rating agencies have assigned their third highest rating to certain of the state's debt obligations. On July 15, 1994, three of the ratings agencies rating California's long-term debt lowered their ratings of the state's general obligation bonds. Moody's lowered its rating from "Aa" to "A1," S&P lowered its rating from "A+" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A." The Fund's investment adviser continues to monitor and evaluate the Fund's investments in light of the events in California and the Fund's investment objective and investment policies. The rating agencies also continue to monitor events in the state and the state and local governments' responses to budget shortfalls.

     From time to time the California Tax-Free Bond Fund also may concentrate its investments in municipal securities that are related in such a way that an economic, business or political development or change affecting one such security would also affect the other securities -- for example, municipal securities the interest on which is paid from revenues of similar type projects.

     The Fund, pending the investment of proceeds from the sale of Fund shares or proceeds from the sale of portfolio securities, in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves or in taxable securities in which the U.S. Government Income Fund, another fund in the Overland Express Family of Funds, may invest, or in instruments the interest on which is exempt from federal income taxes, but not from California personal income taxes.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

FLOATING- AND VARIABLE-RATE INSTRUMENTS

     Certain of the debt instruments that the Fund may purchase bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in floating- and variable-rate obligations purchased from banks; with respect to the tax-exempt status of these certificates, the investment adviser may rely upon either the opinion of counsel or Internal Revenue Service rulings issued with respect thereto. Wells Fargo Bank, as investment adviser, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events occurring between the date the Fund elects to demand payment on a floating- or variable-rate instrument and the date payment is due may affect the ability of the issuer of the instrument to make payment when due, and unless such demand instruments permits same-day settlement, may affect the Fund's right to obtain payment at par. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided that an active secondary market exists.

                            ------------------------

     The Fund's investment objective, as set forth in the first paragraph of the subsection describing the Fund's objective and policies, is fundamental; that is, the investment objective may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. If the Board of Directors determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will disclose any such material changes in the then current prospectus.

     In addition, as matters of fundamental policy, the Fund may: (i) borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such borrowing exists); (ii) make loans of portfolio securities; (iii) invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, restricted securities and illiquid securities; and (iv) invest up to 10% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days.

                          ADVISORY, ADMINISTRATION AND
                           DISTRIBUTION ARRANGEMENTS

     The Board of Directors, in addition to supervising the actions of the investment adviser, administrator and distributor, as set forth below, decides upon matters of general policy.

INVESTMENT ADVISER

     Pursuant to an Advisory Contract, the Fund is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company (other than those structured as "feeder funds"), and to six other registered open-end management investment companies, each of which consist of several separately managed investment portfolios.

     The Advisory Contract provides that Wells Fargo Bank shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Board of Directors periodic reports on the investment strategy and performance of the Fund.

     Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Fund and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contract, Wells Fargo Bank is entitled to monthly advisory fees at the annual rates of 0.50% of the average daily net assets of the Fund. From time to time Wells Fargo Bank may waive such fees in whole or in part. Any such waiver would reduce expenses of the Fund and, accordingly, have a favorable impact on the yield or return of the Fund. For the year ended December 31, 1994, Wells Fargo Bank was paid 0.28% of the average daily net assets of the Fund as compensation for its services as investment adviser.

     Mr. David Klug is responsible for the day-to-day management of the California Tax-Free Bond Fund. Mr. Klug has managed municipal bond portfolios for Wells Fargo Bank for over nine years. Prior to joining Wells Fargo Bank, he managed the municipal bond portfolio for a major property and casualty insurance company. His investment experience exceeds 20 years and includes all aspects of tax-exempt fixed-income investments. He holds an M.B.A. from the University of Chicago and is a member of The National Federation of Municipal Analysts and its California Chapter. Mr. Klug has co-managed the Fund since October 1988.

     Mr. David Wines is also responsible for the day-to-day management of the California Tax-Free Bond Fund. Mr. Wines, has managed tax-exempt fixed-income portfolios for over a decade. Prior to joining Wells Fargo Bank in 1990, he held senior investment management positions for both Matson Navigation Company, Inc. and The Electric Power Research Institute, a research consortium for the electric power industry. He holds a B.S. in finance from the University of Oregon, an M.B.A. from Golden Gate University and is a member of the Security Analysts of San Francisco. Mr. Wines has co-managed the Fund since September 1992.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into an agreement with the Fund under which Stephens acts as administrator for the Funds. For these administrative services, Stephens is entitled to receive from the Fund a monthly administrative fee at an annual rate of 0.15% of its average daily net assets; decreasing to 0.10% of the average daily net assets of the Fund in excess of $200 million. From time to time Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses of the Fund and, accordingly, have a favorable impact on the yield or return of the Fund.

     The Administration Agreement between Stephens and the Fund states that Stephens shall provide as administrative services, among other things, general supervision (i) of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent auditors and legal counsel; (ii) in connection with regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Funds; and (iii) relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund and pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

     Stephens, as the principal underwriter of the Fund within the meaning of the Investment Company Act of 1940 (the "1940 Act"), has also entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Class A Shares and Class D Shares of the Fund. The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of Class A Shares and Class D Shares and may enter into selling agreements with broker/dealers or financial institutions to market and make available Class A Shares and Class D Shares to their respective customers.

     Under the Distribution Agreement, Stephens is entitled to receive from the Fund a monthly fee at an annual rate of up to the greater of $100,000 or 0.05% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at an annual rate of up to 0.50% of the average daily net assets of the Class D Shares of the Fund. The actual fee payable to Stephens is determined, within such limits, from time to time by mutual agreement between the Company and Stephens, and may not exceed the maximum amount payable under the Rules of Fair Practice of the NASD. With respect to the Class D Shares of the Fund, Stephens may enter into selling agreements with one or more selling agents under which such agents may receive from Stephens compensation for sales support services. Such compensation may include, but is not limited to, commissions or other payments to such agents based on the average daily net assets of Class D Shares of the Fund attributable to them. Services provided by selling agents in exchange for commissions and other payments to selling agents are the principal sales support services provided to the Fund. Stephens may retain any portion of the total distribution fee payable under the Distribution Agreement to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. Since the Distribution Agreement provides for fees that are used by Stephens to pay for distribution services, a plan of distribution for each class of shares (individually a "Plan", collectively the "Plans") and the Distribution Agreement are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expense of distributing its shares. See Prospectus section captioned "Distribution Plans" for a more complete description of the Plans.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

SERVICING AGENTS

     The Fund may enter into servicing agreements with one or more servicing agents on behalf of Class D Shares of the Fund. Under such agreements, servicing agents provide shareholder liaison services, which may include responding to customer inquiries and providing information on shareholder investments, and provide such other related services as the Fund or a Class D shareholder may reasonably request. For these services, a servicing agent receives a fee which will not exceed, on an annualized basis for the Fund's then current fiscal year, 0.25% of the average daily net assets of the Class D Shares of the Fund represented by Class D Shares owned by investors with whom the servicing agent maintains a servicing relationship, or an amount which equals the maximum amount payable to the servicing agent under applicable laws, regulations or rules, whichever is less.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Fund is determined by Wells Fargo Bank on each day that the Exchange is open for trading. The net asset value of a share of a class of the Fund is the value of total net assets attributable to each class divided by the number of outstanding shares of that class. The value of net assets per class is determined daily by adjusting the net assets per class at the beginning of the day by the value of each class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each class by attributing to each class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each class as appropriate. The net asset value of each class is expected to fluctuate daily.

     The value of assets of the Fund (other than debt obligations maturing in 60 days or less) is determined as of the close of regular trading on the Exchange (referred to hereafter as the "close of the Exchange"), which is currently 4:00 p.m. New York time. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Board of Directors. Prices used for such valuations may be provided by independent pricing services.

PERFORMANCE DATA

     From time to time, the Company may advertise yield and total return information with respect to a class of shares of the Fund. Total return and yield information of a class of shares are based on the historical earnings and performance of such class of shares and should not be considered representative of future performance.

     The total return of a class of shares of the Fund is calculated by subtracting (i) the public offering price of the class of shares (which includes the maximum sales charge for the class of shares) of one share of the class of shares at the beginning of the period, from (ii) the net asset value of all shares of the class of shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and capital gain distributions), and dividing by (iii) the public offering price per share of the class of shares at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and capital gain distributions and changes in share price during the period for the class of shares. The Fund may also, at times, calculate total return of a class of shares based on net asset value per share of a class of shares (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that total return data derived pursuant to the calculation described above are also presented.

     The yield of a class of shares will be computed by dividing its net investment income per share of the class earned during a specified period by its public offering price per share (which includes the maximum sales charge) on the last day of such period and annualizing the result. Tax-equivalent yield for the Fund, which assumes that a stated income tax rate has been applied to non-exempt income to derive the tax-exempt portion of the Fund's yield, also may be advertised. For purposes of sales literature, these yields may also, at times, be calculated on the basis of the net asset value per share of the class (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that yield data derived pursuant to the calculation described above are also presented.

     Because of differences in the fees and/or expenses borne by Class D Shares of the Fund, the net yield on such shares can be expected, at any given time, to differ from the net yield on Class A Shares. Performance information will be computed separately for Class A Shares and Class D Shares.

     Additional information about the performance of each Fund is contained in the Annual Report for each Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Shares of the Fund may be purchased on any day the Exchange is open for trading through Stephens, the Transfer Agent, or any authorized broker/dealers or financial institutions with which Stephens has entered into agreements. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce the clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan and $250 for shares purchased through a retirement plan qualified under the Internal Revenue Code of 1986, as amended (the "Code"). The minimum subsequent purchase amount is $100. The minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. The Company reserves the right to reject any purchase order. All funds, net of sales loads, will be invested in full and fractional shares. Checks will be accepted for the purchase of the Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address or telephone number on the front cover of the Prospectus.

     Shares of the Fund are offered continuously at the applicable offering price (including any sales load) next determined after a purchase order is received. Payment for shares purchased through a broker/dealer will not be due from the broker/dealer until the settlement date, currently five business days after the order is placed. Effective June 7, 1995, the settlement date will normally be three business days after the order is placed. It is the broker/dealer's responsibility to forward payment for shares being purchased to the Fund promptly. Payment for orders placed directly through the Transfer Agent must accompany the order.

                            ------------------------

     When payment for shares of the Fund through the Transfer Agent is by a check that is drawn on any member bank of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order.

     When shares of the Fund are purchased through a broker/dealer or financial institution, Stephens reallows that portion of the sales load designated below as the Dealer Allowance. Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. If all sales charges are paid or reallowed to a broker/dealer or financial institution, it may be deemed an "underwriter" under the Securities Act of 1933. When shares are purchased directly through the Transfer Agent and no broker/dealer or financial institution is involved with the purchase, the entire sales load is paid to Stephens.

     Sales loads relating to the purchase of Class A Shares in the Fund are as follows:

                                                                                            DEALER
                               CLASS A SHARES                SALES LOAD     SALES LOAD     ALLOWANCE
                               --------------                 AS % OF        AS % OF        AS % OF
       AMOUNT OF                                              OFFERING      NET AMOUNT     OFFERING
       PURCHASE                                                PRICE         INVESTED        PRICE
       ---------                                             ----------     ----------     ---------
Less than $100,000.........................................     4.50%          4.71%          4.05%
$100,000 up to $199,999....................................     4.00           4.17           3.60
$200,000 up to $399,999....................................     3.50           3.63           3.15
$400,000 up to $599,999....................................     2.50           2.56           2.25
$600,000 up to $799,999....................................     2.00           2.04           1.80
$800,000 up to $999,999....................................     1.00           1.01           0.90
$1,000,000 up to $2,499,999................................     0.60           0.60           0.50
$2,500,000 up to $4,999,999................................     0.40           0.40           0.40
$5,000,000 up to $8,999,999................................     0.25           0.25           0.25
$9,000,000 and over........................................     0.00           0.00           0.00

     Class D Shares are not subject to a front-end sales load. However, Class D Shares which are redeemed within one year from the receipt of a purchase order will be subject to a contingent deferred sales charge equal to 1% of the dollar amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of such shares at the time of redemption.

     A selling agent or servicing agent and any other person entitled to receive compensation for selling or servicing shares may receive different compensation for selling or servicing Class A Shares as compared with Class D Shares.

REDUCED SALES CHARGE -- CLASS A SHARES

     The above Volume Discounts are also available to you based on the combined dollar amount being invested in Class A Shares of the Fund or of Class A Shares of other portfolios of the Company which assess a sales load (the "Load Funds"). Because Class D Shares are not subject to a front-end sales charge, the amount of Class D shares you hold is not considered in determining any volume discount.

     The Right of Accumulation allows you to combine the amount being invested in Class A Shares of the Fund with the total net asset value of Class A Shares in any of the Load Funds already owned in accordance with the above sales load schedule to reduce the sales load. For example, if you own Class A Shares of the Load Funds with an aggregate net asset value of $90,000 and invest an additional $20,000 in Class A Shares of the Fund, the sales load on the entire additional amount would be 4.00% of the offering price. To obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales load, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period at reduced sales loads based on the total amount intended to be purchased plus the total net asset value of Class A Shares in any of the Load Funds already owned. Each investment made during the period receives the reduced sales load applicable to the total amount of the intended investment. If such amount is not invested within the period, you must pay the difference between the sales loads applicable to the purchases made and the charges previously paid.

     You may Reinvest proceeds from a redemption of Class A Shares of the Fund in Class A Shares of the Fund or in Class A Shares of another of the Company's investment portfolios that offers Class A Shares at net asset value, without a sales load, within 120 days after such redemption. However, if the other investment portfolio charges a sales load that is higher than the sales load that you have paid in connection with the Class A Shares you have redeemed, you pay the difference. In addition, the Class A Shares of the investment portfolio to be acquired must be registered for sale in your state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of the Class A Shares must be received by the Fund or the Transfer Agent within 120 days after the effective date of the redemption.

     If you realized a gain on your redemption, the reinvestment will not alter the amount of any federal capital gains tax payable on the gain. If you realized a loss on your redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of Class A Shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the Class A Shares acquired upon the reinvestment.

     Reductions in front-end sales loads apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

     Reductions in front-end sales loads also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales load, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent of more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by Directors, officers and employees (and their spouses and children under the age of 21) of the Company, Stephens, its affiliates and other broker-dealers that have entered into agreements with Stephens to sell such shares. Class A Shares of the Fund also may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by present and retired Directors, officers and employees (and their spouses and children under the age of 21) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree. Such shares also may be purchased at such price by employee benefit and thrift plans for such persons and by any investment advisory, trust or other fiduciary account (other than an individual retirement account) that is maintained, managed or advised by Wells Fargo Bank or Stephens or their affiliates. In addition, Class A Shares also may be purchased at net asset value by pension, profit sharing or other employee benefit plans established under
Section 401 of the Code.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by the following types of investors that place trades through an omnibus account maintained at the Fund by a discount broker/dealer: trust companies; investment advisers and financial planners on behalf of their clients; retirement and deferred compensation plans and the trusts used to fund these plans.

     By investing in the Fund, you appoint the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares of the Fund can be obtained on request. It is more complicated to redeem shares held in certificated form, and the expedited redemption described below is not available with respect to certificated shares.

CONTINGENT DEFERRED SALES CHARGE -- CLASS D SHARES

     Class D Shares which are redeemed within one year of receipt of a purchase order for such shares will be subject to a contingent deferred sales charge equal to 1.00% of an amount equal to the lesser of the net asset value at the time of purchase for the Class D Shares being redeemed or the net asset value of such shares at the time of redemption. Accordingly, a contingent deferred sales charge will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition a charge will not be assessed on Class D Shares purchased through reinvestment of dividends or capital gains distributions. In determining whether a contingent deferred sales charge is applicable to a redemption, Class D Shares are considered redeemed on a first-in, first-out basis so that Class D Shares held for a longer period of time are considered redeemed prior to more recently acquired shares.

     The contingent deferred sales charge is waived on redemptions of Class D Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached age 70 1/2, (iii) effected pursuant to the Company's right to liquidate a shareholder's account if the aggregate net asset value of the shareholder's account is less than the minimum account size, or
(iv) in connection with the combination of the Company with any other registered investment company by a merger, acquisition of assets, or by any other reorganization transaction.

     Investors who are entitled to purchase Class A Shares at net asset value without a sales load should not purchase Class D Shares. Other investors, including those who are entitled to purchase Class A Shares of the Fund at a reduced sales load, should compare the fees assessed on Class A Shares against those assessed on Class D Shares (including potential contingent deferred sales charges and higher Rule 12b-1 fees) in light of the amount to be invested and the anticipated time that the shares will be owned.

     Shares of the Fund may be purchased by any of the methods described below.

INITIAL PURCHASES OF FUND SHARES BY WIRE

     1. Telephone toll free (800) 572-7797. Give the name of the Fund in which the investment is to be made, the class of shares to be purchased, the name(s) in which the shares are to be registered, the address, social security or tax identification number (where applicable) of the person or entity in whose name(s) the shares are to be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank, which may charge a separate fee, to transmit the specified amount in federal funds ($1,000 or more) to:

        Wells Fargo Bank, N.A.
        San Francisco, California
        Bank Routing Number: 121000248
        Wire Purchase Account Number: 4068-000462
        Attention: Overland Express California Tax-Free Bond Fund (designate Class A or D)
        Account Name(s): (name(s) in which to be registered)
        Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

        Wells Fargo Bank, N.A.
        Overland Express Shareholder Services
        P.O. Box 63084
        San Francisco, California 94163
        Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price, or, in the case of Class D Shares, the net asset value next determined after the Account Application is received and accepted.

INITIAL PURCHASES OF FUND SHARES BY MAIL

     1. Complete an Account Application. Indicate the services to be used.

     2. Mail the Account Application and a check for $1,000 or more, payable to "Overland Express California Tax-Free Bond Fund (designate Class A or D)" at its mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of $100 or more may be made by instructing the Fund's Transfer Agent to debit an approved account designated in your Account Application, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Overland Express California Tax-Free Bond Fund (designate Class A or D)" to the above address. Write the Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides you with a convenient way to establish and automatically add to your existing accounts on a monthly basis. If you elect to participate in this plan, you must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated bank account (provided your bank is a participant in the automated clearing house system). The Transfer Agent withdraws and uses this amount to purchase shares of the designated Fund on or about the fifth business day of each month. There are no additional fees charged for participating in this plan.

     You may change the investment amount, suspend purchases or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if the designated bank account balance is insufficient to make a scheduled withdrawal, or if either the designated bank account or your account is closed.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for shares in the Fund placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale, including orders for which payment is to be made from free cash credit balances in securities accounts held by a dealer, will be effective on the same day the order is placed if received by the Transfer Agent before the close of business. Purchase orders that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. Payment for Fund shares is not due until settlement date. Broker/dealers and financial institutions may benefit from temporary use of payments to the Fund during the settlement period. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     You may exchange Class A Shares of the Fund for shares of the same class of the Company's other investment portfolios or for shares of the California Tax-Free Money Market Fund, the Money Market Fund or the U.S. Treasury Money Market Fund in an identically registered account at respective net asset values, provided that, if the other investment portfolio charges a sales load on the purchase of the class of shares being exchanged that is higher than the sales load that you have paid in connection with the shares you are exchanging, you pay the difference. Class D Shares of the Fund may be exchanged for Class D Shares of one of the Company's other investment portfolios that offer Class D Shares or for Class A Shares of the Money Market Fund in an identically registered account at respective net asset values. You are not charged a contingent deferred sales charge on exchanges of Class D Shares for shares of the same class of another of the Company's investment portfolios or for Class A Shares of the Money Market Fund. If you exchange Class D Shares for shares of the same class of another investment portfolio, or for Class A Shares of the Money Market Fund, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of the initial purchase of the previously held shares. Accordingly, if you exchange Class D Shares for Class A Shares of the Money Market Fund, and redeem the shares of the Money Market Fund within one year of the receipt of the purchase order for the exchanged Class D Shares, you will have to pay a deferred sales charge equal to the contingent deferred sales charge applicable to the previously exchanged Class D Shares. If you exchange Class D Shares of an investment portfolio for Class A Shares of the Money Market Fund, you may subsequently re-exchange the acquired Class A Shares only for Class D Shares. If you re-exchange the Class A Shares of the Money Market Fund for Class D Shares, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of your initial purchase of Class D Shares. In addition, shares of the investment portfolio to be acquired must be registered for sale in your state of residence. You should obtain, read and retain the Prospectus for the investment portfolio which you desire to exchange into before submitting an exchange order.

     You may exchange shares by writing the Transfer Agent as indicated below under Redemption by Mail, or by calling the Transfer Agent or your authorized broker/dealer or financial institution or servicing agent, unless you have elected not to authorize telephone exchanges in the Account Application (in which case you may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent in advance of the first such exchange). Shares held in certificated form may not be exchanged by telephone. The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares, except that, with respect to an exchange transaction between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. The Company reserves the right to limit the number of times shares may be exchanged between Funds, or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the fund's other shareholders, such as when management believes that such action would be appropriate to protect such fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you decline such privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. If the Transfer Agent does not follow such procedures, the Company and the Transfer Agent may be liable for any losses attributable to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     Except for any contingent deferred sales charge, which may be applicable upon redemption of Class D Shares, as described under "Purchase of Shares," the Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. On a day the Fund is open for business, redemption orders received by an authorized broker/dealer or financial institution before the close of the Exchange and received by the Transfer Agent before the close of business on the same day will be executed at the net asset value per share determined at the close of the Exchange on that day. Redemption orders received by authorized broker/dealers or financial institutions after the close of the Exchange, or not received by the Transfer Agent prior to the close of business, will be executed at the net asset value determined at the close of the Exchange on the next business day.

     Redemption proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, ordinarily will be remitted within seven days after the order is received in proper form, except proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If an expedited redemption is requested, redemption proceeds will be distributed only if the check used for investment is deemed to be cleared for payment by your bank, currently considered by the Company to be a period of 15 days after investment. The proceeds, of course, may be more or less than cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     1. Write a letter of instruction. Indicate the dollar amount of or number of shares to be redeemed. Refer to your Fund account number and provide either a social security or a tax identification number (as applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $5,000 or more, or redemption proceeds are to be paid to someone other than you at your address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. If shares to be redeemed are held in certificated form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

     5. Mail the letter to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchase of Fund Shares by Wire."

     Unless other instructions are given in proper form, a check for the proceeds of redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be sent to your address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides a way for you to have shares redeemed from your account and the proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, distributed to you on a monthly basis. You may elect to participate in this plan if you have a shareholder account valued at $10,000 or more as of the date of your election to participate, and are not also a participant in the Company's Systematic Purchase Plan at any time while participating in this plan. To participate in the plan you must specify an amount ($100 or more) to be distributed by check to your address of record or deposited in a designated bank account. The Transfer Agent redeems sufficient shares and mails or deposits the proceeds of the redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, as instructed, on or about the fifth business day prior to the end of each month. There are no additional fees charged for participating in this plan.

     You may change the withdrawal amount, suspend withdrawals or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to a scheduled transaction. An election will be terminated automatically if your account balance is insufficient to make a scheduled withdrawal or if your account is closed.

EXPEDITED REDEMPTIONS

     If shares are not held in certificated form, you may request an expedited redemption of shares by letter or telephone (unless you have elected not to authorize telephone redemptions on your Account Application or other form that is on file with the Transfer Agent) on any day the Fund is open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     You may request expedited redemption by telephone by calling the Transfer Agent at (800) 572-7797.

     You may request expedited redemption by mail by mailing your expedited redemption request to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchase of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be wired or credited to the bank indicated in your Account Application or wired to an authorized broker/dealer or financial institution designated in your Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than yourself, to an address other than that of record, or to a bank, broker/dealer or other financial institution that has not been predesignated, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by the close of business on any day the Fund is open for business, the redemption proceeds will be transmitted to your bank or predesignated broker/dealer or financial institution on the next business day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to your address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Redemption requests placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale will be effective on the same day the request is placed if received by the Transfer Agent before the close of business. Redemption requests that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of redemption requests to the Transfer Agent. Unless you have made other arrangements, and have informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions will be credited to your account with such broker/dealer or institution. You may request a check from the broker/dealer or financial institution or may elect to retain the redemption proceeds in your account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to you for such proceeds or prior to disbursement or reinvestment of such proceeds on your behalf.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000. Prior to such a redemption, you will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               DISTRIBUTION PLANS

     The Company's Board of Directors has adopted a Plan on behalf of each class of shares of the Fund. Under the Plans and pursuant to the Distribution Agreement, the Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund, by paying on an annual basis up to the greater of $100,000 or 0.05% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at an annual rate of 0.50% of the average daily net assets of the Class D Shares of the Fund to the distributor. Under the Plan for the Class D Shares of the Fund, the distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Class D Shares attributable to them. The distributor may retain any portion of the total distribution fee payable under the Plans to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. The Plans provide only for the reimbursement of actual expenses. The Fund may participate in joint distribution activities with any other portfolios and classes of the Company, in which event expenses reimbursed out of the assets of the Fund may be attributable, in part, to the distribution-related activities of another portfolio. Generally, the expenses attributable to joint distribution activities will be allocated among the Fund and any other portfolio of the Company in proportion to their relative net asset sizes, although the Board of Directors may allocate such expenses in any other manner that it deems fair and equitable.

                                 SERVICING PLAN

     The Company's Board of Directors has adopted a servicing plan ("Servicing Plan") on behalf of the Class D Shares of the Fund. Pursuant to the Servicing Plan the Fund may enter into servicing agreements with one or more servicing agents who agree to provide administrative support services to their customers who are the record or beneficial owners of Class D Shares. Such servicing agents will be compensated at an annual rate of up to 0.25% of the average daily net asset value of the Class D Shares held of record or beneficially by such customers.

                          DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare as a dividend to all shareholders of record substantially all of its net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time) on the day of declaration. Shares purchased in the Fund will begin earning dividends on the business day following the date the purchase order settles and shares redeemed will earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to shareholders of record at 4:00 p.m. (New York time) on the prior business day.

     Dividends of the Fund declared in, and attributable to, any month will be paid early in the following month. Shareholders of the Fund who redeem shares prior to a dividend payment date will be entitled to all dividends declared but unpaid prior to redemption on such shares on the next dividend payment date.

     Net capital gains of the Fund, if any, will be distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI).

     Dividends and/or capital gain distributions paid by the Fund will be invested in additional shares of the same class of the Fund at net asset value (without any sales load) and credited to your account on the reinvestment date or, at your election, paid by check. Dividend checks and Statements of Account will be mailed within approximately three business days after the payment date. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement.

     The Fund's net investment income available for distribution to the holders of Class D Shares will be reduced by the amount of shareholder servicing fees payable to shareholder servicing agents under the Servicing Plan and by the incremental distribution fees payable under the Distribution Plan. There may be certain other differences in fees (e.g., transfer agent fees) between Class A Shares and Class D Shares that would affect their relative dividends.

                                     TAXES

     By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to shareholders, and the Fund's shareholders will not be subject to federal income taxes on any dividends of the Fund attributable to interest from tax-exempt securities. However, dividends attributable to interest from taxable securities, accretion of market discount on certain bonds and capital gains (if any) will be taxable to shareholders. Generally, dividends of taxable income are taxable to shareholders at the time they are paid. However, dividends declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. The Fund intends to pay out all its net investment income and net realized capital gains (if any) for each year. In addition, by complying with the applicable provisions of the California Revenue and Taxation Code, dividends of the Fund also will be exempt from California personal income tax to the extent such dividends attributable to instruments that pay interest which would be exempt from California personal income taxes were such instruments held directly by an individual. The Fund does not make any representation regarding the taxation of its corporate shareholders with respect to Fund distributions and recommends that they consult their tax advisors.

     The Fund will inform you of the amount and nature of Fund dividends and capital gain distributions. You should keep all statements you receive to assist in your personal recordkeeping. The Company is required by federal law to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Fund if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes - Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. You should consult your individual tax advisor with respect to your particular tax situation as well as the state and local tax status of investments in shares of the Fund.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank has been retained to act as the Fund's custodian and transfer and dividend disbursing agent. Its principal place of business is 420 Montgomery Street, San Francisco, California 94163 and its transfer and dividend disbursing agency activities are managed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company, an open-end investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company currently offers twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required by the 1940 Act to elect Directors; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a Director or Directors. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable.

                   OVERLAND EXPRESS FUNDS, INC.                                 CALIFORNIA TAX FREE BOND FUND
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                    ACCOUNT APPLICATION
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163                             PAGE 1 OF 5
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797
------------------------------------------------------------------------------------------------------------------------------------
 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE TO ACCOUNT #
------------------------------------------------------------------------------------------------------------------------------------

 / / INDIVIDUAL         1.    Individual                                                                     -       -
     USE LINE 1                                     ---------------------------------             ----------- ------- ------------
                                                    First Name   Initial   Last Name                      Soc. Security No.


 / / JOINT OWNERS       2.    Joint Owner                                                         (Only one Soc. Security No. is
     USE LINES 1 & 2                                ---------------------------------              required for Joint Owners)
                                                    First Name   Initial   Last Name

                              Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                              / / Tenants in Common

 / / TRANSFER TO        3.    Uniform
     MINORS                   Transfer              ------------------------------------------------------------------------------
     USE LINE 3               to Minors                      Custodian's Name (only one)             Minor's State of Residence
                                                                                                             -       -
                                                    -----------------------------------------     ----------- ------- ------------
                                                               Minor's Name (only one)                Minor's Soc. Security No.
 / / TRUST*             4.    Trust Name
                                                    ------------------------------------------------------------------------------
     USE LINE 4               Trustee(s)
                                                    ------------------------------------------------------------------------------
                                                           (If you would like Trustee's name included in registration.)

                              Trust ID Number
                                              ------------------------------------------------------------------------------------
                                              Please attach title page, the page(s) allowing investment in a mutual fund ("powers page") and signature page, and complete Section 7, "Authorization for Trusts and
                                              Organizations."
 / / ORGANIZATION*      5.   Organization Name                                                                 -
     USE LINE 5                                ----------------------------------------  ---------------------   -----------------
                                               *Complete "Authorization for Trusts and                    Tax I.D. No.
                                               Organizations" (Section 7).

------------------------------------------------------------------------------------------------------------------------------------
 ADDRESS:

 Number and Street                                                                                Apartment No.
                   ------------------------------------------------------------------------------               ------------------
 City                                                                     State               Zip Code
      -------------------------------------------------------------------       ------------           ---------------------------
 Telephone Numbers:  (DAY)            -           -                           (EVENING)            -           -
                           ----------- ----------- ------------------                   ----------- ----------- ------------------
                           (Area Code)                                                  (Area Code)
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                           CALIFORNIA TAX FREE BOND FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 2.  INVESTMENT INSTRUCTIONS    (Minimum initial investment: $1,000.)
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AMOUNT:        $
                            ----------------------------
 TYPE OF ACCOUNT (CHOOSE ONE ONLY):

                                 / /  Class A Shares, or

                                 / /  Class D Shares (not available for purchases of $9,000,000 or more)

 Note: If no choice is indicated, Class A Shares will be selected.

 METHOD OF PAYMENT:             / /  Debit bank account designated in Section 3.

                                / /  Check attached (payable to Overland Express California Tax Free Bond Fund (designate Class A or D))

                                / /  Funds have been wired to my Overland Express Account #
                                                                                            ---------------------
------------------------------------------------------------------------------------------------------------------------------------
 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / /  Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.)
      Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC PURCHASE PLAN:

 / /  I hereby authorize you to systematically withdraw from the bank account designated in Section 3 the following amount to purchase shares of the Fund. I understand and agree that the designated account will be debited on or about the fifth business day of each month to effect the Fund purchase and that such monthly investments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled Fund purchase.
      Monthly Investment Amount:       $               (minimum $100)
                                        ---------------
------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC WITHDRAWAL PLAN:

 / /  I hereby authorize you to systematically redeem a sufficient number of shares from my Overland Express account and to distribute the amount specified below by check to the registration address set forth in Section 1 or the bank account designated in Section 3. I understand and agree that the redemption of shares and mailing or depositing of proceeds will occur on or about the fifth business day prior to the end of each month and that such monthly payments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled withdrawal.
      Monthly Withdrawal Amount:       $               (minimum $100)
                                        ---------------

     / /  Mail check to registration set forth in Section 1.

     / /  Distribute funds to bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
 3. BANK ACCOUNT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Name

 ---------------------------------------------------------------------------------------------------------------------------------
 Address                                                                  City                            State          Zip

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Account Number                                                      Bank Routing Number
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                           CALIFORNIA TAX FREE BOND FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 4. REDUCED SALES CHARGES   (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------
 LETTER OF INTENT -- CLASS A SHARES

 I may qualify for a reduced sales charge based on the total amount I intend to invest over a 13-month period (the "Period"), plus the value of any shares I already own, by agreeing to this Letter of Intent (the "Letter"). Stephens Inc. will hold in escrow shares registered in my name equal to 5% of the amount invested. Dividends and distributions on the escrowed shares will be paid to me or credited to my Account. Upon completion of the specified minimum purchase within the Period, all shares held in escrow will be deposited in my Account or delivered to me. I may include the combined asset value of shares of any of the portfolios of the
 Overland Express Funds which assess a sales charge ("Load Funds"), owned as of the date of the Letter toward the completion of the total purchase. If the total amount invested within the Period does not equal or exceed the specified minimum purchase, I will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchases made. If, within 20 days following the mailing of a written request, I have not paid this additional sales charge to Stephens Inc., sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be deposited in my Account. The intended purchase amount may be increased at any time during the
 Period by filing a revised Letter for the Period.

 / /  I agree to the Letter of Intent set forth above. It is my intention to invest over a 13-month period in the Load Funds an aggregate amount equal to at least:

                                / /  $100,000     / /  $200,000     / /  $400,000     / /  $600,000
                     / /  $800,000    / /  $1,000,000    / /  $2,500,000    / /  $5,000,000   /  /  $9,000,000

 Existing accounts must be identified in advance. If the value of currently owned shares is to be applied towards completion of this Letter of Intent, please list accounts below.

        Account #                                Account #
                  ------------------------------           ------------------------------

 RIGHT OF ACCUMULATION -- CLASS A SHARES
 / /  I qualify for reduced sales charges under the Right of Accumulation. The value of shares presently held in the Overland
      Express accounts listed below, combined with this investment, totals $100,000 or more.

        Account #                                Account #
                  ------------------------------           ------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 5. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
------------------------------------------------------------------------------------------------------------------------------------

 / /  If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between Overland Express Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for a redemption.
------------------------------------------------------------------------------------------------------------------------------------
 6. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
------------------------------------------------------------------------------------------------------------------------------------
 All dividends and capital distributions will be automatically reinvested in shares of the same class of the Fund unless otherwise indicated:
 / / Invest dividends in Account #                of              Fund
                                   ---------------   ------------
     of the Overland Express Family of Funds.

 / / Invest capital gain distributions in Account #                 of             Fund
                                                    ---------------   ------------
     of the Overland Express Family of Funds.

 / / Pay dividends by check and/or / / pay capital gains distributions by check

                                                        AND MAIL CHECKS TO:

                / / The registration address set forth in Section 1.  / / The bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                           CALIFORNIA TAX FREE BOND FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 7. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                                --------------------------------------------------------------------
                                                                   (such as Non-Profit Organization, Religious Organization, Sole
                                                                Proprietorship, Investment Club, Non-incorporated Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered
   Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

                   Name                                    Title                                Specimen Signature

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY
   PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:

   I, ___________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on __________________
   at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the
   Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the
   Authorization Form.

                Witness my hand on behalf of the corporation/association on this     day of                     ,19
                                                                                 ---        --------------------   ---

                                                                                    ------------------------------------------------
                                                                                             Secretary (Signature Guarantee or
                                                                                                Corporate Seal is Required)

   FOR ALL OTHER ORGANIZATIONS:                                                     ------------------------------------------------
                                                                                      Certifying Trustee, General Partner, or Other
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                           CALIFORNIA TAX FREE BOND FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5
------------------------------------------------------------------------------------------------------------------------------------
     8. SIGNATURE, TAX INFORMATION & CERTIFICATION
------------------------------------------------------------------------------------------------------------------------------------
      / /   U.S. CITIZEN OR RESIDENT

            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)
            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
                                                                      Country:
            ---------------------------------------------------------          ---------------------------------

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the Prospectus for more information on these privileges.


     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       -------------------------------------------------------     ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       -------------------------------------------------------     institution," which includes a commercial bank,
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       -------------------------------------------------------     signature guarantee.
       Corporate Officer or Trustee                   date

                                                                                  AFFIX SIGNATURE GUARANTEE STAMP

       -------------------------------------------------------     -----------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By
------------------------------------------------------------------------------------------------------------------------------------
DEALER INFORMATION

------------------------------------------             -------------------------
Dealer Name                                            Branch ID #

------------------------------------------             -------------------------    --------------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
 -------------------------------------------------------------------------------------------------------------
 Authorized signature of Broker/Dealer                Title                        date

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND
DIVIDEND DISBURSING AGENT AND CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

                                NOT FDIC INSURED

FOR MORE INFORMATION ABOUT THE FUND,
SIMPLY CALL (800) 552-9612,
OR WRITE:

OVERLAND EXPRESS FUNDS, INC.
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

                                      LOGO

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                         California Tax-Free Bond Fund

                            ------------------------

                                  May 1, 1995

                            ------------------------

                                NOT FDIC INSURED

78P  5/95

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

                                      LOGO
Telephone: (800) 552-9612

            Stephens Inc. -- Sponsor, Administrator and Distributor
 Wells Fargo Bank, N.A. -- Investment Adviser, Transfer and Dividend Disbursing
                              Agent and Custodian

     Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus contains information about three of the funds in the Overland Express Family of Funds -- the CALIFORNIA TAX-FREE MONEY MARKET FUND, the MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND (each, a "Fund," and collectively, the "Funds").

     The CALIFORNIA TAX-FREE MONEY MARKET FUND seeks to provide investors with a high level of current income exempt from federal income taxes, a portion of which is also exempt from California personal income taxes, while preserving capital and liquidity, by investing in high-quality instruments, principally municipal securities. Under normal market conditions, a substantial majority of the Fund's total assets will consist of securities the interest on which is exempt from California personal income taxes. In any event, at the close of each calendar quarter at least 50% of the Fund's total assets will consist of such securities.

     The MONEY MARKET FUND seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term securities.

     The U.S. TREASURY MONEY MARKET FUND seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in U.S. Treasury bonds, notes and bills with short remaining terms.

     Each of the Funds seeks to maintain a net asset value of $1.00 per share.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the Funds. A Statement of Additional Information dated May 1, 1995 (the "SAI"), containing additional and more detailed information about each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA 94163 or by calling the Company at the telephone number printed above.

     AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.

                            ------------------------

       FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY
       THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
         THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.
             AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT
                 RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1995

     This Prospectus describes the shares of the California Tax-Free Money Market Fund and the Class A Shares of the Money Market Fund and the U.S. Treasury Money Market Fund. Each of the Money Market Fund and the U.S. Treasury Money Market Fund also offers a class of shares known as the Institutional Class (shares of the Institutional Class are referred to hereinafter as the "Institutional Shares"). Institutional Shares of these Funds require a minimum initial investment of $150,000. Additional information about the Institutional Shares and a free copy of the current Prospectus describing the Institutional Shares is available from the Company at the telephone number printed above.

    WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER
      SERVICES TO THE FUNDS, FOR WHICH IT IS COMPENSATED. STEPHENS INC. ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO BANK, IS
                  THE SPONSOR AND DISTRIBUTOR FOR THE FUNDS.

                               TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            -----
Prospectus Summary........................................................................    ii
Summary of Expenses.......................................................................    iv
Financial Highlights......................................................................    vi
Investment Objectives, Policies and Activities............................................     1
Advisory, Administration and Distribution Arrangements....................................     8
Determination of Net Asset Value..........................................................    10
Purchase of Shares........................................................................    10
Exchange Privileges.......................................................................    13
Redemption of Shares......................................................................    14
Distribution Plans........................................................................    17
Dividends and Distributions...............................................................    17
Taxes.....................................................................................    18
Custodian and Transfer and Dividend Disbursing Agent......................................    19
Organization and Capital Stock............................................................    19

                               PROSPECTUS SUMMARY

     The Company, as an open-end management investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Funds, each of which has its own investment objective.

Q.    WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

A. The CALIFORNIA TAX-FREE MONEY MARKET FUND seeks to provide investors with a high level of current income exempt from federal income taxes, a portion of which is also exempt from California personal income taxes, while preserving capital and liquidity, by investing in high-quality instruments, principally municipal securities.

      The MONEY MARKET FUND seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term securities.

      The U.S. TREASURY MONEY MARKET FUND seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in U.S. Treasury bonds, notes and bills with short remaining terms.

      Each Fund seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that this will be achieved. As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives.

Q.    WHAT ARE PERMISSIBLE INVESTMENTS?

A. THE CALIFORNIA TAX-FREE MONEY MARKET FUND invests in high-quality instruments, primarily municipal securities, the income from which is exempt from federal income taxes, a portion of which is also exempt from California personal income taxes. Under normal market conditions, a substantial majority of the total assets of this Fund will consist of securities the interest on which is exempt from California personal income taxes. In all events, at the close of each calendar quarter, at least 50% of the Fund's total assets will consist of such securities. Income exempt from federal income tax may be of benefit to investors who pay federal income taxes, whether or not they are residents of California. See "Investment Objectives, Policies and Activities."

      The MONEY MARKET FUND invests in high-quality money market instruments, including obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), certain debt obligations such as corporate debt, certain obligations of U.S. banks and certain repurchase agreements. See "Investment Objectives, Policies and Activities."

      The U.S. TREASURY MONEY MARKET FUND invests primarily in U.S. Treasury bonds, notes and bills with short remaining terms. See "Investment Objectives, Policies and Activities."

Q.    WHO MANAGES MY INVESTMENTS?

A. Wells Fargo Bank, as the investment adviser of each Fund, manages your investments. Wells Fargo Bank also provides the Funds with transfer agency, dividend disbursing agency and custodial services. Stephens Inc. is the sponsor, administrator and distributor for the Company. See "Advisory, Administration and Distribution Arrangements" and "Distribution Plan."

Q.    HOW MAY I PURCHASE SHARES?

A. Shares of the Funds may be purchased on any day the New York Stock Exchange (the "Exchange") is open for trading. There is no sales load for purchasing shares of any of the Funds. In most cases, the minimum initial purchase amount for shares of any of the Funds is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan. The minimum subsequent purchase amount is $100 or more. However, certain exceptions may apply. You may purchase shares of the Funds through Stephens, Wells Fargo Bank, as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of Shares of the Funds may be made by wire directly to the Transfer Agent. See "Purchase of Shares." Investors intending to invest at least $150,000 in either the Money Market Fund or the U.S. Treasury Money Market Fund should purchase Institutional Shares rather than Class A Shares. A free copy of the current Prospectus for the Institutional Shares is available from the Company at the telephone number set forth on the cover page.

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of the Funds are declared daily and paid monthly. Dividends are automatically reinvested in additional shares, unless you elect to receive dividends in cash. All reinvestments in shares of the Funds are at net asset value. See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open for trading, shares may be redeemed upon request to Stephens or the Transfer Agent directly, or through any authorized broker/dealer or financial institution. Shares may be redeemed by a request in good form in writing or through telephone direction. Proceeds are payable by check or, for shareholders who make prior arrangements, by wire. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. The Company does not charge for redeeming its shares. However, the Company reserves the right to impose charges for wiring redemption proceeds. See "Redemption of Shares."

Q. WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUNDS?

A. Shares of the Funds are not guaranteed or insured against loss of principal or interest, although certain of the Funds' portfolio securities may be insured or guaranteed as to repayments of principal and/or the payment of interest. Although each of the Funds seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives. Since the California Tax-Free Money Market Fund will invest primarily in securities issued by California, its agencies and municipalities, events in California are more likely to affect this Fund's investments. Also, the California Tax-Free Money Market Fund is non-diversified, which means that its assets may be invested in fewer issuers and therefore the value of its assets may be subject to greater impact by events affecting one of its investments. See "Investment Objectives, Policies and Activities -- Municipal Securities" in this Prospectus and "Special Factors Affecting the California Tax-Free Money Market Fund" in the SAI.

                              SUMMARY OF EXPENSES

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                         CLASS A
                                                                                        SHARES OF
                                                        CALIFORNIA       CLASS A           U.S.
                                                         TAX-FREE       SHARES OF        TREASURY
                                                       MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                           FUND            FUND            FUND
                                                       ------------    ------------    ------------
Management Fees......................................      0.45%           0.25%           0.25%
12b-1 Fees...........................................      0.05%           0.25%           0.25%
Other Expenses(1)*...................................      0.18%           0.18%           0.15%
                                                          -----           -----           -----
Total Fund Operating Expenses(1)*....................      0.68%           0.65%           0.65%

---------------

(1) After any waivers or reimbursements.

 * The percentages shown above are based on amounts incurred during the most recent fiscal year, and, with respect to "Other Expenses" and "Total Fund Operating Expenses" for the California Tax-Free Money Market Fund and Class A Shares of the Money Market Fund, reflect voluntary waivers and reimbursements. With respect to "Other Expenses" and "Total Fund Operating Expenses" for the Class A Shares of U.S. Treasury Money Market Fund, the percentages have been restated to reflect voluntary waivers and reimbursements that are expected to continue during the current fiscal year. Absent waivers and reimbursements, the percentages shown above under "Other Expenses" and "Total Fund Operating Expenses" would have been 0.20% and 0.70%, respectively, for the California Tax Free Money Market Fund; 0.22% and 0.72% for the Class A Shares of Money Market Fund; and 0.30% and 0.80% for the Class A Shares of U.S. Treasury Money Market Fund. As further described in the Prospectus under the caption "Advisory, Administration and Distribution Arrangements," Wells Fargo Bank and Stephens each has agreed to waive or reimburse all or a portion of its respective fees in circumstances where a Fund's expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Wells Fargo Bank and Stephens each may elect, in its sole discretion, to otherwise waive its respective fees or reimburse expenses. Stephens and Wells Fargo Bank each has agreed to waive all or a portion of its respective fees, through at least the current fiscal year, to the extent Total Fund Operating Expenses for Class A Shares of either the Money Market Fund or the U.S. Treasury Money Market Fund exceed 0.70% of average net assets. Any such waivers, limits or reimbursements of fees with respect to a Fund would reduce the total expenses of such Fund. There can be no assurances that voluntary fee waivers, limits and reimbursements will continue.

                                    EXAMPLE

                                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                           ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) a 5% annual return and (2)
  redemption at the end of each time period indicated:
     California Tax-Free Money Market Fund...............   $  7       $  22       $  38        $ 85
     Money Market Fund -- Class A Shares.................   $  7       $  21       $  36        $ 81
     U.S. Treasury Money Market Fund -- Class A Shares...   $  7       $  21       $  36        $ 81

     The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors in shares of the Funds will bear directly or indirectly. There are no sales loads, redemption fees or exchange fees charged by the Funds. However, the Company reserves the right to impose charges for wiring redemption proceeds. See Prospectus sections captioned "Advisory, Administration and Distribution Arrangements," "Purchase of Shares" and "Distribution Plans" for more complete descriptions of the various costs and expenses applicable to the Funds. The Example should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Funds' 1994 annual financial statements. The financial statements are incorporated by reference into the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Funds' 1994 annual financial statements and the notes thereto. The SAI has been incorporated by reference into this Prospectus.

                     CALIFORNIA TAX-FREE MONEY MARKET FUND

                        FOR A SHARE OUTSTANDING AS SHOWN

                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                        DEC. 31, 1994  DEC. 31, 1993  DEC. 31, 1992  DEC. 31, 1991  DEC. 31, 1990  DEC. 31, 1989   DEC. 31, 1988*
                        -------------  -------------  -------------  -------------  -------------  --------------  --------------
Net Asset Value,
  Beginning of
  Period................   $    1.00     $    1.00      $    1.00      $    1.00      $    1.00       $   1.00        $   1.00
Income From Investment
  Operations:
Net Investment Income...        0.02          0.02           0.03           0.04           0.05           0.06            0.03
Less Distributions:
Dividends From Net
  Investment Income.....       (0.02)        (0.02)         (0.03)         (0.04)         (0.05)         (0.06)          (0.03)
                           ---------     ---------      ---------      ---------      ---------       --------        --------
Net Asset Value, End of
  Period................   $    1.00     $    1.00      $    1.00      $    1.00      $    1.00       $   1.00        $   1.00
                           =========     =========      =========      =========      =========       ========        ========
Total Return (Not
  Annualized)...........        2.22%         1.84%          2.54%          3.99%          5.20%          5.84%           3.29%
Ratios/Supplemental
  Data:
Net Assets, End of
  Period (000)..........   $ 288,409     $ 397,712      $ 363,067      $ 299,234      $ 312,023       $247,777        $271,683
Number of Shares
  Outstanding, End of
  Period (000)..........     288,490       397,717        363,069        299,234        312,023        247,777         271,683
Ratios to Average Net
  Assets (annualized):
Ratio of Expenses to
  Average Net
  Assets(1).............        0.68%         0.66%          0.66%          0.66%          0.65%          0.61%           0.55%**
Ratio of Net Investment
  Income to Average Net
  Assets(2).............        2.17%         1.82%          2.50%          3.92%          5.07%          5.73%           4.93%
------------
(1) Ratio of Expenses to
    Average Net Assets
    Prior to Waived Fees
    and Reimbursed
    Expenses............        0.70%         0.70%          0.69%          0.70%          0.73%          0.75%           0.73%
(2) Ratio of Net
    Investment Income to
    Average Net Assets
    Prior to Waived Fees
    and Reimbursed
    Expenses............        2.15%         1.68%          2.47%          3.88%          4.99%           N/A             N/A

---------------
 * The Fund commenced operations on April 7, 1988.
** Annualized.

                               MONEY MARKET FUND

                    FOR A CLASS A SHARE OUTSTANDING AS SHOWN

                                                                   YEAR       YEAR       YEAR       YEAR       YEAR      PERIOD
                                                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                                                 DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                                                   1994       1993       1992       1991       1990      1989*
                                                                 --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period.............................   $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
Income From Investment Operations:
Net Investment Income............................................     0.04      0.03       0.03       0.06       0.08      0.01
Less Distributions:
Dividends From Net Investment Income.............................    (0.04)    (0.03)     (0.03)     (0.06)     (0.08)    (0.01)
                                                                  --------   --------   --------   --------   --------   ------
Net Asset Values, End of Period..................................   $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                                  ========   ========   ========   ========   ========   ======
Total Return (not annualized)....................................     3.70%     2.57%      3.23%      5.65%      7.88%     1.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000).................................. $307,878  $228,084   $268,424   $229,863   $198,187   $40,143
Number of Shares Outstanding, End of Period (000)................  307,915   228,085    268,434    229,866    198,192    40,143
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1).......................     0.68%     0.74%      0.75%      0.74%      0.68%     0.53%
Ratio of Net Investment Income to Average Net Assets(2)..........     3.71%     2.54%      3.17%      5.54%      7.55%     8.11%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees
    and Reimbursed Expenses......................................     0.72%     0.74%      0.75%      0.75%      0.84%     1.82%
(2) Ratio of Net Investment Income to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses..........................     3.67%     2.54%      3.17%      5.53%      7.39%      N/A
 *  The Fund commenced operations on November 1, 1989.

                        U.S. TREASURY MONEY MARKET FUND

                    FOR A CLASS A SHARE OUTSTANDING AS SHOWN

                                                                                         YEAR          YEAR         PERIOD
                                                                                         ENDED         ENDED         ENDED
                                                                                       DEC. 31,      DEC. 31,      DEC. 31,
                                                                                         1994          1993          1992*
                                                                                       ---------     ---------     ---------
Net Asset Value, Beginning of Period.................................................. $   1.00      $   1.00      $   1.00
Income From Investment Operations:
Net Investment Income.................................................................     0.03          0.03          0.02
Less Distributions:
Dividends From Net Investment Income..................................................    (0.03)        (0.03)        (0.02)
                                                                                       ---------     ---------     ---------
Net Asset Value, End of Period........................................................ $   1.00      $   1.00      $   1.00
                                                                                       =========     =========     =========
Total Return (not annualized).........................................................     3.44%         2.56%         1.97%
Ratios/Supplemental Data:
Net Assets, End of Period (000)....................................................... $195,031      $118,169      $137,412
Number of Shares Outstanding, End of Period (000).....................................  195,042       118,169       137,416
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1)............................................     0.63%         0.52%         0.27%
Ratio of Net Investment Income to Average Net Assets(2)...............................     3.47%         2.55%         3.12%
---------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees
    and Reimbursed Expenses...........................................................     0.80%         0.77%         0.79%
(2) Ratio of Net Investment Income to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses...............................................     3.30%         2.30%         2.60%
* The Fund commenced operations on May 12, 1992.

                 INVESTMENT OBJECTIVES, POLICIES AND ACTIVITIES

     Set forth below is a description of the investment objectives and related policies of each of the Funds. As with all mutual funds, there can be no assurance that the Funds will achieve their respective investment objectives. The Funds invest only in U.S. dollar-denominated "Eligible Securities" with remaining maturities not exceeding thirteen months, as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), and maintain a dollar-weighted average portfolio maturity of 90 days or less. An Eligible Security is a security that is determined to present minimal credit risks and is rated in one of the two highest rating categories by the required number of nationally recognized statistical rating organizations or, if unrated, is determined to be of comparable quality to such rated securities. These determinations are made by the investment adviser under guidelines adopted by the Company's Board of Directors, although in certain instances the Board of Directors must approve or ratify the Funds' investments. The Board of Directors of the Company (or Wells Fargo Bank, under authority delegated to it as investment adviser to the Funds) will determine on an ongoing basis that any Eligible Securities purchased by the Funds presents minimal credit risks. The Funds will endeavor to maintain a constant net asset value of $1.00 per share; however, there is no assurance that this objective will be achieved.

CALIFORNIA TAX-FREE MONEY MARKET FUND

     Investment Objective. The California Tax-Free Money Market Fund seeks to provide investors with a high level of current income exempt from federal income taxes, a portion of which is also exempt from California personal income taxes, while preserving capital and liquidity, by investing in high-quality instruments, principally municipal securities.

     As a matter of fundamental policy, the Fund under normal circumstances invests at least 80% of its net assets in municipal securities that are exempt from federal income taxes and are not subject to the alternative minimum tax (or in other open-end tax-free money market funds with a similar fundamental policy). Under normal market conditions, a substantial majority of the Fund's total assets will consist of securities, the interest on which is exempt from both federal income taxes and California personal income taxes. Under normal market conditions, at least 65% of the Fund's total assets will consist of such securities. In addition, as a matter of fundamental policy, at the close of each quarter of the Fund's taxable year, at least 50% of its total assets will consist of such securities. Securities, the income on which is exempt from both federal income taxes and the personal income taxes of California, include municipal obligations issued by or on behalf of the State of California, its cities, municipalities and other public authorities. See "Investments and Activities -- Municipal Securities" and "Taxes."

     Pending the investment of proceeds from the sale of Fund shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Investment Adviser, it is advisable to do so because of market conditions, the Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves, high-quality taxable Money Market Instruments (discussed below) and high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes. Some portion of the income received by the Fund shareholders may be subject to federal income taxes and California personal income taxes. The Fund is a non-diversified portfolio, which means that its assets may be invested in fewer issuers than a diversified portfolio and therefore the value of its assets may be subject to greater impact by events affecting one of its investments. Since the Fund will invest primarily in securities issued by California, its agencies and municipalities, events in California are more likely to affect this Fund's investments. For a further discussion of factors affecting investments by the California Tax-Exempt Money Market Fund, see "Investments and
Activities -- Municipal Securities" and "Special Factors Affecting the California Tax-Free Money Market Fund" below.

MONEY MARKET FUND

     Investment Objective. The Money Market Fund seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term securities.

     Under normal market circumstances, this Fund invests its assets exclusively in Money Market Instruments (discussed below). This Fund is a diversified portfolio.

U.S. TREASURY MONEY MARKET FUND

     Investment Objective. The U.S. Treasury Money Market Fund seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in short-term U.S. Treasury bonds, notes and bills ("U.S. Treasury Securities").

     The Fund will invest exclusively in U.S. Treasury Securities. U.S. Treasury Securities are debt obligations issued by the U.S. Government, of which the payment of interest and repayment of principal are secured by the full faith and credit of the U.S. Treasury. Treasury bonds, notes and bills differ mainly in the length of their maturities: Treasury bonds are long-term debt instruments with original maturities of ten years or more; Treasury notes are medium-term debt instruments with original maturities of one to ten years; and Treasury bills are short-term debt obligations with original maturities of one year or less and are issued on a discounted basis. The U.S. Treasury Money Market Fund may only purchase U.S. Treasury Securities with remaining maturities of 13 months or less. This Fund is a diversified portfolio.

INVESTMENTS AND ACTIVITIES

  Municipal Securities

     The municipal securities in which the California Tax-Free Money Market Fund may invest are:

          Long-term municipal bonds rated at the date of purchase "Aa" or better by Moody's Investors Service, Inc. ("Moody's") or "AA" or better by Standard & Poor's Corporation ("S&P");

          Medium-term municipal notes rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+" or "SP-1" by S&P; and

          Short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by S&P.

     Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. From time to time, the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation also would affect the other obligations; for example, municipal obligations the interest on which is paid from revenues of similar type projects. Furthermore, from time to time, the Fund may invest 25% or more of the current value of its total assets in certain "private activity bonds," such as pollution control bonds; provided, however, that such investments will be made only to the extent they are consistent with the Fund's fundamental policy, described above, of investing, under normal circumstances, at least 80% of its net assets in municipal obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. In addition, because the Fund intends to invest at least 25% of its total assets in obligations issued by or on behalf of the State of California, its cities, municipalities and other public authorities, the Fund is particularly dependent on, and may be adversely affected by, general economic conditions in California. In this regard, certain of the municipal securities in which the California Tax-Free Money Market Fund may invest may be bonds or other types of obligations of California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. The California Constitution limits the powers of municipalities to impose and collect ad valorem taxes on real property, which, in turn, restricts the ability of municipalities to service their debt or lease obligations from such taxes.

  Money Market Instruments

     Money Market Instruments consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) ("U.S. Government obligations") (discussed below); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (c) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Investment Adviser; (d) certain repurchase agreements (discussed below); and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

  U.S. Government Obligations

     The U.S. Treasury Money Market Fund invests exclusively in U.S. Treasury Securities. The California Tax-Free Money Market Fund and the Money Market Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or

U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

  Floating- and Variable-Rate Instruments

     Certain of the debt instruments in which the Funds may invest bear interest at rates that are not fixed, but float or vary with, for example, changes in specified market rates or indices or at specified intervals. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such floating- and variable-rate obligations. The investment adviser may rely upon either the opinion of counsel or Internal Revenue Service rulings regarding the tax-exempt status of these securities purchased by the California Tax-Free Money Market Fund. The Funds may invest in floating- and variable-rate obligations even if they carry stated maturities in excess of thirteen months, upon compliance with certain conditions of the SEC, in which case such obligations will be treated, in accordance with these conditions, as having maturities not exceeding thirteen months. Wells Fargo Bank, as investment adviser to each of the Funds, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events occurring between the date a Fund elects to demand payment on a floating- or variable-rate instrument and the time payment is due may affect the ability of the issuer of the instrument to make payment when due, and unless such demand instrument permits same-day settlement, may affect a Fund's ability to obtain payment at par. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided that an active secondary market exists.

  Repurchase Agreements

     The California Tax-Free Money Market Fund and the Money Market Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. These Funds may enter into repurchase agreements only with respect to U.S. Government obligations and other securities which are permissible investments for the Funds. All repurchase agreements will be fully collateralized based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than thirteen months. However, the term of any repurchase agreement on behalf of the Fund will always be less than thirteen months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     These Funds may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities and, with respect to the California Tax-Free Money Market Fund, restricted securities. The Funds only will enter into repurchase agreements with registered broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors and are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

  Foreign Obligations

     The California Tax-Free Money Market Fund and the Money Market Fund may invest less than 25% of their assets in high-quality, short-term debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic development that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

  Other Tax-Exempt Mutual Funds

     The California Tax-Free Money Market Fund may invest in shares of other open-end investment companies that invest exclusively in high-quality, short-term securities, provided, however, that such company is a tax-free money market fund with a fundamental policy of investing, under normal circumstances, at least 80% of its net assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. Such investment companies can be expected to charge management fees and other operating expenses that would be in addition to those charged to the Fund. However, the investment adviser has undertaken to waive its advisory fees with respect to assets so invested. In no event may this Fund, together with any company or companies controlled by it, own more than 3% of the total outstanding voting stock of any such company, nor may the Fund, together with any such company or companies, invest more than 5% of its assets in any one such company or invest more than 10% of its assets in securities of all such companies combined.

  Special Factors Affecting the California Tax-Free Money Market Fund

     California is experiencing recurring budget deficits caused by lower than anticipated tax-revenues and increased expenditures for certain programs. These budget deficits have depleted the state's available cash resources, and the state has recently had to use a series of external borrowings to meet its cash needs. In addition, since 1992 some of the credit rating agencies have assigned their third highest rating to certain of the state's debt obligations. On July 15, 1994, three of the ratings agencies rating California's long-term debt lowered their ratings of the state's general obligation bonds. Moody's lowered its rating from "Aa" to "A1," S&P lowered its rating from "A+" to "A" and termed its outlook as "stable," and Fitch Investors

Service lowered its rating from "AA" to "A." The California Tax-Free Money Market Fund may invest only in securities rated in the top two rating categories. Any further rating downgrade of the state's debt obligations may impact the availability of securities that meet the Funds' investment policies and restrictions. The Fund's investment adviser will continue to monitor and evaluate the investments of the Fund in light of the events in California and the Fund's investment objective and investment policies. The rating agencies will also continue to monitor events in the state and the state and local governments' responses to budget shortfalls.

  Limiting Investment Risks

     Each of the Funds must comply with certain investment criteria (noted in the first paragraph of this section) pursuant to the 1940 Act, each of which is designed to provide liquidity, reduce risk and allow the Funds to maintain a stable net asset value of $1.00 per share. Of course, the Funds cannot guarantee a $1.00 share price.

     Debt securities purchased by the Funds may be subject to fluctuations in market value due to fluctuations in market interest rates; however, as noted under "Determination of Net Asset Value," the use of amortized cost valuation attempts to minimize the impact of such market interest rate fluctuations. In addition, certain types of these securities are subject to fluctuations in yield due to early prepayments on mortgages underlying such securities.

     While the California Tax-Free Money Market Fund will seek to reduce risk by investing its assets in securities of various issuers, the Fund will be considered to be non-diversified for purposes of the 1940 Act. However, the Fund will comply with Internal Revenue Code of 1986, as amended, (the "Code") diversification requirements. See "Taxes" below.

     Since their inception, the Funds have emphasized safety of principal and high credit quality. In particular, the internal investment policies of the Funds' investment adviser, Wells Fargo Bank have always prohibited the purchase for the Funds of many types of floating-rate derivative securities that are considered potentially volatile. The Board of Directors of the Company has adopted the following policies on behalf of each of the Funds:

     The following types of derivative securities ARE NOT permitted investments for the Funds:

     - capped floaters (on which interest is not paid when market rates move above a certain level);

     - leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

     - range floaters (which do not pay any interest if market interest rates move outside of a specified range);

     - dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indexes may result in the value of the instrument falling below face value); and

     - inverse floaters (which reset in the opposite direction of their index).

     Additionally, the Funds may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as "COFI floaters." The Funds may only invest in floating rate securities that bear interest at a rate that resets quarterly or more frequently, and which resets based on changes in standard money market rate indices such as U.S. Treasury bills, London Interbank Offered Rate, the prime rate, published commercial paper rates or federal funds rates

                                   *  *  *  *

     Each of the Funds' investment objectives, as set forth in the first paragraph of the subsection describing each Fund above, is fundamental; that is, the investment objective may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. If the Board of Directors determines, however, that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will disclose any such material changes in the then current prospectus.

     As matters of fundamental policy, the following apply: (i) each of the Funds may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased by the California Tax-Free Money Market Fund or the Money Market Fund while any such outstanding borrowing exists and investments may not be purchased by the U.S. Treasury Money Market Fund while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) only the California Tax-Free Money Market Fund may make loans of portfolio securities in accordance with its investment policies; and (iii) none of the Funds may purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investment in that industry would exceed 25% of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (a) U.S. Government obligations (which includes U.S. Treasury Securities), (b) obligations of domestic banks (for purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks), and (c) with respect to the California Tax-Free Money Market Fund, municipal securities (for the purpose of this restriction, private activity bonds shall not be deemed municipal securities if the payments of principal and interest on such bonds are the ultimate responsibility of non-governmental users). With respect to fundamental investment restriction (ii) above, the California Tax-Free Money Market Fund does not intend to make loans of its portfolio securities during the coming year. In addition, as a matter of non-fundamental investment policy, the California Tax-Free Money Market Fund may invest up to 5% of its net assets in when-issued securities. See "Investment Restrictions" and "Additional Permitted Investment Activities" in the SAI.

                          ADVISORY, ADMINISTRATION AND
                           DISTRIBUTION ARRANGEMENTS

     The Board of Directors, in addition to supervising the actions of the investment adviser, administrator and distributor, as set forth below, decides upon matters of general policy.

INVESTMENT ADVISER

     Pursuant to Advisory Contracts, each of the Funds is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company (other than those structured as "feeder funds") and to six other registered open-end management investment companies, each of which consist of several separately managed investment portfolios.

     The Advisory Contracts provide that Wells Fargo Bank shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of the Funds. Pursuant to the Advisory Contracts, Wells Fargo Bank furnishes to the Board of Directors periodic reports on the investment strategy and performance of each Fund.

     Purchase and sale orders of the securities held by each of the Funds may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for any of the Funds and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, each of the Funds, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contracts, Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rates of 0.45% of the average daily net assets of the California Tax-Free Money Market Fund, and 0.25% of the average daily net assets of each of the Money Market Fund and the U.S. Treasury Money Market Fund. From time to time, Wells Fargo Bank may waive such fees in whole or in part. In this regard, Wells Fargo Bank has agreed to waive its fees, through at least the current fiscal year, to the extent Total Fund Operating Expenses for Class A Shares of the Money Market Fund or the U.S. Treasury Money Market Fund would exceed 0.70% of average net assets. Any such waiver will reduce expenses of the Fund involved and, accordingly, have a favorable impact on the yield of such Fund. For the fiscal year ended December 31, 1994, Wells Fargo Bank received 0.45%, 0.25% and 0.18% of the average daily net assets of the California Tax-Free Money Market Fund, Money Market Fund and U.S. Treasury Money Market Fund, respectively, as compensation for its services as investment adviser.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into an agreement with each of the Funds under which Stephens acts as administrator for the Funds. For providing these administrative services, Stephens is entitled to receive a monthly fee from each Fund at the annual rate of 0.10% of its average daily net assets. For each of the California Tax-Free Money Market Fund and the U.S. Treasury Money Market Fund, such annual rate shall decrease to 0.05% of such average daily value of net assets of the Fund in excess of $200 million. From time to time, Stephens may waive fees from any or all of the Funds in whole in part. Any such waiver will reduce expenses of the Fund involved and, accordingly, have a favorable impact on the yield of such Fund.

     The Administration Agreements between Stephens and the Funds state that Stephens shall provide as administrative services, among other things, general supervision: (i) of the operation of the Funds, including coordination of the services performed by the Funds' investment adviser, transfer agent, custodian, independent auditors and legal counsel; (ii) in connection with regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; and (iii) relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Funds and pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

     Stephens, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing shares of the Funds. Stephens bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the distribution plans described below. In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. It currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share of each Fund is determined by Wells Fargo Bank on each day that the Exchange is open for trading. The net asset value of a share of a class of the Money Market Fund and the U.S. Treasury Money Market Fund is the value of total net assets attributable to each class divided by the number of outstanding shares of that class. The value of net assets per class is determined daily by adjusting the net assets per class at the beginning of the day by the value of each class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each class by attributing to each class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each class as appropriate. The net asset value per share of the California Tax Free Money Market Fund is determined by dividing the value of the total assets of the Fund less all of its liabilities by the total number of outstanding shares of the Fund.

     The net asset value per share of each Fund is determined at 12:00 noon (New York time). Each of the Funds uses the amortized cost method to value its portfolio securities and attempts to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

PERFORMANCE DATA

     From time to time, the Company may advertise yield information with respect to a class of shares of the Funds. Yield information will be based on the historical earnings and performance of a class of shares of a Fund and should not be considered representative of future performance. From time to time, each of the Funds may advertise its current yield and its effective yield for a class of shares, and the California Tax-Free Money Market Fund also may advertise its current tax-equivalent yield and its effective tax-equivalent yield. Current yield for each class of shares of a Fund will be computed by dividing its net investment income per share of a class of shares earned during a specified period by its net asset value per share on the last day of such period and annualizing the result. The current yield of each class of shares of a Fund will show the annualized income per share generated by an investment in such a class of shares of the Fund over a stated period. The current tax-equivalent yield of the California Tax-Free Money Market Fund will be calculated in a similar manner, but will assume that a stated income tax rate has been applied to non-exempt income to derive the tax-exempt portion of this Fund's yield. The effective yield and effective tax-equivalent yield are calculated similarly but, when annualized, the income earned, or the tax-equivalent income assumed to have been earned, per share of a class of shares will be assumed to have been reinvested. The effective yield and effective tax-equivalent yield will be slightly higher than the current yield and current tax-equivalent yield, respectively, because of the compounding effect of this assumed reinvestment. Additional information about the performance of each Fund is contained in the Annual Report for each Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Shares of any of the Funds may be purchased on any day the Exchange is open for trading through Stephens, the Transfer Agent, or any authorized broker/dealer or financial institution with which Stephens has entered into agreements. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce the clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     In most cases, the minimum initial purchase amount for shares of any of the Funds is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan. The minimum subsequent purchase amount is $100. The minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. In addition, the minimum initial purchase amount does not apply to investors who purchase shares of the Money Market Fund as customers of a financial institution which has established a cash sweep arrangement with respect to the Money Market Fund. The Company reserves the right to reject any purchase order. All funds will be invested in full and fractional shares. Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address or telephone number on the front cover of the Prospectus.

     A salesperson or any other person or entity entitled to receive compensation for selling or servicing Shares of any of the Funds may receive different compensation with respect to one class of Shares over another.

     Shares of the Funds are offered continuously at the net asset value next determined after a purchase order is effective. No sales load is imposed.

     Account Applications for shares of any of the Funds will become effective when an investor's bank wire order or check is converted into federal funds. If payment is transmitted by the Federal Reserve Wire System, the Account Application will become effective upon receipt. In addition, if investors, with the prior approval of the Company, notify the Company at or before 12:00 noon (New York time) on any business day that they intend to wire federal funds to purchase shares of any of the Funds, the Account Application will be executed at the net asset value per share determined at 12:00 noon (New York time) the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.

                            ------------------------

     When payment for shares of any of the Funds is by a check that is drawn on any member bank of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order.

     By investing in shares of any of the Funds, you appoint the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Stock certificates for the Funds will not be issued.

     Shares of any of the Funds may be purchased by any of the methods described below.

INITIAL PURCHASES OF FUND SHARES BY WIRE

     1. Telephone toll free (800) 572-7797. Give the name of the Fund in which the investment is to be made, the name(s) in which the shares are to be registered, the address, social security or tax identification number (where applicable) of the person or entity in whose name(s) the shares will be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank, which may charge a separate fee, to transmit the specified amount in federal funds ($1,000 or more) to:

     Wells Fargo Bank, N.A.
     San Francisco, California
     Bank Routing Number: 121000248
     Wire Purchase Account Number: 4068-000462
     Attention: Overland Express (designate Fund and Class, if any) Account Name(s): (name(s) in which to be registered)
     Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

     Wells Fargo Bank, N.A.
     Overland Express Shareholder Services
     P.O. Box 63084
     San Francisco, California 94163
     Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price next determined after the Account Application is received and accepted.

INITIAL PURCHASES OF FUND SHARES BY MAIL

     1. Complete an Account Application. Indicate the services to be used.

     2. Mail the Account Application and, subject to limited exceptions, a check for $1,000 or more, payable to "Overland Express (designate Fund and Class, if any)" at its mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of $100 or more may be made by instructing the Funds' Transfer Agent to debit an approved account designated in your Account Application, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Overland Express (designate Fund and Class, if any)" sent to the above address. Write the Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides you with a convenient way to establish and add to your existing accounts on a monthly basis. If you elect to participate in this plan, specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated bank account (provided your bank is a participant in the automated clearing house system). The Transfer Agent withdraws and uses this amount to purchase shares of the designated Fund on or about the fifth business day of each month. There are no additional fees charged for participating in this plan.

     You may change the investment amount, suspend purchases or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if the designated bank account balance is insufficient to make a scheduled withdrawal, or if either the designated bank account or your account is closed.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for Shares of any of the Funds placed through broker/dealers and financial institutions by 12:00 noon (New York time) on any business day that the Exchange is open for trading, including orders for which payment is to be made from free cash credit balances in securities accounts, generally will be executed on the same day the order is placed if notice is provided to the Transfer Agent by 12:00 noon (New York time) and federal funds are received by the Transfer Agent before the close of business. Purchase orders that are received by a broker/dealer or financial institution after 12:00 noon (New York time) on any business day that the Exchange is open for trading or that are not received by the Transfer Agent before the close of business, generally will be executed on the next business day following the day the order is placed. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     Shares of any of the Funds may be exchanged for shares of another Fund or for Class A Shares of any other investment portfolio of the Company in an identically registered account (provided that shares of the investment portfolio to be acquired are registered for sale in your state of residence) at respective net asset values if the shares being acquired carry no sales load or the shares being exchanged were acquired in exchange for shares on which an equivalent sales load was paid. Otherwise, applicable sales loads or sales load differentials will be charged on an exchange.

     You may exchange shares by writing the Transfer Agent as indicated below under Redemption by Mail, or by calling the Transfer Agent or your authorized broker/dealer or financial institution, unless you have elected not to authorize telephone exchanges in your Account Application (in which case you may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent in advance of the first such exchange). The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures applicable to redemption of the Funds' shares also are applicable to exchanging shares, except that, with respect to an exchange transaction between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. The Company reserves the right to limit the number of times shares may be exchanged between portfolios, or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the fund's other shareholders, such as when management believes that such action would be appropriate to protect such fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. The exchange privilege is not an option or a right to purchase shares, but is permitted under the current policies of the respective Funds and portfolios of the Company. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you decline such privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. If the Transfer Agent does not follow such procedures, the Company and the Transfer Agent may be liable for any losses attributable to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     The Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. Redemption orders for shares of any of the Funds received by an authorized broker/dealer or financial institution on any day that the Fund is open and received by the Transfer Agent before 12:00 noon (New York time) on the same day will be executed at the net asset value determined at 12:00 noon (New York time) on that day. Redemption orders for any of the Funds received by authorized broker/dealers or financial institutions on any day that the Fund is open and received by the Transfer Agent after 12:00 noon (New York time) will be executed at the net asset value determined at 12:00 noon (New York time) on the next day that the Fund is open.

     Redemption proceeds ordinarily will be remitted within seven days after the order is received in proper form, except proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If an expedited redemption is requested, redemption proceeds will be distributed only if the check used for investment is deemed to be cleared for payment by your bank, currently considered by the Company to be a period of 15 days after investment. The redemption proceeds, of course, may be more or less than cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     1. Write a letter of instruction. Indicate the dollar amount of or number of shares to be redeemed. Refer to your Fund account number and provide either a social security or a tax identification number (where applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be made to someone other than yourself at your address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the FDIC, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. Mail the letter to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchases of Fund Shares by Wire."

     Unless other instructions are given in proper form, a check for the proceeds of redemption will be sent to your address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides a way for you to have shares redeemed from your accounts and the proceeds distributed to you on a monthly basis. You may elect to participate in this plan if you have a shareholder account valued at $10,000 or more as of your date of the election to participate, and are not also a participant in the Company's Systematic Purchase Plan at any time while participating in this plan. To participate in the plan you must specify an amount ($100 or more) to be distributed by check to your address of record or deposited in a designated bank account. The Transfer Agent redeems sufficient shares and mails or deposits the proceeds of the redemption as instructed on or about the fifth business day prior to the end of each month. There are no additional fees charged for participating in this plan.

     You may change the withdrawal amount, suspend withdrawals or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if your account balance is insufficient to make a scheduled withdrawal or if your account is closed.

EXPEDITED REDEMPTIONS

     If shares are not held in certificated form, you may request an expedited redemption of shares by letter or telephone (unless you have elected not to authorize telephone redemptions on your Account Application or other form that is on file with the Transfer Agent) on any day the Funds are open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     To request expedited redemption by telephone call the Transfer Agent at
(800) 572-7797.

     To request expedited redemption by mail, mail the expedited redemption request to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchases of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more will be wired or credited to your bank indicated in your Account Application or wired to an authorized broker/dealer or financial institution designated in your Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than yourself, to an address other than that of record, or to a bank, broker/dealer or other financial institution that has not been predesignated, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by 12:00 noon (New York time) on a day the Funds are open for business, the redemption proceeds will be transmitted to your bank or predesignated broker/dealer or financial institution on the same day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to your address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account. The Company reserves the right to impose charges for wiring redemption proceeds.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Unless you have made other arrangements, and have informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions will be credited to your account with such broker/dealer or institution. You may request a check from the broker/dealer or financial institution or may elect to retain the redemption proceeds in your account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to you for such proceeds or prior to disbursement or reinvestment of such proceeds on your behalf.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000. Prior to such a redemption, you will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the applicable minimum.

                               DISTRIBUTION PLANS

     The Company's Board of Directors has adopted a Distribution Plan on behalf of each Fund. Under the Plan for the California Tax-Free Money Market Fund, the Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund, by paying on an annual basis up to the greater of $100,000 or 0.05% of the Fund's average daily net assets. The Plan for the California Tax-Free Money Market Fund provides only for the reimbursement of actual expenses. Under the Plans for the Class A Shares of the Money Market Fund and the Class A Shares of the U.S. Treasury Money Market Fund, Stephens is entitled to receive, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A Shares. The actual fee payable to Stephens is determined, within such limit, from time to time by mutual agreement between the Company and Stephens, and may not exceed the maximum amount payable under the Rules of Fair Practice of the National Association of Securities Dealers, Inc. Stephens may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from Stephens, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of the Class A Shares of the Money Market Fund and/or the Class A Shares of the U.S. Treasury Money Market Fund attributable to them. Stephens may retain any portion of the total distribution fee payable under the Plans for these Funds to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Each of the Funds may participate in joint distribution activities with any of the other Funds or portfolios of the Company, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of the other Funds or another portfolio. Generally, the expenses attributable to joint distribution activities will be allocated among the Funds and the other portfolios of the Company in proportion to their relative net asset sizes, although the Board of Directors may allocate such expenses in any other manner that it deems fair and equitable.

                          DIVIDENDS AND DISTRIBUTIONS

     Each of the Funds intends to declare as a dividend substantially all of its net investment income for each class at the close of each business day to shareholders of record at 12:00 noon (New York time) on the day of declaration. Shares purchased will begin earning dividends on the day the purchase order settles and shares redeemed will earn dividends through the day prior to the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to shareholders of record at 12:00 noon (New York time) on the previous business day.

     Dividends of each Fund declared in, and attributable to, any month will be paid early in the following month. Shareholders of any of the Funds who redeem shares prior to a dividend payment date will be entitled to all dividends declared but unpaid prior to redemption on such shares on the next dividend payment date.

     Net capital gains of each class of each Fund, if any, will be distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI or in order to maintain the net asset value of the Fund's shares at $1.00 per share).

     Dividends and/or capital gain distributions paid by each of the Funds will be invested in additional Shares of the same Fund at net asset value and credited to your account on the payment date or, at your election, paid by check. Dividend checks and Statements of Account will be mailed approximately three business days after the payment date.

     The net investment income of the Money Market Fund and the U.S. Treasury Money Market Fund available for distribution to the holders of the Class A Shares will be reduced by the amount of the distribution-related expenses payable under the Plans. There may be certain other differences in fees (e.g. transfer agent fees) between Class A Shares and Institutional Shares of the Money Market Fund and the U.S. Treasury Money Market Fund that would affect their relative dividends.

                                     TAXES

     By complying with the applicable provisions of the Code, the Funds will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to their shareholders. However, dividends from taxable investment income (which includes net short-term capital gains, if any) declared and paid by each Fund will be taxable as ordinary income to Fund shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional shares, they will be taxable. Generally, dividends of taxable income are taxable to shareholders at the time they are paid. However, dividends of taxable income declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. You may be eligible to defer the taxation of taxable dividend and capital gain distributions on shares of a Fund which are held under a qualified tax-deferred retirement plan. The Funds intend to pay out all their net investment income and net realized capital gains (if any) for each year. The Funds' dividends will not qualify for the dividends received deduction allowed to corporate shareholders.

     By complying with the applicable provisions of the Code, that portion of the California Tax-Free Money Market Fund's net investment income that is attributable to interest from tax-exempt securities and that is distributed as dividends to shareholders will be designated by the Company as an "exempt-interest dividend," and, as such, will be exempt from federal income taxes. However, dividends attributable to interest from taxable securities, accretion of market discount on certain bonds and capital gains (if any) will be taxable to shareholders. Also, as long as the California Tax-Free Money Market Fund complies with applicable provisions of the California Revenue and Taxation Code, it will be entitled to pay its shareholders dividends that are exempt from California personal income tax.

     The Funds may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40%, which would reduce such Funds' investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not anticipated that shareholders will be entitled to take a foreign tax credit or deduction for such foreign taxes.

     The Funds will inform you of the amount and nature of such Fund dividends and capital gains. You should keep all statements you receive to assist in your personal recordkeeping. The Company is required by federal law to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Funds if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the

Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes -- Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. You should consult your individual tax advisor with respect to your particular tax situation as well as the state and local tax status of investments in shares of the Funds.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank has been retained to act as the Funds' custodian and transfer and dividend disbursing Agent. Wells Fargo Bank performs the custodial services at its address above. The transfer and dividend disbursing agency activities are performed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company, an open-end, management investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company currently offers twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of shares of capital stock representing additional series or investment portfolios. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required to elect Directors under the 1940 Act; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a Director or Directors. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable.

     In addition to the Class A Shares, the Money Market Fund and the U.S. Treasury Money Market Fund each offers an Institutional Class of Shares. The Institutional Shares, which require a minimum initial investment of at least $150,000, are not subject to fees imposed under the Distribution Plans (Rule 12b-1 fees) applicable to Class A Shares. For more information about this class of shares, see a current prospectus for the Institutional Shares, available from the Company at the telephone number set forth on the cover page.

                   OVERLAND EXPRESS FUNDS, INC.                                      ACCOUNT APPLICATION
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                        PAGE 1 OF 5
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797
------------------------------------------------------------------------------------------------------------------------------------
 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE TO ACCOUNT #
------------------------------------------------------------------------------------------------------------------------------------

 / / INDIVIDUAL         1.    Individual                                                                     -       -
     USE LINE 1                                     ---------------------------------             ----------- ------- ------------
                                                    First Name   Initial   Last Name                      Soc. Security No.


 / / JOINT OWNERS       2.    Joint Owner                                                         (Only one Soc. Security No. is
     USE LINES 1 & 2                                ---------------------------------              required for Joint Owners)
                                                    First Name   Initial   Last Name

                              Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                              / / Tenants in Common

 / / TRANSFER TO        3.    Uniform
     MINORS                   Transfer              ------------------------------------------------------------------------------
     USE LINE 3               to Minors                      Custodian's Name (only one)             Minor's State of Residence
                                                                                                             -       -
                                                    -----------------------------------------     ----------- ------- ------------
                                                               Minor's Name (only one)                Minor's Soc. Security No.
 / / TRUST*             4.    Trust Name
                                                    ------------------------------------------------------------------------------
     USE LINE 4               Trustee(s)
                                                    ------------------------------------------------------------------------------
                                                           (If you would like Trustee's name included in registration.)

                              Trust ID Number
                                              ------------------------------------------------------------------------------------
                                              Please attach title page, the page(s) allowing investment in a mutual fund ("powers page") and signature page, and complete Section 6, "Authorization for Trusts and
                                              Organizations."
 / / ORGANIZATION*      5.   Organization Name                                                                 -
     USE LINE 5                                ----------------------------------------  ---------------------   -----------------
                                               *Complete "Authorization for Trusts and                    Tax I.D. No.
                                               Organizations" (Section 6).

------------------------------------------------------------------------------------------------------------------------------------
 ADDRESS:

 Number and Street                                                                                Apartment No.
                   ------------------------------------------------------------------------------               ------------------
 City                                                                     State               Zip Code
      -------------------------------------------------------------------       ------------           ---------------------------
 Telephone Numbers:  (DAY)            -           -                           (EVENING)            -           -
                           ----------- ----------- ------------------                   ----------- ----------- ------------------
                           (Area Code)                                                  (Area Code)
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 2. INVESTMENT INSTRUCTIONS    (Minimum initial investment: $1,000.)
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AMOUNT:
 / /  OVERLAND EXPRESS CALIFORNIA TAX-FREE MONEY MARKET                $
                                                                        ---------------
 / /  OVERLAND EXPRESS MONEY MARKET FUND -- CLASS A                    $
                                                                        ---------------
 / /  OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND -- CLASS A      $
                                                                        ---------------

 METHOD OF PAYMENT:    / /  Debit bank account designated in Section 3.

                       / /  Check attached (payable to Overland Express Funds, Inc.)

                       / /  Funds have been wired to my Overland Express Account #
                                                                                   ------------------------
------------------------------------------------------------------------------------------------------------------------------------
 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / /  Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.)
      Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.

------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC PURCHASE PLAN:

 / /  I hereby authorize you to systematically withdraw from the bank account designated in Section 3 the following amount to purchase shares of the Fund. I understand and agree that the designated account will be debited on or about the fifth business day of each month to effect the Fund purchase and that such monthly investments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled Fund purchase.
      Monthly Investment Amount:     $
                                      --------------------------------  --------------------------------
                                                (minimum $100)                    Name of Fund

------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC WITHDRAWAL PLAN:

 / /  I hereby authorize you to systematically redeem a sufficient number of shares from my Overland Express account and to distribute the amount specified below by check to the registration address set forth in Section 1 or the bank account designated in Section 3. I understand and agree that the redemption of shares and mailing or depositing of proceeds will occur on or about the fifth business day prior to the end of each month and that such monthly payments shall continue until my written notice to cancel  has been received by you at least five (5) business days prior to the next scheduled withdrawal.
      Monthly Withdrawal Amount:     $
                                      --------------------------------  --------------------------------
                                                (minimum $100)                    Name of Fund

 / /  Mail check to registration set forth in Section 1.

 / /  Distribute funds to bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 3. BANK ACCOUNT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------------------------------------------------
 Bank Name

 --------------------------------------------------------------------------------------------------------------------------------
 Address                                                     City                               State                  Zip

 --------------------------------------------------------------------------------------------------------------------------------
 Bank Account Number                                        Bank Routing Number
------------------------------------------------------------------------------------------------------------------------------------

 4. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
------------------------------------------------------------------------------------------------------------------------------------

 / /  If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for  a redemption.

------------------------------------------------------------------------------------------------------------------------------------

 5. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
------------------------------------------------------------------------------------------------------------------------------------
 All dividends and capital gain distributions will be automatically reinvested  in shares of the Fund unless otherwise indicated:

  OVERLAND EXPRESS CALIFORNIA TAX-FREE MONEY MARKET FUND:
    Pay dividends and capital gains distributions by / / mailing check to the registration address set forth in Section 1 or by / / crediting amounts to the bank account designated in Section 3

  OVERLAND EXPRESS MONEY MARKET FUND -- CLASS A:
    Pay dividends and capital gains distributions by / / mailing check to the registration address set forth in Section 1 or by / / crediting amounts to the bank account designated in Section 3

  OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND -- CLASS A:
    Pay dividends and capital gains distributions by / / mailing check to the registration address set forth in Section 1 or by / / crediting amounts to the bank account designated in Section 3
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 6. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                                --------------------------------------------------------------------
                                                                    (such as Non-Profit Organization, Religious Organization, Sole
                                                                Proprietorship, Investment Club, Non-incorporated Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered
   Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

                   Name                                    Title                                Specimen Signature

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY
   PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:

   I, _________________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on ___________
   at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the
   Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the
   Authorization Form.

                  Witness my hand on behalf of the corporation/association on this     day of                ,19
                                                                                   ---        ---------------   ---

                                                                                    ------------------------------------------------
                                                                                             Secretary (Signature Guarantee or
                                                                                                  Corporate Seal is Required)

   FOR ALL OTHER ORGANIZATIONS:                                                     ------------------------------------------------
                                                                                      Certifying Trustee, General Partner, or Other
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5
------------------------------------------------------------------------------------------------------------------------------------
     7. SIGNATURE, TAX INFORMATION & CERTIFICATION
------------------------------------------------------------------------------------------------------------------------------------
      / /   U.S. CITIZEN OR RESIDENT

            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)

            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
            Country:

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the Prospectus for more information on these privileges.


     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       -------------------------------------------------------     ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       -------------------------------------------------------     institution," which includes a commercial bank,
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       -------------------------------------------------------     signature guarantee.
       Corporate Officer or Trustee                   date
                                                                                     AFFIX SIGNATURE GUARANTEE STAMP

       -------------------------------------------------------     ------------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By

------------------------------------------------------------------------------------------------------------------------------------
DEALER INFORMATION

------------------------------------------             -------------------------
Dealer Name                                            Branch ID #

------------------------------------------             -------------------------    --------------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
 -------------------------------------------------------------------------------------------------------------
 Authorized signature of Broker/Dealer                Title                        date

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND
DIVIDEND DISBURSING AGENT AND CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITOR
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

                                NOT FDIC INSURED

FOR MORE INFORMATION ABOUT THE FUNDS,
SIMPLY CALL (800) 552-9612,
OR WRITE:

OVERLAND EXPRESS FUNDS, INC.
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

  81P  5/95

                                      LOGO

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                              California Tax-Free
                               Money Market Fund

                               Money Market Fund
                                 Class A Shares

                              U.S. Treasury Money
                                  Market Fund
                                 Class A Shares

                            ------------------------

                                  May 1, 1995

                            ------------------------

                                NOT FDIC INSURED

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

                                      LOGO

Telephone: (800) 552-9612

     Overland Express Funds, Inc. (the "Company") is an open-end, series management investment company. This Prospectus contains information about two of the funds in the Overland Express Family of Funds -- the SHORT-TERM MUNICIPAL INCOME FUND (formerly the 1-3 Year Duration Municipal Income Fund) and the SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND (formerly the 1-3 Year Duration Full Faith and Credit Government Income Fund) (each, a "Fund," and together, the "Funds").

     EACH FUND INVESTS ALL OF ITS ASSETS IN A SEPARATE PORTFOLIO (EACH, A "MASTER PORTFOLIO") OF MASTER INVESTMENT TRUST (THE "TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY, RATHER THAN IN A PORTFOLIO OF SECURITIES. EACH MASTER PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND BEARING THE CORRESPONDING NAME. THEREFORE, EACH FUND'S INVESTMENT EXPERIENCE CORRESPONDS DIRECTLY WITH THE RELEVANT MASTER PORTFOLIO'S INVESTMENT EXPERIENCE. SHARES OF THE MASTER PORTFOLIOS MAY BE PURCHASED ONLY BY OTHER INVESTMENT COMPANIES OR SIMILAR ACCREDITED INVESTORS.

     The investment objective of the SHORT-TERM MUNICIPAL INCOME FUND is to provide investors with a high level of income exempt from federal income taxes, while managing principal volatility. The Fund seeks to achieve its investment objective by investing all of its assets in the Short-Term Municipal Income Master Portfolio of the Trust, which has the same investment objective as the Fund.

     The investment objective of the SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND is to provide investors with current income, while managing principal volatility. The Fund seeks to achieve its investment objective by investing all of its assets in the Short-Term Government-Corporate Income Master Portfolio of the Trust, which has the same investment objective as the Fund.

     THE INVESTMENT POLICIES OF EACH MASTER PORTFOLIO ARE SUMMARIZED ON THE NEXT PAGE AND IN THE "INVESTMENT OBJECTIVES AND POLICIES" SECTION OF THE PROSPECTUS.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for future reference. A Statement of Additional Information dated May 1, 1995, containing additional and more detailed information about the Funds (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling the Company at the telephone number printed above or writing the Company at P.O. Box 63084, San Francisco, CA 94163.

                            ------------------------

  FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED
     OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY
          OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
          GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
         FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN
             A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING
                         POSSIBLE LOSS OF PRINCIPAL.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THESE AUTHORITIES PASSED UPON
      THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                     THE CONTRARY IS A CRIMINAL OFFENSE.

                 ----------------------------------------------

                          PROSPECTUS DATED MAY 1, 1995

     The SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO seeks to achieve its investment objective by investing primarily in investment-grade municipal securities.

     The SHORT-TERM GOVERNMENT-CORPORATE INCOME MASTER PORTFOLIO seeks to achieve its investment objective by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) and in investment-grade corporate obligations.

     Each Master Portfolio's investments include fixed-, variable- and floating-rate instruments. Except during temporary defensive periods, the Short-Term Municipal Income Master Portfolio and the Short-Term Government-Corporate Income Master Portfolio each seeks to maintain a portfolio of securities with an average weighted maturity of 90 days to 2 years. Each Master Portfolio seeks to manage principal volatility by diversifying its assets among permissible investments based, in part, on maturity, duration or other characteristics that affect such securities' sensitivity to changes in market interest rates.

    WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER
         SERVICES TO THE FUNDS AND MASTER PORTFOLIOS, FOR WHICH IT IS
            COMPENSATED. STEPHENS INC., ("STEPHENS") WHICH IS NOT
             AFFILIATED WITH WELLS FARGO BANK, IS THE SPONSOR AND
                          DISTRIBUTOR FOR THE FUNDS.

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
Prospectus Summary.........................................................................   ii
Summary of Expenses........................................................................    v
Financial Highlights.......................................................................    1
Investment Objectives and Policies.........................................................    3
  Short-Term Municipal Income Master Portfolio.............................................    3
  Short-Term Government-Corporate Income Master Portfolio..................................    4
Additional Information About Permitted Investment Activities...............................    4
Management of the Funds and the Master Portfolios..........................................   10
Determination of Net Asset Value...........................................................   15
Performance Data...........................................................................   15
Purchase of Shares.........................................................................   16
Exchange Privileges........................................................................   21
Redemption of Shares.......................................................................   22
Distribution Plans.........................................................................   25
Dividends and Distributions................................................................   25
Taxes......................................................................................   26
Custodian, Transfer and Dividend Disbursing Agent..........................................   27
Organization and Capital Stock.............................................................   27

                               PROSPECTUS SUMMARY

     The Company, as an open-end management investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Funds and the Master Portfolios.

Q. WHAT ARE THE INVESTMENT OBJECTIVES AND PERMISSIBLE INVESTMENTS OF THE FUNDS AND THE MASTER PORTFOLIOS?

A. The investment objective of the SHORT-TERM MUNICIPAL INCOME FUND is to provide investors with a high level of income exempt from federal income taxes, while managing principal volatility. The Fund seeks to achieve its investment objective by investing all of its assets in the Short-Term Municipal Income Master Portfolio of the Trust, which is a professionally managed, open-end series investment company. The Short-Term Municipal Income Master Portfolio has the same investment objective as the Fund. The Short-Term Municipal Income Master Portfolio, a diversified portfolio, seeks to achieve its investment objective by investing primarily in investment-grade municipal securities. The Short-Term Municipal Income Master Portfolio also may invest in certain U.S. Government obligations and money market instruments.

      The investment objective of the SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND is to provide investors with current income, while managing principal volatility. The Fund seeks to achieve its investment objective by investing all of its assets in the Short-Term Government-Corporate Income Master Portfolio of the Trust, which has the same investment objective as the Fund. The Short-Term Government-Corporate Income Master Portfolio, a diversified portfolio, seeks to achieve its investment objective by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) and in investment-grade corporate obligations. The securities that the Master Portfolio may purchase include U.S. Treasury bonds, notes and bills; obligations of the U.S. Government, its agencies or instrumentalities; investment-grade corporate bonds and notes, asset-backed securities and money market instruments.

Q.    WHO MANAGES MY INVESTMENTS?

A. Wells Fargo Bank, as the investment adviser of each Master Portfolio, manages the investments of each Fund in the corresponding Master Portfolio. The Company has not retained the services of a separate investment adviser for the Funds because each Fund invests all of its assets in the corresponding Master Portfolio. Wells Fargo Bank also provides the Funds and the Master Portfolios with transfer agency, dividend disbursing agency and custodial services. Stephens is the sponsor, administrator and distributor for the Company and the Trust. See "Management of the Funds and the Master Portfolios."

Q.    HOW MAY I PURCHASE SHARES?

A. You may purchase shares of each Fund on any day the New York Stock Exchange (the "Exchange") is open for trading. There is a maximum sales load of 3.00% (3.09% of the net amount invested) for purchasing shares of each Fund. If you make a combined investment in any of the Funds of $1,000,000 or more you do not pay a sales load. See "Purchase of Shares" and "Reduced Sales Loads." Generally, the minimum initial purchase amount for a Fund is $1,000 with minimum subsequent purchase amounts per account of $100 or more. You may purchase shares of a Fund through Stephens, Wells Fargo Bank as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of Fund shares may be made by wire directly to the Transfer Agent. Each Fund may pay the distributor a monthly fee at an annual rate of up to 0.25% of such Fund's average daily net assets to compensate the distributor for distribution-related services provided by it or to reimburse it for other distribution-related expenses. See "Purchase of Shares" and "Distribution Plans."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of each Fund are declared daily and are paid monthly. Monthly dividends are automatically reinvested in additional shares of the Fund which paid such dividends, unless you elect to receive dividends by check. Any capital gains are distributed annually and may be reinvested in Fund shares or paid by check at your election. All reinvestments of dividends and/or capital gain distributions in Fund shares are effected at the then current net asset value free of any sales load. In addition to the above options for receiving dividends and capital gain distributions, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of another fund in the Overland Express Family of Funds with which you have an established account. See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open shares may be redeemed upon request to Stephens or the Transfer Agent directly or through any authorized broker/dealer or financial institution. Shares may be redeemed by a request in good form in writing or by telephone direction. Proceeds are payable by check. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. The Company does not charge for redeeming your shares. However, the Company reserves the right to impose charges for wiring your redemption proceeds. See "Redemption of Shares."

Q. WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUNDS?

A. An investment in a Fund is not insured against loss of principal. The market value of the securities held by each Master Portfolio is subject to interest rate risk. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the securities in which each Master Portfolio invests, and hence the value of your investment in a Fund. The values of such securities generally change inversely to changes in market interest rates. The portfolio investments of the Master Portfolios are also subject to credit risk. Credit risk is the risk that the issuers of securities in which the Master Portfolio invests may default in the payment of principal and/or interest. Any such defaults may adversely affect the value of the securities in which the Master Portfolio invests and, hence, the value of your investment in the Fund. Given the relatively novel nature of the master/feeder structure, accounting and operational difficulties could arise. The Funds and the Master Portfolios were formed in 1994, and have a limited operating history. As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives. For further information see "Additional Information About Permitted Investment Activities."

Q.    WHAT ARE DERIVATIVES AND DO THE FUNDS USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some of the permissible investments described in this Prospectus, such as variable-rate instruments which have an interest rate that is reset periodically based on an index, can be considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Q.    WHAT STEPS DO THE FUNDS TAKE TO CONTROL DERIVATIVES-RELATED RISKS?

A. Wells Fargo Bank, as investment adviser to each Fund, uses a variety of internal risk management procedures to ensure that derivatives use is consistent with each Fund's investment objective, does not expose the Funds to undue risks and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives. Derivatives use by each Fund also is subject to broadly applicable investment policies. For example, the Funds may not invest more than a specified percentage of their assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage.

                              SUMMARY OF EXPENSES

     The following table is a standard format required for all mutual funds to help you understand the various costs and expenses you will bear directly or indirectly as a shareholder of the Funds. The expenses and fees set forth include each Fund's proportionate share of the expenses of the corresponding Master Portfolio.

                                                                          SHORT-TERM    SHORT-TERM
                                                                          MUNICIPAL     GOVERNMENT-
                                                                            INCOME       CORPORATE
                   SHAREHOLDER TRANSACTION EXPENSES                          FUND       INCOME FUND
-----------------------------------------------------------------------  ------------   -----------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)..................................      3.00%         3.00%
Sales Charge Imposed on Reinvested Dividends...........................       None          None
Sales Charge Imposed on Redemptions....................................       None          None
Exchange Fees..........................................................       None          None

                      ANNUAL OPERATING EXPENSES*
               (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------
Management Fees(1)....................................................      0.20%          0.20%
12b-1 Fees............................................................      0.25%          0.25%
Other Expenses(1).....................................................      0.05%          0.05%
                                                                        ------------   -------------
Total Fund Operating Expenses(1)**....................................      0.50%          0.50%
                                                                        ------------   -------------

---------------

(1) After any waivers or reimbursements.

                                    EXAMPLE

                                                                                   1 YEAR   3 YEARS
                                                                                   ------   -------
You would pay the following expenses on a $1,000 investment in a Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period indicated:
  Short-Term Municipal Income Fund...............................................    $36       $49
  Short-Term Government-Corporate Income Fund....................................    $36       $49

---------------

* Other mutual funds may invest in a Master Portfolio; such other funds' expenses and, accordingly, investment returns may differ from those of the corresponding Fund.

** The percentages shown above state the basis on which payments will be made
   (except "Other Expenses," which is an estimate), and reflect waivers and reimbursements that are expected to continue during the current fiscal year. As further described in the Prospectus under "Management of the Funds and the Master Portfolios," Wells Fargo Bank and Stephens each has agreed to waive or reimburse all or a portion of its respective fees if certain Fund expenses exceed limits set by state securities laws or regulations. In addition, Stephens and Wells Fargo Bank at their sole discretion may waive or reimburse all or a portion of their respective fees charged to, or expenses paid by a Fund. Any waivers or reimbursements would reduce a Fund's total expenses. Stephens and Wells Fargo Bank each has agreed to waive its fees for each Fund and the corresponding Master Portfolio, through at least the current fiscal year, to the extent that a Fund's Total Fund Operating Expenses would exceed 0.50% of average net assets. There can be no assurance that waivers or reimbursements will continue. Absent waivers and reimbursements, the percentages shown above under "Management Fee," "Other Expenses" and "Total Fund Operating Expenses" would have been 0.50%, 0.10% and 0.85%, respectively, for each of the Short-Term Municipal

   Income Fund and the Short-Term Government-Corporate Income Fund. Long-term shareholders of a Fund could pay more in distribution-related charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD").

                            ------------------------

     The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. There are no redemption fees charged by the Funds. As noted above, these fee and expense amounts summarize the fees and expenses of both a Fund and its corresponding Master Portfolio. The Example should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. With regard to the combined fees and expenses of each Fund and the corresponding Master Portfolio, the Board of Directors of the Company has considered whether various costs and benefits of investing all of a Fund's assets in the corresponding Master Portfolio rather than directly in portfolio securities would be more or less than if the Fund invested in portfolio securities directly. The Board of Directors has determined that the aggregate fees assessed by each Fund and its corresponding Master Portfolio should be less than those expenses that would be incurred had the Fund invested directly in the securities held by the Master Portfolio. See Prospectus sections captioned "Management of the Funds and the Master Portfolios," "Custodian, Transfer and Dividend Disbursing Agent," "Distribution Plans" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to investors in each Fund. In addition, if a Fund were to no longer invest in the corresponding Master Portfolio, these expenses may change.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights included in the Funds' 1994 annual financial statements. The financial statements are incorporated by reference into the SAI for each Fund and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Funds' 1994 annual financial statements and notes thereto. The SAI for each Fund has been incorporated by reference into the Prospectus.

                        SHORT-TERM MUNICIPAL INCOME FUND
                     FOR A FUND SHARE OUTSTANDING AS SHOWN

                                                                                     PERIOD
                                                                                     ENDED
                                                                                  DECEMBER 31,
                                                                                    1994(1)
                                                                                  ------------
Net Asset Value, Beginning of Period..............................................   $   5.00
Income From Investment Operations:
  Net Investment Income...........................................................       0.09
  Net Realized and Unrealized Gain (Loss) on Investments..........................      (0.08)
                                                                                  -----------
Total From Investment Operations..................................................       0.01
Less Distributions:
  Dividends From Net Investment Income............................................      (0.09)
                                                                                  -----------
Net Asset Value, End of Period....................................................   $   4.92
                                                                                  ===========
Total Return (not annualized).....................................................       0.13%
Ratios/Supplemental Data:
  Net Assets, End of Period (000).................................................   $ 11,778
  Number of Shares Outstanding, End of Period (000)...............................      2,392
Ratios to Average Net Assets (annualized):
  Ratio of Expenses to Average Net Assets(2)......................................       0.27%
  Ratio of Net Investment Income to Average Net Assets(3).........................       3.67%
  Ratio of Expenses to Average Net Assets Prior to Waived Fees and
     Reimbursed Expenses(2).......................................................       1.98%
  Ratio of Net Investment Income to Average Net Assets Prior to Waived Fees and
     Reimbursed Expenses(3).......................................................       1.96%
Portfolio Turnover(4).............................................................       8.00%

---------------

(1) The Fund commenced operations on June 3, 1994 as the 1-3 Year Duration Municipal Income Fund.

(2) This ratio does not include expenses incurred by the Master Portfolio.

(3) This ratio includes expenses incurred by the Master Portfolio.

(4) The portfolio turnover rate represents investment activity by the Master Portfolio.

                  SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND
                     FOR A FUND SHARE OUTSTANDING AS SHOWN

                                                                                     PERIOD
                                                                                     ENDED
                                                                                  DECEMBER 31,
                                                                                    1994(1)
                                                                                  ------------
Net Asset Value, Beginning of Period..............................................   $   5.00
Income From Investment Operations:
  Net Investment Income...........................................................       0.08
  Net Realized and Unrealized Gain (Loss) on Investments..........................      (0.07)
                                                                                  -----------
Total From Investment Operations..................................................       0.01
Less Distributions:
  Dividends From Net Investment Income............................................      (0.08)
                                                                                  -----------
Net Asset Value, End of Period....................................................   $   4.93
                                                                                  ===========
Total Return (not annualized).....................................................       0.28%
Ratios/Supplemental Data:
  Net Assets, End of Period (000).................................................   $     96
  Number of Shares Outstanding, End of Period (000)...............................         20
Ratios to Average Net Assets (annualized):
  Ratio of Expenses to Average Net Assets(2)......................................       0.30%
  Ratio of Net Investment Income to Average Net Assets(3).........................       5.77%
  Ratio of Expenses to Average Net Assets Prior to Waived Fees
     and Reimbursed Expenses(2)...................................................      67.89%
  Ratio of Net Investment Income (Loss) to Average Net Assets Prior to Waived Fees
     and Reimbursed Expenses(3)...................................................     (61.82)%
Portfolio Turnover(4).............................................................          0%

---------------

(1) The Fund commenced operations on September 19, 1994 as the 1-3 Year Duration Full Faith and Credit Government Income Fund.

(2) This ratio does not include expenses incurred by the Master Portfolio.

(3) This ratio includes expenses incurred by the Master Portfolio.

(4) The portfolio turnover rate represents investment activity by the Master Portfolio.

                       INVESTMENT OBJECTIVES AND POLICIES

     Set forth below is a description of the investment objective and related policies of each Fund and its corresponding Master Portfolio. As with all mutual funds, there can be no assurance that a Fund or its corresponding Master Portfolio will achieve its investment objective.

     Each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Master Portfolio, which has the same investment objective as the Fund. Each Fund may withdraw its investment in the corresponding Master Portfolio only if the Board of Directors of the Company determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board would consider alternative investments, including investing all of a Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the corresponding Master Portfolio. The investment objectives and policies of each Master Portfolio are described below in this section. For a description of the management and expenses of each Master Portfolio, see the Prospectus section "Management of the Funds and the Master Portfolios."

     Since the investment characteristics of each Fund correspond to those of the respective Master Portfolio, the following is a discussion of the various investments of and techniques employed by each Master Portfolio.

SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO

     INVESTMENT OBJECTIVE -- The investment objective of the Short-Term Municipal Income Master Portfolio is to provide investors with a high level of income exempt from federal income taxes, while managing principal volatility. Wells Fargo Bank, as investment adviser to the Short-Term Municipal Income Master Portfolio, pursues the objective of the Master Portfolio by investing (under normal market conditions) substantially all of the assets of the Master Portfolio in the following types of municipal obligations that pay interest which is exempt from federal income tax: bonds, notes and commercial paper issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities (including government-sponsored enterprises) and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from federal income tax. These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed (floating- and variable-rate instruments). The Master Portfolio seeks to manage principal volatility by diversifying its assets among permissible investments based, in part, on their duration, maturity or other characteristics that affect their sensitivity to changes in market interest rates. As with all mutual funds, there can be no assurance that the Master Portfolio, which is a diversified portfolio, will achieve its investment objective.

     As a fundamental policy, at least 80% of the net assets of the Master Portfolio are invested (under normal market conditions) in municipal obligations that pay interest that is exempt from federal income taxes. However, as a matter of general operating policy, the Master Portfolio seeks to have substantially all of its assets invested in such municipal obligations. The Master Portfolio's investment adviser may rely either on an opinion of counsel to the issuer of the municipal obligations or bond counsel or on Internal Revenue Service ("IRS") rulings regarding the tax treatment of these obligations. In addition, the Master Portfolio may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation could also affect the other obligations. For example, the Master Portfolio may own different municipal obligations which pay interest based on the revenues of similar types of projects. The Master Portfolio may also invest in U.S. Government obligations and money market instruments.

SHORT-TERM GOVERNMENT-CORPORATE INCOME MASTER PORTFOLIO

     INVESTMENT OBJECTIVE -- The investment objective of the Short-Term Government-Corporate Income Master Portfolio is to provide investors with current income, while managing principal volatility. The Master Portfolio seeks to achieve its objective by investing primarily in obligations issued by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) and investment-grade corporate obligations. The securities that the Master Portfolio may purchase include U.S. Treasury bonds, notes and bills; obligations of the U.S. Government, its agencies or instrumentalities; investment-grade corporate bonds and notes, asset-backed securities and money market instruments. The Short-Term Government-Corporate Income Master Portfolio seeks to manage principal volatility by diversifying assets among permissible investments based, in part, on their maturity, duration or other characteristics that affect the sensitivity of such investments to changes in market interest rates. There can be no assurance that the Master Portfolio, which is a diversified portfolio, will achieve its investment objective.

     Under normal market conditions, the Master Portfolio will invest substantially all of its assets in U.S. Government obligations and corporate securities, and at least 65% of its assets in income-producing securities. The Master Portfolio is a flexible portfolio, in that there is no minimum level of assets that will be invested in either category of investments. The investment adviser intends, as a general matter, to keep at least 20% of its assets invested in U.S. Government obligations and at least 20% of its assets invested in corporate securities. The allocation of assets between these investment categories will vary, depending primarily on their relative yields. Until the Master Portfolio achieves a certain asset size (approximately $10 million), the investment adviser intends to invest substantially all of the Master Portfolio's assets in U.S. Treasury bonds, notes and bills, and repurchase agreements.

          ADDITIONAL INFORMATION ABOUT PERMITTED INVESTMENT ACTIVITIES

     U.S. GOVERNMENT OBLIGATIONS -- Certain of the debt instruments purchased by the Master Portfolios may be U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase, and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     BONDS -- Certain of the debt instruments purchased by the Master Portfolios may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates.

     Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

     Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Master Portfolios may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     ASSET-BACKED SECURITIES -- The Short-Term Government-Corporate Income Master Portfolio may invest in various types of asset-backed securities. Asset-backed securities are typically backed by an underlying pool of assets (such as credit card or automobile trade receivables or corporate loans or bonds) which provides the interest and principal payments to investors. Credit quality depends primarily on the quality of the underlying assets and the level of credit support, if any, provided by the issuer. The underlying assets may be subject to prepayment which can shorten the life of asset-backed securities and may lower their return. Asset-backed securities are subject to interest rate risk, which means that this value typically declines when interest rates increase. The value of asset-backed securities may also change because of actual or perceived changes in the creditworthiness of the originator, servicing agent, or of the financial institution providing any credit support.

     FLOATING- AND VARIABLE-RATE INSTRUMENTS -- Certain of the debt instruments that the Master Portfolios may purchase bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain of these instruments may carry a demand feature that permits the holder to tender them back to the issuer at par value prior to maturity. The Master Portfolios may purchase certificates of participation in pools of floating- and variable-rate instruments from banks or other financial institutions. With respect to the pass-through tax status of these certificates, Wells Fargo Bank may rely upon either an opinion of counsel to the issuer or IRS rulings issued with respect thereto. Wells Fargo Bank, as the Master Portfolios' investment adviser, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events affecting the ability of the issuer of a demand instrument to make payment when due may occur between the date the Master Portfolio elects to demand payment and the date payment is due. Such events may affect the ability of the issuer of the instrument to make payment when due, thereby affecting the Master Portfolio's ability to obtain payment at par, except when such demand instruments permit same-day settlement. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided that an active secondary market exists.

     The Short-Term Municipal Income Master Portfolio may invest in variable-rate instruments with a maximum final maturity of up to 30 years, provided the period remaining until the next readjustment of the instrument's interest rate, or the period remaining until the principal amount can be recovered through demand, is less than 5 years.

     REPURCHASE AGREEMENTS -- Each Master Portfolio may enter into repurchase agreements wherein the seller of a security to such Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Master Portfolio may enter into repurchase agreements only with respect to U.S. Government obligations and other securities that are permissible investments for the Master Portfolio. All repurchase agreements will be fully collateralized based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than one year although the maximum term of a repurchase agreement will be one year or less. If the seller defaults and the value of the underlying securities has declined, a Master Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Master Portfolio's disposition of the security may be delayed or limited.

     A Master Portfolio may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of the Master Portfolio's total net assets will be invested in repurchase agreements with maturities of more than seven days and other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. A Master Portfolio will only enter into repurchase agreements with registered broker/dealers that report to the New York Federal Reserve Bank or their affiliates and commercial banks that meet guidelines established by the Board of Trustees and are not affiliated with Wells Fargo Bank. The Master Portfolio may enter into pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     MUNICIPAL SECURITIES -- This section describes certain instruments in which the Short-Term Municipal Income Master Portfolio may invest. Municipal securities are issued by states and municipalities to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal securities may be backed by the full taxing power of a state or municipality, by the revenues from a specific project or the credit of a private organization. In addition, certain municipal securities may be supported by letters of credit furnished by domestic or foreign banks. Yields on municipal securities generally depend on a variety of factors, including: the general conditions of the municipal note and municipal bond markets; the size and maturity of the particular offering; the maturity of the obligations; and the rating of the issue or issuer. Furthermore, any adverse economic conditions or developments affecting a particular state or municipality could impact the municipal securities issued by such entities. The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Short-Term Municipal Income Master Portfolio are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     The highest rating assigned by Standard & Poor's Corporation ("S&P") is "AAA" for state and municipal bonds, "SP-1" for state and municipal notes, and "A-1" for state and municipal paper. The highest rating assigned by Moody's Investors Service, Inc. ("Moody's") is "Aaa," "MIG 1," and "P-1" for state and municipal bonds, notes and commercial paper, respectively. These instruments are judged to be the best quality and present minimal risks and a strong capacity for repayment of principal and interest. If a municipal security ceases to be rated or is downgraded below an investment grade rating after purchase by the Master Portfolio, the Master Portfolio may retain or dispose of such security. In any event, the Short-Term Municipal Income Master Portfolio does not intend to purchase or retain any municipal security that is rated below the top four rating categories by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, is considered by the investment adviser to be of comparable quality. Securities rated in the fourth highest category are considered to have speculative characteristics. A description of ratings is contained in the Appendix to the SAI.

     Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. An issuer's obligation to pay principal or interest on an instrument may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

     Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by the Short-Term Municipal Income Master Portfolio, the Master Portfolio may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for the Master Portfolio to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Master Portfolio is not entitled to exercise its demand rights, and the Master Portfolio could, for these or other reasons, suffer a loss.

     Municipal securities also may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax-exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Any such loans made by the Short-Term Municipal Income Master Portfolio may have a demand provision permitting the Master Portfolio to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to the Master Portfolio's limitation on investments in illiquid securities. As it deems appropriate, Wells Fargo Bank will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations. The Short-Term Municipal Income Master Portfolio will not purchase any unrated municipal leases unless the investment adviser, following procedures approved by the Trust's Board of Trustees, determines that such leases are of comparable quality to municipal securities that are rated in the top four rating categories by an NRSRO.

     Municipal participation interests, which give the purchaser an undivided interest in one or more underlying municipal securities, may be purchased from financial institutions. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to the Master Portfolio's limitation on the purchase of illiquid securities.

     In addition, the Short-Term Municipal Income Master Portfolio may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in its portfolios. Under a stand-by commitment, a dealer agrees to purchase at the Master Portfolio's option specified municipal securities at a specified price. The Master Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

     Certain of the securities in which the Short-Term Municipal Income Master Portfolio invests will be purchased on a when-issued basis, in which case delivery and payment normally take place within 120 days after the date of the commitment to purchase. The Master Portfolio will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchases on a when-issued basis are subject to the risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

     The Short-Term Municipal Income Master Portfolio will establish a segregated account in which it will maintain cash, U.S. Government obligations or other high-grade debt securities in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

TEMPORARY INVESTMENTS OF THE SHORT-TERM MUNICIPAL INCOME MASTER PORTFOLIO

     The Short-Term Municipal Income Master Portfolio may elect to invest temporarily up to 20% of its net assets in: U.S. Government obligations; negotiable certificates of deposit, bankers' acceptance and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by S&P; high quality taxable municipal obligations; shares of taxable or tax-free money market mutual funds; and repurchase agreements. Finally, the Short-Term Municipal Income Master Portfolio may invest temporarily in shares of other open-end, management investment companies, subject to the limitations of Sections 12(d)(1) of the Investment Company Act of 1940 (the "1940 Act"). Purchases of shares of other investment companies will be limited to temporary investments in shares of unaffiliated investment companies, and the Master Portfolio's investment adviser will waive its fee for that portion of the Master Portfolio's assets so invested. Such temporary investments would most likely be made for cash management purposes or when there is an unexpected or abnormal level of investor purchases or redemptions of shares of the Master Portfolio or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income taxes. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Short-Term Municipal Income Master Portfolio's assets in securities exempt from such taxes. A more complete description of tax-free municipal obligations, taxable money market instruments, and other investment activities is contained in the "Additional Information About Permitted Investment Activities" section.

PORTFOLIO TURNOVER

     Portfolio turnover generally involves some expenses to the Master Portfolio, including dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. A high portfolio turnover rate should not result in the Master Portfolio paying substantially more brokerage commissions, since most transactions in municipal securities are effected on a principal basis. Portfolio turnover can also generate short-term capital gains tax consequences.

OTHER INVESTMENT POLICIES

     Each Fund's investment objective and its investment policy of investing all of its assets in the corresponding Master Portfolio, as set forth above, are fundamental. Accordingly, they may not be changed without approval by the vote of the holders of a majority of a Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. However, if the Company's Board of

Directors determines that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will make appropriate disclosure of any such material change in the Fund's prospectus.

     The investment objective of a Master Portfolio may not be changed without approval of the investors in the Master Portfolio. The classification of each Fund and each Master Portfolio as "diversified" may not be changed, in the case of a Fund, without the approval of the Fund's shareholders, or, in the case of a Master Portfolio, without the approval of the Fund and any other investors in such Master Portfolio.

     In addition, as a matter of fundamental policy, each Fund and Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes in order to meet redemptions. These borrowings may be secured by the pledge of up to 10% of the current value of such Fund's or Master Portfolio's net assets (but investments may not be purchased while any such outstanding borrowing exceeds 5% of the respective Fund's or Master Portfolio's net assets). As a matter of fundamental policy, each Master Portfolio and its corresponding Fund may not invest more than 25% of its assets (i.e., concentrate) in any particular industry, excluding U.S. Government obligations. As a matter of non-fundamental policy, each Master Portfolio (and the corresponding Fund) may invest up to 15% of the current value of its net assets in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, provided that this restriction does not affect a Fund's ability to invest a portion or all of its assets in its corresponding Master Portfolio. Disposing of illiquid or restricted securities may involve additional costs and require additional time.

     Except during temporary defensive periods, each Master Portfolio seeks to maintain a portfolio of securities with an average weighted maturity of between 90 days and 2 years. The maximum final maturity of the Short-Term Municipal Income Master Portfolio's investments will not exceed 5 years, excluding certain variable rate instruments described above. The Short-Term Government-Corporate Income Master Portfolio may invest in obligations of any maturity. The Short-Term Government Corporate-Income Master Portfolio will not invest in the shares of other open-end, management investment companies.

               MANAGEMENT OF THE FUNDS AND THE MASTER PORTFOLIOS

     The Company has retained the services of Stephens as administrator and distributor for the Funds, but has not retained the services of an investment adviser for the Funds since the Company seeks to achieve the investment objective of each Fund by investing all of a Fund's assets in the corresponding Master Portfolio of the Trust. The Company's Board of Directors supervises the actions of the Funds' administrator and distributor, as set forth below, and decides upon matters of general policy. As noted above, a Fund may withdraw its investment in its corresponding Master Portfolio only if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board of Directors of the Company would consider what action might be taken, including the investment of all the assets of a

Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the corresponding Master Portfolio.

     Each Master Portfolio has retained the services of Wells Fargo Bank as investment adviser and Stephens as administrator and distributor. The Board of Trustees of the Trust is responsible for the general management of each Master Portfolio and supervising the actions of Wells Fargo Bank and Stephens in these capacities. Additional information regarding the Officers and Directors of the Company and the Officers and Trustees of the Trust is included in the Funds' SAI under "Management."

MASTER/FEEDER STRUCTURE

     Each Fund, a series of the Company which is an open-end management investment company, invests all of its assets in the corresponding Master Portfolio of the Trust which has the same investment objective as the Fund. See "Investment Objectives and Policies." The Trust is organized as a trust under the laws of the State of Delaware. See "Organization and Capital Stock." In addition to selling its shares to the corresponding Fund, each Master Portfolio may sell its shares to certain other mutual funds or accredited investors. The expenses and, correspondingly, the returns of other investment options in a Master Portfolio may differ from those of a Fund.

     The Board of Directors believes that, if other mutual funds or accredited investors invest their assets in the Master Portfolios of the Trust, certain economies of scale may be realized with respect to each Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by a Fund would be spread among a larger asset base provided by more than one fund investing in the corresponding Master Portfolio. A Fund and other entities investing in a particular Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Trust itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that the Funds and their shareholders will not be adversely affected by investing Fund assets in the corresponding Master Portfolio. However, if a mutual fund or institutional investor with a larger pro rata ownership of a Master Portfolio's securities than the corresponding Fund withdraws its investment from such Master Portfolio, the economies of scale (e.g., spreading fixed expenses among a larger asset base) that the Company's Board believes should be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties could arise.

     The investment objective and other fundamental policies of each Master Portfolio, which are identical to those of the corresponding Fund, cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of such Master Portfolio's outstanding voting shares. Whenever a Fund, as a shareholder of the corresponding Master Portfolio, is requested to vote on any matter submitted to shareholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which a Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.

     Certain policies of each Master Portfolio which are non-fundamental may be changed by vote of a majority of the Trust's Trustees without shareholder approval. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the corresponding Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund may also elect to redeem its shares of the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in such Fund. A Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible. Information regarding additional options, if any, for investment in shares of a Master Portfolio is available from Stephens and may be obtained by calling (800) 643-9691.

INVESTMENT ADVISER

     Pursuant to separate Advisory Contracts, each Master Portfolio is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company and the Trust and to six other registered open-end management investment companies, that consist of several separately managed investment portfolios.

     Under the Advisory Contracts with the Master Portfolios Wells Fargo Bank has agreed to furnish to each Master Portfolio investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolios. Pursuant to the Advisory Contracts, Wells Fargo Bank has also agreed to furnish to the Board of Trustees of the Trust periodic reports on the investment strategy and performance of each Master Portfolio.

     Mr. Mark Kraschel, portfolio manager for the Short-Term Government-Corporate Income Master Portfolio, has specialized in short-term bond investment applications for over a decade. He joined Wells Fargo Bank in 1988 after five years in fixed-income management at First Boston Corporation. Mr. Kraschel holds a B.S. in business administration from the University of Oregon and an M.B.A. in finance from the University of San Francisco. Mr. Kraschel assumed sole responsibility for management of the Government-Corporate Income Master Portfolio on February 1, 1995. Prior to this time, Mr. Kraschel had co-managed the Short-Term Government-Corporate Bond Master Portfolio since its inception in May 1994.

     Ms. Laura L. Milner, portfolio co-manager for the Short-Term Municipal Income Master Portfolio, joined Wells Fargo Bank in 1988. Her background includes over seven years experience specializing in short- and long-term municipal securities with Salomon Brothers. She is a member of the National Federation of Municipal Analysts and its California chapter. Mr. David Klug, portfolio co-manager for the Short-Term Municipal Income Master Portfolio, has managed municipal bond portfolios for Wells Fargo Bank for over nine years. Prior to joining Wells Fargo Bank, he managed the municipal bond portfolio for a major property and casualty insurance company. His investment experience exceeds 20 years and includes all aspects of tax-exempt fixed-income investments. He holds an M.B.A. from the University of Chicago and is a member of The National Federation of Municipal Analysts and its California Chapter. Mr. Klug and Ms. Milner have co-managed the Short-Term Municipal Income Master Portfolio since its inception in May 1994.

     Purchase and sale orders of the securities held by each Master Portfolio may be combined with those of other accounts that Wells Fargo Bank manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for a Master Portfolio and other accounts managed by Wells Fargo Bank, Wells Fargo Bank has undertaken to allocate those transactions among the participants equitably. From time to time, each Master Portfolio, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contracts with the Master Portfolios, Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of each Master Portfolio. From time to time, Wells Fargo Bank may waive such fees in whole or in part. Any such waiver will reduce expenses of the corresponding Master Portfolio and, accordingly, have a favorable impact on the yield of the Master Portfolio and, in turn, the Fund. For the fiscal year ended December 31, 1994, Wells Fargo Bank waived all advisory fees payable by each of the Short-Term Municipal Income Master Portfolio and Short-Term Government-Corporate Income Master Portfolio.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into agreements with the Company and the Trust under which Stephens acts as administrator for the Funds and the Master Portfolios. For providing administrative services, Stephens is entitled to receive from each Fund a monthly fee at the annual rate of 0.15% of its respective average daily net assets. This fee decreases to 0.10% of the average daily net assets of each Fund in excess of $200 million. From time to time, Stephens may waive its fees from a Fund in whole or in part. Any such waivers will reduce expenses of a Fund and, accordingly, have a favorable impact on the yield and return of the Fund.

     Under the respective Administration Agreements with the Funds and the Master Portfolios Stephens has agreed to provide as administrative services, among other things: (i) general supervision of the operation of the Funds and the Master Portfolios, including coordination of the services performed by the investment adviser (in the case of the Master Portfolios), transfer agent, shareholder servicing agents (in the case of the Funds), custodian, independent auditors and legal counsel; regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder or investor reports for the Funds and the Master Portfolios, as applicable; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors and the Trust's officers and Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting the business of the Funds and the Master Portfolios and pays the compensation of the directors, officers and employees of the Company and of the Trust who are affiliated with Stephens.

     In addition, Stephens, as the principal underwriter of the Funds within the meaning of the 1940 Act and in accordance with plans of distribution ("Plans"), has entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing shares of the Funds. The Distribution Agreement provides that Stephens shall act as agent for each Fund for the sale of its shares. See "Distribution Plan" below.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

                            ------------------------

     The Master Portfolios' Advisory Contracts and the Administration Agreements with the Master Portfolios and the Funds provide that if, in any fiscal year, the total aggregate expenses of a Master Portfolio and a Fund incurred by, or allocated to, the Master Portfolio and the Fund (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under a Plan) exceed the most restrictive expense limitation applicable to a Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, Wells Fargo Bank and Stephens shall waive their fees proportionately under the Advisory Contracts and the Administration Agreements, respectively, for the fiscal year to the extent of the excess, or reimburse the excess, but only to the extent of their respective fees. The Advisory Contracts and the Administration Agreements further provide that the total expenses shall be reviewed monthly so that, to the extent the annualized expenses for such month exceed the most restrictive applicable annual expense limitation, the monthly fees under the Advisory Contracts and the Administration Agreements shall be reduced as necessary. Currently, the most stringent applicable state expense ratio limitation is 2.50% of the first $30 million of a Fund's average net assets for its current fiscal year, 2% of the next $70 million of such assets, and 1.50% of such assets in excess of $100 million.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company and the Trust bear all costs of their respective operations, including the compensation of the Company's directors and the Trust's trustees who are not officers or employees of Wells Fargo Bank or Stephens or any of their affiliates; advisory (in the case of the Master Portfolios), shareholder servicing (in the case of the Funds), and administration fees; payments pursuant to any Plans (in the case of the Funds); interest charges; taxes; fees and expenses of independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming Fund shares or interests in the Master Portfolios; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' or investors' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of the custodian, including those for keeping books and accounts and calculating the net asset value of the Funds and the Master Portfolios; expenses of shareholders' or investors' meetings;

expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund and/or each Master Portfolio are charged against the respective assets of the Fund and/or the Master Portfolio.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each Fund is determined by Wells Fargo Bank on each day that the Fund is open for trading ("Business Day"). Each Fund's net asset value per share is determined by dividing the value of the total assets of the Fund (i.e., the value of its investments in the corresponding Master Portfolio and any cash instruments held for liquidity needs) less all of its liabilities by the total number of outstanding shares of the Fund. The net asset value of each Fund is determined as of the close of business of the Exchange (currently 4:00 p.m. New York time).

     The value of the assets of each Master Portfolio (other than debt obligations maturing in 60 days or less) is determined as of the close of regular trading on the Exchange (referred to hereafter as "the close of the Exchange"), which is currently 4:00 p.m. New York time. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Board of Trustees. Prices used for such valuations may be provided by independent pricing services.

                                PERFORMANCE DATA

     From time to time, the Company may advertise yield and total return information of each Fund. Total return and yield information of a Fund is based on the historical earnings and performance of the Fund and should not be considered representative of future performance.

     The total return of a Fund is calculated by subtracting (i) the public offering price of the Fund (which includes the maximum sales charge) of one share of the Fund at the beginning of the period, from (ii) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and capital gain distributions), and dividing by (iii) the public offering price per share of the Fund at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and capital gain distributions and changes in share price during the period for a Fund. A Fund may also, at times, calculate total return based on net asset value per share (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the Fund, or by assuming that a sales charge less than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that total return data derived pursuant to the calculation described above are also presented.

     A Fund's yield is computed by dividing its net investment income per share earned during a specified period by the Fund's public offering price per share (which includes the maximum sales charge) on the last day of such period and annualizing the result. For purposes of sales literature, these yields may also, at times, be calculated on the basis of the net asset value per share (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in a Fund, or by assuming that a sales charge less than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that yield data derived pursuant to the calculation described above are also presented. The Funds' annual report will contain additional performance information. Additional information about the performance of each Fund is contained in the Annual Report for each Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Shares of each Fund may be purchased on any day the Exchange is open for trading through Stephens, any authorized broker/dealers or financial institutions with which Stephens has entered into agreements, or through the Transfer Agent. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce their clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     In most cases, the minimum initial purchase amount for each Fund is $1,000. The minimum initial purchase amount is $100 for purchases through the Systematic Purchase Plan and $250 for an investment by a retirement plan qualified under the Internal Revenue Code of 1986, as amended (the "Code"). The minimum subsequent purchase amount is $100. The minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. The Company reserves the right to reject any purchase order. All funds, net of sales loads, are invested in full and fractional shares. Checks are accepted for the purchase of a Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address and telephone number on the front cover of the Prospectus or at the address set forth in the Prospectus under "Initial Purchases of Fund Shares by Wire."

     Shares of each Fund are offered continuously at the applicable offering price (including any sales load) next determined after a purchase order is received. Payment for shares purchased through a broker/dealer is not due from the broker/dealer until the settlement date, currently five business days after the order is placed. Effective June 7, 1995, the settlement date will normally be three business days after the order is placed. It is the broker/dealer's responsibility to forward payment for shares being purchased to a Fund promptly. Payment for orders placed directly through the Transfer Agent must accompany the order.

                            ------------------------

     When payment for shares of the Fund purchased through the Transfer Agent is by a check that is drawn on any domestic bank, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay execution of an order.

     When shares of a Fund are purchased through a broker/dealer or financial institution, Stephens reallows that portion of the sales load designated below as Dealer Allowance. Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. If all sales charges are paid or reallowed to a broker/dealer or financial institution, it may be deemed an "underwriter" under the Securities Act of 1933. When shares are purchased directly through the Transfer Agent and no broker/dealer or financial institution is involved with the purchase, the entire sales load is paid to Stephens.

     Sales loads relating to orders for the purchase of shares in each Fund are as follows:

                                                                                    DEALER
                                                         SALES LOAD   SALES LOAD   ALLOWANCE
                                                          AS % OF      AS % OF      AS % OF
                                                          OFFERING    NET AMOUNT   OFFERING
                      AMOUNT OF PURCHASE                   PRICE       INVESTED      PRICE
        -----------------------------------------------  ----------   ----------   ---------
        Less than $100,000.............................     3.00%        3.09%        2.75%
        $100,000 up to $199,999........................     2.00         2.04         1.75
        $200,000 up to $599,999........................     1.00         1.01         0.90
        $600,000 up to $999,999........................     0.60         0.60         0.50
        $1,000,000 and over............................     0.00         0.00         0.00

REDUCED SALES CHARGE

     For the sole purpose of determining the availability of a reduced sales charge through one of the methods discussed below, the term "Funds" refers to the Funds of the Company described in this Prospectus.

     The above sales load schedule shows the Volume Discounts that are available to you based on the combined dollar amount being invested in the Funds or in Class A shares of one or more of the portfolios of the Company which assess a sales load (the "Load Funds").

     The Right of Accumulation allows you to combine the amount being invested in shares of the Funds with the total net asset value of Class A Shares in any of the Load Funds in accordance with the above sales load schedule to reduce the sales load. For example, if you own Class A Shares of one of the Company's other investment portfolios with an aggregate net asset value of $90,000 and invest an additional $20,000 in the Funds, the sales load on the entire additional amount would be 2.00%. To obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales load, and confirmation of your order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time with respect to all shares purchased thereafter.

     A Letter of Intent allows you to purchase shares of the Funds over a 13-month period at reduced sales loads based on the total amount you intend to purchase plus the total net asset value of Class A Shares in any of the Load Funds you already own. Each investment made during the period receives the reduced sales load applicable to the total amount of the intended investment. If such amount is not invested within the period, you must pay the difference between the sales loads applicable to the purchases when made and the charges previously paid.

     You may Reinvest proceeds from a redemption of Fund shares on which a load was paid in shares of the Funds or in Class A Shares of another of the Company's Load Funds at net asset value, without paying a sales load, within 120 days after the redemption, provided that, if the investment portfolio being purchased charges a sales load that is higher than the sales load that you paid in connection with the Fund shares redeemed, you must pay the difference. In addition, the Class A Shares of the other Load Funds to be acquired must be registered for sale in your state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of the Class A Shares must be received by a Fund or the Transfer Agent within 120 days after the effective date of the redemption.

     If you realized a gain on your redemption, the reinvestment will not alter the amount of any federal capital gains tax payable on the gain. If you realized a loss on your redemption, the reinvestment may cause some or all of such loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

     Reductions in front-end sales loads apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

     Reductions in front-end sales loads also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Fund shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of a Fund at a reduced sales load, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent of more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Shares of a Fund may be purchased at a purchase price equal to the net asset value, without a sales load, by (i) directors, officers and employees (and their spouses and children under the age of 21) of the Company, Stephens, its affiliates and other broker/dealers that have entered into agreements with Stephens to sell such shares; (ii) present and retired directors, officers and employees (and their spouses and children under the age of 21) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree; (iii) employee benefit and thrift plans for such persons; and (iv) any investment advisory, trust or other fiduciary account (other than an individual retirement account) maintained, managed or advised by Wells Fargo Bank or Stephens or their affiliates. In addition, shares of the Funds also may be purchased at net asset value by pension, profit sharing or other employee benefit plans established under Section 401 of the Code.

     Shares of the Funds may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by the following types of investors that place trades through an omnibus account maintained at the Fund by a discount broker/dealer: trust companies; investment advisers and financial planners on behalf of their clients; retirement and deferred compensation plans and the trusts used to fund these plans.

     By investing in a Fund, you appoint the Transfer Agent, as your agent, to establish an open account to which all shares purchased are credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares of a Fund can be obtained on request. If you hold share certificates, it is more complicated to redeem shares, and the expedited redemption described below is not available.

     Shares of a Fund may be purchased in accordance with procedures described below.

INITIAL PURCHASES OF FUND SHARES BY WIRE

     1. If you wish to order Fund shares by wire, please call (800) 572-7797. You will be asked to specify the Fund in which you wish to invest and the name(s) in which the shares are to be registered. You will also be asked to provide your address, social security number (or tax identification number where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank, which may charge a separate fee, to transmit the specified amount in federal funds ($1,000 or more) to:

        Wells Fargo Bank, N.A.
        San Francisco, California
        Bank Routing Number: 121000248
        Wire Purchase Account Number: 4068-000462
        Attention: Overland Express (Name of Fund)
        Account Name(s): (name(s) in which to be registered)
        Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

        Wells Fargo Bank, N.A.
        Overland Express Shareholder Services
        P.O. Box 63084
        San Francisco, California 94163
        Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price, next determined after the Account Application is received and accepted.

INITIAL PURCHASES OF FUND SHARES BY MAIL

     If you wish to purchase Fund shares by mail:

     1.  Complete an Account Application; and

     2. Mail the Account Application and a check for $1,000 or more, payable to "Overland Express (Name of Fund)" to the mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of Fund shares in amounts of $100 or more may be made
(i) by instructing the Funds' Transfer Agent to debit an approved account designated in your Account Application, (ii) by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases by wire, or (iii) by mail with a check payable to "Overland Express (Name of Fund)" delivered to the address above. Write your Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides a convenient way for you to add to your existing accounts on a monthly basis. You may elect to participate in this plan by specifying an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a bank account designated by you (provided your bank is a participant in the automated clearing house system). The Transfer Agent withdraws and uses this amount to purchase shares of a Fund for you on or about the fifth business day of each month. There are no additional fees charged for participating in this plan.

     You may change the investment amount, suspend purchases or terminate your election to participate in this plan at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if the designated bank account balance is insufficient to make a scheduled withdrawal, or if either your designated bank account or your Fund account is closed.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for shares of a Fund placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale, including orders for which payment is to be made from free cash credit balances in securities accounts held by a dealer, are effective on the same day the order is placed if the order is received by the Transfer Agent before the close of business. Purchase orders that are received by a broker/dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally are effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. Payment for Fund shares is not due until settlement date. Broker/dealers and financial institutions may benefit from the temporary use of payments to the Funds during the settlement period. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     Shares of each Fund may be exchanged for shares of any other Overland Express Fund with a single class of shares, or for Class A Shares of any Overland Express Fund with more than one class of shares, in an identically registered account at respective net asset values, provided that, if the other investment portfolio charges a sales load on the purchase of the class of shares being exchanged that is higher than the sales load that you have paid in connection with the shares you are exchanging, you pay the difference. In addition, shares of the investment portfolio to be acquired must be registered for sale in your state of residence. You should obtain, read and retain the Prospectus for the investment portfolio which you desire to exchange into before submitting an exchange order.

     You may exchange shares by calling the Transfer Agent or your authorized broker/dealer, financial institution or servicing agent, unless you have elected not to authorize telephone exchanges in your Account Application (in which case you may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent). If share certificates are held, your shares may not be exchanged by telephone. The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures for redemption of shares below also apply to exchanges of shares, except that, with exchanges between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. (See "Redemption by Mail" below for information on signature guarantees.) The Company reserves the right to limit the number of times shares may be exchanged between Funds or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the fund's other shareholders. For example, management believes that such action would be appropriate to protect a fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection is made by management on a prospective basis only, upon notice to the shareholder, given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days' prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you elect not to authorize the privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company requires the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Shares of a Fund may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     The Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. On a day the Funds are open for business, redemption orders received by an authorized broker/dealer or financial institution before the close of the Exchange and received by the Transfer Agent before the close of the Exchange on the same day are executed at the net asset value per share determined at the close of the Exchange on that day. Redemption orders received by authorized broker/dealers or financial institutions after the close of the Exchange, or not received by the Transfer Agent prior to the close of the Exchange, are generally executed at the net asset value determined at the close of the Exchange on the next business day.

     Redemption proceeds ordinarily are remitted within seven days after the order is received in proper form, except that proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If you request an expedited redemption, redemption proceeds are distributed only if the check used for investment is deemed to be cleared for payment by your bank, currently considered by the Company to be a period of up to 15 days after investment. The proceeds, of course, may be more or less than your investment cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     If you wish to redeem Fund shares by mail please do the following:

     1. Write a letter of instruction naming the Fund and the dollar amount of or number of shares to be redeemed. Refer to your Fund account number and give either your social security or tax identification number (as applicable).

     2. Sign the letter in exactly the same way your account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $25,000 or more or redemption proceeds are to be paid to someone other than you at your address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. If you hold share certificates, enclose the certificates with the letter. Do not sign the certificates, and for your protection use registered mail.

     5. Mail the letter (and any share certificates) to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchases of Fund Shares by Wire."

     Unless other instructions are given in proper form, a check for the proceeds of redemption will be sent to your address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides a way for you to have shares redeemed from your account and the proceeds distributed to you on a monthly basis. To elect to participate in this plan, you must have a shareholder account valued at $10,000 or more as of the date you elect to participate, and you must not also be a participant in the Company's Systematic Purchase Plan at any time while participating in this plan. You may specify an amount ($100 or more) to be distributed by check to your address of record or deposited in a bank account designated by you. The Transfer Agent redeems sufficient shares and mails or deposits the proceeds of the redemption as instructed on or about the fifth business day prior to the end of each month. You are not charged a fee for participating in this plan.

     If you participate in this plan you may change the withdrawal amount, suspend withdrawals or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to a scheduled transaction. Your election will be terminated automatically if your account balance is insufficient to make a scheduled withdrawal or if your Fund account is closed.

EXPEDITED REDEMPTIONS

     If you do not hold share certificates and you have elected to authorize telephone redemptions on the Account Application or other form that is on file with the Transfer Agent, you may request an expedited redemption of shares by letter or telephone on any day the Funds are open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     To request expedited redemption:

     1.  Telephone the expedited redemption request to the Transfer Agent at
(800) 572-7797; or

     2. Mail the expedited redemption request to the Transfer Agent at the mailing address set forth above under "Purchase of Shares -- Initial Purchases of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more will be wired or credited to your bank indicated in the Account Application or wired to an authorized broker/dealer or financial institution designated in the Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than the shareholder, to an address other than that of record, or to a bank, broker/dealer or other financial institution that has not been predesignated, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by the close of business on any day the Funds are open for business, the redemption proceeds will be transmitted to your bank or predesignated broker/dealer or financial institution on the next Business Day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to your address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you elect not to authorize the privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company requires the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Redemption requests placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Funds' shares are offered for sale will be effective on the same day the request is placed if received by the Transfer Agent before the close of business. Redemption requests that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of redemption requests to the Transfer Agent. Unless you have made other arrangements and have informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions are credited to your account with such broker/dealer or institution. You may request a check from the broker/dealer or financial institution or may elect to retain the redemption proceeds in your account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to you for such proceeds or prior to disbursement or reinvestment of such proceeds on your behalf.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000 because of a shareholder redemption. Prior to such a redemption, you will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               DISTRIBUTION PLANS

     The Company's Board of Directors has adopted Distribution Plans pursuant to Rule 12b-1 under the Act on behalf of each Fund. Under the Plans and pursuant to the Distribution Agreement, each Fund may pay Stephens, as compensation for distribution-related services, a monthly fee at the annual rate of up to 0.25% of the average daily net assets of such Fund or the maximum amount payable under applicable laws, regulations and rules, whichever is less. The actual fee payable to Stephens is determined, within the applicable limit, from time to time by mutual agreement between the Company and Stephens. Stephens may enter into selling agreements with one or more Selling Agents under which such agents may receive compensation for distribution-related services from Stephens, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. Payments under the Distribution Plans also may be used to compensate or reimburse servicing agents for shareholder liaison services provided by entities that are dealers of record or which have a servicing relationship with the beneficial owners of shares. Stephens may retain any portion of the total distribution fee payable under the Distribution Agreement to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. Since the fee payable to Stephens under the Distribution Agreement is not based upon the actual expenditures of Stephens, the expenses of Stephens (which may include overhead expenses) may be more or less than the fees received by it under the Distribution Agreement. Stephens has entered into a Selling Agreement with Wells Fargo Bank, pursuant to which Wells Fargo Bank receives periodic payments based on the average daily net assets of a Fund's shares attributable to its customers.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to declare as a dividend to all shareholders of record as of 4:00 p.m (New York time) substantially all of its net investment income at the close of each business day to shareholders of record. Shares purchased in a Fund begin earning dividends on the business day following the date the purchase order settles, and shares redeemed earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday is declared as a dividend to shareholders of record at 4:00 p.m. (New York time) on the prior business day.

     Dividends of a Fund declared in, and attributable to, any month are paid early in the following month. Shareholders of a Fund who redeem shares prior to a dividend payment date are entitled to all dividends declared but unpaid prior to their redemption of such shares on the next dividend payment date.

     Any net capital gains of a Fund are distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI).

     Dividends and/or capital gain distributions paid by a Fund are invested in additional shares of the Fund at net asset value (without any sales load) and credited to your account on the reinvestment date unless you have elected payment by check. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of another fund in the Overland Express Family of Funds with which you have an established account.

                                     TAXES

     By complying with the applicable provisions of the Code, the Funds will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to their shareholders. Dividends from net investment income (including net short-term capital gains, if any) declared and paid by the Short-Term Government-Corporate Income Fund will be taxable as ordinary income to Fund shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional shares in the Funds, they will be taxable. Generally, dividends are taxable to shareholders at the time they are paid. However, dividends declared payable in October, November and December are made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year. The Funds' dividends will not qualify for the dividends-received deduction allowed to corporate shareholders.

     By complying with the applicable provisions of the Code, the Short-Term Municipal Income Fund's shareholders will not be subject to federal income taxes on any Fund dividends attributable to interest from tax-exempt securities. However, dividends of the Fund attributable to interest from taxable securities, accretion of market discount on certain bonds and capital gains (if any) will be taxable to shareholders.

     Each Fund seeks to comply with the applicable provisions of the Code by investing all of its assets in the corresponding Master Portfolio. The Trust intends to qualify for federal income tax purposes as a partnership. As such, each Fund will be deemed to own directly its proportionate share of the Trust's assets. Therefore, any interest, dividends and gains or losses of a Master Portfolio will be deemed to have been "passed through" to the corresponding Fund and other investors in the Master Portfolio, regardless of whether such interest, dividends or gains have been distributed by such Master Portfolio or losses have been realized by such Fund and other investors. Accordingly, if a Master Portfolio were to accrue but not distribute any interest, dividends or gains, the corresponding Fund would be deemed to have realized and recognized its proportionate share of interest, dividends, gains or losses without receipt of any corresponding distribution. However, each Master Portfolio will seek to minimize recognition by investors of interest, dividends, gains or losses without a corresponding distribution.

     The Funds will inform you of the amount and nature of such Fund dividends and capital gains. You should keep all statements you receive to assist in your personal recordkeeping. The Company is required by federal law to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Funds if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes -- Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. All investors should consult their individual tax advisors with respect to their particular tax situations as well as the state and local tax status of investments in shares of the Funds.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank has been retained to act as the custodian and transfer and dividend disbursing agent for the Funds and the Master Portfolios. Wells Fargo Bank's principal place of business is 420 Montgomery Street, San Francisco, California 94163, and its transfer and dividend disbursing agency activities are managed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. Currently, the Company has twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Money Market Fund, the Asset Allocation Fund, the U.S. Government Income Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Variable Rate Government Fund, the Municipal Income Fund, the Overland Sweep Fund, the U.S. Treasury Money Market Fund, the Strategic Growth Fund, the Short-Term Government-Corporate Income Fund and the Short-Term Municipal Income Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock. All shares of the Company, when issued, will be fully paid and nonassessable.

     The Trust was established on August 14, 1991, as a Delaware business trust. The Trust's Declaration of Trust permits the Board of Trustees to issue beneficial interests in the Trust to investors based on their proportionate investments in the Trust. The Trust currently has three series of beneficial interests -- the Cash Investment Trust Master Portfolio, the Short-Term Government-Corporate Income Master Portfolio and the Short-Term Municipal Income Master Portfolio. The Trust is no longer offering units of the 1-3 Year Duration Government Income Master Portfolio.

     All shares of the Company have equal voting rights and are voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required to elect Directors under the Act; however, at the written request of 10% or more of the holders of the Company's shares, the Board of Directors will call a meeting of shareholders for purposes of voting on removal of a Director or Directors of the Company. In addition, whenever a Fund is requested to vote on matters pertaining to the corresponding Master Portfolio of the Trust, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by Fund shareholders. The Directors of the Company will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. A more detailed statement of the voting rights of shareholders is contained in the SAI.

     As of February 23, 1995, Swedcom Corporation owned 38.75%, and Herman and Raymond Christensen owned 28.61%, of the outstanding shares of the Short-Term Municipal Income Fund. As of February 23, 1995, Prudential Securities held 50.55% and 49.45% of the outstanding shares of the Short-Term Government-Corporate Income Fund for the benefit of Coben Inc. and Beatrice L. Rosenstein, respectively.

                   OVERLAND EXPRESS FUNDS, INC.                                      ACCOUNT APPLICATION
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                        PAGE 1 OF 5
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797
------------------------------------------------------------------------------------------------------------------------------------
 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE TO ACCOUNT #
------------------------------------------------------------------------------------------------------------------------------------

 / / INDIVIDUAL         1.    Individual                                                                     -       -
     USE LINE 1                                     ---------------------------------             ----------- ------- ------------
                                                    First Name   Initial   Last Name                      Soc. Security No.


 / / JOINT OWNERS       2.    Joint Owner                                                         (Only one Soc. Security No. is
     USE LINES 1 & 2                                ---------------------------------              required for Joint Owners)
                                                    First Name   Initial   Last Name

                              Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                              / / Tenants in Common

 / / TRANSFER TO        3.    Uniform
     MINORS                   Transfer              ------------------------------------------------------------------------------
     USE LINE 3               to Minors                      Custodian's Name (only one)             Minor's State of Residence
                                                                                                             -       -
                                                    -----------------------------------------     ----------- ------- ------------
                                                               Minor's Name (only one)                Minor's Soc. Security No.
 / / TRUST*             4.    Trust Name
                                                    ------------------------------------------------------------------------------
     USE LINE 4               Trustee(s)
                                                    ------------------------------------------------------------------------------
                                                           (If you would like Trustee's name included in registration.)

                              Trust ID Number
                                              ------------------------------------------------------------------------------------
                                              Please attach title page, the page(s) allowing investment in a mutual fund ("powers page") and signature page, and complete Section 6, "Authorization for Trusts and
                                              Organizations."

 / / ORGANIZATION*      5.   Organization Name                                                                 -
     USE LINE 5                                ----------------------------------------  ---------------------   -----------------
                                               *Complete "Authorization for Trusts and                    Tax I.D. No.
                                               Organizations" (Section 6).

------------------------------------------------------------------------------------------------------------------------------------
 ADDRESS:

 Number and Street                                                                                Apartment No.
                   ------------------------------------------------------------------------------               ------------------
 City                                                                     State               Zip Code
      -------------------------------------------------------------------       ------------           ---------------------------
 Telephone Numbers:  (DAY)            -           -                           (EVENING)            -           -
                           ----------- ----------- ------------------                   ----------- ----------- ------------------
                           (Area Code)                                                  (Area Code)
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                   LOGO                                         ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 2. INVESTMENT INSTRUCTIONS    (Minimum initial investment: $1,000.)
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AMOUNT:
 / /  OVERLAND SHORT-TERM MUNICIPAL INCOME FUND                           $
                                                                           ---------------------
 / /  OVERLAND EXPRESS SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND        $
                                                                           ---------------------

 METHOD OF PAYMENT:    / /  Debit bank account designated in Section 3.

                       / /  Check attached (payable to Overland Express Funds (designate Fund)

                       / /  Funds have been wired to my Overland Express Account #
                                                                                   ---------------------
------------------------------------------------------------------------------------------------------------------------------------
 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / /  Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.)
      Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.

------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC PURCHASE PLAN:

 / /  I hereby authorize you to systematically withdraw from the bank account designated in Section 3 the following amount to purchase shares of the Fund. I understand and agree that the designated account will be debited on or about the fifth business day of each month to effect the Fund purchase and that such monthly investments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled Fund purchase.
      Monthly Investment Amount:       $                  (minimum $100)
                                        ------------------
------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC WITHDRAWAL PLAN:

 / /  I hereby authorize you to systematically redeem a sufficient number of shares from my Overland Express account and to distribute the amount specified below by check to the registration address set forth in Section 1 or the bank account designated in Section 3. I understand and agree that the redemption of shares and mailing or depositing of proceeds will occur on or about the fifth business day prior to the end of each month and that such monthly payments shall continue until my written notice to cancel  has been received by you at least five (5) business days prior to the next scheduled withdrawal.
      Monthly Withdrawal Amount:       $                   (minimum $100)
                                        ------------------

     / /  Mail check to registration set forth in Section 1.

     / /  Distribute funds to bank account designated in Section 3.

 3. BANK ACCOUNT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Name

 ---------------------------------------------------------------------------------------------------------------------------------
 Address                                                       City                                   State            Zip

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Account Number                                           Bank Routing Number
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                   LOGO                                         ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 4. REDUCED SALES CHARGES   (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------
 LETTER OF INTENT

 I may qualify for a reduced sales charge based on the total amount I intend to invest over a 13-month period (the "Period"), plus the value of any shares I already own, by agreeing to this Letter of Intent (the "Letter"). Stephens Inc. will hold in escrow shares registered in my name equal to 5% of the amount invested. Dividends and distributions on the escrowed shares will be paid to me or credited to my Account. Upon completion of the specified minimum purchase within the Period, all shares held in escrow will be deposited in my Account or delivered to me. I may include the combined asset value of shares of any of the portfolios of the
 Overland Express Funds which assess a sales charge ("Load Funds"), owned as of the date of the Letter toward the completion of the total purchase. If the total amount invested within the Period does not equal or exceed the specified minimum purchase, I will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchases made. If, within 20 days following the mailing of a written request, I have not paid this additional sales charge to Stephens Inc., sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be deposited in my Account. The intended purchase amount may be increased at any time during the
 Period by filing a revised Letter for the Period.

 / /  I agree to the Letter of Intent set forth above. It is my intention to invest over a 13-month period in the Load Funds an aggregate amount equal to at least:

                               / /  $100,000     / /  $200,000     / /  $600,000     / /  $1,000,000

 Existing accounts must be identified in advance. If the value of currently owned shares is to be applied towards completion of this Letter of Intent, please list accounts below.

        Account #                       Account  #
                  ---------------------            ---------------------

 RIGHT OF ACCUMULATION

 / /  I qualify for reduced sales charges under the Right of Accumulation. The value of shares presently held in the Overland
      Express accounts listed below, combined with this investment, totals $100,000 or more.

        Account #                       Account #
                  ---------------------            ---------------------
------------------------------------------------------------------------------------------------------------------------------------

 5. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
------------------------------------------------------------------------------------------------------------------------------------

 / /  If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for  a redemption.

------------------------------------------------------------------------------------------------------------------------------------
 6. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
------------------------------------------------------------------------------------------------------------------------------------
 All dividends and capital gain distributions will be automatically reinvested in shares of the Fund unless otherwise indicated:

  OVERLAND EXPRESS SHORT-TERM MUNICIPAL INCOME FUND:
    Pay dividends and capital gains distributions by / / mailing check to the registration address set forth in Section 1 or by / / crediting amounts to the bank account designated in Section 3

  OVERLAND EXPRESS SHORT-TERM GOVERNMENT-CORPORATE INCOME FUND:
    Pay dividends and capital gains distributions by / / mailing check to the registration address set forth in Section 1 or by / / crediting amounts to the bank account designated in Section 3
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                   LOGO                                         ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 7. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                                 -------------------------------------------------------------------
                                                                    (such as Non-Profit Organization, Religious Organization, Sole
                                                                Proprietorship, Investment Club, Non-incorporated Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered
   Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

                   Name                                    Title                                Specimen Signature

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY
   PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:

   I, _____________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on _____________
   at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the
   Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the
   Authorization Form.

       Witness my hand on behalf of the corporation/association on this     day of                  ,19
                                                                        ---        -----------------   ----

                                                                                    ------------------------------------------------
                                                                                             Secretary (Signature Guarantee or
                                                                                                Corporate Seal is Required)

   FOR ALL OTHER ORGANIZATIONS:                                                     ------------------------------------------------
                                                                                      Certifying Trustee, General Partner, or Other
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                       LOGO                                     ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5
------------------------------------------------------------------------------------------------------------------------------------
     8. SIGNATURE, TAX INFORMATION & CERTIFICATION
------------------------------------------------------------------------------------------------------------------------------------
      / /   U.S. CITIZEN OR RESIDENT

            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)

            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
            Country:

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the Prospectus for more information on these privileges.

     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       ------------------------------------------------------      ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       ------------------------------------------------------      institution," which includes a commercial bank,
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       ------------------------------------------------------      signature guarantee.
       Corporate Officer or Trustee                   date
                                                                                  AFFIX SIGNATURE GUARANTEE STAMP

       ------------------------------------------------------      ----------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By
------------------------------------------------------------------------------------------------------------------------------------
DEALER INFORMATION

------------------------------------------             -------------------------
Dealer Name                                            Branch ID #

------------------------------------------             -------------------------    --------------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
 -------------------------------------------------------------------------------------------------------------
 Authorized signature of Broker/Dealer                Title                        date

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND
DIVIDEND DISBURSING AGENT AND
CUSTODIAN OF THE FUNDS
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITOR
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111
For more information about the Funds,
simply call (800) 552-9612, or write:

Overland Express Funds, Inc.
c/o Overland Express Shareholder
  Services
Wells Fargo Bank, N.A.
P.O. Box 63084
San Francisco, California 94163
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                NOT FDIC INSURED

                                      LOGO

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                              Short-Term Municipal
                                  Income Fund

                             Short-Term Government-
                             Corporate Income Fund

                            ------------------------

                                  May 1, 1995

                            ------------------------

                                NOT FDIC INSURED

100 P  5/95

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

                                      LOGO

Telephone: (800) 552-9612

            STEPHENS INC. -- SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

           WELLS FARGO BANK, N.A. -- INVESTMENT ADVISER, TRANSFER AND
                    DIVIDEND DISBURSING AGENT AND CUSTODIAN

     Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus contains information about one of the funds in the Overland Express Family of Funds -- the STRATEGIC GROWTH FUND (the "Fund").

     The Strategic Growth Fund seeks to attain an above-average level of capital appreciation. It seeks to achieve this objective through the active management of a broadly-diversified portfolio of equity securities of companies expected to experience strong growth in revenues, earnings and assets.

     This Prospectus describes two classes of shares of the Fund -- Class A Shares and Class D Shares.

     This Prospectus sets forth concisely the information should know before investing in the Fund. A Statement of Additional Information dated May 1, 1995, containing additional and more detailed information about the Fund (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA 94163 or by calling the Company at the telephone number printed above.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.

                            ------------------------

 FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR
   GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS
     AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE
       FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD
          OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND
                 INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING
                         POSSIBLE LOSS OF PRINCIPAL.

    WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER
       SERVICES TO THE FUND, FOR WHICH IT IS COMPENSATED. STEPHENS INC.
         ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO BANK,
                 IS THE SPONSOR AND DISTRIBUTOR FOR THE FUND.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PROSPECTUS DATED MAY 1, 1995

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
Prospectus Summary.........................................................................   ii
Summary of Expenses........................................................................    v
Financial Highlights.......................................................................  vii
Investment Objective and Policies..........................................................    1
Additional Permitted Investment Activities.................................................    2
Advisory, Administration and Distribution Arrangements.....................................    6
Determination of Net Asset Value...........................................................    9
Purchase of Shares.........................................................................   10
Exchange Privileges........................................................................   16
Redemption of Shares.......................................................................   17
Distribution Plans.........................................................................   20
Servicing Plan.............................................................................   20
Dividends and Distributions................................................................   20
Taxes......................................................................................   21
Custodian and Transfer and Dividend Disbursing Agent.......................................   22
Organization and Capital Stock.............................................................   22

                               PROSPECTUS SUMMARY

     The Company, as an open-end investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Fund and its investment objective.

Q.    WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A. The STRATEGIC GROWTH FUND seeks to attain an above-average level of capital appreciation. It seeks to achieve this objective through the active management of a broadly-diversified portfolio of equity securities of companies expected to experience strong growth in revenues, earnings and assets. The Fund is designed to provide above-average capital growth for investors willing to assume above-average risk. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective.

Q.    WHAT ARE PERMISSIBLE INVESTMENTS?

A. The Fund invests primarily in common stocks that are expected by Wells Fargo Bank to have above-average prospects for appreciation. In pursuing its investment objective, the Fund may invest in the common stocks of companies with small or medium-sized capitalizations and in securities acquired through initial public offerings. The Fund also may temporarily invest in preferred stock or investment-grade debt securities. In addition, the Fund may purchase or sell options on securities and on indices of securities, may purchase warrants, and may purchase privately issued securities which may be resold only in accordance with Rule 144A under the Securities Act of 1933. See "Investment Objective and Policies" and "Additional Permitted Investment Activities."

Q.    WHO IS THE INVESTMENT ADVISER?

A. Wells Fargo Bank serves as the investment adviser of the Fund. Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. See "Advisory, Administration and Distribution Arrangements."

Q.    WHO IS THE SPONSOR, ADMINISTRATOR AND DISTRIBUTOR?

A. Stephens serves as the sponsor, administrator and distributor for the Company. Stephens is entitled to receive a monthly administration fee at the annual rate of 0.15% of the average daily net assets of the Fund; decreasing to 0.10% of the average daily net assets of the Fund in excess of $200 million. See "Advisory, Administration and Distribution Arrangements."

Q.    HOW MAY I PURCHASE SHARES?

A. Shares of the Fund may be purchased on any day the New York Stock Exchange (the "Exchange") is open for trading. There is a maximum sales load of 4.50% (4.71% of the net amount invested) for purchasing Class A Shares of the Fund. Class D Shares are subject to a maximum contingent deferred sales charge of 1.00% of the lesser of net asset value at purchase or net asset value at redemption. In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan and $250 for shares purchased through qualified retirement plans. The minimum subsequent purchase amount is $100 or more. You may purchase shares of the Fund through Stephens, Wells Fargo Bank, as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of shares of the Fund may be made by wire directly to the Transfer Agent. The Strategic Growth Fund may pay the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares and a monthly fee at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class D Shares to compensate the distributor for distribution-related services provided by it or to reimburse it for other distribution-related expenses. See "Purchase of Shares" and "Distribution Plans." The Fund also may pay servicing agents a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D Shares to compensate them for certain services. See "Servicing Plan."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of the Fund are declared quarterly and automatically reinvested in additional shares of the same class of the Fund. You may elect to receive dividends by check. Any capital gains will be distributed annually and may be reinvested in Fund shares of the same class or paid by check at your election. All reinvestments of dividends and/or capital gain distributions in shares of the Fund are effected at the then current net asset value free of any sales load. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of the same class of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement. The Fund's net investment income available for distribution to holders of the Fund's Class D Shares is reduced by the amount of servicing fees payable to servicing agents under the Servicing Plan (as defined below). See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open, shares may be redeemed upon request to Stephens or the Transfer Agent directly or through any authorized broker/dealer or financial institution. Shares may be redeemed by a request in good form in writing or through telephone direction. Proceeds are payable by check. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, the Company does not charge for redeeming its shares. However, the Company reserves the right to impose charges for wiring redemption proceeds. See "Redemption of Shares."

Q.    WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE
      FUND?

A. The Fund's portfolio investments are subject to market risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The U.S. stock market experiences periods when stock prices rise and periods when stock prices decline. In addition, investments in the Fund are not bank deposits or obligations of Wells Fargo Bank and are not insured by the Federal Deposit Insurance Corporation ("FDIC"). Therefore, you should be prepared to accept some risk with the money invested in the Fund. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective.

          Because the Fund engages in active portfolio management, the Fund may experience relatively high turnover and transaction (i.e., brokerage commission) costs. Portfolio turnover also can generate short-term capital gains tax consequences. You should consult your individual tax advisor with respect to your particular tax situation.

          The Fund may invest a significant portion of its assets in the securities of smaller and newer issuers. Investments in such companies may present opportunities for capital appreciation because of high potential earnings growth. However, such investments may present greater risks than investments in larger-size companies with more established operating histories, diverse product lines and financial capacity. Securities of small and new companies generally trade less frequently or in limited volume, or only in the over-the-counter market or on a regional securities exchange. As a result, the prices of such securities may be more volatile than those of larger, more established companies and, as a group, these securities may suffer more severe price declines during periods of generally declining equity prices. See "Investment Objective and Policies" and "Additional Permitted Investment Activities."

Q.    WHAT ARE DERIVATIVES AND DOES THE FUND USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. The Fund uses derivatives only to a limited extent in ways that are incidental to its overall strategy of investing directly in common stocks. For example, the Fund may, from time to time, hold options, warrants or debt instruments that are convertible into (and whose value is, therefore, "derived from") common stocks.

Q.    WHAT STEPS DOES THE FUND TAKE TO CONTROL DERIVATIVES-RELATED RISKS?

A. Wells Fargo Bank, as investment adviser to the Fund, uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risks and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives. Derivatives use by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage.

                              SUMMARY OF EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                 STRATEGIC GROWTH
                                                                                -------------------
                                                                                CLASS A     CLASS D
                                                                                SHARES      SHARES
                                                                                -------     -------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).........................................   4.50%       0.00%
Maximum Deferred Sales Load* (as a percentage of the lesser of net asset value at purchase or net asset value at redemption)
  Redemption during year 1....................................................   0.00%       1.00%
  Redemption after year 1.....................................................   0.00%       0.00%

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                CLASS A     CLASS D
                                                                                SHARES      SHARES
                                                                                -------     -------
Management Fees(1)............................................................   0.40%       0.40%
12b-1 Fees....................................................................   0.25%       0.75%
Total Other Expenses(1):
  Servicing Fees..............................................................   0.00%       0.25%
  Other Expenses(1)...........................................................   0.55%       0.55%
                                                                                -------     -------
Total Fund Operating Expenses(1)**............................................   1.20%       1.95%

------------

(1) After any waivers or reimbursements.

                                    EXAMPLES

                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                 ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment in
  Class A Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period
  indicated....................................................   $ 57     $  81     $ 108     $  184
You would pay the following expenses on a $1,000 investment in
  Class D Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period
  indicated....................................................   $ 30     $  61     $ 105     $  227
You would pay the following expenses on the same investment in
  Class D Shares of the Fund, assuming no redemption...........   $ 20     $  61     $ 105     $  227

------------

 * See "Contingent Deferred Sales Charge."

** As further described in the Prospectus under the caption "Advisory, Administration and Distribution Arrangements," Stephens and Wells Fargo Bank each has agreed to waive or reimburse all or a portion of its respective fees in circumstances where Fund expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Stephens and Wells Fargo Bank each may elect, in its sole discretion, to otherwise waive its respective fees or reimburse expenses. Any such waivers or reimbursements with respect to the Fund would reduce the total expenses of the Fund. The percentages shown above with respect to Class A Shares and Class D Shares under "Management Fees", "Total Other Expenses", and "Total Fund Operating Expenses" are based on amounts incurred during the most recent fiscal year, reflecting voluntary fee waivers and expense reimbursements. Absent waivers and reimbursements, "Management Fees," "Total Other Expenses" and "Total Fund Operating Expenses," with respect to the Class A Shares would have been 0.50%, 0.80% and 1.55%, respectively. Absent waivers and reimbursements, these percentages, with respect to Class D Shares, would have been 0.50%, 0.98% and 2.23%, respectively. Long-term shareholders of the Fund could pay more in distribution related charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). There can be no assurance that voluntary fee waivers and reimbursements will continue.

                            ------------------------

     The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no other sales loads, redemption fees or exchange fees charged by the Fund. However, the Company reserves the right to impose charges for wiring redemption proceeds. The Examples should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See Prospectus sections captioned "Advisory, Administration and Distribution Arrangements," "Distribution Plan" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to the Fund.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Fund's 1994 annual financial statements. The financial statements are incorporated by reference into the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Fund's 1994 annual financial statements and the notes thereto. The SAI has been incorporated by reference into this Prospectus.

                             STRATEGIC GROWTH FUND

                    FOR A CLASS A SHARE OUTSTANDING AS SHOWN

                                                                               YEAR ENDED      PERIOD ENDED
                                                                              DECEMBER 31,     DECEMBER 31,
                                                                                  1994            1993*
                                                                              ------------     ------------
Net Asset Value, Beginning of Period........................................    $  13.20         $  10.00
Income from Investment Operations:
Net Investment Income/(Loss)................................................       (0.11)           (0.03)
Net Realized and Unrealized Gain/(Loss) on Investments......................        0.67             3.68
                                                                              ------------     ------------
Total from Investment Operations............................................        0.56             3.65
Less Distributions:
Dividends from Net Investment Income........................................        0.00            (0.03)
Distributions from Net Realized Capital Gain................................       (0.33)           (0.41)
                                                                              ------------     ------------
Tax Return of Capital.......................................................       (0.14)           (0.01)
Total Distributions.........................................................       (0.47)           (0.45)
Net Asset Value, End of Period..............................................    $  13.29         $  13.20
                                                                              ============     ============
Total Return (not annualized)+..............................................        4.23%           36.56%
Ratios/Supplemental Data:
Net Assets, End of Period (000).............................................    $ 26,744         $ 25,413
Number of Shares Outstanding, End of Period (000)...........................       2,013            1,926
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1)..................................        1.20%            0.66%
Ratio of Net Investment Loss to Average Net Assets(2).......................       (0.81)%          (0.01)%
Portfolio Turnover..........................................................         149%             182%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees and
    Reimbursed Expenses.....................................................        1.55%            1.64%
(2) Ratio of Net Investment Income (Loss) to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses.....................................       (1.16)%          (0.99)%
 +  Total returns do not include any sales charges or the 1% contingent deferred sales charge.
 *  The Fund commenced operations on January 20, 1993.

                             STRATEGIC GROWTH FUND

                    FOR A CLASS D SHARE OUTSTANDING AS SHOWN

                                                                               YEAR ENDED      PERIOD ENDED
                                                                              DECEMBER 31,     DECEMBER 31,
                                                                                  1994            1993*
                                                                              ------------     ------------
Net Asset Value, Beginning of Period........................................    $  16.55         $  15.00
Income from Investment Operations:
Net Investment Income/(Loss)................................................       (0.24)           (0.43)
Net Realized and Unrealized Capital Gain/(Loss) on Investments..............        0.81             2.51
                                                                              ------------     ------------
Total from Investment Operations............................................        0.57             2.08
Less Distributions:
Dividends from Net Investment Income........................................        0.00             0.00
Distributions from Net Realized Capital Gain................................       (0.40)           (0.53)
                                                                              ------------     ------------
Tax Return of Capital.......................................................       (0.18)            0.00
Total Distributions.........................................................       (0.58)           (0.53)
Net Asset Value, End of Period..............................................    $  16.54         $  16.55
                                                                              ============     ============
Total Return (not annualized)+..............................................        3.46%           13.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000).............................................    $ 15,335         $ 11,932
Number of Shares Outstanding, End of Period (000)...........................         927              721
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1)..................................        1.95%            0.61%
Ratio of Net Investment Loss to Average Net Assets(2).......................       (1.56)%          (1.00)%
Portfolio Turnover..........................................................         149%             182%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees and
    Reimbursed Expenses.....................................................        2.23%            2.14%
(2) Ratio of Net Investment Income (Loss) to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses.....................................       (1.84)%          (2.53)%
 +  Total returns do not include any sales charges or the 1% contingent deferred sales charge.
 *  This class commenced operations on July 1, 1993.

                       INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

     The Strategic Growth Fund seeks to attain an above-average level of capital appreciation. It seeks to achieve this objective through the active management of a broadly-diversified portfolio of equity securities of companies expected to experience strong growth in revenues, earnings and assets. The Fund is designed to provide above-average capital growth for investors willing to assume above-average risk. As with all mutual funds, there can be no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective.

EQUITY SECURITIES

     The Fund invests primarily in common stocks that Wells Fargo Bank, as the Fund's investment adviser, believes have better-than-average prospects for appreciation. These stocks may have some of the following characteristics:

     - Low or no dividends

     - Smaller market capitalizations

     - Less market liquidity

     - Relatively short operating histories

     - Aggressive capitalization structures (including high debt levels)

     - Involvement in rapidly growing/changing industries and/or new technologies

     Under normal market conditions, the Fund will hold at least 20 common stock issues spread across multiple industry groups, with the majority of these holdings consisting of established growth companies, turnaround or acquisition candidates, or attractive larger capitalization companies.

     Additionally, it is expected that the Fund will from time to time acquire securities through initial public offerings, and will acquire and hold common stocks of smaller and newer issuers. It is expected that no more than 40% of the Fund's assets will be invested in these highly aggressive issues at one time. There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

     From time to time Wells Fargo Bank may determine that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's investors. At such times, Wells Fargo Bank may use temporary alternative strategies, primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these temporary "defensive" strategies, the Fund may invest in preferred stock or investment-grade debt securities that are convertible into common stock and in money market securities. It is expected that these temporary "defensive" investments will not exceed 30% of the Fund's total assets.

     The Fund pursues an active trading investment strategy, and the length of time the Fund has held a particular security is not generally a consideration in investment decisions. Accordingly, the Fund's portfolio turnover rate may be higher than that of other funds that do not pursue an active trading investment strategy. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences.

     Though the Fund will hold a number of larger capitalization stocks, under normal market conditions, and subject to the additional risks described above, more than 50% of the Fund's total assets will be invested in companies with smaller to medium capitalizations. The Fund will invest primarily in companies with a market capitalization of $50 million or greater, but may invest in companies with a market capitalization under $50 million if the investment adviser to the Fund believes such investments to be in the best interests of the Fund. It is currently expected that the majority of the Fund's investments will be in companies with market capitalizations, at the time of acquisition, of up to $750 million.

     Under ordinary market conditions, at least 65% of the value of the total assets of the Fund will be invested in common stocks and in securities which are convertible into common stocks that Wells Fargo Bank, as investment adviser, believes have better-than-average prospects for appreciation. The Fund also may invest in convertible debt securities. At most, 5% of the Fund's net assets will be invested in convertible debt securities that are not either rated in the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated securities determined by Wells Fargo Bank to be of comparable quality. Securities rated in the fourth lowest rating category (i.e., rated BBB by S&P or Baa by Moody's) are regarded by S&P as having an adequate capacity to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make such repayments. Moody's considers such securities as having speculative characteristics.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

PRIVATELY ISSUED SECURITIES (RULE 144A)

     The Fund may invest in privately issued securities which may be resold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities which are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Wells Fargo Bank, using guidelines approved by the Board of Directors of the Company, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

CORPORATE REORGANIZATIONS

     The Fund may invest in securities for which a tender or exchange offer has been made or announced, and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of Wells Fargo Bank, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk associated with such investments is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

OPTIONS

     The Fund may purchase or sell options on individual securities and options on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

     The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. All investments by the Fund in off-exchange options will be treated as "illiquid" and will therefore be subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities and the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments under off-exchange options.

WARRANTS

     The Fund may invest no more than 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) ("U.S. Government obligations") and other securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited. The Fund will only enter into repurchase agreements with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors and are not affiliated with the investment adviser. The Fund may also participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

INVESTMENT IN FOREIGN SECURITIES

     The Fund may invest in securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars. These securities may take the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

MONEY MARKET INSTRUMENTS

     The Fund may invest in the following types of money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; and (iii) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1" or "A-1+ by S&P. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
(ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

OTHER INVESTMENT COMPANIES

     The Fund may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the Investment Company Act of 1940 (the "1940 Act"), and provided that (i) any such purchases will be limited to temporary investments in shares of unaffiliated investment companies and (ii) the investment adviser will waive its advisory fees for that portion of the Fund's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. Subject to the limitations of the Act, the Fund may purchase shares of exchange-listed closed-end funds consistent with pursuing its investment objective. The Fund does not intend to invest more than 5% of its net assets in such securities during the coming year. Notwithstanding any other investment policy or limitation (whether or not fundamental), as a matter of fundamental policy, the Fund may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require the approval of shareholders.

                            ------------------------

     The Fund's investment objective, as set forth in the first paragraph of the section describing the Fund's objective and policies, is fundamental; that is, the investment objective may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. If the Board of Directors determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will disclose any such material changes in the then current prospectus.

     In addition, as matters of fundamental policy, the Fund may: (i) not purchase securities of any issuer (except U.S. Government obligations) if as a result, with respect to 75% of the Fund's assets, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer; (ii) borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets); (iii) make loans of portfolio securities in accordance with its investment policies; and (iv) not invest 25% or more of its assets (i.e., concentrate) in any particular industry, except that the Fund may invest 25% or more of its assets in U.S. Government obligations.

With respect to fundamental investment policy (iii) above, the Fund does not intend to make loans of its portfolio securities during the coming year.

     As a matter of non-fundamental policy, the Fund may invest up to 15% of the current value of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days. Disposing of illiquid or restricted securities may involve additional costs and require additional time.

             ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Board of Directors, in addition to supervising the actions of the investment adviser, administrator and distributor, as set forth below, decides upon matters of general policy.

INVESTMENT ADVISER

     Pursuant to an Advisory Contract, the Fund is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company (other than those structured as "feeder funds"), and to six other registered open-end management investment companies, each of which consist of several separately managed investment portfolios.

     The Advisory Contract provides that Wells Fargo Bank shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Board of Directors periodic reports on the investment strategy and performance of the Fund.

     Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Fund and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contract, Wells Fargo Bank is entitled to a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. From time to time Wells Fargo Bank may waive such fee in whole or in part. Any waiver would reduce expenses of the Fund involved and, accordingly, have a favorable impact on the yield or return of the Fund. For the year ended December 31, 1994, Wells Fargo Bank was paid 0.40% of the average daily net assets of the Fund as compensation for its services as investment adviser.

     Mr. Jon Hickman is responsible for the day-to-day management of the Strategic Growth Fund. In addition to managing equity and balanced portfolios for individuals and employee benefit plans, Mr. Hickman has responsibility for the Wells Fargo Strategic Growth Fund. He has approximately ten years of experience in the investment management field and is a member of Wells Fargo's Equity Strategy Committee. Mr. Hickman has a B.A. and an M.B.A. in finance from Brigham Young University and has been with Wells Fargo Bank since the merger with Crocker National Bank in 1986.

     Mr. Robert Bissell is also responsible for the day-to-day management of the Strategic Growth Fund. Mr. Bissell joined Wells Fargo Bank at the time of the merger with Crocker Bank and has been with the combined organization for over 20 years. Prior to joining Wells Fargo Bank, he was a vice president and investment counselor with M.H. Edie Investment Counseling, where he managed institutional and high-net-worth portfolios. Mr. Bissell holds a finance degree from the University of Virginia. He is a chartered financial analyst and a member of the Los Angeles Society of Financial Analysts.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into an agreement with the Fund under which Stephens acts as administrator for the Fund. For these administrative services, Stephens is entitled to receive from the Fund a monthly fee at the annual rate of 0.15% of its average daily net assets; decreasing to 0.10% of the average daily net assets of the Fund in excess of $200 million. From time to time Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses of the Fund and, accordingly, have a favorable impact on the yield or return of the Fund.

     The Administration Agreement between Stephens and the Fund states that Stephens shall provide as administrative services, among other things, general supervision (i) of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent auditors and legal counsel; (ii) in connection with regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and the preparation of proxy statements and shareholder reports for the Fund; and (iii) relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund and pays the compensation of the Company's directors, officers and employees who are affiliated with Stephens.

     Stephens, as the principal underwriter of the Fund within the meaning of the 1940 Act, has also entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Class A Shares and Class D Shares of the Fund. The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of its Class A Shares and Class D Shares and may enter into selling agreements with broker/dealers or financial institutions to market and make available Class A Shares and Class D Shares to their respective customers.

     Under the Distribution Agreement, Stephens is entitled to receive from the Fund a monthly fee at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at an annual rate of up to 0.75% of the average daily net assets of the Class D Shares of the Fund. The actual fee payable to Stephens is determined, within such limits, from time to time by mutual agreement between the Company and Stephens, and may not exceed the maximum amount payable under the Rules of Fair Practice of the NASD. Stephens may enter into selling agreements with one or more selling agents under which such agents may receive from Stephens compensation for sales support services. Such compensation may include, but is not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. Services provided by selling agents in exchange for commissions and other payments to selling agents are the principal sales support services provided to the Fund. Stephens may retain any portion of the total distribution fee payable under the Distribution Agreement to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. Since the Distribution Agreement provides for fees that are used by Stephens to pay for distribution services, a plan of distribution for each class of shares (individually a "Plan," collectively the "Plans") and the Distribution Agreement are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expense of distributing its shares. See Prospectus section captioned "Distribution Plans" for a more complete description of the Plans.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

SERVICING AGENTS

     The Fund may enter into servicing agreements with one or more servicing agents on behalf of Class D Shares of the Fund. Under such agreements, servicing agents provide shareholder liaison services, which may include responding to customer inquiries and providing information on shareholder investments, and provide such other related services as the Fund or a Class D Shareholder may reasonably request. For these services, a servicing agent receives a fee which will not exceed, on an annualized basis for the Fund's then current fiscal year, 0.25% of the average daily net assets of the Class D Shares of the Fund represented by Class D Shares owned by investors with whom the servicing agent maintains a servicing relationship, or an amount which equals the maximum amount payable to the servicing agent under applicable laws, regulations or rules, whichever is less.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Fund is determined by Wells Fargo Bank on each day that the Exchange is open for trading as of the close of regular trading on the Exchange (referred to hereafter as the "close of the Exchange"), which is currently 4:00 p.m. New York time. The net asset value of a share of a class of a Fund is the value of total net assets attributable to each class divided by the number of outstanding shares of that class. The value of net assets per class is determined daily by adjusting the net assets per class at the beginning of the day by the value of each class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each class by attributing to each class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each class as appropriate. The net asset value of each class is expected to fluctuate daily. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Board of Directors. Prices used for such valuations may be provided by independent pricing services.

PERFORMANCE DATA

     From time to time, the Company may advertise various total return information with respect to a class of shares of the Fund. Total return information is based on the historical earnings and performance of such class of shares of the Fund and should not be considered representative of future performance.

     The total return of a class of shares of the Fund is calculated by subtracting (i) the public offering price of the class of shares (which includes the maximum sales charge for the class of shares) of one share at the beginning of the period, from (ii) the net asset value of all shares of a class of shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and capital gain distributions), and dividing by (iii) the public offering price per share of a class of shares at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and capital gain distributions and changes in share price during the period for the class of shares. The Fund may also, at times, calculate total return of a class of shares based on net asset value per share of a class of shares (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that total return data derived pursuant to the calculation described above are also presented.

     Because of differences in the fees and/or expenses borne by Class D Shares of the Fund, the total return on such shares can be expected, at any given time, to differ from the total return on Class A Shares. Performance information will be computed separately for Class A Shares and Class D Shares. Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Shares of the Fund may be purchased on any day the Exchange is open for trading through Stephens, the Transfer Agent, or any authorized broker/dealers or financial institutions with which Stephens has entered into agreements. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce the clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for purchases through the Systematic Purchase Plan and $250 for purchases through a retirement plan qualified under the Internal Revenue Code of 1986, as amended (the "Code"). The minimum subsequent purchase amount is $100. The minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. The Company reserves the right to reject any purchase order. All funds, net of sales loads, will be invested in full and fractional shares. Checks will be accepted for the purchase of the Fund's shares, subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the telephone number on the front cover of the Prospectus.

     Shares of the Fund are offered continuously at the applicable offering price (including any sales load) next determined after a purchase order is received. Payment for shares purchased through a broker/dealer will not be due from the broker/dealer until the settlement date, currently five business days after the order is placed. Effective June 7, 1995, the settlement date normally will be three business days after the order is placed. It is the broker/dealer's responsibility to forward payment for shares being purchased to the Fund promptly. Payment for orders placed directly through the Transfer Agent must accompany the order.

                            ------------------------

     When payment for shares of the Fund through the Transfer Agent is by a check that is drawn on any member bank of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay execution of an order.

     When shares of the Fund are purchased through a broker/dealer or financial institution, Stephens reallows that portion of the sales load designated below as the Dealer Allowance. Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. If all sales charges are paid or reallowed to a broker/dealer or financial institution, it may be deemed an

"underwriter" under the Securities Act of 1933. When shares are purchased directly through the Transfer Agent and no broker/dealer or financial institution is involved with the purchase, the entire sales load is paid to Stephens.

     Sales loads relating to orders for the purchase of Class A Shares in the Fund are as follows:

                                                                                              DEALER
                                                              SALES LOAD     SALES LOAD      ALLOWANCE
                             CLASS A SHARES                    AS % OF       AS % OF NET      AS % OF
                             --------------                    OFFERING        AMOUNT        OFFERING
     AMOUNT OF PURCHASE                                         PRICE         INVESTED         PRICE
     ------------------                                       ----------     -----------     ---------
Less than $100,000..........................................      4.50%          4.71%          4.05%
$100,000 up to $199,999.....................................      4.00           4.17           3.60
$200,000 up to $399,999.....................................      3.50           3.63           3.15
$400,000 up to $599,999.....................................      2.50           2.56           2.25
$600,000 up to $799,999.....................................      2.00           2.04           1.80
$800,000 up to $999,999.....................................      1.00           1.01           0.90
$1,000,000 up to $2,499,999.................................      0.60           0.60           0.50
$2,500,000 up to $4,999,999.................................      0.40           0.40           0.40
$5,000,000 up to $8,999,999.................................      0.25           0.25           0.25
$9,000,000 and over.........................................      0.00           0.00           0.00

     Class D Shares are not subject to a front-end sales load. However, Class D Shares which are redeemed within one year from the receipt of a purchase order will be subject to a contingent deferred sales charge equal to 1% of the dollar amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of such shares at the time of redemption.

     A selling agent or servicing agent and any other person entitled to receive compensation for selling or servicing shares may receive different compensation for selling or servicing Class A Shares as compared with Class D Shares.

REDUCED SALES CHARGE -- CLASS A SHARES

     The above Volume Discounts are available to you based on the combined dollar amount being invested in Class A Shares of the Fund or of Class A Shares of one or more of the other portfolios of the Company which assess a sales load (the "Load Funds"). Because Class D Shares are not subject to a front-end sales charge, the amount of Class D Shares you hold is not considered in determining any volume discount.

     The Right of Accumulation allows you to combine the amount being invested in Class A Shares of the Fund with the total net asset value of Class A Shares in any of the Load Funds already owned in accordance with the above sales load schedule to reduce the sales load. For example, if you own Class A Shares of the Load Funds with an aggregate net asset value of $90,000 and invest an additional $20,000 in the Class A Shares of the Fund, the sales load on the entire additional amount would be 4.00% of the offering price. To obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales load, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period at reduced sales loads based on the total amount intended to be purchased plus the total net asset value of Class A Shares in any of the Load Funds already owned. Each investment made during the period receives the reduced sales load applicable to the total amount of the intended investment. If such amount is not invested within the period, you must pay the difference between the sales loads applicable to the purchases made and the charges previously paid.

     You may Reinvest proceeds from a redemption of Class A Shares of the Fund in the Class A Shares of the Fund or in Class A Shares of another of the Company's investment portfolios that offers Class A Shares at net asset value, without a sales load, within 120 days after such redemption. However, if the other investment portfolio charges a sales load that is higher than the sales load you have paid in connection with the Class A Shares you have redeemed, you pay the difference. In addition, the Class A Shares of the other investment portfolio to be acquired must be registered for sale in your state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of the Class A Shares must be received by the Fund or the Transfer Agent within 120 days after the effective date of the redemption.

     If you realized a gain on your redemption, the reinvestment will not alter the amount of any federal capital gains tax payable on the gain. If you realized a loss on your redemption, the reinvestment may cause some or all of such loss on the redemption to be disallowed as a tax deduction, depending on the number of Class A Shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the Class A Shares acquired upon the reinvestment.

     Reductions in front-end sales loads apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

     Reductions in front-end sales loads also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales load, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by Directors, officers and employees (and their spouses and children under the age of 21) of the Company, Stephens, its affiliates and other broker/dealers that have entered into agreements with Stephens to sell such shares. Class A Shares of the Fund also may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by present and retired Directors, officers and employees (and their spouses and children under the age of 21) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree. Such shares also may be purchased at such price by employee benefit and thrift plans for such persons and by any investment advisory, trust or other fiduciary account (other than an individual retirement account) that is maintained, managed or advised by Wells Fargo Bank or Stephens or their affiliates. In addition, Class A Shares may be purchased at net asset value by pension, profit sharing or other employee benefit plans established under
Section 401 of the Code.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by the following types of investors that place trades through an omnibus account maintained at the Fund by a discount broker/dealer: trust companies; investment advisers and financial planners on behalf of their clients; retirement and deferred compensation plans and the trusts used to fund these plans.

     By investing in the Fund, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares of the Fund can be obtained on request. It is more complicated to redeem shares held in certificated form, and the expedited redemption described below is not available with respect to certificated shares.

CONTINGENT DEFERRED SALES CHARGE -- CLASS D SHARES

     Class D Shares which are redeemed within one year of the receipt of a purchase order for such shares will be subject to a contingent deferred sales charge equal to 1.00% of an amount equal to the lesser of the net asset value at the time of purchase for the Class D Shares being redeemed or the net asset value of such shares at the time of redemption. Accordingly, a contingent deferred sales charge will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition a charge will not be assessed on Class D Shares purchased through reinvestment of dividends or capital gains distributions. In determining whether a contingent deferred sales charge is applicable to a redemption, Class D Shares are considered redeemed on a first-in, first-out basis so that Class D Shares held for a longer period of time are considered redeemed prior to more recently acquired shares.

     The contingent deferred sales charge is waived on redemptions of Class D Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached age 70 1/2, (iii) effected pursuant to the Company's right to liquidate a shareholder's account if the aggregate net asset value of the shareholder's account is less than the minimum account size, or
(iv) in connection with the
combination of the Company with any other registered investment company by a merger, acquisition of assets, or by any other reorganization transaction.

     Investors who are entitled to purchase Class A Shares of the Fund at net asset value without a sales load should not purchase Class D Shares. Other investors, including those who are entitled to purchase Class A Shares of the Fund at a reduced sales load, should compare the fees assessed on Class A Shares against those assessed on Class D Shares (including potential contingent deferred sales charges and higher Rule 12b-1 Fees) in light of the amount to be invested and the anticipated time that the shares will be owned.

     Shares of the Fund may be purchased by any of the methods described below.

INITIAL PURCHASE OF FUND SHARES BY WIRE

     1. Telephone toll free (800) 572-7797. Give the name of the Fund, the class of shares to be purchased, the name(s) in which the shares are to be registered, the address, social security or tax identification number (where applicable) of the person or entity in whose name(s) the shares are to be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank, which may charge a separate fee, to transmit the specified amount in federal funds ($1,000 or more) to:

          Wells Fargo Bank, N.A.
          San Francisco, California
          Bank Routing Number: 121000248
          Wire Purchase Account Number: 4068-000462
          Attention: Overland Express Strategic Growth Fund (designate Class A or D)
          Account Name(s): (name(s) in which to be registered)
          Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

          Wells Fargo Bank, N.A.
          Overland Express Shareholder Services
          P.O. Box 63084
          San Francisco, California 94163
          Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price, or, in the case of Class D Shares, at the net asset value, next determined after the Account Application is received and accepted.

INITIAL PURCHASE OF FUND SHARES BY MAIL

     1. Complete an Account Application. Indicate the services to be used.

     2. Mail the Account Application and a check for $1,000 or more, payable to "Overland Express Strategic Growth Fund (designate Class A or D)" to its mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of $100 or more may be made by instructing the Fund's Transfer Agent to debit an approved account designated in your Account Application, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Overland Express Strategic Growth Fund (designate Class A or D)" to the above address. Write the Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides you with a convenient way to establish and automatically add to your existing accounts on a monthly basis. If you elect to participate in this plan you must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated bank account (provided your bank is a participant in the automated clearing house system). The Transfer Agent withdraws and uses this amount to purchase shares of the Fund on or about the fifth business day of each month. There are no additional fees charged for participating in this plan.

     You may change the investment amount, suspend purchases or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if the designated bank account balance is insufficient to make a scheduled withdrawal, or if either the designated bank account or your account is closed.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for shares of the Fund placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale, including orders for which payment is to be made from free cash credit balances in securities accounts held by a dealer, will be effective on the same day the order is placed if received by the Transfer Agent before the close of business. Purchase orders that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. Payment for Fund shares is not due until settlement date. Broker/dealers and financial institutions may benefit from temporary use of payments to the Fund during the settlement period. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     You may exchange Class A Shares of the Fund for shares of the same class of the Company's other investment portfolios or for shares of the California Tax-Free Money Market Fund, the Money Market Fund or the U.S. Treasury Money Market Fund in an identically registered account at respective net asset values, provided that, if the other investment portfolio changes a sales load on the purchase of the class of shares being exchanged that is higher than the sales load that you have paid in connection with the shares you are exchanging, you pay the difference. Class D Shares of the Fund may be exchanged for Class D Shares of one of the Company's other investment portfolios that offer Class D Shares or for Class A Shares of the Money Market Fund in an identically registered account at respective net asset values. You are not charged a contingent deferred sales charge on exchanges of Class D Shares for shares of the same class of another of the Company's investment portfolios or for Class A Shares of the Money Market Fund. If you exchange Class D Shares for shares of the same class of another investment portfolio, or for Class A Shares of the Money Market Fund, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of the initial purchase of the previously held shares. Accordingly, if you exchange Class D Shares for Class A Shares of the Money Market Fund, and redeem the shares of the Money Market Fund within one year of the receipt of the purchase order for the exchanged Class D Shares, you will have to pay a deferred sales charge equal to the contingent deferred sales charge applicable to the previously exchanged Class D Shares. If you exchange Class D Shares of an investment portfolio for Class A Shares of the Money Market Fund, you may subsequently re-exchange the acquired Class A Shares only for Class D Shares. If you re-exchange the Class A Shares of the Money Market Fund for Class D Shares, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of your initial purchase of Class D Shares. In addition, shares of the other investment portfolio to be acquired must be registered for sale in your state of residence. You should obtain, read and retain the Prospectus for the portfolio which you desire to exchange into before submitting an exchange order.

     You may exchange shares by writing the Transfer Agent as indicated below under Redemption by Mail, or by calling the Transfer Agent or your authorized broker/dealer or financial institution or servicing agent, unless you have elected not to authorize telephone exchanges in the Account Application (in which case you may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent in advance of the first such exchange). Shares held in certificated form may not be exchanged by telephone. The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares, except that, with respect to an exchange transaction between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. The Company reserves the right to limit the number of times shares may be exchanged between investment portfolios, or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the Fund's other shareholders, such as when management believes that such action would be appropriate to protect such fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you decline such privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. If the Transfer Agent does not follow such procedures, the Company and the Transfer Agent may be liable for any losses attributable to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, as described under "Purchase of Shares," the Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. On a day the Fund is open for business, redemption orders received by an authorized broker/dealer or financial institution before the close of the Exchange, and received by the Transfer Agent before the close of business on the same day will be executed at the net asset value per share determined at the close of the Exchange on that day. Redemption orders received by authorized broker/dealers or financial institutions after the close of the Exchange, or not received by the Transfer Agent prior to the close of business, will be executed at the net asset value determined at the close of the Exchange on the next business day.

     Redemption proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, ordinarily will be remitted within seven days after the order is received in proper form, except proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If an expedited redemption is requested, redemption proceeds will be distributed only if the check used for investment is deemed to be cleared for payment by the your bank, currently considered by the Company to be a period of 15 days after investment. The proceeds, of course, may be more or less than cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     1. Write a letter of instruction. Indicate the dollar amount of or number of shares to be redeemed. Refer to your Fund account number and provide either a social security or a tax identification number (as applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $5,000 or more, or redemption proceeds are to be paid to someone other than you at your address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. If shares to be redeemed are held in certificated form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

     5. Mail the letter to the Transfer Agent at the mailing address set forth under "Purchase of Shares."

     Unless other instructions are given in proper form, a check for the proceeds of redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be sent to your address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides a way for you to have shares redeemed from your accounts and the proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, distributed to you on a monthly basis. You may elect to participate in this plan if you have a shareholder account valued at $10,000 or more as of the date of your election to participate, and are not a participant in the Company's Systematic Purchase Plan at any time while participating in this plan. To participate in the plan, specify an amount ($100 or more) to be distributed by check to your address of record or deposited in a designated bank account. The Transfer Agent redeems sufficient shares and mails or deposits the proceeds of the redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, as instructed on or about the fifth business day prior to the end of each month. There are no additional fees charged for participating in this plan.

     You may change the withdrawal amount, suspend withdrawals or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to a scheduled transaction. An election will be terminated automatically if your account balance is insufficient to make a scheduled withdrawal or if your account is closed.

EXPEDITED REDEMPTIONS

     If shares are not held in certificated form, you may request an expedited redemption of shares by letter or telephone (unless you have elected not to authorize telephone redemptions on your Account Application or other form that is on file with the Transfer Agent) on any day the Fund is open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     You may request expedited redemption by telephone by calling the Transfer Agent at (800) 572-7797.

     You may request expedited redemption by mail by mailing your expedited redemption request to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchase of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be wired or credited to the bank indicated in your Account Application or wired to an authorized broker/dealer or financial institution designated in your Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than yourself, to an address other than that of record, or to a bank, broker/dealer or other financial institution that has not been predesignated, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by the close of business on any day the Fund is open for business, the redemption proceeds will be transmitted to your bank or predesignated broker/dealer or financial institution on the next business day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to your address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Redemption requests placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale will be effective on the same day the request is placed if received by the Transfer Agent before the close of business. Redemption requests that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of redemption requests to the Transfer Agent. Unless you have made other arrangements, and have informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions will be credited to your account with such broker/dealer or institution. You may request a check from the broker/dealer or financial institution or may elect to retain the redemption proceeds in your account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to you for such proceeds or prior to disbursement or reinvestment of such proceeds on your behalf.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000. Prior to such a redemption, you will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               DISTRIBUTION PLANS

     The Company's Board of Directors has adopted a Plan on behalf of each class of shares of the Fund. Under the Plans and pursuant to the Distribution Agreement, the Fund may pay certain distribution-related expenses. As discussed above, under the Distribution Agreement, Stephens is entitled to receive from the Fund, as compensation for distribution-related services, a monthly fee at the annual rate of up to 0.25% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at the annual rate of up to 0.75% of the average daily net assets of the Class D Shares of the Fund. Since the fee payable to Stephens under the Distribution Agreement is based upon a percentage of the average daily net assets of a class of shares of the Fund and not upon the actual expenditures of Stephens, the expenses of Stephens (which may include overhead expenses) may be more or less than the fees received by it under the Distribution Agreement. All or a portion of these fees may be paid by Stephens to broker-dealers or financial institutions who have entered into selling agent agreements with Stephens, as compensation for sales support services.

                                 SERVICING PLAN

     The Company's Board of Directors has adopted a servicing plan ("Servicing Plan") on behalf of the Class D Shares of the Fund. Pursuant to the Servicing Plan the Fund may enter into servicing agreements with one or more servicing agents who agree to provide administrative support services to their customers who are the record or beneficial owners of Class D Shares. Such servicing agents will be compensated at an annual rate of up to 0.25% of the average daily net asset value of the Class D Shares held of record or beneficially by such customers.

                          DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare as a dividend substantially all of its net investment income annually to shareholders of record at 4:00 p.m. (New York time) on the day of declaration. Net capital gains of the Fund, if any, will be distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI).

     Dividends and/or capital gain distributions will have the effect of reducing the net asset value per share by the amount distributed on the record date. Although a distribution paid to an investor on newly issued shares shortly after purchase would represent, in substance, a return of capital, the distribution would consist of net investment income and, accordingly, would be taxable as ordinary income.

     Dividends and/or capital gain distributions paid by the Fund will be invested in additional shares of the same class of the Fund at net asset value (without any sales load) and credited to your account on the reinvestment date or, at your election, paid by check. Dividend checks and Statements of Account will be mailed approximately three business days after the payment date. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement.

     The Fund's net investment income available for distribution to the holders of Class D Shares will be reduced by the amount of shareholder servicing fees payable to shareholder servicing agents under the Servicing Plan and by the incremental distribution fees payable under the Distribution Plan. There may be certain other differences in fees (e.g., transfer agent fees) between Class A Shares and Class B Shares that would affect their relative dividends.

                                     TAXES

     By complying with applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to their shareholders. Dividends from the investment income (which includes net short-term capital gains, if any) declared and paid by the Fund will be taxable as ordinary income to the Fund's shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional shares, they will be taxable. Generally, dividends are taxable to shareholders at the time they are paid. However, dividends declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. You may be eligible to defer the taxation of dividend and capital gain distributions on shares of a Fund which are held under a qualified tax-sheltered retirement plan. The Fund intends to pay out all its net investment income and net realized capital gains (if any) for each year. Corporate shareholders may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain dividends) paid by the Fund to the extent the Fund's income is derived from certain dividends received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the Fund shares paying the dividends upon which a dividend-received deduction is based for at least 46 days.

     The Fund will inform you of the amount and nature of such dividends and capital gains. You should keep all statements you receive to assist in your personal record keeping. The Company is required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Fund if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes - Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. You should consult your individual tax advisor with respect to your particular tax situation as well as the state and local tax status of investments in shares of the Fund.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank has been retained to act as the Fund's custodian and transfer and dividend disbursing agent. Its principal place of business is 420 Montgomery Street, San Francisco, California 94163 and its transfer and dividend disbursing agency activities are managed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company, an open-end investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company currently offers twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series is required by law or where the matter involved affects only one series. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required by the 1940 Act to elect Directors; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a director or directors. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable.

                   OVERLAND EXPRESS FUNDS, INC.                                     STRATEGIC GROWTH FUND
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                    ACCOUNT APPLICATION
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163                             PAGE 1 OF 5
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797
------------------------------------------------------------------------------------------------------------------------------------
 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE TO ACCOUNT #
------------------------------------------------------------------------------------------------------------------------------------

 / / INDIVIDUAL         1.    Individual                                                                     -       -
     USE LINE 1                                     ---------------------------------             ----------- ------- ------------
                                                    First Name   Initial   Last Name                      Soc. Security No.


 / / JOINT OWNERS       2.    Joint Owner                                                         (Only one Soc. Security No. is
     USE LINES 1 & 2                                ---------------------------------              required for Joint Owners)
                                                    First Name   Initial   Last Name

                              Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                              / / Tenants in Common

 / / TRANSFER TO        3.    Uniform
     MINORS                   Transfer              ------------------------------------------------------------------------------
     USE LINE 3               to Minors                      Custodian's Name (only one)             Minor's State of Residence
                                                                                                             -       -
                                                    -----------------------------------------     ----------- ------- ------------
                                                               Minor's Name (only one)                Minor's Soc. Security No.
 / / TRUST*             4.    Trust Name
                                                    ------------------------------------------------------------------------------
     USE LINE 4               Trustee(s)
                                                    ------------------------------------------------------------------------------
                                                           (If you would like Trustee's name included in registration.)

                              Trust ID Number
                                              ------------------------------------------------------------------------------------
                                              Please attach title page, the page(s) allowing investment in a mutual fund ("powers page") and signature page, and complete Section 7, "Authorization for Trusts and
                                              Organizations."

 / / ORGANIZATION*      5.   Organization Name                                                                 -
     USE LINE 5                                ----------------------------------------  ---------------------   -----------------
                                               *Complete "Authorization for Trusts and                    Tax I.D. No.
                                               Organizations" (Section 7).

------------------------------------------------------------------------------------------------------------------------------------
 ADDRESS:

 Number and Street                                                                                Apartment No.
                   ------------------------------------------------------------------------------               ------------------
 City                                                                     State               Zip Code
      -------------------------------------------------------------------       ------------           ---------------------------
 Telephone Numbers:  (DAY)            -           -                           (EVENING)            -           -
                           ----------- ----------- ------------------                   ----------- ----------- ------------------
                           (Area Code)                                                  (Area Code)
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                               STRATEGIC GROWTH FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 2.  INVESTMENT INSTRUCTIONS    (Minimum initial investment: $1,000.)
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AMOUNT:        $
                             ------------------------
 TYPE OF ACCOUNT (CHOOSE ONE ONLY):

                                 / /  Class A Shares, or

                                 / /  Class D Shares (not available for purchases of $9,000,000 or more)

 Note: If no choice is indicated, Class A Shares will be selected.

 METHOD OF PAYMENT:              / /  Debit bank account designated in Section 3.

                                 / /  Check attached (payable to Overland Express Strategic Growth Fund (designate Class A or D)).

                                 / /  Funds have been wired to my Overland Express Account #
                                                                                             ------------------------
------------------------------------------------------------------------------------------------------------------------------------
 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / /  Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.)
      Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.

------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC PURCHASE PLAN:

 / /  I hereby authorize you to systematically withdraw from the bank account designated in Section 3 the following amount to purchase shares of the Fund. I understand and agree that the designated account will be debited on or about the fifth business day of each month to effect the Fund purchase and that such monthly investments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled Fund purchase.
      Monthly Investment Amount:       $                  (minimum $100)
                                        ------------------
------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC WITHDRAWAL PLAN:

 / /  I hereby authorize you to systematically redeem a sufficient number of shares from my Overland Express account and to distribute the amount specified below by check to the registration address set forth in Section 1 or the bank account designated in Section 3. I understand and agree that the redemption of shares and mailing or depositing of proceeds will occur on or about the fifth business day prior to the end of each month and that such monthly payments shall continue until my written notice to cancel  has been received by you at least five (5) business days prior to the next scheduled withdrawal.
      Monthly Withdrawal Amount:       $                  (minimum $100)
                                        ------------------

     / /  Mail check to registration set forth in Section 1.

     / /  Distribute funds to bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
 3. BANK ACCOUNT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Name

 ---------------------------------------------------------------------------------------------------------------------------------
 Address                                                                 City                      State               Zip

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Account Number                                                     Bank Routing Number

------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                               STRATEGIC GROWTH FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 4. REDUCED SALES CHARGES   (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------
 LETTER OF INTENT -- CLASS A SHARES

 I may qualify for a reduced sales charge based on the total amount I intend to invest over a 13-month period (the "Period"), plus the value of any shares I already own, by agreeing to this Letter of Intent (the "Letter"). Stephens Inc. will hold in escrow shares registered in my name equal to 5% of the amount invested. Dividends and distributions on the escrowed shares will be paid to me or credited to my Account. Upon completion of the specified minimum purchase within the Period, all shares held in escrow will be deposited in my Account or delivered to me. I may include the combined asset value of shares of any of the portfolios of the
 Overland Express Funds which assess a sales charge ("Load Funds"), owned as of the date of the Letter toward the completion of the total purchase. If the total amount invested within the Period does not equal or exceed the specified minimum purchase, I will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchases made. If, within 20 days following the mailing of a written request, I have not paid this additional sales charge to Stephens Inc., sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be deposited in my Account. The intended purchase amount may be increased at any time during the
 Period by filing a revised Letter for the Period.

 / /  I agree to the Letter of Intent set forth above. It is my intention to invest over a 13-month period in the Load Funds an aggregate amount equal to at least:

                                / /  $100,000     / /  $200,000     / /  $400,000     / /  $600,000
                     / /  $800,000    / /  $1,000,000    / /  $2,500,000    / /  $5,000,000   /  /  $9,000,000

 Existing accounts must be identified in advance. If the value of currently owned shares is to be applied towards completion of this Letter of Intent, please list accounts below.

        Account #                     Account #
                 ---------------------          ---------------------

 RIGHT OF ACCUMULATION -- CLASS A SHARES

 / /  I qualify for reduced sales charges under the Right of Accumulation. The value of shares presently held in the Overland
      Express accounts listed below, combined with this investment, totals $100,000 or more.

        Account #                     Account #
                 ---------------------          ---------------------
------------------------------------------------------------------------------------------------------------------------------------

 5. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
------------------------------------------------------------------------------------------------------------------------------------

 / /  If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares,

      redemptions of Fund shares and exchanges of shares between Overland Express Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for a redemption.
------------------------------------------------------------------------------------------------------------------------------------

 6. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
--------------------------------------------------------------------------------
 All dividends and capital distributions will be automatically reinvested in shares of the same class of the Fund unless otherwise indicated:

 / / Invest dividends in Account #               of                Fund
                                   -------------     -------------
    of the Overland Express Family of Funds.

 / / Invest capital gain distributions in Account #               of                Fund
                                                    -------------     -------------
    of the Overland Express Family of Funds.

 / / Pay dividends by check and/or / / pay capital gains distributions by check

                                                        AND MAIL CHECKS TO:

                / / The registration address set forth in Section 1.  / / The bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                               STRATEGIC GROWTH FUND
(OVERLAND EXPRESS LOGO)                                         ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5

 7. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
--------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other: (such as Non-Profit Organization, Religious Organization,
                                                                  Sole Proprietorship, Investment Club, Non-incorporated
                                                                              Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

   Name                                    Title                                   Specimen Signature
   ----------------------------------      ----------------------------------      ----------------------------------
   ----------------------------------      ----------------------------------      ----------------------------------
   ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:
   I,                                            , Secretary of the
   above-named Registered Owner, do hereby certify that at a meeting on at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the Authorization Form.
       Witness my hand on behalf of the corporation/association on this
         day of                                                        ,19

                                                               ------------------------------------------------
                                                               Secretary (Signature Guarantee or
                                                               Corporate Seal is Required)

   FOR ALL OTHER ORGANIZATIONS:                                ------------------------------------------------
                                                               Certifying Trustee, General Partner, or Other

                                  (CONTINUED)

                                                               STRATEGIC GROWTH FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5
------------------------------------------------------------------------------------------------------------------------------------
     8. SIGNATURE, TAX INFORMATION & CERTIFICATION
------------------------------------------------------------------------------------------------------------------------------------
      / /   U.S. CITIZEN OR RESIDENT

            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)

            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
            Country:

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the Prospectus for more information on these privileges.

     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       -------------------------------------------------------     ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       -------------------------------------------------------     institution," which includes a commercial bank,
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       -------------------------------------------------------     signature guarantee.
       Corporate Officer or Trustee                   date
                                                                                   AFFIX SIGNATURE GUARANTEE STAMP

       -------------------------------------------------------     -----------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By
------------------------------------------------------------------------------------------------------------------------------------
DEALER INFORMATION

------------------------------------------             -------------------------
Dealer Name                                            Branch ID #

------------------------------------------             -------------------------    --------------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
 -------------------------------------------------------------------------------------------------------------
 Authorized signature of Broker/Dealer                Title                        date

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER
AND DIVIDEND DISBURSING AGENT AND
CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITOR
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

                                NOT FDIC INSURED

FOR MORE INFORMATION ABOUT THE FUND,
SIMPLY CALL (800) 552-9612,
OR WRITE:

OVERLAND EXPRESS FUNDS, INC.
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

                                      LOGO

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                             Strategic Growth Fund

                            ------------------------

                                  May 1, 1995

                            ------------------------

                                NOT FDIC INSURED

83P  5/95

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

                                     LOGO

Telephone: (800) 552-9612

            Stephens Inc. -- Sponsor, Administrator and Distributor
 Wells Fargo Bank, N.A. -- Investment Adviser, Transfer and Dividend Disbursing
                              Agent and Custodian

     Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus describes the Institutional Class of two of the funds in the Overland Express Family of Funds -- the MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND (each, a "Fund," and collectively, the "Funds").

     The MONEY MARKET FUND seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term securities.

     The U.S. TREASURY MONEY MARKET FUND seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in U.S. Treasury bonds, notes and bills with short remaining terms.

     Each of the Funds seeks to maintain a net asset value of $1.00 per share.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the Funds. A Statement of Additional Information (the "SAI") dated May 1, 1995, containing additional and more detailed information about each of the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA 94163 or by calling the Company at the telephone number printed above.

     AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.

                            ------------------------

       FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY
       THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
         THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.
             AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT
                 RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1995

     This Prospectus describes one class of shares of the Funds -- the Institutional Class (shares of the Institutional Class are also referred to hereinafter as the "Institutional Shares" or the "Shares"). The Funds also offer a class of shares known as the Class A Shares. Investors who are not eligible to invest in the Institutional Class may be eligible to invest in the Class A Shares. Additional information about Class A Shares, and a free copy of the current prospectus describing the Class A shares, is available from the Company at the telephone number printed above.

    WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER
      SERVICES TO THE FUNDS, FOR WHICH IT IS COMPENSATED. STEPHENS INC. ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO BANK, IS
                  THE SPONSOR AND DISTRIBUTOR FOR THE FUNDS.

                               TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            -----
Prospectus Summary........................................................................    ii
Summary of Expenses.......................................................................    iv
Financial Highlights......................................................................    vi
Investment Objectives, Policies and Activities............................................     1
Advisory, Administration and Distribution Arrangements....................................     5
Determination of Net Asset Value..........................................................     7
Purchase of Shares........................................................................     7
Exchange Privileges.......................................................................    10
Redemption of Shares......................................................................    11
Dividends and Distributions...............................................................    13
Taxes.....................................................................................    14
Custodian and Transfer and Dividend Disbursing Agent......................................    14
Organization and Capital Stock............................................................    15

                               PROSPECTUS SUMMARY

     The Company, as an open-end management investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Funds, each of which has its own investment objective.

Q.    WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

A. The MONEY MARKET FUND seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term securities.

      The U.S. TREASURY MONEY MARKET FUND seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in U.S. Treasury bonds, notes and bills ("U.S. Treasury Securities") with short remaining terms.

      Each Fund seeks to maintain a net asset value of $1.00 per Share; however, as with all mutual funds, there is no assurance that this objective will be achieved.

Q.    WHAT ARE PERMISSIBLE INVESTMENTS?

A. The MONEY MARKET FUND invests in high-quality money market instruments, including obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), certain debt obligations, including corporate debt, certain obligations of U.S. banks and certain repurchase agreements. See "Investment Objectives, Policies and Activities."

      The U.S. TREASURY MONEY MARKET FUND invests in short-term U.S. Treasury bonds, notes and bills. See "Investment Objectives, Policies and Activities."

Q.    WHO MANAGES MY INVESTMENTS?

A. Wells Fargo Bank, as the investment adviser of each Fund, manages your investments. Wells Fargo Bank also provides the Funds with transfer agency, dividend disbursing agency and custodial services. Stephens is the sponsor, administrator and distributor for the Company. See "Advisory, Administration and Distribution Arrangements" and "Distribution Plan."

Q.    HOW MAY I PURCHASE SHARES?

A.    Institutional Shares of the Funds may be purchased on any day the New
      York Stock Exchange (the "Exchange") is open for trading. There is no sales load for purchasing Shares of either of the Funds. The minimum initial purchase amount for Shares of either of the Funds is $150,000 with minimum subsequent purchase amounts of $25,000 or more in each account. You may purchase Institutional Shares of the Funds through Stephens, Wells Fargo Bank, as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of Shares of the Funds may be made by wire directly to the Transfer Agent. See "Purchase of Shares."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on Shares of the Funds are declared daily and paid monthly. Dividends are automatically reinvested in additional Shares, unless you elect to receive dividends in cash. All reinvestments in Shares of the Funds are at net asset value. See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open for trading, Shares may be redeemed upon request to Stephens or the Transfer Agent directly, or through any authorized broker/dealer or financial institution. Shares may be redeemed by a request in good form in writing or, by prior arrangement, through telephone direction. Proceeds are payable by check or, for shareholders who make prior arrangements, by wire. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. The Company does not charge for redeeming its Shares. However, the Company reserves the right to impose charges for wiring redemption proceeds. See "Redemption of Shares."

Q.    WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE
      FUND?

A. Shares of the Funds are not guaranteed or insured against loss of principal or interest, although certain of the Funds' portfolio securities may be insured or guaranteed as to repayments of principal and/or the payment of interest. Although each of the Funds seeks to maintain a stable net asset value of $1.00 per Share, there is no assurance that it will be able to do so. As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives.

                              SUMMARY OF EXPENSES

                         ANNUAL FUND OPERATING EXPENSES
                     AS A PERCENTAGE OF AVERAGE NET ASSETS

                                                                                      INSTITUTIONAL
                                                                                       SHARES OF
                                                                      INSTITUTIONAL       U.S.
                                                                       SHARES OF        TREASURY
                                                                      MONEY MARKET    MONEY MARKET
                                                                          FUND            FUND
                                                                      ------------    ------------
Management Fees.....................................................      0.25%           0.25%
Other Expenses(1)...................................................      0.15%           0.15%
                                                                         -----           -----
Total Fund Operating Expenses(1)*...................................      0.40%           0.40%

---------------

(1) After any waivers or reimbursements.

 * The percentages shown above state the basis on which payments will be made (except "Other Expenses," which is an estimate), and reflect fee waivers and reimbursements that are expected to continue during the current fiscal year. Absent waivers and reimbursements, "Other Expenses" and "Total Fund Operating Expenses" with respect to the Money Market Fund would have been 0.30% and 0.55%, respectively. Absent waivers and reimbursements, these percentages with respect to the U.S. Treasury Money Market Fund would have been 0.32% and 0.57%, respectively. As further described in the Prospectus under the caption "Advisory, Administration and Distribution Arrangements," Wells Fargo Bank and Stephens each has agreed to waive or reimburse all or a portion of its respective fees in circumstances where a Fund's expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Wells Fargo Bank and Stephens each may elect, in its sole discretion, to otherwise waive all or a portion of its respective fees or reimburse expenses. Wells Fargo Bank and Stephens each has agreed to waive its fees, through at least the current fiscal year, to the extent Total Fund Operating Expenses for Institutional Shares of either Fund would exceed 0.45% of average net assets. Any such waivers, limits or reimbursements of fees with respect to a Fund would reduce the total expenses of such Fund. Of course, there can be no assurances that voluntary fee waivers, limits and reimbursements will continue.

                                    EXAMPLE

                                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                           ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment in Institutional Shares of each Fund,
  assuming (1) a 5% annual return and (2) redemption at
  the end of each time period indicated:
     Money Market Fund...................................   $  4       $  13       $  22        $ 51
     U.S. Treasury Money Market Fund.....................   $  4       $  13       $  22        $ 51

     The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that investors in Institutional Shares of the Funds will bear directly or indirectly. There are no sales loads, redemption fees or exchange fees charged by the Funds. However, the Company reserves the right to impose charges for wiring redemption proceeds.

     See Prospectus sections captioned "Advisory, Administration and Distribution Arrangements" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to the Funds. The Example should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See Prospectus Sections captioned "Advisory, Administration and Distribution Arrangements," "Distribution Plans" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to the Fund.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Funds' 1994 annual financial statements. The financial statements are incorporated by reference into the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Funds' 1994 annual financial statements and the notes thereto. The SAI has been incorporated by reference into this Prospectus.

                               MONEY MARKET FUND

             FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING AS SHOWN

                                                                                        PERIOD*
                                                                                         ENDED
                                                                                     DEC. 31, 1994
                                                                                     -------------
Net Asset Value, Beginning of Period...............................................    $    1.00
Income From Investment Operations:
Net Investment Income..............................................................         0.02
Less Distributions:
Dividends From Net Investment Income...............................................        (0.02)
                                                                                     ------------
Net Asset Value, End of Period.....................................................    $    1.00
                                                                                     ============
Total Return (not annualized)......................................................         4.46%
Ratios/Supplemental Data:
Net Assets, End of Period (000)....................................................    $  11,237
Number of Shares Outstanding, End of Period (000)..................................       11,238
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1).........................................         0.38%
Ratio of Net Investment Income to Average Net Assets(2)............................         5.05%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees and Reimbursed
    Expenses.......................................................................         0.55%
(2) Ratio of Net Investment Income to Average Net Assets Prior to Waived Fees and
    Reimbursed Expenses............................................................         4.88%
 * This class commenced operations on August 18, 1994.

                        U.S. TREASURY MONEY MARKET FUND

             FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING AS SHOWN

                                                                                        PERIOD*
                                                                                         ENDED
                                                                                     DEC. 31, 1994
                                                                                     -------------
Net Asset Value, Beginning of Period...............................................     $  1.00
Income From Investment Operations:
Net Investment Income..............................................................        0.16
Less Distributions:
Dividends From Net Investment Income...............................................       (0.16)
                                                                                     -----------
Net Asset Value, End of Period.....................................................     $  1.00
                                                                                     ===========
Total Return (not annualized)......................................................        4.05%
Ratios/Supplemental Data:
Net Assets, End of Period (000)....................................................     $ 3,898
Number of Shares Outstanding, End of Period (000)..................................       3,900
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1).........................................        0.23%
Ratio of Net Investment Income to Average Net Assets(2)............................        4.42%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees and
     Reimbursed Expenses...........................................................        0.57%
(2) Ratio of Net Investment Income to Average Net Assets Prior to Waived Fees and
    Reimbursed Expenses............................................................        4.08%
 * This class commenced operations on June 20, 1994.

                 INVESTMENT OBJECTIVES, POLICIES AND ACTIVITIES

     Set forth below is a description of the investment objectives and related policies of each of the Funds. As with all mutual funds, there can be no assurance that the Funds, each of which is a diversified portfolio, will achieve their respective investment objectives. The Funds invest only in U.S. dollar-denominated "Eligible Securities" with remaining maturities not exceeding thirteen months, as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), and maintain a dollar-weighted average portfolio maturity of 90 days or less. An Eligible Security is a security that is determined to present minimal credit risks and is rated in one of the two highest rating categories by the required number of nationally recognized statistical rating organizations or, if unrated, is determined to be of comparable quality to such rated securities. These determinations are made by the investment adviser under guidelines adopted by the Company's Board of Directors, although in certain instances the Board of Directors must approve or ratify the Funds' investments. The Board of Directors of the Company (or Wells Fargo Bank, under authority delegated to it as investment adviser to the Funds) will determine on an ongoing basis that any Eligible Securities purchased by the Funds present minimal credit risks. The Funds will endeavor to maintain a constant net asset value of $1.00 per Share; however, there is no assurance that this objective will be achieved.

MONEY MARKET FUND

     Investment Objective. The Money Market Fund seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term securities.

     Under normal market circumstances, this Fund invests its assets exclusively in Money Market Instruments (discussed below).

U.S. TREASURY MONEY MARKET FUND

     Investment Objective. The U.S. Treasury Money Market Fund seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in short-term U.S. Treasury bonds, notes and bills ("U.S. Treasury Securities").

     The Fund will invest exclusively in U.S. Treasury Securities. U.S. Treasury Securities are debt obligations issued by the U.S. Government, of which the payment of interest and repayment of principal are secured by the full faith and credit of the U.S. Treasury. Treasury bonds, notes and bills differ mainly in the length of their maturities. Treasury bonds are long-term debt instruments with original maturities of ten years or more. Treasury notes are medium-term debt instruments with original maturities of one to ten years. Treasury bills are short-term debt obligations with original maturities of one year or less and are issued on a discounted basis. The U.S. Treasury Money Market Fund may only purchase U.S. Treasury Securities with remaining maturities of 13 months or less.

INVESTMENTS AND ACTIVITIES

  Money Market Instruments

     Money Market Instruments consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) ("U.S. Gov-ernment obligations") (discussed below); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (c) commercial paper rated at the date of purchase "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Corporation ("S&P"), or, if unrated, of comparable quality as determined by the investment adviser; (d) certain repurchase agreements (discussed below); and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

  U.S. Government Obligations

     The U.S. Treasury Money Market Fund invests exclusively in U.S. Treasury Securities. The Money Market Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

  Floating- and Variable-Rate Instruments

     Certain of the debt instruments in which the Funds may invest bear interest at rates that are not fixed, but float or vary with, for example, changes in specified market rates or indices or at specified intervals. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in floating- and variable-rate obligations. The Funds may invest in floating- and variable-rate obligations even if they carry stated maturities in excess of thirteen months, upon compliance with certain conditions of the SEC, in which case such obligations will be treated, in accordance with these conditions, as having maturities not exceeding thirteen months. Wells Fargo Bank, as investment adviser to each of the Funds, will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events affecting the ability of the issuer of the demand instrument to make payment when due may occur between the time a Fund elects to demand payment and the time payment is due. Such events may affect the ability of the issuer of the instrument to make payment when due, and unless such demand instrument permits same-day settlement, may affect a Fund's ability to obtain payment at par. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided that an active secondary market exists.

  Repurchase Agreements

     The Money Market Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Money Market Fund may enter into repurchase agreements only with respect to U.S. Government obligations and other securities that are permissible investments for the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than thirteen months. However, the term of any repurchase agreement on behalf of the Fund will always be less than thirteen months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Money Market Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Fund only will enter into repurchase agreements with registered broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors and are not affiliated with the investment adviser. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

  Foreign Obligations

     The Money Market Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic development that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

  Limiting Investment Risks

     Each of the Funds must comply with certain investment criteria (noted in the first paragraph of this section) pursuant to the 1940 Act, each of which is designed to provide liquidity, reduce risk and allow the

Funds to maintain a stable net asset value of $1.00 per Share. Of course, the Funds cannot guarantee a $1.00 Share price.

     Debt securities purchased by the Funds may be subject to fluctuations in market value due to fluctuations in market interest rates; however, as noted under "Determination of Net Asset Value," the use of amortized cost valuation attempts to minimize the impact of such market interest rate fluctuations. In addition, certain types of these securities are subject to fluctuations in yield due to early prepayments on mortgages underlying such securities.

     Since its inception, the Funds have emphasized safety of principal and high credit quality. In particular, the internal investment policies of the Funds' investment adviser, Wells Fargo Bank have always prohibited the purchase for the Funds of many types of floating-rate derivative securities that are considered potentially volatile. The Board of Directors of the Company has formally adopted the following policies on behalf of the Funds.

          The following types of derivative securities ARE NOT permitted investments for the Funds:

        - capped floaters (on which interest is not paid when market rates move above a certain level);

        - leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

        - range floaters (which do not pay any interest if market interest rates move outside of a specified range);

        - dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indexes may result in the value of the instrument falling below face value); and

        - inverse floaters (which reset in the opposite direction of their index).

     Additionally, the Funds may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as "COFI floaters." The Funds may only invest in floating rate securities that bear interest at a rate that resets quarterly or more frequently, and which resets based on changes in standard money market rate indices such as U.S. Treasury bills, London Interbank Offered Rate, the prime rate, published commercial paper rates or federal funds rates.

                                   *  *  *  *

     Each of the Funds' investment objectives, as set forth in the first paragraph of the relevant section describing each Fund's objective and policies, is fundamental; that is, the investment objective may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. If the Board of Directors determines, however, that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will disclose any such material changes in the then current prospectus.

     As matters of fundamental policy, the following apply: (i) each of the Funds may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased by the Money Market Fund while any such outstanding borrowing exists and investments may not be purchased by the U.S. Treasury Money Market Fund while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) the Money Market Fund may invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days and illiquid securities;
(iii) none of the Funds may purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investment in that industry would exceed 25% of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (a) U.S. Government obligations (which includes U.S. Treasury Securities), and (b) obligations of domestic banks (for purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks). See "Investment Restrictions" and "Additional Permitted Investment Activities" in the SAI.

                          ADVISORY, ADMINISTRATION AND
                           DISTRIBUTION ARRANGEMENTS

     The Board of Directors, in addition to supervising the actions of the investment adviser, administrator and distributor, as set forth below, decides upon matters of general policy.

INVESTMENT ADVISER

     Pursuant to Advisory Contracts, each of the Funds is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company (other than those structured as "feeder funds") and to six other registered investment companies, each of which consist of several separately managed investment portfolios.

     The Advisory Contracts provide that Wells Fargo Bank shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of the Funds. Pursuant to the Advisory Contracts, Wells Fargo Bank furnishes to the Board of Directors periodic reports on the investment strategy and performance of each Fund.

     Purchase and sale orders of the securities held by each of the Funds may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for any of the Funds and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, each of the Funds, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contracts, Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.25% of the average daily net assets of each of the Money Market Fund and the U.S. Treasury Money Market Fund. From time to time, Wells Fargo Bank may waive such fees in whole or in part. In this regard, Wells Fargo Bank has agreed to waive its fees, through at least the current fiscal year, to the extent Total Fund Operating Expenses for the Institutional Class of either Fund would exceed 0.45% of average net assets. Any such waiver will reduce expenses of the Fund involved and, accordingly, have a favorable impact on the yield of such Fund. For the year ended December 31, 1994, Wells Fargo Bank received 0.25% of the Money Market Fund's average daily net assets and 0.18% of the U.S. Treasury Money Market Fund's average daily net assets as compensation for its advisory services.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into an agreement with each of the Funds under which Stephens acts as administrator for the Funds. For providing these administrative services, Stephens is entitled to receive a monthly fee from each Fund at the annual rate of 0.10% of its average daily net assets. From time to time, Stephens may waive fees from any or all of the Funds in whole or in part. Any such waiver will reduce expenses of the Fund involved and, accordingly, have a favorable impact on the yield of such Fund.

     The Administration Agreements between Stephens and the Funds state that Stephens shall provide as administrative services, among other things, general supervision: (i) of the operation of the Funds, including coordination of the services performed by the Funds' investment adviser, transfer agent, custodian, independent auditors and legal counsel; (ii) in connection with regulatory compliance, the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; and (iii) relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Funds and pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

     Stephens, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing shares of the Funds. Stephens bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares. In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. It currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per class of Shares of each Fund is determined by Wells Fargo Bank on each day that the Exchange is open for trading. The net asset value of a Share of a class of a Fund is the value of total net assets attributable to each class divided by the number of outstanding shares of that class. The value of net assets per class is determined daily by adjusting the net assets per class at the beginning of the day by the value of each class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each class by attributing to each class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each class as appropriate.

     The net asset value per class of Shares of each Fund is determined at 12:00 noon (New York time). Each of the Funds uses the amortized cost method to value its portfolio securities and attempts to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

PERFORMANCE DATA

     From time to time, the Company may advertise yield information with respect to a class of Shares of the Funds. Yield information is based on the historical earnings and performance of a class of Shares of a Fund and should not be considered representative of future performance. From time to time, each of the Funds may advertise its current yield and its effective yield for a class of Shares. Current yield for each class of Shares of a Fund is computed by dividing its net investment income per Share of a class of Shares earned during a specified period by its net asset value per share on the last day of such period and annualizing the result. The current yield of each class of Shares of a Fund shows the annualized income per Share generated by an investment in such a class of Shares of the Fund over a stated period. In calculating the annualized effective yield, the income earned per Share of a class of Shares is assumed to have been reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment. Additional information about the performance of each Fund is contained in the Annual Report for each Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Investors may purchase Institutional Shares of either of the Funds on any day the Exchange is open for trading through Stephens, the Transfer Agent, or any authorized broker/dealer or financial institution with which Stephens has entered into agreements. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce the clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     Institutional Shares of each Fund are only offered to investors that meet certain minimum purchase requirements. The initial minimum investment by a single investor in Institutional Shares of a Fund is $150,000. Once an account balance of $150,000 in Institutional Shares of a single Fund is established, an investor may only make subsequent additional purchases of Institutional Shares of such Fund in increments of $25,000. There is no minimum purchase requirement for reinvestment of dividends or capital gains. Investments in Institutional Shares of more than one Fund, or Institutional Shares held in more than one account, may not be aggregated for purposes of determining whether a particular investor meets the minimum purchase requirements.

     There is no limitation on the amount that can be redeemed at one time, although a Fund may limit new purchases of Institutional Shares if an investor attempts to avoid the minimum initial purchase requirements by making partial redemptions shortly following an initial purchase of $150,000.

     The Company reserves the right to reject any purchase order. All funds will be invested in full and fractional Shares. Checks will be accepted for the purchase of either Fund's Shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address or telephone number on the front cover of the Prospectus.

     A salesperson or any other person or entity entitled to receive compensation for selling or servicing shares of any of the Funds may receive different compensation with respect to one class of Shares over another.

     Shares of the Funds are offered continuously at the net asset value next determined after a purchase order is effective. No sales load is imposed.

     Account Applications for Shares of either of the Funds will become effective when an investor's bank wire order or check is converted into federal funds. If payment is transmitted by the Federal Reserve Wire System, the Account Application will become effective upon receipt. In addition, if investors, with the prior approval of the Company, notify the Company at or before 12:00 noon (New York time) on any business day that they intend to wire federal funds to purchase Shares of either of the Funds, the Account Application will be executed at the net asset value per Share determined at 12:00 noon (New York time) the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.

                            ------------------------

     When payment for Shares of either of the Funds is by a check that is drawn on any member bank of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order.

     By investing in Institutional Shares of either of the Funds, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all Shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional Shares. See "Dividends and Distributions." Stock certificates for the Funds will not be issued.

     Shares of either of the Funds may be purchased in accordance with the following procedures:

INITIAL PURCHASES OF FUND SHARES BY WIRE

     1. Telephone toll free (800) 572-7797. Give the name of the Fund in which the investment is to be made and the name(s) in which the Shares are to be registered, the address, social security or tax identification number (where applicable) of the person or entity in whose name(s) the Shares are to be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank, which may charge a separate fee, to transmit the specified amount in federal funds ($150,000 or more) to:

     Wells Fargo Bank, N.A.
     San Francisco, California
     Bank Routing Number: 121000248
     Wire Purchase Account Number: 4068-000462
     Attention: Overland Express (Name of Fund -- Institutional Shares) Account Name(s): (name(s) in which to be registered)
     Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

     Wells Fargo Bank, N.A.
     Overland Express Shareholder Services
     P.O. Box 63084
     San Francisco, California 94163
     Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price next determined after the Account Application is received and accepted.

INITIAL PURCHASES OF FUND SHARES BY MAIL

     1. Complete an Account Application. Indicate the services to be used.

     2. Mail the Account Application and a check for $150,000 or more, payable to "Overland Express (Name of Fund -- Institutional Shares)" at its mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of $25,000 or more may be made by instructing the Funds' Transfer Agent to debit an approved account designated in the Account Application, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail by mailing a check payable to "Overland Express (Name of Fund -- Institutional Shares)" to the above address. Write the Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for Institutional Shares of either of the Funds placed through broker/dealers and financial institutions by 12:00 noon (New York time) on any business day that the Exchange is open for trading, including orders for which payment is to be made from free cash credit balances in securities accounts held by a dealer, will be effective on the same day the order is placed if notice is provided to the Transfer Agent by 12:00 noon (New York time) and federal funds are received by the Transfer Agent before the close of business. Purchase orders that are received by a broker/dealer or financial institution after 12:00 noon (New York time) on any business day that the Exchange is open for trading or that are not received by the Transfer Agent before the close of business, generally will be effective on the next business day following the day the order is placed. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     Institutional Shares of either of the Funds may be exchanged for Institutional Shares of the other Fund (as well as Class A Shares of any other investment portfolio of the Company) in an identically registered account (provided that shares of the investment portfolio to be acquired are registered for sale in your state of residence) at respective net asset values if the shares being acquired carry no sales load or the shares being exchanged were acquired in exchange for shares on which an equivalent sales load was paid. Otherwise, applicable sales loads or sales load differentials will be charged on an exchange.

     A shareholder may exchange Shares by writing the Transfer Agent as indicated below under Redemption by Mail, or by calling the Transfer Agent or the shareholder's authorized broker/dealer or financial institution, unless the shareholder has elected not to authorize telephone exchanges in the Account Application (in which case the shareholder may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent in advance of the first such exchange). The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures applicable to redemption of the Funds' Shares also are applicable to exchanging Shares, except that, with respect to an exchange transaction between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. The Company reserves the right to limit the number of times Shares may be exchanged between portfolios, or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the fund's other shareholders, such as when management believes that such action would be appropriate to protect such fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. The exchange privilege is not an option or a right to purchase shares, but is permitted under the current policies of the respective Funds and portfolios of the Company. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to the shareholder automatically upon opening an account, unless the shareholder declines such privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. If the Transfer Agent does not follow such procedures, the Company and the Transfer Agent may be liable for any losses attributable to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Institutional Shares of a Fund may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     The Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. Redemption orders for Institutional Shares of any of the Funds received by an authorized broker/dealer or financial institution on any day that the Fund is open and received by the Transfer Agent before 12:00 noon (New York time) on the same day will be executed at the net asset value determined at 12:00 noon (New York time) on that day. Redemption orders for any of the Funds received by authorized broker/dealers or financial institutions on any day that the Fund is open and received by the Transfer Agent after 12:00 noon (New York time) will be executed at the net asset value determined at 12:00 noon (New York time) on the next day that the Fund is open.

     Redemption proceeds ordinarily will be remitted within seven days after the order is received in proper form, except proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If an expedited redemption is requested, redemption proceeds will be distributed only if the check used for investment is deemed to be cleared for payment by the shareholder's bank, currently considered by the Company to be a period of 15 days after investment. The redemption proceeds, of course, may be more or less than cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     1. Write a letter of instruction. Indicate the dollar amount of or number of Shares to be redeemed. Refer to the shareholder's Fund account number and provide either a social security or a tax identification number (where applicable) of the person or entity in whose name(s) the Shares are registered.

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the Shares, all must sign.

     3. If Shares to be redeemed have a value of $5,000 or more, or redemption proceeds are to be made to someone other than the shareholder at its address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the FDIC, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. Mail the letter to the Transfer Agent at the mailing address set forth under "Purchase of Shares."

     Unless other instructions are given in proper form, a check for the proceeds of redemption will be sent to the shareholder's address of record.

EXPEDITED REDEMPTIONS

     A shareholder may request an expedited redemption of Shares by letter or telephone (unless the shareholder has elected not to authorize telephone redemptions on the Account Application or other form that is on file with the Transfer Agent) on any day the Funds are open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     To request expedited redemption by telephone, please call the Transfer Agent at (800) 572-7797.

     To request expedited redemption by mail, mail your request for expedited redemption to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchases of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more will be wired or credited to the shareholder's bank indicated in the Account Application or wired to an authorized broker/dealer or financial institution designated in the Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than the shareholder, to an address other than that of record, or to a bank, broker/dealer or other financial institution that has not been predesignated, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by 12:00 noon (New York time) on a day the Funds are open for business, the redemption proceeds will be transmitted to the shareholder's bank or predesignated broker/dealer or financial institution on the same day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to the shareholder's address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account. The Company reserves the right to impose charges for wiring redemption proceeds.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Unless an investor has made other arrangements, and informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions will be credited to the shareholder's account with such broker/dealer or institution. A redeeming shareholder may request a check from the broker/dealer or financial institution or may elect to retain the redemption proceeds in such shareholder's account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for such proceeds or prior to disbursement or reinvestment of such proceeds on behalf of the shareholder.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                          DIVIDENDS AND DISTRIBUTIONS

     Each of the Funds intends to declare as a dividend substantially all of its net investment income for each class at the close of each business day to shareholders of record at 12:00 noon (New York time) on the day of declaration. Shares purchased will begin earning dividends on the day the purchase order settles and shares redeemed will earn dividends through the day prior to the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to shareholders of record at 12:00 noon (New York time) on the previous business day.

     Dividends of each Fund declared in, and attributable to, any month will be paid early in the following month. Shareholders of any of the Funds who redeem Shares prior to a dividend payment date will be entitled to all dividends declared but unpaid prior to redemption on such Shares on the next dividend payment date.

     Net capital gains of each Fund, if any, will be distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI or in order to maintain the net asset value of the Fund's Shares at $1.00 per Share).

     Dividends and capital gain distributions paid by each of the Funds will be invested in additional Shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid by check. Dividend checks and Statements of Account will be mailed approximately three business days after the payment date.

     There may be certain differences in fees (e.g. transfer agent fees) between Class A Shares and Institutional Shares of the Funds that would affect their relative dividends.

                                     TAXES

     By complying with the applicable provisions of the Code, the Funds will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to their shareholders. Dividends from the investment income (which includes net short-term capital gains, if any) declared and paid by the Funds will be taxable as ordinary income to their shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional Shares, they will be taxable. Generally, dividends are taxable to shareholders at the time they are paid. However, dividends declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. You may be eligible to defer the taxation of dividend and capital gain distributions on shares of the Fund which are held under a qualified tax-deferred retirement plan. The Funds intend to pay out all their net investment income and net realized capital gains (if any) for each year. The Funds' dividends will not qualify for the dividends-received deduction allowed to corporate shareholders.

     The Funds may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40%, which would reduce such Funds' investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not anticipated that shareholders will be entitled to take a foreign tax credit or deduction for such foreign taxes.

     The Funds will inform you of the amount and nature of Fund dividends and capital gain distributions. You should keep all statements you receive to assist in your personal recordkeeping. The Company is required by federal law to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Fund if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes - Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. All investors should consult their individual tax advisors with respect to their particular tax situations as well as the state and local tax status of investments in Shares of the Funds.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank has been retained to act as the Funds' custodian and transfer and dividend disbursing agent. Wells Fargo Bank performs the custodial services at its address above. The transfer and dividend disbursing agency activities are performed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company, an open-end, management investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company's Board of Directors currently offers twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Treasury Money Market Fund, and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of shares of capital stock representing additional series or investment portfolios. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required to elect Directors under the 1940 Act; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a Director or Directors. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable.

     In addition to the Institutional Class of Shares, each Fund also offers a second class of shares -- the Class A Shares -- to retail investors. Unlike the Institutional Shares, the Class A Shares are subject to a Distribution Plan (Rule 12b-1 fees). For more information about this class of shares, see a current prospectus for the Class A Shares, available from the Company at the telephone number set forth on the cover page.

                   OVERLAND EXPRESS FUNDS, INC.                                      ACCOUNT APPLICATION
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                        PAGE 1 OF 5
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797
------------------------------------------------------------------------------------------------------------------------------------
 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE TO ACCOUNT #
------------------------------------------------------------------------------------------------------------------------------------

 / / INDIVIDUAL         1.    Individual                                                                     -       -
     USE LINE 1                                     ---------------------------------             ----------- ------- ------------
                                                    First Name   Initial   Last Name                      Soc. Security No.


 / / JOINT OWNERS       2.    Joint Owner                                                         (Only one Soc. Security No. is
     USE LINES 1 & 2                                ---------------------------------              required for Joint Owners)
                                                    First Name   Initial   Last Name

                              Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                              / / Tenants in Common

 / / TRANSFER TO        3.    Uniform
     MINORS                   Transfer              ------------------------------------------------------------------------------
     USE LINE 3               to Minors                      Custodian's Name (only one)             Minor's State of Residence
                                                                                                             -       -
                                                    -----------------------------------------     ----------- ------- ------------
                                                               Minor's Name (only one)                Minor's Soc. Security No.
 / / TRUST*             4.    Trust Name
                                                    ------------------------------------------------------------------------------
     USE LINE 4               Trustee(s)
                                                    ------------------------------------------------------------------------------
                                                           (If you would like Trustee's name included in registration.)

                              Trust ID Number
                                              ------------------------------------------------------------------------------------
                                              Please attach title page, the page(s) allowing investment in a mutual fund ("powers page") and signature page, and complete Section 6, "Authorization for Trusts and
                                              Organizations."
 / / ORGANIZATION*      5.   Organization Name                                                                 -
     USE LINE 5                                ----------------------------------------  ---------------------   -----------------
                                               *Complete "Authorization for Trusts and                    Tax I.D. No.
                                               Organizations" (Section 6).

----------------------------------------------------------------------------------------------------------------------------------
 ADDRESS:

 Number and Street                                                                                Apartment No.
                   ------------------------------------------------------------------------------               ------------------
 City                                                                     State               Zip Code
      -------------------------------------------------------------------       ------------           ---------------------------
 Telephone Numbers:  (DAY)            -           -                           (EVENING)            -           -
                           ----------- ----------- ------------------                   ----------- ----------- ------------------
                           (Area Code)                                                  (Area Code)
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                                ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 2. INVESTMENT INSTRUCTIONS    (Minimum initial investment: $150,000.)
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AMOUNT:

 / /  OVERLAND EXPRESS MONEY MARKET FUND -- INSTITUTIONAL CLASS                   $
                                                                                   ----------------
 / /  OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND -- INSTITUTIONAL CLASS     $
                                                                                   ----------------
 METHOD OF PAYMENT:    / /  Debit bank account designated in Section 3.

                       / /  Check attached (payable to Overland Express (Name of Fund -- Institutional Shares))

                       / /  Funds have been wired to my Overland Express Account #
                                                                                   -----------------------
------------------------------------------------------------------------------------------------------------------------------------
 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / /  Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.)
      Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.
------------------------------------------------------------------------------------------------------------------------------------

 3. BANK ACCOUNT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Name

 ---------------------------------------------------------------------------------------------------------------------------------
 Address                                                            City                            State               Zip

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Account Number                                                Bank Routing Number

------------------------------------------------------------------------------------------------------------------------------------

 4. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
------------------------------------------------------------------------------------------------------------------------------------

 / /  If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for a redemption.
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                                ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 5. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
------------------------------------------------------------------------------------------------------------------------------------
 All dividends and capital gain distributions will be automatically reinvested in shares of the Fund unless otherwise indicated:

  OVERLAND EXPRESS MONEY MARKET FUND -- INSTITUTIONAL CLASS:
    Pay dividends and capital gains distributions by / / mailing check to the registration address set forth in Section 1 or by / / crediting amounts to the bank account designated in Section 3

  OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND -- INSTITUTIONAL CLASS:
    Pay dividends and capital gains distributions by / / mailing check to the registration address set forth in Section 1 or by / / crediting amounts to the bank account designated in Section 3
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                                ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 6. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                                 -------------------------------------------------------------------
                                                                   (such as Non-Profit Organization, Religious Organization, Sole
                                                                Proprietorship, Investment Club, Non-incorporated Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered
   Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

        Name                                    Title                                   Specimen Signature
        ----------------------------------      ----------------------------------      ----------------------------------
        ----------------------------------      ----------------------------------      ----------------------------------
        ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY
   PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:

   I, ______________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on ________________
   at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the
   Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the
   Authorization Form.

           Witness my hand on behalf of the corporation/association on this     day of                ,19
                                                                            ---        --------------     --

                                                                                   ------------------------------------------------
                                                                                           Secretary (Signature Guarantee or
                                                                                               Corporate Seal is Required)

   FOR ALL OTHER ORGANIZATIONS:                                                    ------------------------------------------------
                                                                                     Certifying Trustee, General Partner, or Other
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                                ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5
------------------------------------------------------------------------------------------------------------------------------------
     7. SIGNATURE, TAX INFORMATION & CERTIFICATION
------------------------------------------------------------------------------------------------------------------------------------
      / /   U.S. CITIZEN OR RESIDENT
            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)

            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
                                                                               Country:
            ------------------------------------------------------------------          ---------------------------

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the Prospectus for more information on these privileges.

     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       -------------------------------------------------------     ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       -------------------------------------------------------     institution," which includes a commercial bank
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock,
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       -------------------------------------------------------     signature guarantee.
       Corporate Officer or Trustee                   date


                                                                                   AFFIX SIGNATURE GUARANTEE STAMP

       -------------------------------------------------------     ----------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By
------------------------------------------------------------------------------------------------------------------------------------
    DEALER INFORMATION

------------------------------------------             -------------------------
Dealer Name                                            Branch ID #

 -----------------------------------------             -------------------------    --------------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
 -------------------------------------------------------------------------------------------------------------
 Authorized signature of Broker/Dealer                Title                        date

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND
DIVIDEND DISBURSING AGENT AND CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITOR
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

                                NOT FDIC INSURED

FOR MORE INFORMATION ABOUT THE FUND,
SIMPLY CALL (800) 552-9612,
OR WRITE:

OVERLAND EXPRESS FUNDS, INC.
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

                                      LOGO

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                               Money Market Fund

                              U.S. Treasury Money
                                  Market Fund

                              Institutional Shares

                            ------------------------
                                  May 1, 1995
                            ------------------------

                                NOT FDIC INSURED

91P 5/95

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

                                     LOGO
Telephone: (800) 552-9612

            Stephens Inc. -- Sponsor, Administrator and Distributor
 Wells Fargo Bank, N.A. -- Investment Adviser, Transfer and Dividend Disbursing
                              Agent and Custodian

     Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus contains information about one of the funds in the Overland Express Family of Funds -- the MUNICIPAL INCOME FUND (THE "FUND").

     The Fund seeks to provide investors with a high level of income, consistent with the preservation of capital, by investing primarily in a diversified portfolio of high quality, medium- to long-term municipal securities issued by or on behalf of states, territories and possessions or commonwealths of the United States and District of Columbia or their political subdivisions, authorities, agencies and instrumentalities, the income of which is exempt from federal income tax, but subject to the federal alternative minimum tax.

     This Prospectus describes two classes of shares of the Fund -- Class A Shares and Class D Shares.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated May 1, 1995, containing additional and more detailed information about the Fund (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA 94163 or by calling the Company at the telephone number printed above.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.

                            ------------------------

       FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY
       THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
         THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.
             AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT
                 RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER
       SERVICES TO THE FUND, FOR WHICH IT IS COMPENSATED. STEPHENS INC.
         ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO BANK
                 IS THE SPONSOR AND DISTRIBUTOR FOR THE FUND.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1995

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
Prospectus Summary.........................................................................   ii
Summary of Expenses........................................................................   iv
Financial Highlights.......................................................................   vi
Investment Objective and Policies..........................................................    1
Additional Permitted Investment Activities.................................................    2
Advisory, Administration and Distribution Arrangements.....................................    5
Determination of Net Asset Value...........................................................    7
Purchase of Shares.........................................................................    8
Exchange Privileges........................................................................   14
Redemption of Shares.......................................................................   16
Distribution Plans.........................................................................   18
Servicing Plan.............................................................................   19
Dividends and Distributions................................................................   19
Taxes......................................................................................   20
Custodian and Transfer and Dividend Disbursing Agent.......................................   21
Organization and Capital Stock.............................................................   21

                               PROSPECTUS SUMMARY

     The Company, as an open-end investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Fund and its investment objective.

Q.    WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A. The MUNICIPAL INCOME FUND seeks to provide investors with a high-level of income, consistent with the preservation of capital, by investing primarily in a diversified portfolio of high-quality, medium- to long-term municipal securities issued by or on behalf of states, territories, and possessions or commonwealths of the United States and the District of Columbia or their political subdivisions, authorities, agencies and instrumentalities, the income of which is exempt from federal income tax, but subject to the federal alternative minimum tax ("tax-advantaged"). As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective.

Q.    WHAT ARE PERMISSIBLE INVESTMENTS?

A. Under normal market conditions, the Fund invests at least 80% of its net assets in tax-advantaged municipal securities that at the time of purchase are assigned the highest rating by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, are of comparable quality as determined by Wells Fargo Bank, the Fund's investment adviser. The Fund may invest in mortgage revenue bonds. The Fund also may invest in shorter-term municipal notes and municipal commercial paper. In addition, pending investment of funds, in anticipation of redemption or to maintain a "defensive" posture when determined appropriate, the Fund may invest temporarily in cash or taxable securities. See "Investment Objectives and Policies" and "Additional Permitted Investment Activities."

Q.    WHO IS THE INVESTMENT ADVISER?

A. Wells Fargo Bank serves as the investment adviser of the Fund. Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. See "Advisory, Administration and Distribution Arrangements."

Q.    WHO IS THE SPONSOR, ADMINISTRATOR AND DISTRIBUTOR?

A. Stephens serves as the sponsor, administrator and distributor for the Company. Stephens is entitled to receive a monthly administration fee at the annual rate of 0.10% of the average daily net assets of the Fund. See "Advisory, Administration and Distribution Arrangements."

Q.    HOW MAY I PURCHASE SHARES?

A.    Shares of the Fund may be purchased on any day the New York Stock
      Exchange (the "Exchange") is open for trading. There is a maximum sales load of 3.00% (3.09% of the net amount invested) for purchasing Class A Shares of the Fund. Class D Shares are subject to a maximum contingent deferred sales charge of 1.00% of the lesser of net asset value at purchase or net asset value at redemption. In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan and $250 for shares purchased through qualified retirement plans. The minimum subsequent purchase amounts is $100 or more. You may purchase shares of the Fund through Stephens, Wells Fargo Bank, as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of shares of the Fund may be made by wire directly to the Transfer Agent. The Fund may pay to the distributor a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares and a monthly fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class D Shares to compensate the Distributor for distribution-related services provided by it or to reimburse it for other distribution-related expenses. See "Purchase of Shares" and "Distribution Plans." The Fund also may pay servicing agents a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D Shares to compensate them for certain services. See "Servicing Plan."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of the Fund are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same class of the Fund unless you elect to receive dividends by check. Any capital gains will be distributed annually and may be reinvested in Fund shares of the same class or paid by check at the shareholder's election. All reinvestments of dividends and/or capital gain distributions in shares of the Fund are effected at the then current net asset value free of any sales load. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of the same class of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement. The Fund's net investment income available for distribution to holders of the Fund's Class D Shares is reduced by the amount of servicing fees payable to servicing agents under the Servicing Plan (as defined below). See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open, shares may be redeemed upon request to Stephens or the Transfer Agent directly or through any authorized broker/dealer or financial institution. Shares may be redeemed by a request in good form in writing or through telephone direction. Proceeds are payable by check. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, the Company does not charge for redeeming its shares. However, the Company reserves the right to impose charges for wiring redemption proceeds. See "Redemption of Shares."

Q.    WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE
      FUND?

A. An investment in the Fund is not insured against loss of principal. When the value of the securities that the Fund owns declines, so does the value of your Fund shares. The portfolio securities of the Fund are subject to interest rate risk. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the municipal securities in which the Fund invests and hence the value of your investment in the Fund. The values of such securities generally change inversely to changes in market interest rates. The Fund, although it invests primarily in high-quality municipal securities, is subject to credit risk. Credit risk is the risk that the issuers of the debt securities in which the Fund invests may default on the payment of principal and/or interest. The mortgage-revenue bonds in which the Fund invests may be redeemed prior to maturity. Such redemptions tend to increase when interest rates decline, and may present the Fund with more principal to invest at lower rates. You should be prepared to accept some risk with the money you invest in the Fund. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective.

Q.    WHAT ARE DERIVATIVES AND DOES THE FUND USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some of the permissible investments described in this Prospectus, such as variable-rate instruments which have an interest rate that is reset periodically based on an index, can be considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Q.    WHAT STEPS DOES THE FUND TAKE TO CONTROL DERIVATIVES-RELATED RISKS?

A. Wells Fargo Bank, as investment adviser to the Fund, uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risks and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives. Derivatives use by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage.

                              SUMMARY OF EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                CLASS A     CLASS D
                                                                                SHARES      SHARES
                                                                                -------     -------
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...   3.00%       0.00%
Maximum Deferred Sales Load* (as a percentage of the lesser of net asset value at purchase or net asset value at redemption)
  Redemption during year 1....................................................   0.00%       1.00%
  Redemption after year 1.....................................................   0.00%       0.00%

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                CLASS A     CLASS D
                                                                                SHARES      SHARES
                                                                                -------     -------
Management Fees...............................................................   0.50%       0.50%
12b-1 Fees(1).................................................................   0.15%       0.50%
Total Other Expenses(1):
  Servicing Fees..............................................................   0.00%       0.25%
  Other Expenses(1)...........................................................   0.15%       0.15%
                                                                                -------     -------
Total Fund Operating Expenses(1)**............................................   0.80%       1.40%

---------------

(1) After any waivers and reimbursements

                                    EXAMPLES

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                               ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
  in Class A Shares of the Fund, assuming (1) a 5% annual
  return and (2) redemption at the end of each time period
  indicated..................................................   $ 38      $  55       $73        $126
You would pay the following expenses on a $1,000 investment
  in Class D Shares of the Fund, assuming (1) a 5% annual
  return and (2) redemption at the end of each time period
  indicated..................................................   $ 24      $  44       $77        $168
You would pay the following expenses on the same investment
  in Class D Shares of the Fund, assuming no redemption......   $ 14      $  44       $77        $168

------------

 * See "Contingent Deferred Sales Charge."

** As further described in the Prospectus under the caption "Advisory, Administration and Distribution Arrangements," Stephens and Wells Fargo Bank each has agreed to waive or reimburse all or a portion of its respective fees in circumstances where Fund expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Stephens and Wells Fargo Bank each may elect, in its sole discretion, to waive its respective fees or reimburse expenses. Also, the Company and its Distributor have agreed to limit the Fund's payment of 12b-1 fees relating to Class A Shares, at least through the end of the current fiscal year, to a maximum of 0.15% of the average daily net assets attributable to Class A Shares. The maximum permissible 12b-1 fee relating to Class A Shares is 0.25% of such assets. Any such waivers, limits or reimbursements would reduce the total expenses of the Fund. There can be no assurance that waivers and reimbursements will continue. The percentages shown above with respect to Class A Shares and Class D Shares under "Total Other Expenses" and "Total Fund Operating Expenses" are based on amounts incurred during the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Absent waivers and reimbursements, "Total Other Expenses" and "Total Fund Operating Expenses" with respect to the Class A Shares would have been 0.23% and 0.98%, respectively. Absent waivers and reimbursements, these percentages, with respect to Class D Shares, would have been 0.74% and 1.74%, respectively. Long-term shareholders of the Fund could pay more in distribution related charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). There can be no assurances that the waivers, limits and reimbursements will continue.

                            ------------------------

     The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no other sales loads, redemption fees or exchange fees charged by the Fund. However, the Company reserves the right to impose charges for wiring redemption proceeds. The Examples should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See Prospectus sections captioned "Advisory, Administration and Distribution Arrangements," "Distribution Plan" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to the Fund.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Fund's 1994 annual financial statements. The financial statements are incorporated by reference into the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Fund's 1994 annual financial statements and the notes thereto. The SAI has been incorporated by reference into this Prospectus.

                             MUNICIPAL INCOME FUND

                    FOR A CLASS A SHARE OUTSTANDING AS SHOWN

                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                  1994            1993            1992           1991*
                                                              ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period........................    $  11.27       $    10.56       $  10.25        $  10.00
Income From Investment Operations:
Net Investment Income.......................................        0.60             0.64           0.66            0.28
Net Realized and Unrealized Capital Gain/(Loss) on
  Investments...............................................       (1.36)            0.71           0.32            0.25
                                                              -----------     -----------     -----------     -----------
Total From Investment Operations............................       (0.76)            1.35           0.98            0.53
Less Distributions:
Dividends From Net Investment Income........................       (0.60)           (0.64)         (0.66)          (0.28)
Distributions From Net Realized Capital Gain................        0.00             0.00          (0.01)           0.00
                                                              -----------     -----------     -----------     -----------
Total Distributions.........................................       (0.60)           (0.64)         (0.67)          (0.28)
Net Asset Value, End of Period..............................    $   9.91       $    11.27       $  10.56        $  10.25
                                                              ===========     ===========     ===========     ===========
Total Return (not annualized)+..............................       (6.82)%          13.11%          9.94%           5.81%
Ratios/Supplemental Data:
Net Assets, End of Period (000).............................    $ 73,791       $  104,701       $ 52,553        $ 16,585
Number of Shares Outstanding, End of Period (000)...........       7,446            9,294          4,976           1,618
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net
  Assets(1).................................................        0.43%            0.39%          0.23%           0.00%
Ratio of Net Investment Income to Average Net Assets(2).....        5.77%            5.56%          6.05%           6.38%
Portfolio Turnover..........................................          32%              15%            67%              5%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses............................        0.98%            1.09%          1.20%           3.02%
(2) Ratio of Net Investment Income to Average Net Assets
    Prior to Waived Fees and Reimbursed Expenses............        5.22%            4.86%          5.08%           3.36%
 *  The Fund commenced operations on July 15, 1991.
 +  Total returns do not include any sales charges.

                             MUNICIPAL INCOME FUND

                    FOR A CLASS D SHARE OUTSTANDING AS SHOWN

                                                                           YEAR ENDED     PERIOD ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              1994           1993*
                                                                          ------------    ------------
Net Asset Value, Beginning of Period....................................    $  15.26        $  15.00
Income From Investment Operations:
Net Investment Income...................................................        0.73            0.36
Net Realized and Unrealized Capital Gain/(Loss) on Investments..........       (1.84)           0.26
                                                                          ----------      ----------
Total From Investment Operations........................................       (1.11)           0.62
Less Distributions:
Dividends From Net Investment Income....................................       (0.73)          (0.36)
Distributions From Net Realized Capital Gain............................        0.00            0.00
                                                                          ----------      ----------
Total Distributions.....................................................       (0.73)          (0.36)
Net Asset Value, End of Period..........................................    $  13.42        $  15.26
                                                                          ==========      ==========
Total Return (not annualized)+..........................................       (7.37)%          4.19%
Ratios/Supplemental Data:
Net Assets, End of Period (000).........................................    $ 15,545        $ 14,771
Number of Shares Outstanding, End of Period (000).......................       1,158             968
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1)..............................        1.02%           1.13%
Ratio of Net Investment Income to Average Net Assets(2).................        5.17%           4.14%
Portfolio Turnover......................................................          32%             15%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees and
    Reimbursed Expenses.................................................        1.74%           1.84%
(2) Ratio of Net Investment Income to Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses........................................        4.45%           3.43%
 *  This Class commenced operations on July 1, 1993.
 +  Total returns do not include the 1% contingent deferred sales charge.

                       INVESTMENT OBJECTIVE AND POLICIES

     INVESTMENT OBJECTIVE -- The Fund seeks to provide investors with a high level of income, consistent with the preservation of capital, by investing primarily in a diversified portfolio of high quality, medium- to long-term municipal securities issued by or on behalf of states, territories, and possessions or commonwealths of the United States and the District of Columbia or their political subdivisions, authorities, agencies and instrumentalities, the income of which is exempt from federal income tax, but subject to the federal alternative minimum tax ("tax-advantaged"). The investment adviser may rely either on the opinion of counsel to the issuer of the municipal securities or on Internal Revenue Service rulings regarding the tax treatment of the securities. Since a significant portion of the Fund's income is expected to be subject to the alternative minimum tax, investors who may be subject to such tax should consult their tax advisors prior to investing in the Fund. As with all mutual funds, there can no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective.

     As a matter of fundamental policy, the Fund will, under normal market conditions, invest at least 80% of its net assets in tax-advantaged municipal securities that, at the time of purchase, are assigned the highest rating by an NRSRO or, if unrated, are considered by Wells Fargo Bank, as the Fund's investment adviser and under the supervision of the Board of Directors, to be of comparable quality. In addition, under normal market conditions, the Fund will seek to invest substantially all of its net assets in the highest rated, medium- to long-term, tax-advantaged municipal securities, except that it will maintain that portion of its net assets in short-term, high quality investments reasonably considered necessary to meet redemption requests and liquidity needs and may maintain a higher portion in such investments for temporary defensive purposes.

     The highest rating assigned by Standard & Poor's Corporation ("S&P") is "AAA" for state and municipal bonds, "SP-1" for state and municipal notes, and "A-1" for state and municipal commercial paper. The highest rating assigned by Moody's Investors Service, Inc. ("Moody's") is "Aaa," "MIG 1," and "P-1" for state and municipal bonds, notes and commercial paper, respectively. Instruments assigned these ratings by S&P or Moody's are judged by such organizations to be high quality instruments which present minimal risks and offer a strong capacity for repayment of principal and interest. If a municipal security ceases to be rated or is downgraded below the highest quality rating after purchase by the Fund, the Fund may retain or dispose of such security. In any event, the Fund does not intend to purchase or retain any municipal security that is rated below the top two ratings assigned by an NRSRO, or, if unrated, is considered by the investment adviser to be of comparable quality. A description of ratings is contained in the Appendix to the SAI.

     Under normal market conditions, the Fund may not invest more than 25% of its assets in securities of any one industry or in municipal securities of any single state, territory, possession, commonwealth, or the District of Columbia.

     MUNICIPAL BONDS -- Municipal bonds generally have a maturity at the time of issuance of up to thirty years. They are principally classified either as "general obligation" bonds or "revenue" bonds. General Obligation bonds are secured by the pledge of the municipality's full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular project or facility, or in some cases, from the proceeds of special excise tax, and generally are dependent solely on a specific revenue source.

     The Fund may invest in Mortgage Revenue Bonds ("MRBs"), a specific type of municipal bond. MRBs are usually limited obligations issued by a municipality, its instrumentality or its special purpose authority. MRBs do not represent indebtedness of these issuers, but are payable from and secured by certain revenues and assets pledged as collateral. MRBs may be collateralized by a pool of mortgage-backed securities ("MBSs") that are either: (i) guaranteed as to timely payment of principal and interest by the Government National Mortgage Association ("GNMA"), a wholly owned corporate instrumentality of the United States; (ii) guaranteed as to timely payment of principal and interest by the Federal National Mortgage Association ("FNMA"), a publicly owned, government sponsored corporation; or (iii) guaranteed as to full and timely payment of interest and ultimate payment of principal by the Federal Home Loan Mortgage Corporation ("FHLMC"), a publicly chartered corporation. GNMA guarantees are backed by the full faith and credit of the United States. FNMA and FHLMC guarantees are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are instrumentalities of the U.S. Government, the MBSs backed by their guarantees are high quality instruments that present minimal credit risks. The MBSs, in turn, are collateralized by pools of first-lien mortgage loans ("Mortgage Loans") made to persons of low-to-moderate income to purchase new and existing one- to four-family residences located in the applicable municipality or state or to developers for the acquisition and construction of multi-family housing for low-to-moderate income residents or senior citizens. The Mortgage Loans underlying the MBSs may themselves be insured or guaranteed by the Federal Housing Administration or the Veterans Administration. MRBs purchased by the Fund generally have an initial scheduled maturity of between 30 and 40 years.

     MRBs are subject to the risk of redemption prior to maturity. Such redemption is more likely to occur during periods of declining interest rates. If an MRB is redeemed prior to maturity, the Fund may have to reinvest the proceeds at a rate of interest which is lower than the rate on the MRB that was redeemed.

     The Fund may also invest in municipal bonds which are covered by insurance guaranteeing the scheduled payment of principal and interest until their maturity ("Insured Municipal Bonds"). This insurance feature minimizes the risks to the Fund and its shareholders associated with payment delays or defaults in these portfolio securities, but does not guarantee the market value of these portfolio securities or the value of the shares of the Fund. The price paid or received for an Insured Municipal Bond may be higher than the price that would otherwise be paid or received for the municipal bond absent the insurance. In addition, an Insured Municipal Bond is likely to receive a higher rating by an NRSRO than it would receive without the insurance.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

OTHER MUNICIPAL SECURITIES

     Pending the investment of proceeds from the sale of Fund shares or portfolio securities, in anticipation of redemptions, to maintain liquidity or for temporary defensive purposes, the Fund will invest in other municipal securities, which include:

     MUNICIPAL NOTES -- Municipal notes purchased by the Fund generally have maturities at the time of issuance of three years or less. Subject to its investment objective and policies, the Fund may invest in municipal notes that are rated at the date of purchase "MIG 2" (or "VMIG 2" in the case of an issue having a variable rate demand feature) or better by Moody's, or "SP-2" or better by S&P, or notes that are not rated but that are considered by the investment adviser to be of comparable quality. Municipal notes generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is, therefore, dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

     The Fund also may invest in certain "private activity" bonds or notes, such as pollution control bonds, the interest on which also may be subject to the alternative minimum tax. See discussion in "Taxes" below.

     MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Subject to its investment objective and policies, the Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's or "A-1+," "A-1" or "A-2" by S&P, or municipal commercial paper that is not rated but is considered by the Investment Adviser to be of comparable quality.

     The value of the Fund's portfolio of municipal securities will vary as a result of interest changes and the issuer's ability, or the market's perception of the issuer's ability, to meet its principal and interest obligations.

TAXABLE AND OTHER INVESTMENTS

     Pending the investment of proceeds from the sale of Fund shares or proceeds from the sale of portfolio securities, in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, the Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves or in taxable securities, including (i) direct obligations of the U.S. Treasury; (ii) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1" or "A-1+" by S&P; and (iii) shares of unaffiliated open-end, management investment companies that invest primarily in high-quality, short-term securities, and that have a fundamental policy of investing, under normal market circumstances, at least 80% of their net assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. Such investment companies can be expected to charge management fees and other operating expenses that would be in addition to those charged by the Fund. However, the investment adviser has undertaken to waive its advisory fees with respect to Fund assets so invested (except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition). In no event may the Fund, together with any company or companies controlled by it, own more than 3% of the total outstanding voting stock of any such investment company, nor may the Fund, together with any controlled company or companies, invest more than 5% of its assets in any one such investment company or invest more than 10% of its assets in securities of all such investment companies combined.

WHEN-ISSUED SECURITIES

     The Fund may purchase portfolio securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance.

FLOATING- AND VARIABLE-RATE INSTRUMENTS

     Certain of the debt instruments that the Fund may purchase bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in floating- and variable-rate obligations purchased from banks. With respect to the tax-exempt status of these certificates, the investment adviser may rely upon either the opinion of counsel or Internal Revenue Service rulings issued with respect thereto. Wells Fargo Bank, as investment adviser, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events occurring between the date the Fund elects to demand payment on a floating- or variable-rate instrument and the date payment is due may affect the ability of the issuer of the instrument to make payment when due, and unless such demand instrument permits same-day settlement, may affect the Fund's right to obtain payment at par. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided an active secondary market exists.

LETTERS OF CREDIT

     The Fund may purchase debt obligations, including municipal securities, certificates of participation, commercial paper and other short-term obligations, backed by an irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of Wells Fargo Bank, as investment adviser, be of investment quality comparable to other permitted investments of the Fund.

                            ------------------------

     The Fund's investment objective, as set forth in the first paragraph of the section describing the Fund's investment objective and policies, is fundamental; that is, the investment objective may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. If the Board of Directors determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will disclose any such material changes in the then current prospectus.

     In addition, as a matter of fundamental policy, the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing exceeds 5% of the Fund's net assets). As a matter of non-fundamental policy, the Fund may invest up to 10% of the current value of its net assets in restricted securities and other illiquid securities.

             ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Board of Directors, in addition to supervising the actions of the investment adviser, administrator and distributor, as set forth below, decide upon matters of general policy.

INVESTMENT ADVISER

     Pursuant to an Advisory Contract, the Fund is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets for individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company (other than those structured as "feeder funds"), and to six other registered open-end management investment companies, which consist of several separately managed investment portfolios.

     The Advisory Contract provides that Wells Fargo Bank shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Board of Directors periodic reports on the investment strategy and performance of the Fund.

     Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Fund and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contract, Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. From time to time, Wells Fargo Bank may waive such fee in whole or in part. Any waiver would reduce expenses of the Fund and, accordingly, have a favorable impact on the yield or return of the Fund. For the year ended December 31, 1994, Wells Fargo Bank was paid 0.40% of the average daily net assets of the Fund as compensation for its services as investment adviser.

     Mr. David Wines is responsible for the day-to-day management of the Municipal Income Fund. Mr. Wines has managed tax-exempt fixed-income portfolios for over a decade. Prior to joining Wells Fargo Bank in 1990, he held senior investment management positions for both Matson Navigation Company, Inc. and The Electric Power Research Institute, a research consortium for the electric power industry. He holds a B.S. in finance from the University of Oregon, an M.B.A. from Golden Gate University and is a member of the Security Analysts of San Francisco. Mr. Wines has co-managed the Fund since July 1991.

     Ms. Mary Sebrell is also responsible for the day-to-day management of the Municipal Income Fund. Ms. Sebrell has managed municipal bond portfolios at Wells Fargo Bank for 13 years; her total municipal investment experience exceeds 20 years. Prior to joining Wells Fargo Bank, she worked at John Nuveen and Company, a firm specializing in municipal investments. She holds a B.A. from Washburn University and is a member of the National Federation of Municipal Analysts and has served as the program chairperson for the California Chapter's meeting presentations. Ms. Sebrell has co-managed the Fund since July 1991.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into an agreement with the Fund under which Stephens acts as Administrator for the Fund. For these administrative services, Stephens is entitled to receive from the Fund a monthly fee at the annual rate of 0.10% of its average daily net assets. From time to time, Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses of the Fund and, accordingly, have a favorable impact on the yield and total return of the Fund.

     The Administration Agreement between Stephens and the Fund states that Stephens shall provide as administrative services, among other things, general supervision (i) of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent auditors and legal counsel; (ii) in connection with regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; and (iii) relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund and pays the compensation of the Company's directors, officers and employees who are affiliated with Stephens.

     Stephens, as the principal underwriter of the Fund within the meaning of the Investment Company Act of 1940 (the "1940 Act"), has also entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Class A Shares and Class D Shares of the Fund. The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of its Class A Shares and Class D Shares and may enter into selling agreements with broker/dealers or financial institutions to market and make available Class A Shares and Class D Shares to their respective customers.

     Under the Distribution Agreement, Stephens is entitled to receive from the Fund a monthly fee at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares Fund and a monthly fee at an annual rate of up to 0.50% of the daily net assets of the Class D Shares of the Fund. The actual fee payable to Stephens is determined, within such limits, from time to time by mutual agreement between the Company and Stephens, and may not exceed the maximum amount payable under the Rules of Fair Practice of the NASD. With respect to Class A Shares, the Company and Stephens have mutually agreed to limit the fee to 0.15% of the Fund's average daily net assets attributable to Class A Shares. Stephens may enter into selling agreements with one or more selling agents under which such agents may receive from Stephens compensation for sales support services. Such compensation may include, but is not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. Services provided by selling agents in exchange for commissions and other payments to selling agents are the principal sales support services provided to the Fund. Stephens may retain any portion of the total distribution fee payable under the Distribution Agreement to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. Since the Distribution Agreement provides for fees that are used by Stephens to pay for distribution services, a plan of distribution for each class of shares (individually a "Plan", collectively the "Plans") and the

Distribution Agreement are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expense of distributing its shares. See Prospectus section captioned "Distribution Plans" for a more complete description of the Plans.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

SERVICING AGENTS

     The Fund may enter into servicing agreements with one or more servicing agents on behalf of Class D Shares of the Fund. Under such agreements, servicing agents provide shareholder liaison services, which may include responding to customer inquiries and providing information on shareholder investments, and provide such other related services as the Fund or a Class D Shareholder may reasonably request. For these services, a servicing agent receives a fee which will not exceed, on an annualized basis for the Fund's then current fiscal year, 0.25% of the average daily net assets of the Class D Shares of the Fund represented by Class D Shares owned by investors with whom the servicing agent maintains a servicing relationship, or an amount which equals the maximum amount payable to the servicing agent under applicable laws, regulations or rules, whichever is less.

                            ------------------------

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Fund is determined by Wells Fargo Bank on each day that the Exchange is open for trading. The net asset value of a share of a class of a Fund is the value of total net assets attributable to each class divided by the number of outstanding shares of that class. The value of net assets per class is determined daily by adjusting the net assets per class at the beginning of the day by the value of each class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each class by attributing to each class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each class as appropriate. The net asset value of each class is expected to fluctuate daily.

     The value of assets of the Fund (other than debt obligations maturing in 60 days or less) is determined as of the close of regular trading on the Exchange (referred to hereafter as "the close of the Exchange"), which is currently 4:00 p.m. New York time. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Board of Directors. Prices used for such valuations may be provided by independent pricing services.

PERFORMANCE DATA

     From time to time, the Company may advertise various yield and total return information with respect to a class of shares of the Fund. Total return and yield information of a class of shares are based on the historical earnings and performance of such class of shares and should not be considered representative of future performance.

     The total return of a class of shares of the Fund is calculated by comparing the value of a hypothetical investment made at the public offering price of the class of shares (which includes the maximum sales charge for the class of shares) at the beginning of a specified period with the net asset value of such investment in a class of shares at the end of the specified period (assuming reinvestment of all dividends and capital gain distributions). The resulting percentage will be used to determine the positive or negative rate of return that an investor would have earned from reinvested dividends and capital gain distributions and changes in share price during the period for the class of shares. The Fund may also, at times, calculate total return of a class of shares based on the net asset value per share of a class of shares (rather than the public offering price), in which case the figures would not reflect the applicability of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that total return data derived pursuant to the calculation described above are also presented.

     The yield of a class of shares will be computed by dividing its net investment income per share of the class earned during a specified period by its public offering price per share (which includes the maximum sales charge) on the last day of such period and annualizing the result. The Fund also may advertise tax-equivalent yield, which assumes that a stated income tax rate has been applied to non-exempt income to derive the same yield as that of the Fund (which may not reflect the applicability of the alternative minimum tax). For purposes of sales literature, these yields may also, at times, be calculated on the basis of the net asset value per share of the class (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that yield data derived pursuant to the calculation described above also are presented.

     Because of differences in the fees and/or expenses borne by Class D Shares of the Fund, the net yield on such shares can be expected, at any given time, to differ from the net yield on Class A Shares. Performance information will be computed separately for Class A Shares and Class D Shares.

     Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Shares of the Fund may be purchased on any day the Exchange is open for trading through Stephens, the Transfer Agent, or any authorized broker/dealers or financial institutions with which Stephens has entered into agreements. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce the clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan and $250 for shares purchased through a retirement plan qualified under the Internal Revenue Code of 1986, as amended (the "Code"). The minimum subsequent purchase amount is $100. The minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. The Company reserves the right to reject any purchase order. All funds, net of sales loads, will be invested in full and fractional Shares. Checks will be accepted for the purchase of the Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address and telephone number on the front cover of the Prospectus.

     Shares of the Fund are offered continuously at the applicable offering price (including any sales load) next determined after a purchase order is received. Payment for shares purchased through a broker/dealer will not be due from the broker/dealer until the settlement date, currently five business days after the order is placed. Effective June 7, 1995, the settlement date normally will be three business days after the order is placed. It is the broker/dealer's responsibility to forward payment for shares being purchased to the Fund promptly. Payment for orders placed directly through the Transfer Agent must accompany the order.

                            ------------------------

     When payment for shares of the Fund through the Transfer Agent is by a check that is drawn on any member bank of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay execution of an order.

     When shares of the Fund are purchased through a broker/dealer or financial institution, Stephens reallows that portion of the sales load designated below as the Dealer-Allowance. Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. If all sales charges are paid or reallowed to a broker/dealer or financial institution, it may be deemed an "underwriter" under the Securities Act of 1933. When shares are purchased directly through the Transfer Agent and no broker/dealer or financial institution is involved with the purchase, the entire sales load is paid to Stephens.

     Sales loads relating to the purchase of Class A Shares of the Fund are as follows:

                                                                                    DEALER
                                                         SALES LOAD   SALES LOAD   ALLOWANCE
                                                          AS % OF      AS % OF      AS % OF
                        CLASS A SHARES                    OFFERING    NET AMOUNT   OFFERING
                      AMOUNT OF PURCHASE                   PRICE       INVESTED      PRICE
        -----------------------------------------------  ----------   ----------   ---------
        Less than $100,000.............................     3.00%        3.09%        2.75%
        $100,000 up to $199,999........................     2.00         2.04         1.75
        $200,000 up to $599,999........................     1.00         1.01         0.90
        $600,000 up to $999,999........................     0.60         0.60         0.50
        $1,000,000 and over............................     0.00         0.00         0.00

     Class D Shares are not subject to a front-end sales load. However, Class D Shares which are redeemed within one year from the receipt of a purchase order will be subject to a contingent deferred sales charge equal to 1% of the dollar amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of such shares at the time of redemption.

     A selling agent or servicing agent and any other person entitled to receive compensation for selling or servicing shares may receive different compensation for selling or servicing Class A Shares as compared with Class D Shares.

REDUCED SALES CHARGE -- CLASS A SHARES

     The above Volume Discounts are available to you based on the combined dollar amount being invested in Class A Shares of the Fund or of Class A Shares of one or more of the portfolios of the Company which assess a sales load (the "Load Funds"). Because Class D Shares are not subject to a front-end sales charge, the amount of Class D Shares you hold is not considered in determining any volume discount.

     The Right of Accumulation allows you to combine the amount being invested in Class A Shares of the Fund with the total net asset value of Class A Shares in any of the Load Funds already owned in accordance with the above sales load schedule to reduce the sales load. For example, if you own Class A Shares of the Company's other investment portfolios with an aggregate net asset value of $90,000 and invest an additional $20,000 in Class A Shares of the Fund, the sales load on the entire additional amount would be 2.00% of the offering price. To obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales load, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period at reduced sales loads based on the total amount intended to be purchased plus the total net asset value of Class A Shares in any of the Load Funds already owned. Each investment made during the period receives the reduced sales load applicable to the total amount of the intended investment. If such amount is not invested within the period, you must pay the difference between the sales loads applicable to the purchases made and the charges previously paid.

     You may Reinvest proceeds from a redemption of Class A Shares of the Fund in Class A Shares of the Fund or in Class A Shares of another of the Company's investment portfolios that offers Class A Shares at net asset value, without a sales load, within 120 days after such redemption. However, if the other investment portfolio charges a sales load that is higher than the sales load that you have paid in connection with the Class A Shares you have redeemed, you pay the difference. In addition, the Class A Shares of the other investment portfolio to be acquired must be registered for sale in your state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of the Class A Shares must be received by the Fund or the Transfer Agent within 120 days after the effective date of the redemption.

     If you realized a gain on your redemption, the reinvestment will not alter the amount of any federal capital gains tax payable on the gain. If you realized a loss on your redemption, the reinvestment may cause some or all of such loss to be disallowed as a tax deduction, depending on the number of Class A Shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the Class A Shares acquired upon the reinvestment.

     Reductions in front-end sales loads apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

     Reductions in front-end sales loads also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales load, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by Directors, officers and employees (and their spouses and children under the age of 21) of the Company, Stephens, its affiliates and other broker/dealers that have entered into agreements with Stephens to sell such shares. Class A Shares of the Fund also may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by present and retired Directors, officers and employees (and their spouses and children under the age of 21) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree. Such shares also may be purchased at such price by employee benefit and thrift plans for such persons and to any investment advisory, trust or other fiduciary account (other than an individual retirement account) maintained, managed or advised by Wells Fargo Bank or Stephens or their affiliates. In addition, Class A Shares also may be purchased at net asset value by pension, profit sharing or other employee benefit plans established under Section 401 of the Code.

     Class A Shares of the Fund may be purchased at a price equal to the net asset value of such shares, without a sales load, by the following types of investors that place trades through an omnibus account maintained at the Fund by a discount broker/dealer: trust companies; investment advisers and financial planners on behalf of their clients; retirement and deferred compensation plans and the trusts used to fund these plans.

     By investing in the Fund, you appoint the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares of the Fund can be obtained on request. It is more complicated to redeem shares held in certificated form, and the expedited redemption described below is not available with respect to certificated shares.

CONTINGENT DEFERRED SALES CHARGE -- CLASS D SHARES

     Class D Shares which are redeemed within one year of the receipt of a purchase order for such shares will be subject to a contingent deferred sales charge equal to 1.00% of an amount equal to the lesser of the net asset value at the time of purchase for the Class D Shares being redeemed or the net asset value of such shares at the time of redemption. Accordingly, a contingent deferred sales charge will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition a charge will not be assessed on Class D Shares purchased through reinvestment of dividends or capital gains distributions. In determining whether a contingent deferred sales charge is applicable to a redemption, Class D Shares are considered redeemed on a first-in, first-out basis so that Class D Shares held for a longer period of time are considered redeemed prior to more recently acquired shares.

     The contingent deferred sales charge is waived on redemptions of Class D Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached age 70 1/2, (iii) effected pursuant to the Company's right to liquidate a shareholder's account if the aggregate net asset value of the shareholder's account is less than the minimum account size, or
(iv) in connection with the combination of the Company with any other registered investment company by a merger, acquisition of assets, or by any other reorganization transaction.

     Investors who are entitled to purchase Class A Shares of the Fund at net asset value without a sales load should not purchase Class D Shares. Other investors, including those who are entitled to purchase Class A Shares of the Fund at a reduced sales load, should compare the fees assessed on Class A Shares against those assessed on Class D Shares (including potential contingent deferred sales charges and higher Rule 12b-1 fees) in light of the amount to be invested and the anticipated time that the shares will be owned.

     Shares of the Fund may be purchased by any of the methods described below.

INITIAL PURCHASES OF FUND SHARES BY WIRE

     1. Telephone toll free (800) 572-7797. Give the name of the Fund in which the investment is to be made, the class of shares to be purchased, the name(s) in which the shares are to be registered, the address, social security or tax identification number (where applicable) of the person or entity in whose name(s) the shares are to be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank, which may charge a separate fee, to transmit the specified amount in federal funds ($1,000 or more) to:

     Wells Fargo Bank, N.A.
     San Francisco, California
     Bank Routing Number: 121000248
     Wire Purchase Account Number: 4068-000462
     Attention: Overland Express Municipal Income Fund (designate Class A or D) Account Name(s): (name(s) in which to be registered)
     Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

     Wells Fargo Bank, N.A.
     Overland Express Shareholder Services
     P.O. Box 63084
     San Francisco, California 94163
     Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price, or, in the case of Class D Shares, at the net asset value, next determined after the Account Application is received and accepted.

INITIAL PURCHASES OF FUND SHARES BY MAIL

     1. Complete an Account Application. Indicate the services to be used.

     2. Mail the Account Application and a check for $1,000 or more, payable to "Overland Express Municipal Income Fund (designate Class A or D)" to its mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of $100 or more may be made by instructing the Fund's Transfer Agent to debit an approved account designated in the Account Application, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Overland Express Municipal Income Fund (designate Class A or D)" to the above address. Write the Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides you with a convenient way to establish and automatically add to your existing accounts on a monthly basis. If you elect to participate in this plan, you must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated bank account (provided your bank is a participant in the automated clearing house system). The Transfer Agent withdraws and uses this amount to purchase shares of the Fund on or about the fifth business day of each month. There are no additional fees charged for participating in this plan.

     You may change the investment amount, suspend purchases or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if the designated bank account balance is insufficient to make a scheduled withdrawal, or if either the designated bank account or your account is closed.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for shares of the Fund placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale, including orders for which payment is to be made from free cash credit balances in securities accounts held by a dealer, will be effective on the same day the order is placed if received by the Transfer Agent before the close of business. Purchase orders that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. Payment for Fund shares is not due until settlement date. Broker/dealers and financial institutions may benefit from the temporary use of payments to the Fund during the settlement period. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     You may exchange Class A Shares of the Fund for shares of the same class of the Company's other investment portfolios or for shares of the California Tax-Free Money Market Fund, the Money Market Fund or the U.S. Treasury Money Market Fund in an identically registered account at respective net asset values, provided that, if the other investment portfolio charges a sales load on the purchase of the class of shares being exchanged that is higher than the sales load that you have paid in connection with the shares you are exchanging, you pay the difference. Class D Shares of the Fund may be exchanged for Class D Shares of one of the Company's other investment portfolios that offer Class D Shares or for Class A Shares of the Money Market Fund in an identically registered account at respective net asset values. You are not charged a contingent deferred sales charge on exchanges of Class D Shares for shares of the same class of another of the Company's investment portfolios or for Class A Shares of the Money Market Fund. If you exchange Class D Shares for shares of the same class of another investment portfolio, or for Class A Shares of the Money Market Fund, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of the initial purchase of the previously held shares. Accordingly, if you exchange Class D Shares for Class A Shares of the Money Market Fund, and redeem the shares of the Money Market Fund within one year of the receipt of the purchase order for the exchanged Class D Shares, you will have to pay a deferred sales charge equal to the contingent deferred sales charge applicable to the previously exchanged Class D Shares. If you exchange Class D Shares of an investment portfolio for Class A

Shares of the Money Market Fund, you may subsequently re-exchange the acquired Class A Shares only for Class D Shares. If you re-exchange the Class A Shares of the Money Market Fund for Class D Shares, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of your initial purchase of Class D Shares. In addition, shares of the investment portfolio to be acquired must be registered for sale in your state of residence. You should obtain, read and retain the Prospectus for the investment portfolio which you desire to exchange into before submitting an exchange order.

     You may exchange shares by writing the Transfer Agent as indicated below under Redemption by Mail, or by calling the Transfer Agent or your authorized broker/dealer or financial institution or servicing agent, unless you have elected not to authorize telephone exchanges in your Account Application (in which case you may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent in advance of the first such exchange). Shares held in certificated form may not be exchanged by telephone. The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares, except that, with respect to an exchange transaction between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. The Company reserves the right to limit the number of times shares may be exchanged between Funds, or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the Fund's other shareholders, such as when management believes that such action would be appropriate to protect such fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you decline such privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. If the Transfer Agent does not follow such procedures, the Company and the Transfer Agent may be liable for any losses attributable to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, as described under "Purchase of Shares," the Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. On a day the Fund is open for business, redemption orders received by an authorized broker/dealer or financial institution before the close of the Exchange and received by the Transfer Agent before the close of business on the same day will be executed at the net asset value per share determined at the close of the Exchange on that day. Redemption orders received by authorized broker/dealers or financial institutions after the close of the Exchange, or not received by the Transfer Agent prior to the close of business, will be executed at the net asset value determined at the close of the Exchange on the next business day.

     Redemption proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, ordinarily will be remitted within seven days after the order is received in proper form, except proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If an expedited redemption is requested, redemption proceeds will be distributed only if the check used for investment is deemed to be cleared for payment by your bank, currently considered by the Company to be a period of up to 15 days after investment. The proceeds, of course, may be more or less than cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     1. Write a letter of instruction. Indicate the dollar amount of or number of shares to be redeemed. Refer to your Fund account number and provide either a social security or a tax identification number (as applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $5,000 or more, or redemption proceeds are to be paid to someone other than you at your address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. If shares to be redeemed are held in certificated form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

     5. Mail the letter to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchase of Fund Shares by Wire."

     Unless other instructions are given in proper form, a check for the proceeds of redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be sent to your address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides a way for you to have shares redeemed from your account and the proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, distributed to you on a monthly basis. You may elect to participate in this plan if you have a shareholder account valued at $10,000 or more as of the date of your election to participate, and are not also a participant in the Company's Systematic Purchase Plan at any time while participating in this plan. To participate in the plan you must specify an amount ($100 or more) to be distributed by check to your address of record or deposited in a designated bank account. The Transfer Agent redeems sufficient shares and mails or deposits the proceeds of the redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, as instructed on or about the fifth business day prior to the end of each month. There are no additional fees charged for participating in this plan.

     You may change the withdrawal amount, suspend withdrawals or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to a scheduled transaction. An election will be terminated automatically if your account balance is insufficient to make a scheduled withdrawal or if your account is closed.

EXPEDITED REDEMPTIONS

     If shares are not held in certificated form, you may request an expedited redemption of shares by letter or telephone (unless you have elected not to authorize telephone redemptions on your Account Application or other form that is on file with the Transfer Agent) on any day the Fund is open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     You may request expedited redemption by telephone by calling the Transfer Agent at (800) 572-7797.

     You may request expedited redemption by mail by mailing your expedited redemption request to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchase of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be wired or credited to the bank indicated in your Account Application or wired to an authorized broker/dealer or financial institution designated in your Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than yourself, to an address other than that of record, or to a bank, broker/dealer or financial institution that has not been predesignated, the expedited redemption must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by the close of business on any day the Fund is open for business, the redemption proceeds will be transmitted to your bank or predesignated broker/dealer or financial institution on the next business day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to your address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Redemption requests placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale will be effective on the same day the request is placed if received by the Transfer Agent before the close of business. Redemption requests that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of redemption requests to the Transfer Agent. Unless you have made other arrangements, and have informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions will be credited to your account with such broker/dealer or institution. You may request a check from the broker/dealer or financial institution or may elect to retain the redemption proceeds in your account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to you for such proceeds or prior to disbursement or reinvestment of such proceeds on your behalf.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000. Prior to such a redemption, you will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               DISTRIBUTION PLANS

     The Company's Board of Directors has adopted a Plan on behalf of each class of shares of the Fund. Under the Plans and pursuant to the Distribution Agreement, the Fund may pay certain distribution-related expenses. As discussed above, under the Distribution Agreement, the Fund may pay Stephens, as compensation for distribution-related services, a monthly fee at the annual rate of up to 0.25% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at the annual rate of up to 0.50% of the average daily net assets of the Class D Shares of the Fund. Since the fee payable to Stephens under the Distribution Agreement is based upon a percentage of the average daily net assets of a class of shares of the Fund and not upon the actual expenditures of Stephens, the expenses of Stephens (which may include overhead expenses) may be more or less than the fees received by it under the Distribution Agreement. All or a portion of the fees may be paid by Stephens to broker-dealers or financial institutions who have entered into selling agent agreements with Stephens, as compensation for sales support services.

                                 SERVICING PLAN

     The Company's Board of Directors has adopted a servicing plan ("Servicing Plan") on behalf of the Class D Shares of the Fund. Pursuant to the Servicing Plan the Fund may enter into servicing agreements with one or more servicing agents who agree to provide administrative support services to their customers who are the record or beneficial owners of Class D Shares. Such servicing agents will be compensated at an annual rate of up to 0.25% of the average daily net asset value of the Class D Shares held of record or beneficially by such customers.

                          DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare as a dividend to all shareholders of record substantially all of its net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time) on the day of declaration. Shares purchased in the Fund will begin earning dividends on the business day following the date the purchase order settles and shares redeemed will earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to shareholders of record at 4:00 p.m. (New York time) on the prior business day.

     Dividends of the Fund declared in, and attributable to, any month will be paid early in the following month. Shareholders of the Fund who redeem shares prior to a dividend payment date will be entitled to all dividends declared but unpaid prior to redemption on such shares on the next dividend payment date.

     Net capital gains of the Fund, if any, will be distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI).

     Dividends and/or capital gain distributions paid by the Fund may be invested in additional shares of the same class of shares of the Fund at net asset value (without any sales load) and credited to your account on the reinvestment date or, at your election, paid by check. Dividend checks and Statements of Account will be mailed within approximately three business days after the payment date. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement.

     The Fund's net investment income available for distribution to the holders of Class D Shares will be reduced by the amount of shareholder servicing fees payable to shareholder servicing agents under the Servicing Plan and by the incremental distribution fees payable under the Distribution Plan. There may be certain other differences in fees (e.g. transfer agent fees) between Class A Shares and Class D Shares that would affect their relative dividends.

                                     TAXES

     By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders, and its shareholders will not be subject to Federal income taxes on any dividends of the Fund attributable to interest from tax-exempt securities. However, dividends attributable to interest from taxable securities, accretion of market discount on certain bonds and capital gains (if any) will be taxable to shareholders. Generally, dividends of taxable income are taxable to shareholders at the time they are paid. However, dividends declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. The Fund intends to pay out all its net investment income and net realized capital gains (if any) for each year. The Fund's dividends will not qualify for the dividends-received deduction allowed to corporate shareholders.

     Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax. In addition, the portion of the Fund's exempt-interest dividend that is attributable to investments in MRBs and certain other municipal bond investments is expected to be treated as a preference item for purposes of the federal alternative minimum tax imposed on both individuals and corporations. Persons who may be subject to the federal alternative minimum tax or who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

     The Fund will inform you of the amount and nature of Fund dividends and capital gain distributions. You should keep all statements you receive to assist in your personal recordkeeping. The Company is required by federal law to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Fund if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes - Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. You should consult your individual tax advisor with respect to your particular tax situation as well as the state and local tax status of investments in shares of the Fund.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank has been retained to act as the Fund's custodian and transfer and dividend disbursing agent. Its principal place of business is 420 Montgomery Street, San Francisco, California 94163 and its transfer and dividend disbursing agency activities are managed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company, an open-end investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company currently offers twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required by the 1940 Act to elect Directors; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a Director or Directors. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable.

                   OVERLAND EXPRESS FUNDS, INC.                                     MUNICIPAL INCOME FUND
                                                                                     ACCOUNT APPLICATION
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                        PAGE 1 OF 5
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797
------------------------------------------------------------------------------------------------------------------------------------
 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE TO ACCOUNT #
------------------------------------------------------------------------------------------------------------------------------------

 / / INDIVIDUAL         1.    Individual                                                                     -       -
     USE LINE 1                                     ---------------------------------             ----------- ------- ------------
                                                    First Name   Initial   Last Name                      Soc. Security No.


 / / JOINT OWNERS       2.    Joint Owner                                                         (Only one Soc. Security No. is
     USE LINES 1 & 2                                ---------------------------------              required for Joint Owners)
                                                    First Name   Initial   Last Name

                              Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                              / / Tenants in Common

 / / TRANSFER TO        3.    Uniform
     MINORS                   Transfer              ------------------------------------------------------------------------------
     USE LINE 3               to Minors                      Custodian's Name (only one)             Minor's State of Residence
                                                                                                             -       -
                                                    -----------------------------------------     ----------- ------- ------------
                                                               Minor's Name (only one)                Minor's Soc. Security No.
 / / TRUST*             4.    Trust Name
                                                    ------------------------------------------------------------------------------
     USE LINE 4               Trustee(s)
                                                    ------------------------------------------------------------------------------
                                                           (If you would like Trustee's name included in registration.)

                              Trust ID Number
                                              ------------------------------------------------------------------------------------
                                              Please attach title page, the page(s) allowing investment in a mutual fund ("powers page") and signature page, and complete Section 7, "Authorization for Trusts and
                                              Organizations."

 / / ORGANIZATION*      5.   Organization Name                                                                 -
     USE LINE 5                                ----------------------------------------  ---------------------   -----------------
                                               *Complete "Authorization for Trusts and                    Tax I.D. No.
                                               Organizations" (Section 7).

------------------------------------------------------------------------------------------------------------------------------------
 ADDRESS:

 Number and Street                                                                                Apartment No.
                   ------------------------------------------------------------------------------               ------------------
 City                                                                     State               Zip Code
      -------------------------------------------------------------------       ------------           ---------------------------
 Telephone Numbers:  (DAY)            -           -                           (EVENING)            -           -
                           ----------- ----------- ------------------                   ----------- ----------- ------------------
                           (Area Code)                                                  (Area Code)
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                  LOGO                                         MUNICIPAL INCOME FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 2. INVESTMENT INSTRUCTIONS    (Minimum initial investment: $1,000.)
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AMOUNT:        $
                            -----------------------------

 TYPE OF ACCOUNT (CHOOSE ONE ONLY):

                                 / /  Class A Shares, or

                                 / /  Class D Shares (not available for purchases of $1,000,000 or more)

 Note: If no choice is indicated, Class A Shares will be selected.

 METHOD OF PAYMENT:              / /  Debit bank account designated in Section 3.

                                 / /  Check attached (payable to Overland Express Municipal Income Fund (designate Class A or D)

/ /  Funds have been wired to my Overland Express Account #
                                                            -----------------------------
------------------------------------------------------------------------------------------------------------------------------------
 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / /  Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.)
      Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.

------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC PURCHASE PLAN:

 / /  I hereby authorize you to systematically withdraw from the bank account designated in Section 3 the following amount to purchase shares of the Fund. I understand and agree that the designated account will be debited on or about the fifth business day of each month to effect the Fund purchase and that such monthly investments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled Fund purchase.
      Monthly Investment Amount:       $                  (minimum $100)
                                        ------------------
------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC WITHDRAWAL PLAN:

 / /  I hereby authorize you to systematically redeem a sufficient number of shares from my Overland Express account and to distribute the amount specified below by check to the registration address set forth in Section 1 or the bank account designated in Section 3. I understand and agree that the redemption of shares and mailing or depositing of proceeds will occur on or about the fifth business day prior to the end of each month and that such monthly payments shall continue until my written notice to cancel  has been received by you at least five (5) business days prior to the next scheduled withdrawal.
      Monthly Withdrawal Amount:       $                  (minimum $100)
                                        ------------------

     / /  Mail check to registration set forth in Section 1.

     / /  Distribute funds to bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
 3. BANK ACCOUNT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Name

 ---------------------------------------------------------------------------------------------------------------------------------
 Address                                                         City                 State          Zip

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Account Number                                             Bank Routing Number
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                    LOGO                                       MUNICIPAL INCOME FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 4. REDUCED SALES CHARGES   (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------
 LETTER OF INTENT -- CLASS A SHARES ONLY

 I may qualify for a reduced sales charge based on the total amount I intend to invest over a 13-month period (the "Period"), plus the value of any shares I already own, by agreeing to this Letter of Intent (the "Letter"). Stephens Inc. will hold in escrow shares registered in my name equal to 5% of the amount invested. Dividends and distributions on the escrowed shares will be paid to me or credited to my Account. Upon completion of the specified minimum purchase within the Period, all shares held in escrow will be deposited in my Account or delivered to me. I may include the combined asset value of shares of any of the portfolios of the
 Overland Express Funds which assess a sales charge ("Load Funds"), owned as of the date of the Letter toward the completion of the total purchase. If the total amount invested within the Period does not equal or exceed the specified minimum purchase, I will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchases made. If, within 20 days following the mailing of a written request, I have not paid this additional sales charge to Stephens Inc., sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be deposited in my Account. The intended purchase amount may be increased at any time during the
 Period by filing a revised Letter for the Period.

 / /  I agree to the Letter of Intent set forth above. It is my intention to invest over a 13-month period in the Load Funds an aggregate amount equal to at least:

                               / /  $100,000     / /  $200,000     / /  $600,000     / /  $1,000,000

 Existing accounts must be identified in advance. If the value of currently owned shares is to be applied towards completion of this Letter of Intent, please list accounts below.

        Account #                      Account #
                  --------------------           --------------------

 RIGHT OF ACCUMULATION -- CLASS A SHARES ONLY

 / /  I qualify for reduced sales charges under the Right of Accumulation. The value of shares presently held in the Overland
      Express accounts listed below, combined with this investment, totals $100,000 or more.

        Account #                      Account #
                  --------------------           --------------------
------------------------------------------------------------------------------------------------------------------------------------

 5. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
------------------------------------------------------------------------------------------------------------------------------------

 / /  If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between Overland Express Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for a redemption.

------------------------------------------------------------------------------------------------------------------------------------
 6. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
------------------------------------------------------------------------------------------------------------------------------------

 All dividends and capital distributions will be automatically reinvested in shares of the same class of the Fund unless otherwise indicated:
 / / Invest dividends in Account #                 of                 Fund
                                   ---------------    ---------------
    of the Overland Express Family of Funds.

 / / Invest capital gain distributions in Account #                 of                 Fund
                                                    ---------------    ---------------
    of the Overland Express Family of Funds.

 / / Pay dividends by check and/or / / pay capital gains distributions by check

                                                        AND MAIL CHECKS TO:

                / / The registration address set forth in Section 1.  / / The bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                  LOGO                                         MUNICIPAL INCOME FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 7. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                                --------------------------------------------------------------------
                                                                    (such as Non-Profit Organization, Religious Organization, Sole
                                                                Proprietorship, Investment Club, Non-incorporated Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered
   Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

                   Name                                    Title                                  Specimen Signature

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY
   PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:

   I, ___________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on _______________
   at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the
   Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the
   Authorization Form.

                    Witness my hand on behalf of the corporation/association on this     day of               ,19
                                                                                     ---        --------------   ---

                                                                                    ------------------------------------------------
                                                                                             Secretary (Signature Guarantee or
                                                                                                Corporate Seal is Required)

   FOR ALL OTHER ORGANIZATIONS:                                                     ------------------------------------------------
                                                                                      Certifying Trustee, General Partner, or Other
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                       LOGO                                    MUNICIPAL INCOME FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5
------------------------------------------------------------------------------------------------------------------------------------
     8. SIGNATURE, TAX INFORMATION & CERTIFICATION
------------------------------------------------------------------------------------------------------------------------------------
      / /   U.S. CITIZEN OR RESIDENT

            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)

            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
            Country:

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the prospectus for more information on these privileges.

     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       -------------------------------------------------------     ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       -------------------------------------------------------     institution," which includes a commercial bank,
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       -------------------------------------------------------     signature guarantee.
       Corporate Officer or Trustee                   date
                                                                                    AFFIX SIGNATURE GUARANTEE STAMP

       -------------------------------------------------------     ------------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By
------------------------------------------------------------------------------------------------------------------------------------
DEALER INFORMATION

------------------------------------------             -------------------------
Dealer Name                                            Branch ID #

------------------------------------------             -------------------------    --------------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
 -------------------------------------------------------------------------------------------------------------
 Authorized signature of Broker/Dealer                Title                        date

SPONSOR, DISTRIBUTOR AND ADMINISTRATOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND
DIVIDEND DISBURSING AGENT AND CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITOR
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

                                NOT FDIC INSURED

FOR MORE INFORMATION ABOUT THE FUND, SIMPLY CALL (800) 572-9612,
OR WRITE:

OVERLAND EXPRESS FUNDS, INC.
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                             Municipal Income Fund

                            ------------------------

                                  May 1, 1995

                            ------------------------

                                NOT FDIC INSURED

79P 5/95

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

--------------------------------------------------------------------------------

                           [OVERLAND SWEEP FUND LOGO]

--------------------------------------------------------------------------------

                                   Prospectus
--------------------------------------------------------------------------------

                                  May 1, 1995

--------------------------------------------------------------------------------

                                      LOGO

Telephone: (800) 552-9612

    Overland Express Funds, Inc. (the "Company") is an open-end, series management investment company. This Prospectus contains information about one of the funds in the Overland Express Family of Funds -- the OVERLAND SWEEP FUND (the "Fund").

    The Fund's investment objective is to provide investors with a high level of current income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Cash Investment Trust Master Portfolio (the "CIT Master Portfolio") a professionally managed diversified portfolio having the same investment objective as the Fund and offered by Master Investment Trust (formerly Cash Investment Trust) (the "Trust"), a professionally managed, open-end investment company. As a result, the performance of the Fund will correspond with the investment experience of the CIT Master Portfolio. The CIT Master Portfolio seeks to achieve this investment objective by investing in high-quality, short-term instruments.

    Wells Fargo Bank, N.A. ("Wells Fargo Bank") serves as the investment adviser of the CIT Master Portfolio, and serves as the transfer and dividend disbursing agent and custodian for the Fund and the CIT Master Portfolio. Stephens Inc. ("Stephens") serves as the sponsor and administrator of the Fund and the CIT Master Portfolio and serves as the distributor of Fund shares and of CIT Master Portfolio interests.

    Shares of the Fund are offered only to customers of certain financial institutions which have entered into Shareholder Servicing Agreements with the Company on behalf of the Fund ("Servicing Agents"). Servicing Agents will automatically invest, or "sweep," customer funds into shares of the Fund. As further described below, Wells Fargo Bank will serve as a Servicing Agent, and will receive certain fees pursuant to a Shareholder Servicing Agreement. Wells Fargo Bank also has entered into a Selling Agreement with Stephens pursuant to which it will receive certain fees.

    This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated May 1, 1995, containing additional and more detailed information about the Fund (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA 94163 or by calling the Company at the telephone number printed above.

    The Fund and the CIT Master Portfolio seek to maintain a net asset value of $1.00 per share; however, there is no assurance that this objective will be achieved.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.

                            ------------------------

 FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR
    GUARANTEED BY, WELLS FARGO BANK, OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
       CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL
         AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT
                 RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

      WELLS FARGO BANK, N.A. IS THE INVESTMENT ADVISER TO THE CIT MASTER
        PORTFOLIO. STEPHENS, WHICH IS NOT AFFILIATED WITH WELLS FARGO
              BANK IS THE SPONSOR AND DISTRIBUTOR FOR THE FUND.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1995

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
Prospectus Summary.........................................................................   ii
Summary of Expenses........................................................................   iv
Financial Highlights.......................................................................   vi
Investment Objective and Policies..........................................................    1
Management of the Fund and the CIT Master Portfolio........................................    5
Determination of Net Asset Value, Dividends and Distributions..............................    8
Purchase and Redemption of Shares..........................................................   10
Distribution Plan..........................................................................   10
Custodian, Transfer and Dividend Disbursing Agent, Servicing Agents........................   11
Taxes......................................................................................   12
Organization and Capital Stock.............................................................   14

                               PROSPECTUS SUMMARY

     The Company, as an open-end management investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Fund and the CIT Master Portfolio.

Q.    WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND AND THE CIT MASTER
      PORTFOLIO?

A. The Fund's seeks to provide investors with a high level of current income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the CIT Master Portfolio, which has the same investment objective as the Fund. Both the Fund and the CIT Master Portfolio seek to maintain a stable net asset value of $1.00 per share. As with all mutual funds, there is no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."

Q.    WHAT ARE PERMISSIBLE INVESTMENTS?

A. The Fund invests all of its assets in the CIT Master Portfolio, a professionally managed portfolio of the Trust, an open-end investment company. The CIT Master Portfolio invests in high-quality, short-term instruments including obligations of the U.S. Government, its agencies, or instrumentalities (including government-sponsored enterprises), certain short-term debt obligations of U.S. banks and the U.S. branches of foreign banks, high-quality commercial paper, and certain repurchase agreements and floating- and variable-rate instruments. See "Investment Objective and Policies."

Q.    WHO MANAGES MY INVESTMENTS?

A. Wells Fargo Bank, N.A. ("Wells Fargo Bank"), as investment adviser of the CIT Master Portfolio, manages the investments of the Fund in the CIT Master Portfolio. The Company has not retained the services of a separate investment adviser for the Fund because the Fund invests all of its assets in the CIT Master Portfolio. Wells Fargo Bank also provides the Fund and the CIT Master Portfolio with transfer agency, dividend disbursing agency and custodial services. In addition, Wells Fargo Bank is a Selling Agent and a Servicing Agent with respect to the Fund. Stephens is the Sponsor, Administrator and Distributor for the Company and the Trust. See "Management of the Fund and the CIT Master Portfolio."

Q.    HOW MAY I PURCHASE SHARES?

A. Shares of the Fund may be purchased on any day the Fund is open through a Servicing Agent that has entered into a Shareholder Servicing Agreement with the Company. There is no sales load for purchasing shares of the Fund. There is no minimum initial purchase or subsequent purchase amount. See "Purchase and Redemption of Shares."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of the Fund are declared daily once each Business Day (as defined below) and are paid in cash monthly. See "Determination of Net Asset Value, Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. Shares may be redeemed on any day the Fund is open for trading upon request to a Servicing Agent. Proceeds of redemptions are credited to the Servicing Agent's shareholder account with the Fund. The Fund imposes no charge for redeeming its shares. See "Purchase and Redemption of Shares."

Q.    WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE
      FUND?

A. Shares of the Fund and the CIT Master Portfolio are not guaranteed or insured against loss of principal or interest, although certain of the CIT Master Portfolio's debt instruments may be insured or guaranteed a to repayments of principal and/or the payment of interest. Although both the Fund and the CIT Master Portfolio seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. As with all mutual funds, there can be no assurance that the Fund and the CIT Master Portfolio will achieve their respective investment objectives.

                              SUMMARY OF EXPENSES

     The following table provides: (i) the aggregate annual operating expenses of the Fund and the CIT Master Portfolio, after waivers and reimbursements, as a percentage of average net assets of the Fund, and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund.

                           ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees..........................................................................   0.25%
12b-1 Fees...............................................................................   0.55%
Total Other Expenses(1)..................................................................   0.45%
                                                                                           ------
Total Operating Expenses(1)*.............................................................   1.25%
                                                                                           ------

---------------

(1) After any waivers or reimbursements.

                                    EXAMPLE

                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                  ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption
  at the end of each time period indicated......................   $ 13     $  40       $69       $151

---------------

* As further described in the Prospectus under the caption "Management of the Fund and the CIT Master Portfolio," Wells Fargo Bank and Stephens each has agreed to waive or reimburse all or a portion of its respective fees in circumstances where Fund expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Stephens and Wells Fargo Bank each may elect, in its sole discretion, to otherwise waive its respective fees or reimburse such expenses. In this regard, Wells Fargo Bank has undertaken to waive a portion or all of its fees and/or reimburse the Fund or the CIT Master Portfolio, to the extent the total operating expenses exceed 1.25%, but only to the extent of its fees. Any waivers or reimbursements of fees with respect to the Fund would reduce the total expenses of the Fund. There can be no assurance waivers and reimbursements will continue. The percentages shown above under "Total Other Expenses" and "Total Operating Expenses" are based on amounts incurred during the most recent fiscal year, restated to include voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Absent waivers and reimbursements, the percentages shown above under "Total Other Expenses" and "Total Operating Expenses" would have been 0.52% and 1.32%, respectively. Long-term shareholders of the Fund could pay more in distribution related charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD").

                            ------------------------

     The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no sales loads or redemption fees charged by the Fund. You may, however, be separately charged other fees by

Servicing Agents for services related to those provided under Shareholder Servicing Agreements. The Example should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. With regard to the combined fees and expenses of the Fund and CIT Master Portfolio, the Board of Directors of the Company has considered whether various costs and benefits of investing all the Fund's assets in the CIT Master Portfolio rather than directly in portfolio securities would be more or less than if the Fund invested in portfolio securities directly and believes that the Fund should achieve economies of scale by investing in the CIT Master Portfolio. Additionally, the Board of Directors has determined that the aggregate fees assessed by the Fund and the CIT Master Portfolio should be less than those expenses that the Directors believe would be incurred had the Fund invested directly in the securities held by the CIT Master Portfolio. See Prospectus sections captioned "Management of the Fund and the CIT Master Portfolio," "Custodian, Transfer and Dividend Disbursing Agent, Servicing Agent," "Distribution Plan" and "Purchase and Redemption of Shares" for more complete descriptions of the various costs and expenses applicable to investors in the Fund. In addition, if the Fund were to change its fundamental investment strategy and no longer invest in the CIT Master Portfolio, these expenses may change.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Fund's 1994 annual financial statements. The financial statements are incorporated by reference into the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Fund's 1994 annual financial statements and the notes thereto. The SAI has been incorporated by reference into this Prospectus.

                              OVERLAND SWEEP FUND

                        FOR A SHARE OUTSTANDING AS SHOWN

                                                             YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                1994           1993           1992          1991*
                                                            ------------   ------------   ------------   ------------
Net asset value, Beginning of period......................    $   1.00       $   1.00       $   1.00       $   1.00
Income from investment operations:
Net investment income.....................................        0.03           0.02           0.03           0.01
Less Distributions:
Dividends from net investment income......................       (0.03)         (0.02)         (0.03)         (0.01)
                                                            ----------     ----------     ----------     ----------
Net asset value, End of period............................    $   1.00       $   1.00       $   1.00       $   1.00
                                                            ==========     ==========     ==========     ==========
Total return (not annualized):............................        3.11%          1.97%          2.31%          0.93%
Ratios/supplemental data:
Net assets, end of period (000)...........................    $812,559       $528,072       $253,617       $ 14,010
Number of shares outstanding, end of period (000).........     812,559        528,072        253,628         14,010
Ratios to average net assets (annualized):
Ratio of expenses to average net assets(1)................        0.95%          0.95%          1.14%          0.97%
Ratio of net investment income to average net assets(2)...        3.20%          1.97%          2.31%          3.72%
------------
(1) Ratio of expenses to average net assets prior to
    waived fees and reimbursed expenses...................        0.99%          0.97%          1.17%          2.23%
(2) Ratio of net investment income to average net assets
    prior to waived fees and reimbursed expenses..........        3.16%          1.95%          2.28%          2.46%

---------------

 *  The Fund commenced operations on October 1, 1991.

                       INVESTMENT OBJECTIVE AND POLICIES

     Set forth below is a description of the investment objective and related policies of the Fund and the CIT Master Portfolio. As with all mutual funds, there can be no assurance that the Fund or the CIT Master Portfolio, which is a diversified portfolio, will achieve their investment objectives.

INVESTMENT OBJECTIVE

     The Fund's investment objective is to provide investors with a high level of current income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the CIT Master Portfolio, which has the same investment objective as the Fund. The Fund may withdraw its investment in the CIT Master Portfolio only if the Board of Directors of the Company determines that such action is in the best interests of the Fund and its shareholders, and the Fund shareholders approve such withdrawal. Upon such withdrawal, the Company's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the CIT Master Portfolio.

     Since the investment characteristics of the Fund will correspond to those of the CIT Master Portfolio, the following is a discussion of the various investments of and techniques employed by the CIT Master Portfolio, including the investment objective and policies of the CIT Master Portfolio. For a description of the management and expenses of the CIT Master Portfolio, see the Prospectus section "Management of the Fund and the CIT Master Portfolio."

     The CIT Master Portfolio seeks to achieve its investment objective by investing only in U.S. dollar-denominated "Eligible Securities" with remaining maturities not exceeding thirteen months, as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), and maintains a dollar-weighted average portfolio maturity of 90 days or less. An Eligible Security is a security that is determined to present minimal credit risks and is rated in one of the two highest rating categories by the required number of nationally recognized statistical rating organizations or, if unrated, is determined to be of comparable quality to such rated securities. These determinations are made by the investment adviser, under guidelines adopted by the Trust's Board of Trustees, although in certain instances, the Board of Trustees must approve or ratify the CIT Master Portfolio's investments. The Board of Trustees of the Trust (or Wells Fargo Bank, under authority delegated to it as investment adviser to the CIT Master Portfolio) will determine on an ongoing basis that any Eligible Securities purchased present minimal credit risks. The CIT Master Portfolio and the Fund will endeavor to maintain a constant net asset value of $1.00 per share of the Fund. As with all mutual funds, there can be no assurance that this investment objective will be achieved.

     The Eligible Securities in which the CIT Master Portfolio may invest are:

       (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) ("U.S. Government obligations");

      (ii) negotiable certificates of deposit, fixed time deposits, bankers' acceptances or other short-term obligations of U.S. banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;
     (iii) commercial paper rated at the date of purchase P-1 by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard
           & Poor's Corporation ("S&P");
      (iv) commercial paper unrated at the date of purchase but secured by a letter of credit from a U.S. bank that meets the above criteria for investment;
       (v) certain floating- and variable-rate instruments (discussed below);
      (vi) certain repurchase agreements (discussed below); and
     (vii) short-term, U.S. dollar-denominated obligations of U.S. branches of foreign banks that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets.

     Under the 1940 Act, the Fund and the CIT Master Portfolio are each classified as "diversified," even though, in the case of the Fund, all of its assets are invested in the CIT Master Portfolio.

U.S. GOVERNMENT OBLIGATIONS

     U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase, and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

FLOATING- AND VARIABLE-RATE INSTRUMENTS

     Certain of the debt instruments in which the CIT Master Portfolio may invest may bear interest at rates that are not fixed, but float or vary with, for example, changes in specified market rates or indices or at specified intervals. Such changes in interest rates tend to reduce fluctuations that would normally occur in the market value of the securities as market rates change. Certain of these floating-and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The CIT Master Portfolio may, in accordance with SEC rules, account for these instruments as maturing at the next interest rate readjustment date or the date at which the CIT Master Portfolio may tender the instrument back to the issuer, whichever is later. The floating- and variable-rate instruments that the CIT Master Portfolio may purchase include certificates of participation in floating- and variable-rate obligations purchased from banks.

     Wells Fargo Bank, as investment adviser to the CIT Master Portfolio, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events occurring between the time the CIT Master Portfolio elects to demand payment on a floating- or variable-rate instrument and the time payment is due may affect the ability of the issuer to make payment when due, and unless such demand instrument permits same-day settlement, may affect the CIT Master Portfolio's ability to obtain payment at par. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided that an active secondary market exists.

REPURCHASE AGREEMENTS

     The CIT Master Portfolio may enter into repurchase agreements wherein the seller of a security to the CIT Master Portfolio agrees to repurchase that security from the CIT Master Portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The CIT Master Portfolio may enter into repurchase agreements only with respect to U.S. Government obligations and other securities that are permissible investments for the CIT Master Portfolio. All repurchase agreements will be fully collateralized based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than thirteen months. However, the term of any repurchase agreement on behalf of the CIT Master Portfolio will always be less than thirteen months. If the seller defaults and the value of the underlying securities has declined, the CIT Master Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the CIT Master Portfolio's disposition of the security may be delayed or limited.

     The CIT Master Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the market value of the CIT Master Portfolio's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The CIT Master Portfolio only will enter into repurchase agreements with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees of the Trust and that are not affiliated with Wells Fargo Bank. The CIT Master Portfolio, subject to the conditions described above, may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

LETTERS OF CREDIT

     Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which the CIT Master Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of Wells Fargo Bank, be of investment quality comparable to other permitted high-quality investments of the CIT Master Portfolio.

                            ------------------------

     The Fund's investment objective and its investment policy of investing all of its assets in the CIT Master Portfolio, as set forth above, are fundamental. Accordingly, they may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. If the Company's Board of Directors determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will make appropriate disclosure of any such material change in the Fund's prospectus.

     The investment objective of the CIT Master Portfolio may not be changed without approval of a majority vote of the investors in the CIT Master Portfolio. The classification of the Fund and the CIT Master Portfolio as "diversified" may not be changed, in the case of the Fund, without the approval of the Fund's shareholders, or, in the case of the CIT Master Portfolio, without the approval of a majority vote of the investors in the CIT Master Portfolio.

     In addition, as a matter of fundamental policy, the CIT Master Portfolio (and the Fund) may borrow from banks up to 10% of the current value of its net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). As a matter of fundamental policy, neither the CIT Master Portfolio nor the Fund may invest more than 25% of its assets (i.e., concentrate) in any particular industry, excluding U.S. Government obligations and obligations of domestic banks. (Foreign branches of U.S. banks and U.S. branches of foreign banks are not domestic banks for purposes of this exclusion.) As a matter of non-fundamental policy, the CIT Master Portfolio (and the Fund) may invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, illiquid securities, and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, provided that this restriction does not affect the Fund's ability to invest a portion or all of its assets in the CIT Master Portfolio.

              MANAGEMENT OF THE FUND AND THE CIT MASTER PORTFOLIO

     The Company has retained the services of Stephens as administrator and distributor for the Fund, but has not retained the services of an investment adviser for the Fund since the Company seeks to achieve the investment objective of the Fund by investing all of the Fund's assets in the CIT Master Portfolio. The Company's Board of Directors supervises the actions of the Fund's administrator and distributor, as set forth below, and decides upon matters of general policy. As noted above, the Fund may withdraw its investment in the CIT Master Portfolio only if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so, and the Fund shareholders approve such withdrawal. Upon any such withdrawal, the Board of Directors of the Company would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the CIT Master Portfolio.

     The Trust, on behalf of the CIT Master Portfolio, has retained the services of Wells Fargo Bank as investment adviser to the CIT Master Portfolio, and Stephens as administrator and distributor of the CIT Master Portfolio. The Board of Trustees of the Trust is responsible for the general management of the Trust and supervising the actions of Wells Fargo Bank and Stephens in these capacities.

STRUCTURE OF THE FUND AND THE CIT MASTER PORTFOLIO

     The investment objective of the Fund, and its policy of investing all of its assets in the CIT Master Portfolio, may not be changed without approval of a majority of the Fund's outstanding securities. Similarly, the investment objective of the CIT Master Portfolio may not be changed without the approval of the investors in the CIT Master Portfolio. The investment objectives, policies and restrictions of the CIT Master Portfolio and the Fund are described in the Prospectus section "Investment Objective and Policies". Additionally, a description of the management and expenses of the CIT Master Portfolio is located below under subsections "Investment Adviser" and "Sponsor, Administrator and Distributor".

     In addition, other investment companies may in the future also invest a portion of their assets in the CIT Master Portfolio. Such other investment companies may have different expenses and, accordingly, may experience different investment returns and yields compared to the Fund. The Fund's investment policy and the fact that other funds may invest in the CIT Master Portfolio may entail greater risks than those incurred by a fund which holds portfolio securities directly. Such risks may include the risk that another investment company that invests in the CIT Master Portfolio may make a large scale redemption. Such a redemption could negatively impact on the operating expenses of the CIT Master Portfolio and/or its ability to hold a diverse portfolio of investments. Furthermore, should the CIT Master Portfolio's unitholders vote to change the investment objective of the CIT Master Portfolio, the Fund would either have to change its investment objective in response thereto or seek to find another investment company with the same investment objective in which to invest.

     For information on whether it may be possible to invest in the CIT Master Portfolio through another investment company, an investor should contact the Fund's Transfer Agent by writing to the address on the back of the Prospectus or by calling (800) 552-9612. Additional information regarding the Officers and Directors of the Company and the Officers and Trustees of the Trust is included in the Fund's SAI under "Management."

INVESTMENT ADVISER

     Pursuant to an Advisory Contract, the CIT Master Portfolio is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company and the Trust and to five other registered open-end management investment companies, that consist of several separately managed investment portfolios.

     The Advisory Contract with the Trust on behalf of the CIT Master Portfolio, provides that Wells Fargo Bank shall furnish to the CIT Master Portfolio investment guidance and policy direction in connection with the daily portfolio management of the CIT Master Portfolio. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Board of Trustees of the Trust periodic reports on the investment strategy and performance of the CIT Master Portfolio.

     Purchase and sale orders of the securities held by the CIT Master Portfolio may be combined with those of other accounts that Wells Fargo Bank manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the CIT Master Portfolio and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, the CIT Master Portfolio, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contract with the Trust, Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.25% of the average daily net assets of the CIT Master Portfolio. For the year ended December 31, 1994 Wells Fargo Bank was paid 0.25% of the average daily net assets of the Fund as compensation for its services as investment adviser. From time to time, Wells Fargo Bank may waive such fees in whole or in part. In this regard, Wells Fargo Bank has undertaken to waive a portion or all of its fees and/or reimburse the Fund or the CIT Master Portfolio, to the extent the Fund's total operating expenses exceed 1.25%, but only to the extent of its fees. Any such waiver will reduce expenses of the CIT Master Portfolio and, accordingly, have a favorable impact on the yield of the CIT Master Portfolio and, in turn, the Fund.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into agreements with the Company and the Trust, on behalf of the CIT Master Portfolio, under which Stephens acts as administrator for the Fund and the CIT Master Portfolio, respectively. For providing administrative services, Stephens is entitled to receive from each of the Fund and the CIT Master Portfolio a monthly fee at the annual rate of 0.025% of its respective average daily net assets. From time to time, Stephens may waive its fees from the Fund or the CIT Master Portfolio in whole or in part. Any such waivers will reduce expenses of the Fund and/or of the CIT Master Portfolio and, accordingly, have a favorable impact on the yield or return of the Fund and/or the CIT Master Portfolio.

     The respective Administration Agreements with the Fund and the CIT Master Portfolio state that Stephens shall provide as administrative services, among other things general supervision: (i) of the operation of the Fund and the CIT Master Portfolio, including coordination of the services performed by the investment adviser (in the case of the CIT Master Portfolio), transfer agent, shareholder servicing agents (in the case of the Fund), custodian, independent accountants and legal counsel; (ii) in connection with regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder or investor reports for the Fund and the CIT Master Portfolio, as applicable; and (iii) relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors and the Trust's officers and Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund and the CIT Master Portfolio and pays the compensation of the directors, officers and employees of the Company and of the Trust who are affiliated with Stephens.

     In addition, Stephens, as the principal underwriter of the Fund within the meaning of the Act and in accordance with a plan of distribution ("Plan"), has entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing shares of the Fund. The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of its shares. See "Distribution Plan" below.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

                            ------------------------

     The Advisory Contract and the Administration Agreements with the CIT Master Portfolio and the Fund provide that if, in any fiscal year, the total aggregate expenses of the CIT Master Portfolio and the Fund incurred by, or allocated to, the CIT Master Portfolio and the Fund (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under a Plan) exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, Wells Fargo Bank and Stephens shall waive their fees and reimburse expenses proportionately under the Advisory Contract and the Administration Agreements, respectively, for the fiscal year to the extent of the excess, or reimburse the excess, but only to the extent of their respective fees. In this regard, Wells Fargo Bank has undertaken to waive a portion or all of its fees and/or reimburse expenses to the Fund and the CIT Master Portfolio, to the extent the total operating expenses exceed 1.25%, but only to the extent of its fees. The Advisory Contract and the Administration Agreements further provide that the total expenses shall be reviewed monthly so that, to the extent the annualized expenses for such month exceed the most restrictive applicable annual expense limitation, the monthly fees under the Advisory Contract and the Administration Agreements shall be reduced as necessary. Currently, the most stringent applicable state expense ratio limitation is 2.50% of the first $30 million of the Fund's average net assets for its current fiscal year, 2% of the next $70 million of such assets, and 1.50% of such assets in excess of $100 million.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company and the Trust bear all costs of their respective operations, including the compensation of the Company's directors and the Trust's trustees who are not officers or employees of Wells Fargo Bank or Stephens or any of their affiliates; advisory (in the case of the CIT Master Portfolio), shareholder servicing (in the case of the Fund), and administration fees; payments pursuant to any Plan (in the case of the Fund); interest charges; taxes; fees and expenses of independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming Fund shares or interests in the CIT Master Portfolio; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' or investors' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of the custodian, including those for keeping books and accounts and calculating the net asset value of the Fund and the CIT Master Portfolio; expenses of shareholders' or investors' meetings; expenses relating to the issuance, registration and qualification of shares of the Fund; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to the Fund and/or the CIT Master Portfolio are charged against the respective assets of the Fund and/or the CIT Master Portfolio.

                       DETERMINATION OF NET ASSET VALUE,
                          DIVIDENDS AND DISTRIBUTIONS

     Net asset value per share for the Fund is determined by Wells Fargo Bank on each day that the Fund is open for trading ("Business Day"). The net asset value per share of the Fund is determined by dividing the value of the total assets of the Fund (i.e., the value of its investments in the CIT Master Portfolio and other assets) less all of its liabilities by the total number of outstanding shares of the Fund. The net asset value of the Fund is determined as of 12:00 noon (New York time). It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00, although no assurance can be given that the Fund will maintain a stable net asset value on a continuing basis.

     The CIT Master Portfolio uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Net Income of the CIT Master Portfolio, as defined below, is determined, declared and paid as a dividend once each Business Day as of 12:00 noon (New York time). All the Net Income of the CIT Master Portfolio so determined is allocated pro rata among the Fund and the other investors in the CIT Master Portfolio at the time of such determination.

     For this purpose, the Net Income of the CIT Master Portfolio (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the CIT Master Portfolio, less (ii) all actual and accrued expenses of the CIT Master Portfolio determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the CIT Master Portfolio.

     The Net Income of the Fund, as defined below, is determined at the same time and on the same days as the Net Income of the CIT Master Portfolio is determined. All the Net Income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Net Income for a Saturday, Sunday or Holiday (as defined below) will be declared as a dividend to shareholders of record as of 12:00 noon (New York time) on the previous Business Day.

     Dividends of the Fund declared in, and attributable to, any month will be paid in cash once a month, early in the following month. Shareholders of the Fund who redeem shares prior to a dividend payment date will be entitled to all dividends declared but unpaid prior to redemption on such shares on the next dividend payment date.

     For this purpose, the Net Income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued on the assets of the Fund (i.e., the Fund's share of the Net Income of the CIT Master Portfolio), less (ii) all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

     Since the Net Income of the Fund is declared as a dividend each time the Net Income of the Fund is determined, the net asset value per share of the Fund is expected to remain constant at $1.00 per share immediately after each such determination and dividend declaration.

PERFORMANCE DATA

     From time to time, the Company may advertise yield information with respect to shares of the Fund. Yield information is based on the historical earnings and performance of the Fund and should not be considered representative of future performance. From time to time, the Fund may advertise its current yield and/or its effective yield. Current yield for the Fund is computed by dividing its net investment income per share earned during a specified period by its net asset value per share on the last day of such period and annualizing the result. The current yield of the Fund will show the annualized income per share generated by an investment in the Fund over a stated period. The effective yield is calculated similarly but, when annualized, the income earned per share will be assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                       PURCHASE AND REDEMPTION OF SHARES

     Shares of the Fund are offered exclusively to customers of Servicing Agents who have entered into a Shareholder Servicing Agreement with the Company on behalf of the Fund. However, other open-end investment companies that offer their shares to the public, including other series of the Company, also may invest all or substantially all of their assets in the CIT Master Portfolio. Accordingly, there may be other investment companies through which public investors can invest indirectly in the CIT Master Portfolio. The fees charged by such other investment companies may be higher or lower than those charged by the Fund, which may reflect, among other things, differences in the nature and level of the services and features offered by such companies to their shareholders.

     The Shareholder Servicing Agreements contemplate that customers of a Servicing Agent will have entered into agency agreements with such Servicing Agent whereby the Servicing Agent is authorized to invest certain amounts maintained by the customer in an account with the Servicing Agent in shares of the Fund through a single account in the name of the Servicing Agent on behalf of its customers. Fund shares are offered continuously at the net asset value next determined after a purchase order is received by the Servicing Agent. The Servicing Agent is responsible for the prompt transmission of the purchase order to the Fund. The net asset value is expected to remain constant at $1.00. No sales load is imposed.

     Shares of the Fund may be purchased on any day the Fund is open. The Fund is open on the same days as the New York Stock Exchange (the "Exchange"). Currently, the Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     There is no minimum initial or subsequent purchase amount applicable to Fund shares. The Company reserves the right to reject any purchase order for shares of the Funds. All amounts accepted will be invested in full and fractional shares. Inquiries may be directed to the Company at the address or telephone number on the front cover of the Prospectus.

     Shares may be redeemed at their next determined net asset value after the Servicing Agent has received a redemption order. The Servicing Agent is responsible for the prompt transmission of the redemption order to the Fund. The Company makes no charge for redemption transactions. Proceeds of redemptions will be credited to the Servicing Agent's shareholder account with the Fund.

                               DISTRIBUTION PLAN

     The Company's Board of Directors has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act on behalf of the Fund, and shareholder approval has been obtained with respect to the Plan. Under the Plan and pursuant to the Distribution Agreement, the Fund pays Stephens, as compensation for distribution-related services, a monthly fee at the annual rate of up to 0.55% of the average daily net assets of the Fund or the maximum amount payable under applicable laws, regulations and rules, whichever is less. The actual fee payable to Stephens is determined, within the applicable limit, from time to time by mutual agreement between the Company and Stephens.

Stephens may enter into selling agreements with one or more Selling Agents under which such agents may receive compensation for distribution-related services from Stephens, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. Stephens may retain any portion of the total distribution fee payable under the Distribution Agreement to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. Since the fee payable to Stephens under the Distribution Agreement is not based upon the actual expenditures of Stephens, the expenses of Stephens (which may include overhead expenses) may be more or less than the fees received by it under the Distribution Agreement. The Plan contemplates further that, to the extent any fees payable pursuant to a Shareholder Servicing Agreement (discussed below) are deemed to be for distribution-related services, rather than shareholder services, such payments are approved and payable pursuant to the Plan. Stephens has entered into a Selling Agreement with Wells Fargo Bank, pursuant to which Wells Fargo Bank will receive periodic payments based on the average daily net assets of Fund shares attributable to its customers.

                        CUSTODIAN, TRANSFER AND DIVIDEND
                       DISBURSING AGENT, SERVICING AGENTS

     Wells Fargo Bank has been retained to act as the custodian and transfer and dividend disbursing agent for the Fund and the CIT Master Portfolio. Wells Fargo Bank's principal place of business is 420 Montgomery Street, San Francisco, California 94163, and its transfer and dividend disbursing agency activities are managed at 525 Market Street, San Francisco, California 94105.

     The Company has entered into a Shareholder Servicing Agreement on behalf of the Fund with Wells Fargo Bank, and may enter into such Shareholder Servicing Agreements with one or more other financial institutions which desire to act as Servicing Agents. Pursuant to each such Shareholder Servicing Agreement, the Servicing Agent, as agent for its customers, will, among other things: automatically invest cash balances maintained in customer accounts with the Servicing Agent into the Fund, and redeem shares out of the Fund, in the amounts specified pursuant to agency agreements between the Servicing Agent and its customers; maintain a single shareholder account for the benefit of its customers with the Fund; provide subaccounting services to monitor and account for its customers' beneficial ownership of shares of the Fund held in the Servicing Agent's shareholder account; answer customer inquiries regarding account status and history, purchases and redemptions of shares of the Fund, Fund yield and certain other matters pertaining to the Fund or the CIT Master Portfolio; assist its customers in designating and changing account designations and addresses; process Fund purchase and redemption transactions; forward and receive funds in connection with purchases or redemptions of shares of the Fund; provide periodic statements showing a customer's subaccount balance; furnish (either separately or on an integrated basis with other reports sent to a customer by the Servicing Agent) monthly statements and confirmations of purchases and redemptions of Fund shares in the Servicing Agent's shareholder account on behalf of the customer; forward to its customers proxy statements, annual reports, updated prospectuses and other communications from the Fund or the CIT Master Portfolio to shareholders of the Fund as required; receive, tabulate and forward to the Company proxies executed by or on behalf of its customers with respect to meetings of shareholders of the Fund; and provide such other related services, and necessary personnel and facilities to provide all of the shareholder services contemplated by the Shareholder Servicing Agreement, in each case, as the Company or a customer of the Servicing Agent may reasonably request. All purchases and redemptions are effected through Stephens as the Fund's Distributor. For providing these services, each Servicing Agent is entitled to receive a fee from the Fund, which may be paid periodically, of up to 0.35%, on an annualized basis, of the average daily net assets of the Fund represented by shares owned of record by the Servicing Agent on behalf of its customers, or an amount which, when considered in conjunction with amounts payable pursuant to the Fund's Distribution Agreement, equals the maximum amount payable to the Servicing Agent under applicable laws, regulations or rules, whichever is less.

     A Servicing Agent also may impose certain conditions on its customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Fund, such as requiring a minimum initial investment or the payment of additional fees for additional services offered to the customer. The exercise of voting rights and the delivery to customers of shareholder communications will be governed by the customers' agency agreements with the Servicing Agent. The Servicing Agent has agreed to forward to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees.

                                     TAXES

     The Company intends to continue to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will be treated as a separate entity from the other portfolios of the Company for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to the Fund separately, rather than to the Company as a whole. In addition, net capital gains, if any, net investment income and operating expenses will be determined separately for the Fund. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders. The Fund seeks to comply with the applicable provisions by investing all of its assets in the CIT Master Portfolio. The CIT Master Portfolio intends to qualify for federal income tax purposes as a partnership. As such, the Fund will be deemed to own directly its proportionate share of the CIT Master Portfolio assets. Therefore, any interest, dividends and gains or losses of the CIT Master Portfolio will be deemed to have been "passed through" to the Fund and other investors in the CIT Master Portfolio, regardless of whether such interest, dividends or gains have been distributed by the CIT Master Portfolio. Accordingly, if the CIT Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized and recognized its proportionate share of interest, dividends, gains or losses without receipt of any corresponding distribution. However, the CIT Master Portfolio will seek to minimize recognition by investors of interest, dividends, gains or losses without a corresponding distribution. Dividends from net investment income (including net short-term capital gains, if any) declared and paid by the Fund will be taxable as ordinary income to Fund shareholders. Shareholders of record will receive information for tax purposes following the end of each calendar year.

     No part of the distributions to shareholders of the Fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders. The Company will be required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds paid or credited to individual shareholders of the Fund if a correct taxpayer identification number, certified when required, is not on file with the Company or the Transfer Agent. Under the Code, dividends and distributions paid to a non-resident alien or other foreign shareholder may be subject to U.S. withholding tax (at a rate of up to 30%). See "Federal Income Taxes -- Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. You should consult your tax advisor with respect to your particular tax situation as well as the state and local tax status of investments in shares of the Fund.

                         ORGANIZATION AND CAPITAL STOCK

     The Company was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. Currently, the Company offers twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock. All shares of the Company, when issued, will be fully paid and nonassessable.

     The Trust was established on August 14, 1991, as a Delaware business trust and was formerly known as the Cash Investment Trust. The Trust is a "series fund", which is a mutual fund divided into separate portfolios, offering three diversified portfolios, including the CIT Master Portfolio. The Trust's Declaration of Trust permits the Board of Trustees to issue beneficial interests in its separate series to investors based on their proportionate investments in such series.

     All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required to elect Directors under the 1940 Act; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a Director or Directors of the Company. In addition, whenever the Fund is requested to vote on matters pertaining to the CIT Master Portfolio, the Company will hold a meeting of the Fund's shareholders and will cast its vote as instructed by Fund shareholders. The Directors of the Company will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. A more detailed statement of the voting rights of shareholders is contained in the SAI.

       SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
       OF THE FUND AND THE CIT MASTER PORTFOLIO
         Stephens Inc.
         111 Center Street
         Little Rock, Arkansas 72201

       TRANSFER AND DIVIDEND DISBURSING
       AGENT AND CUSTODIAN OF THE FUND AND
       THE CIT MASTER PORTFOLIO; INVESTMENT
       ADVISER OF THE CIT MASTER PORTFOLIO
         Wells Fargo Bank, N.A.
         P.O. Box 63084
         San Francisco, California 94163

       LEGAL COUNSEL
         Morrison & Foerster
         2000 Pennsylvania Avenue, N.W.
         Washington, D.C. 20006

       INDEPENDENT AUDITOR
         KPMG Peat Marwick LLP
         Three Embarcadero Center
         San Francisco, California 94111

                NOT FDIC INSURED

       FOR MORE INFORMATION ABOUT THE FUND,
       SIMPLY CALL (800) 552-9612,
       OR WRITE:

       OVERLAND EXPRESS FUNDS, INC.
       C/O OVERLAND EXPRESS SHAREHOLDER
       SERVICES
       WELLS FARGO BANK, N.A.
       P.O. BOX 63084
       SAN FRANCISCO, CALIFORNIA 94163

       80P 5/95

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

                                      LOGO

Telephone: (800) 552-9612

            Stephens Inc. -- Sponsor, Administrator and Distributor
 Wells Fargo Bank, N.A. -- Investment Adviser, Transfer and Dividend Disbursing
                              Agent and Custodian

     Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus contains information about one of the funds in the Overland Express Family of Funds -- the U.S. GOVERNMENT INCOME FUND (the "Fund").

     The U.S. GOVERNMENT INCOME FUND primarily seeks to provide investors with current income, while preserving capital, by investing in a portfolio consisting of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     This Prospectus describes two classes of shares of the Fund -- Class A Shares and Class D Shares.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated May 1, 1995, containing additional and more detailed information about the Fund (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA or by calling the Company at the telephone number printed above.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.

                            ------------------------

       FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY
       THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
         THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.
             AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT
                 RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER
       SERVICES TO THE FUND, FOR WHICH IT IS COMPENSATED. STEPHENS INC.
            ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO
              BANK, IS THE SPONSOR AND DISTRIBUTOR FOR THE FUND.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1995

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
Prospectus Summary..........................................................................  ii
Summary of Expenses.........................................................................   v
Financial Highlights........................................................................ vii
Investment Objective and Policies...........................................................   1
Additional Permitted Investment Activities..................................................   1
Advisory, Administration and Distribution Arrangements......................................   3
Determination of Net Asset Value............................................................   5
Purchase of Shares..........................................................................   6
Exchange Privileges.........................................................................  12
Redemption of Shares........................................................................  14
Distribution Plans..........................................................................  17
Servicing Plan..............................................................................  17
Dividends and Distributions.................................................................  17
Taxes.......................................................................................  18
Custodian and Transfer and Dividend Disbursing Agent........................................  19
Organization and Capital Stock..............................................................  19

                               PROSPECTUS SUMMARY

     The Company, as an open-end investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Fund and its investment objective.

Q.    WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A. The U.S. GOVERNMENT INCOME FUND primarily seeks to provide investors with current income, while preserving capital, by investing in a portfolio consisting of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (U.S. Government obligations). As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."

Q.    WHAT ARE PERMISSIBLE INVESTMENTS?

A. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including government-sponsored enterprises ("U.S. Government obligations"). The Fund may, subject to the restrictions described herein and in the SAI, employ interest rate futures contracts and options thereon, and may invest in certain put and call options. Transactions in futures contracts and put and call options bear the risk that commodity exchange limitations or market conditions may adversely affect the Fund's ability to liquidate its positions. See "Additional Permitted Investment Activities."

Q.    WHO IS THE INVESTMENT ADVISER?

A. Wells Fargo Bank serves as the investment adviser to the Fund. Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. See "Advisory, Administration and Distribution Arrangements."

Q.    WHO IS THE SPONSOR, ADMINISTRATOR AND DISTRIBUTOR?

A. Stephens serves as the sponsor, administrator and distributor for the Company. Stephens is entitled to receive a monthly administration fee at the annual rate of 0.10% of the average daily net assets of the Fund; decreasing to 0.05% of the average daily net assets of the Fund in excess of $200 million. See "Advisory, Administration and Distribution Arrangements."

Q.    HOW MAY I PURCHASE SHARES?

A.    Shares of the Fund may be purchased on any day the New York Stock
      Exchange (the "Exchange") is open for trading. There is a maximum sales load of 4.50% (4.71% of the net amount invested) for purchasing Class A Shares of the Fund. Class D Shares are subject to a maximum contingent deferred sales charge of 1.00% of the lesser of net asset value at purchase or net asset value at redemption. In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for shares purchased through the Systematic Purchase Plan and $250 for shares purchased through qualified retirement plans. The minimum subsequent purchase amount is $100 or more. You may purchase shares of the Fund through Stephens, Wells Fargo Bank, as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of shares of the Fund may be made by wire directly to the Transfer Agent. The Fund may pay to its distributor annually up to the greater of 0.05% of its average daily net assets attributable to Class A Shares or $100,000, and a monthly fee at an annual rate of up to 0.50% of the

      Fund's average daily net assets attributable to Class D Shares to defray the cost of preparing and printing prospectuses and other promotional materials and of delivering those materials to prospective shareholders of the Fund. See "Purchase of Shares" and "Distribution Plans." The Fund also may pay servicing agents a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D Shares to compensate them for certain services. See "Servicing Plan."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of the Fund are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same class of the Fund, unless you elect to receive dividends by check. Any capital gains will be distributed annually and may be reinvested in Fund shares of the same class or paid by check at your election. All reinvestments of dividends and/or capital gain distributions in shares of the Fund are effected at the then current net asset value free of any sales load. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of the same class of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement. The net investment income available for distribution to holders of the Fund's Class D Shares is reduced by the amount of servicing fees payable to servicing agents under the Servicing Plan (as defined below). See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open, shares may be redeemed upon request to Stephens or the Transfer Agent directly or through any authorized broker/dealer or financial institution. Shares may be redeemed by a request in good form in writing or through telephone direction. Proceeds are payable by check. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, the Company does not charge for redeeming your shares. However, the Company reserves the right to impose charges for wiring your redemption proceeds. See "Redemption of Shares."

Q.    WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE
      FUND?

A. An investment in the Fund is not insured against loss of principal. When the value of the securities that the Fund owns declines, so does the value of your Fund shares. Therefore, you should be prepared to accept some risk with the money you invest in the Fund. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. The Fund invests primarily in U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

      In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

      Moreover, principal on the mortgages underlying certain of the securities in which the Fund may invest may be prepaid in advance of maturity; these prepayments tend to increase when interest rates decline, presenting the Fund with more principal to invest at lower rates.

Q.    WHAT ARE DERIVATIVES AND DOES THE FUND USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some of the permissible investments described in this Prospectus, such as adjustable rate mortgage-backed securities which have an interest rate that is reset periodically based on an index, are considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Q.    WHAT STEPS DOES THE FUND TAKE TO CONTROL DERIVATIVES-RELATED RISKS?

A. Wells Fargo Bank, as investment adviser to the Fund, uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risks and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives. Derivatives use by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage.

                              SUMMARY OF EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                  CLASS A   CLASS D
                                                                                  SHARES    SHARES
                                                                                  -------   -------
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....    4.50%     0.00%
Maximum Deferred Sales Load* (as a percentage of the lesser of net asset value at purchase or net asset value at redemption)
  Redemption during year 1......................................................    0.00%     1.00%
  Redemption after year 1.......................................................    0.00%     0.00%

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                  CLASS A   CLASS D
                                                                                  SHARES    SHARES
                                                                                  -------   -------
Management Fees.................................................................    0.50%     0.50%
12b-1 Fees......................................................................    0.05%     0.50%
Total Other Expenses:
  Servicing Fees(1).............................................................    0.00%     0.25%
  Other Expenses(1).............................................................    0.53%     0.53%
                                                                                  -------   -------
Total Fund Operating Expenses(1)**..............................................    1.08%     1.78%

---------------

(1) After any waivers or reimbursements.

                                    EXAMPLES

                                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                           ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment in Class A Shares of the Fund, assuming (1)
  a 5% annual return and (2) redemption at the end of
  each time period indicated.............................   $ 56       $  78       $ 102       $  171
You would pay the following expenses on a $1,000
  investment in Class D Shares of the Fund, assuming (1)
  a 5% annual return and (2) redemption at the end of
  each time period indicated.............................   $ 28       $  56       $  96       $  209
You would pay the following expenses on the same
  investment in Class D Shares of the Fund, assuming no
  redemption.............................................   $ 18       $  56       $  96       $  209

---------------

 * See "Contingent Deferred Sales Charge -- Class D Shares."

** As further described in the Prospectus under the caption "Advisory, Administration and Distribution Arrangements," Stephens and Wells Fargo Bank each has agreed to waive or reimburse all or a portion of their respective fees in circumstances where Fund expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Stephens and Wells Fargo Bank each may elect, in its sole discretion, to otherwise waive all or a portion of its respective fees or reimburse expenses. Any such waivers or reimbursements with respect to the Fund would reduce the total expenses of the Fund. The percentages shown above with respect to the Class A and Class D Shares under "Total Other Expenses" and "Total Fund Operating Expenses" are based on amounts incurred during the most recent fiscal year, restated to reflect voluntary fee waivers and reimbursements that are expected to continue during the current fiscal year. Absent waivers and reimbursements, "Total Other Expenses" and "Total Operating Expenses" with respect to Class D Shares, would have been 0.87% and 1.87%. Long-term shareholders of the Fund could pay more in distribution related charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). There can be no assurances that the voluntary fee waivers and expense reimbursements will continue.

                            ------------------------

     The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no other sales loads, redemption fees or exchange fees charged by the Fund. However, the Company reserves the right to impose charges for wiring redemption proceeds. The Examples should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See Prospectus sections captioned "Advisory, Administration and Distribution Arrangements," "Distribution Plans" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to the Fund.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Fund's 1994 annual financial statements. The financial statements are incorporated by reference into the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Fund's 1994 annual financial statements and the notes thereto. The SAI has been incorporated by reference into this Prospectus.

                          U.S. GOVERNMENT INCOME FUND

                    FOR A CLASS A SHARE OUTSTANDING AS SHOWN

                                                        YEAR        YEAR       YEAR       YEAR       YEAR       YEAR      PERIOD
                                                       ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                                      DEC. 31,    DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                                        1994        1993       1992       1991       1990       1989      1988*
                                                      --------    --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period.................. $ 10.87    $ 10.56    $ 10.97    $ 10.30    $ 10.22     $ 9.78     $10.00
Income From Investment Operations:
Net Investment Income.................................    0.70       0.74       0.79       0.86       0.87       0.90       0.54
Net Realized and Unrealized Gain/(Loss) on
  Investments.........................................   (1.21)      0.36      (0.14)      0.90       0.10       0.50      (0.21)
                                                      --------    --------   --------   --------   --------   --------   --------
Total From Investment Operations......................   (0.51)      1.10       0.65       1.76       0.97       1.40       0.33
Less Distributions:
Dividends From Net Investment Income..................   (0.70)     (0.74)     (0.79)     (0.86)     (0.89)     (0.90)     (0.54)
Distributions From Net Realized Gain..................    0.00      (0.05)     (0.27)     (0.23)      0.00      (0.06)     (0.01)
                                                      --------    --------   --------   --------   --------   --------   --------
Total Distributions...................................   (0.70)     (0.79)     (1.06)     (1.09)     (0.89)     (0.96)     (0.55)
Net Asset Value, End of Period........................ $  9.66    $ 10.87    $ 10.56    $ 10.97    $ 10.30     $10.22     $ 9.78
                                                      ========    ========   ========   ========   ========   ========   ========
Total Return (not annualized)+........................   (4.81)%    10.67%      6.27%     18.08%     10.17%     14.82%      3.24%
Ratios/Supplemental Data:
Net Assets, End of Period (000)....................... $35,838    $50,301    $40,883    $20,457    $11,116     $4,238     $3,264
Number of Shares Outstanding, End of Period (000).....   3,711      4,628      3,871      1,865      1,079        415        334
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1)............    0.76%      0.53%      0.47%      0.00%      0.07%      0.54%      0.29%
Ratio of Net Investment Income to Average Net
  Assets(2)...........................................    6.84%      6.79%      6.26%      8.30%      8.65%      8.89%      7.88%
Portfolio Turnover....................................      50%       115%       128%       100%         4%        11%       N/A
------------
(1) Ratio of Expenses to Average Net Assets Prior to
    Waived Fees and Reimbursed Expenses...............    1.08%      1.01%      1.13%      1.87%      2.72%      4.45%      7.31%
(2) Ratio of Net Investment Income to Average Net
    Assets Prior to Waived Fees and Reimbursed
Expenses..............................................    6.52%      6.31%      5.60%      6.43%      6.00%       N/A        N/A
 *  The Fund commenced operations on April 7, 1988.

+ Total returns do not include the one-time sales charge.

                          U.S. GOVERNMENT INCOME FUND
                    FOR A CLASS D SHARE OUTSTANDING AS SHOWN

                                                                                 YEAR      PERIOD
                                                                                ENDED      ENDED
                                                                                DEC. 31,   DEC. 31,
                                                                                 1994      1993*
                                                                                ------     ------
Net Asset Values, Beginning of Period........................................... $14.85    $15.00
Income From Investment Operations:
  Net Investment Income.........................................................  0.76      0.42
  Net Realized and Unrealized Capital Gain/(Loss) on I nvestments............... (1.65)    (0.08)
                                                                                ------     ------
Total From Investment Operations................................................ (0.89)     0.34
Less Distributions:
  Dividends From Net Investment Income.......................................... (0.76)    (0.42)
  Distributions From Net Realized Capital Gain..................................  0.00     (0.07)
                                                                                ------     ------
Total Distributions............................................................. (0.76)    (0.49)
Net Asset Value, End of Period.................................................. $13.20    $14.85
                                                                                ======     ======
Total Return (not annualized)+.................................................. (5.45)%    2.25%
Ratios/Supplemental Data:
  Net Assets, End of Period (000)...............................................$3,722     $9,594
  Number of Shares Outstanding, End of Period (000).............................   282        646
Ratios to Average Net Assets (annualized):
  Ratio of Expenses to Average Net Assets(1)....................................  1.37%     0.90%
  Ratio of Net Investment Income to Average Net A ssets(2)......................  6.14%     5.90%
Portfolio Turnover..............................................................    50%      115%
------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees and
     Reimbursed Expenses........................................................  1.87%     2.03%
(2) Ratio of Net Investment Income to Average Net Assets Prior to
     Waived Fees and Reimbursed Expenses........................................  5.64%     4.77%

* This class commenced operations on July 1, 1993.

+ Total returns do not include the 1% contingent deferred sales charge.

                       INVESTMENT OBJECTIVE AND POLICIES

     Set forth below is a description of the investment objective and related policies of the Fund. As with all mutual funds, there can be no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective.

     INVESTMENT OBJECTIVE. The U.S. Government Income Fund primarily seeks to provide investors with current income, while preserving capital, by investing in a portfolio consisting of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government obligations"). As with all mutual funds, there can be no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective.

     The Fund may invest in obligations of any maturity. Under ordinary circumstances, the weighted average maturity of the portfolio is generally expected to be between 20 and 30 years. However, under unusual market circumstances, it may be shorter than 20 years. Wells Fargo Bank will seek to preserve the stability of the net asset value of Fund shares during periods when it believes that the bond markets are vulnerable to decline by reducing the weighted average maturity of the Fund's portfolio, by purchasing or retaining securities with a lower expected volatility and/or by engaging in hedging activities as more fully described below. Substantially all, and, in any event, at least 65%, of the total assets of the Fund will under normal circumstances be invested in income-producing U.S. Government obligations.

     Not all U.S. Government obligations are direct obligations of the U.S. Treasury. Payment of their principal and interest may be backed by the full faith and credit of the United States (e.g., U.S. Treasury bills and Government National Mortgage Association certificates) or solely by the issuing or guaranteeing agency or instrumentality itself (including government-sponsored enterprises) (e.g., Federal National Mortgage Association notes). In the latter case, investors must look to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. In addition, the Fund may invest cash balances temporarily in money market instruments rated at the date of purchase "P-1" or "P-2" by Moody's Investors Service, Inc. ("Moody's") or "A-1+," "A-1" or "A-2" by Standard & Poor's Corporation ("S&P"), or if not rated, which are of comparable quality in the opinion of Wells Fargo Bank, under the Direction of the Board of Directors.

     Certificates of the Government National Mortgage Association represent ownership interests in pools of mortgages and the resulting cash flow from those mortgages. The stated maturities of these obligations may be shortened by unscheduled prepayments of principal and interest on the underlying mortgages, thereby affecting the Fund's yield. The Fund may also purchase securities which represent the interest portion or the principal portion (sometimes referred to as "STRIPs") of securities in which the Fund may otherwise invest. STRIPs may have different investment characteristics than the instruments from which they derive.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

FLOATING- AND VARIABLE-RATE INSTRUMENTS

     Certain of the debt instruments that the Fund may purchase bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in floating- and variable-rate obligations purchased from banks; with respect to the tax-exempt status of these certificates, the investment adviser may rely upon either the opinion of counsel or Internal Revenue Service rulings issued with respect thereto. Wells Fargo Bank, as investment adviser, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events occurring between the date the Fund elects to demand payment on a floating- or variable-rate instrument and the date payment is due may affect the ability of the issuer of the instrument to make payment when due, and unless such demand instrument permits same-day settlement, may affect the Fund's right to obtain payment at par. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided an active secondary market exists.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to U.S. Government obligations and other securities that are permissible investments for the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than one year. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Fund will only enter into repurchase agreements with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors and are not affiliated with the investment adviser. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

                             ---------------------

     The Fund's investment objective, as set forth in the first paragraph of the subsection discussing the Fund's objective and policies, is fundamental; that is, the investment objective may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. If the Board of Directors determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will disclose any such material changes in the then current prospectus.

     In addition, as matters of fundamental policy, the Fund may: (i) borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such borrowing exists); (ii) make loans of portfolio securities; (iii) invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, restricted securities and illiquid securities; and (iv) invest up to 10% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days.

                          ADVISORY, ADMINISTRATION AND
                           DISTRIBUTION ARRANGEMENTS

     The Board of Directors, in addition to supervising the actions of the investment adviser, administrator and distributor, as set forth below, decides upon matters of general policy.

INVESTMENT ADVISER

     Pursuant to an Advisory Contract, the Fund is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company (other than those structured as "feeder funds"), and to six other registered open-end management investment companies, each of which consist of several separately managed investment portfolios.

     The Advisory Contract provides that Wells Fargo Bank shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Board of Directors periodic reports on the investment strategy and performance of the Fund.

     Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Fund and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contract, Wells Fargo Bank is entitled to monthly advisory fees at the annual rates of 0.50% of the average daily net assets of the Fund. From time to time Wells Fargo Bank may waive such fees in whole or in part. Any such waiver would reduce expenses of the Fund and, accordingly, have a favorable impact on the yield or return of the Fund. For the year ended December 31, 1994, Wells Fargo Bank was paid .50% of the average daily net assets of the Fund as compensation for its services as investment adviser.

     Mr. Michael Niedermeyer is responsible for the day-to-day management of the U.S. Government Income Fund. Mr. Niedermeyer, executive vice president, is the chief fixed-income investment officer for the Asset Management Division and chairman of the Fixed-Income Strategy Committee. He joined Wells Fargo Bank's Asset Management Division in 1987. Prior to joining Wells Fargo Bank, he was a portfolio manager at U.S. National Bank of Oregon responsible for the bank's bond portfolio and was manager of the municipal trading and underwriting department. He received a B.A. in business administration from Carroll College in 1975 and an M.B.A. in finance from the University of Oregon in 1977. Mr. Neidermeyer has co-managed the Fund since April 1988.

     Mr. Paul Single has been responsible for the day-to-day management of the U.S. Government Income Fund portfolio since May 1, 1995. Mr. Single has managed taxable bond portfolios for over a decade, and has specific expertise in mortgage-backed securities. Prior to joining Wells Fargo Bank, in early 1988, he was a senior portfolio manager for Benham Capital Management Group. Mr. Single received his B.S. from Springfield College.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into an agreement with the Fund under which Stephens acts as administrator for the Fund. For these administrative services, Stephens is entitled to receive from the Fund a monthly fee at the annual rate of 0.10% of its average daily net assets; decreasing to 0.05% of the average daily net assets of the Fund in excess of $200 million. From time to time Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses of the Fund and, accordingly, have a favorable impact on the yield or return of the Fund.

     The Administration Agreement between Stephens and the Fund states that Stephens shall provide as administrative services, among other things, general supervision (i) of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent auditors and legal counsel, (ii) in connection with regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions and the preparation of proxy statements and shareholder reports for the Fund; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund and pays the compensation of the Company's directors, officers and employees who are affiliated with Stephens.

     Stephens, as the principal underwriter of the Fund within the meaning of the Investment Company Act of 1940 (the "1940 Act"), has also entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Class A Shares and Class D Shares of the Fund. The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of its Class A Shares and Class D Shares and may enter into selling agreements with broker/dealers or financial institutions to market and make available Class A Shares and Class D Shares to their respective customers.

     Under the Distribution Agreement, Stephens is entitled to receive from the Fund a monthly fee at an annual rate of up to the greater of $100,000 or 0.05% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at an annual rate of up to 0.50% of the average daily net assets of the Class D Shares of the Fund. The actual fee payable to Stephens is determined, within such limits, from time to time by mutual agreement between the Company and Stephens, and may not exceed the maximum amount payable under the Rules of Fair Practice of the NASD. With respect to the Class D Shares of the Fund, Stephens may enter into selling agreements with one or more selling agents under which such agents may receive from Stephens compensation for sales support services. Such compensation may include, but is not limited to, commissions or other payments based on the average daily net assets of Class D Shares of the Fund attributable to such agents. The principal sales support services provided to the Fund are services provided by selling agents in exchange for commissions and other payments to selling agents. Stephens may retain any portion of the total distribution fee payable under the Distribution Agreement to compensate it for distribution-related services provided by Stephens or to reimburse it for other distribution-related expenses. Since the Distribution Agreement provides for fees that are used by Stephens to pay for distribution services, a plan of distribution for each class of shares (individually a "Plan", collectively the "Plans") and the Distribution Agreement are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expense of distributing its shares. See Prospectus section captioned "Distribution Plans" for a more complete description of the Plans.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments. The Company will not purchase securities from Stephens, Wells Fargo Bank, or their respective affiliates, as principal, without an exemptive order from the SEC.

SERVICING AGENTS

     The Fund may enter into servicing agreements with one or more servicing agents on behalf of Class D Shares of the Fund. Under such agreements, servicing agents provide shareholder liaison services, which may include responding to customer inquiries and providing information on shareholder investments, and provide such related services as the Fund or a Class D Shareholder may reasonably request. For these services, a servicing agent receives a fee which will not exceed, on an annualized basis for the Fund's then current fiscal year, 0.25% of the average daily net assets of the Class D Shares of the Fund represented by Class D Shares owned by investors with whom the servicing agent maintains a servicing relationship, or an amount which equals the maximum amount payable to the servicing agent under applicable laws, regulations or rules, whichever is less.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Fund is determined by Wells Fargo Bank on each day that the Exchange is open for trading. The net asset value of a class of the Fund is the value of total net assets attributable to each class divided by the number of outstanding shares of that class. The value of net assets per class is determined daily by adjusting the net assets per class at the beginning of the day by the value of each class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each class by attributing to each class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each class as appropriate. The net asset value of each class is expected to fluctuate daily.

     The value of assets of the Fund (other than debt obligations maturing in 60 days or less) is determined as of the close of regular trading on the Exchange (referred to hereafter as the "close of the Exchange"), which is currently 4:00 p.m. New York time. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Board of Directors. Prices used for such valuations may be provided by independent pricing services.

PERFORMANCE DATA

     From time to time, the Company may advertise yield and total return information with respect to a class of shares of the Fund. Total return and yield information of a class of shares are based on the historical earnings and performance of such class of shares and should not be considered representative of future performance.

     The total return of a class of shares of the Fund is calculated by subtracting (i) the public offering price of the class of shares (which includes the maximum sales charge of the class of shares) of one share of the class of shares at the beginning of the period, from (ii) the net asset value of all shares for the class of shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and capital gain distributions), and dividing by (iii) the public offering price per share of the class of shares at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and capital gain distributions and changes in share price during the period for the class of shares. The Fund may also, at times, calculate total return of a class of shares based on net asset value per share of a class of shares (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that total return data derived pursuant to the calculation described above are also presented.

     The yield of a class of shares will be computed by dividing its net investment income per share of the class earned during a specified period by its public offering price per share (which includes the maximum sales charge) on the last day of such period and annualizing the result. For purposes of sales literature, these yields may also, at times, be calculated on the basis of the net asset value per share of the class (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that yield data derived pursuant to the calculation described above are also presented. The Fund's Annual Report contains additional performance information and is available upon request without charge from the Fund.

     Because of differences in the fees and/or expenses borne by Class D Shares of the Fund, the net yield on such shares can be expected, at any given time, to differ from the net yield on Class A Shares. Performance information quotations will be computed separately for Class A Shares and Class D Shares.

     Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Shares of the Fund may be purchased on any day the Exchange is open for trading through Stephens, the Transfer Agent, or any authorized broker/dealers or financial institutions with which Stephens has entered into agreements. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce the clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for purchases through the Systematic Purchase Plan and $250 for an investment by a retirement plan qualified under the Internal Revenue Code of 1986, as amended (the "Code"). The minimum subsequent purchase amount is $100. The minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. The Company reserves the right to reject any purchase order. All funds, net of sales loads, will be invested in full and fractional shares. Checks will be accepted for the purchase of the Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address or telephone number on the front cover of the Prospectus.

     Shares of the Fund are offered continuously at the applicable offering price (including any sales load) next determined after a purchase order is received. Payment for shares purchased through a broker/dealer will not be due from the broker/dealer until settlement date, currently five business days after the order is placed. Effective June 7, 1995, the settlement date will normally be three days after the order is placed. It is the broker/dealer's responsibility to forward payment for shares being purchased to the Fund promptly. Payment for orders placed directly through the Transfer Agent must accompany the order.

                            ------------------------

     When payment for shares of the Fund purchased through the Transfer Agent is by a check that is drawn on any domestic bank, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order.

     When shares of the Fund are purchased through a broker/dealer or financial institution, Stephens reallows that portion of the sales load designated below as the Dealer Allowance. Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. If all sales charges are paid or reallowed to a broker/dealer or financial institution, it may be deemed an "underwriter" under the Securities Act of 1933. When shares are purchased directly through the Transfer Agent and no broker/dealer or financial institution is involved with the purchase, the entire sales load is paid to Stephens.

     Sales loads relating to the purchase of Class A Shares in the Fund are as follows:

                                                                                            DEALER
                               CLASS A SHARES                SALES LOAD     SALES LOAD     ALLOWANCE
                               --------------                 AS % OF        AS % OF        AS % OF
         AMOUNT OF                                            OFFERING      NET AMOUNT     OFFERING
         PURCHASE                                              PRICE         INVESTED        PRICE
         ---------                                           ----------     ----------     ---------
Less than $100,000.........................................     4.50%          4.71%          4.05%
$100,000 up to $199,999....................................     4.00           4.17           3.60
$200,000 up to $399,999....................................     3.50           3.63           3.15
$400,000 up to $599,999....................................     2.50           2.56           2.25
$600,000 up to $799,999....................................     2.00           2.04           1.80
$800,000 up to $999,999....................................     1.00           1.01           0.90
$1,000,000 up to $2,499,999................................     0.60           0.60           0.50
$2,500,000 up to $4,999,999................................     0.40           0.40           0.40
$5,000,000 up to $8,999,999................................     0.25           0.25           0.25
$9,000,000 and over........................................     0.00           0.00           0.00

     Class D Shares are not subject to a front-end sales load. However, Class D Shares which are redeemed within one year from the receipt of a purchase order will be subject to a contingent deferred sales charge equal to 1% of the dollar amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of such shares at the time of redemption.

     A selling agent or servicing agent and any other person entitled to receive compensation for selling or servicing shares may receive different compensation for selling or servicing Class A Shares as compared with Class D Shares.

REDUCED SALES CHARGE -- CLASS A SHARES

     The above Volume Discounts are also available to you based on the combined dollar amount being invested in Class A Shares of the Fund or of Class A Shares of other portfolios of the Company which assess a sales load (the "Load Funds"). Because Class D Shares are not subject to a front-end sales charge, the amount of Class D Shares you hold is not considered in determining any volume discount.

     The Right of Accumulation allows you to combine the amount being invested in Class A Shares in the Fund with the total net asset value of Class A Shares in any of the Load Funds to determine reduced sales loads in accordance with the above sales load schedule. For example, if you own Class A Shares of the Load Funds with an aggregate net asset value of $90,000 and invest an additional $20,000 in Class A Shares of the Fund, the sales load on the entire additional amount would be 4.00% of the offering price. To obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales load, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period at reduced sales loads based on the total amount intended to be purchased plus the total net asset value of Class A Shares in any of the Load Funds already owned. Each investment made during the period receives the reduced sales load applicable to the total amount of the intended investment. If such amount is not invested within the period, you must pay the difference between the sales loads applicable to the purchases made and the charges previously paid.

     You may Reinvest proceeds from a redemption of Class A Shares of the Fund in Class A Shares of the Fund or in Class A Shares of another of the Company's investment portfolios that offers Class A Shares at net asset value, without a sales load, within 120 days after such redemption. However, if the other investment portfolio charges a sales load that is higher than the sales load that you have paid in connection with the Class A Shares you have redeemed, you pay the difference. In addition, the Class A Shares of the investment portfolio to be acquired must be registered for sale in your state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of the Class A Shares must be received by the Fund or the Transfer Agent within 120 days after the effective date of the redemption.

     If you realized a gain on your redemption, the reinvestment will not alter the amount of any federal capital gains tax payable on the gain. If you realized a loss on your redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of Class A Shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the Class A Shares acquired upon the reinvestment.

     Reductions in front-end sales loads apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

     Reductions in front-end sales loads also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales load, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent of more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by Directors, officers and employees (and their spouses and children under the age of 21) of the Company, Stephens, its affiliates and other broker-dealers that have entered into agreements with Stephens to sell such shares. Class A Shares of the Fund also may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by present and retired Directors, officers and employees (and their spouses and children under the age of 21) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree. Such shares also may be purchased at such price by employee benefit and thrift plans for such persons and by any investment advisory, trust or other fiduciary account (other than an individual retirement account) maintained, managed or advised by Wells Fargo Bank or Stephens or their affiliates. In addition, Class A Shares also may be purchased at net asset value by pension, profit sharing or other employee benefit plans established under Section 401 of the Code.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by the following types of investors that place trades through an omnibus account maintained at the Fund by a discount broker/dealer: trust companies; investment advisers and financial planners on behalf of their clients; retirement and deferred compensation plans and the trusts used to fund these plans.

     By investing in the Fund, you appoint the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares of the Fund can be obtained on request. It is more complicated to redeem shares held in certificated form, and the expedited redemption described below is not available with respect to certificated shares.

CONTINGENT DEFERRED SALES CHARGE -- CLASS D SHARES

     Class D Shares which are redeemed within one year of receipt of a purchase order for such shares will be subject to a contingent deferred sales charge equal to 1.00% of an amount equal to the lesser of the net asset value at the time of purchase for the Class D Shares being redeemed or the net asset value of such shares at the time of redemption. Accordingly, a contingent deferred sales charge will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition a charge will not be assessed on Class D Shares purchased through reinvestment of dividends or capital gains distributions. In determining whether a contingent deferred sales charge is applicable to a redemption, Class D Shares are considered to be redeemed on a first-in, first-out basis so that Class D Shares held for a longer period of time are considered redeemed prior to more recently acquired shares.

     The contingent deferred sales charge is waived on redemptions of Class D Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached age 70 1/2, (iii) effected pursuant to the Company's right to liquidate a shareholder's account if the aggregate net asset value of the shareholder's account is less than the minimum account size, or
(iv) in connection with the combination of the Company with any other registered investment company by a merger, acquisition of assets, or by any other reorganization transaction.

     Investors who are entitled to purchase Class A Shares of the Fund at net asset value without a sales load should not purchase Class D Shares. Other investors, including those who are entitled to purchase Class A Shares of the Fund at a reduced sales load, should compare the fees assessed on Class A Shares against those assessed on Class D Shares (including potential contingent deferred sales charges and higher Rule 12b-1 fees) in light of the amount to be invested and the anticipated time that the shares will be owned.

     Shares of the Fund may be purchased by any of the methods described below.

INITIAL PURCHASES OF FUND SHARES BY WIRE

     1. Telephone toll free (800) 572-7797. Give the name of the Fund in which the investment is to be made, the class of shares to be purchased, the name(s) in which the shares are to be registered, the address and social security or tax identification number (where applicable) of the person or entity in whose name(s) the shares are to be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank to transmit the specified amount in federal funds ($1,000 or more) to:

        Wells Fargo Bank, N.A.
        San Francisco, California
        Bank Routing Number: 121000248
        Wire Purchase Account Number: 4068-000462
        Attention: Overland Express U.S. Government Income Fund (designate Class A or D)
        Account Name(s): (name(s) in which to be registered)
        Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

        Wells Fargo Bank, N.A.
        Overland Express Shareholder Services
        P.O. Box 63084
        San Francisco, California 94163
        Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price, or, in the case of Class D Shares, the net asset value, next determined after the Account Application is received and accepted.

INITIAL PURCHASES OF FUND SHARES BY MAIL

     1. Complete an Account Application. Indicate the services to be used.

     2. Mail the Account Application and a check for $1,000 or more, payable to "Overland Express U.S. Government Income Fund (designate Class A or D)" at its mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of $100 or more may be made by instructing the Funds' Transfer Agent to debit an approved account designated in the Account Application, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Overland Express U.S. Government Income Fund (designate Class A or D)" to the above address. Write the Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides you with a convenient way to establish and add to your existing accounts on a monthly basis. If you elect to participate in this plan, you must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated bank account (provided your bank is a participant in the automated clearing house system). The Transfer Agent withdraws and uses this amount to purchase shares of the Fund on or about the fifth business day of each month. There are no additional fees charged for participating in this plan.

     You may change the investment amount, suspend purchases or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if the designated bank account balance is insufficient to make a scheduled withdrawal, or if either the designated bank account or your account is closed.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for shares in the Fund placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale, including orders for which payment is to be made from free cash credit balances in securities accounts held by a dealer, will be effective on the same day the order is placed if received by the Transfer Agent before the close of business. Purchase orders that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. Payment for Fund shares is not due until settlement date. Broker/dealers and financial institutions may benefit from the temporary use of payments to the Fund during the settlement period. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     You may exchange Class A Shares of the Fund for shares of the same class of the Company's other investment portfolios or for shares of the California Tax-Free Money Market Fund, the Money Market Fund or the U.S. Treasury Money Market Fund in an identically registered account at respective net asset values, provided that, if the other investment portfolio charges a sales load on the purchase of the class of shares being exchanged that is higher than the sales load that you have paid in connection with the shares you are exchanging, you pay the difference. Class D Shares of the Fund may be exchanged for Class D Shares of one of the Company's other investment portfolios that offer Class D Shares or for Class A Shares of the Money Market Fund in an identically registered account at respective net asset values. You are not charged a contingent deferred sales charge on exchanges of Class D Shares for shares of the same class of another of the Company's investment portfolios or for Class A Shares of the Money Market Fund. If you exchange Class D Shares of an investment portfolio for shares of the same class of another investment portfolio, or for Class A Shares of the Money Market Fund, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of the initial purchase of the previously held shares. Accordingly, if you exchange Class D Shares of an investment portfolio for Class A Shares of the Money Market Fund, and redeem the shares of the Money Market Fund within one year of the receipt of the purchase order for the exchanged Class D Shares, you will have to pay a deferred sales charge equal to the contingent deferred sales charge applicable to the previously exchanged Class D Shares. If you exchange Class D Shares of an investment portfolio for Class A Shares of the Money Market Fund, you may subsequently re-exchange the Class A Shares of the Money Market Fund only for Class D Shares. If you re-exchange the Class A Shares of the Money Market Fund for Class D Shares of an investment portfolio, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of your initial purchase of Class D Shares. In addition, shares of the investment portfolio to be acquired must be registered for sale in your state of residence. You should obtain, read and retain the Prospectus for the investment portfolio which you desire to exchange into before submitting an exchange order.

     You may exchange shares by writing the Transfer Agent as indicated below under Redemption by Mail, or by calling the Transfer Agent or your authorized broker/dealer or financial institution or Servicing Agent, unless you have elected not to authorize telephone exchanges in the Account Application (in which case you may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent in advance of the first such exchange). Shares held in certificated form may not be exchanged by telephone. The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares, except that, with respect to an exchange transaction between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. The Company reserves the right to limit the number of times shares may be exchanged between Funds, or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the fund's other shareholders, such as when management believes that such action would be appropriate to protect such fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you decline such privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. If the Transfer Agent does not follow such procedures, the Company and the Transfer Agent may be liable for any losses attributable to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, as described under "Purchase of Shares," the Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. On a day the Fund is open for business, redemption orders received by an authorized broker/dealer or financial institution before the close of the Exchange and received by the Transfer Agent before the close of business on that day will be executed at the net asset value per share determined at the close of the Exchange on that day. Redemption orders received by authorized broker/dealers or financial institutions after the close of the Exchange, or not received by the Transfer Agent prior to the close of business, will be executed at the net asset value determined at the close of the Exchange on the next business day.

     Redemption proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, ordinarily will be remitted within seven days after the order is received in proper form, except proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If an expedited redemption is requested, redemption proceeds will be distributed only if the check used for investment is deemed to be cleared for payment by your bank, currently considered by the Company to be a period of 15 days after investment. The proceeds, of course, may be more or less than cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     1. Write a letter of instruction. Indicate the dollar amount of or number of shares to be redeemed. Refer to your Fund account number and provide either a social security or a tax identification number (as applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $5,000 or more, or redemption proceeds are to be paid to someone other than you at your address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. If shares to be redeemed are held in certificated form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

     5. Mail the letter to the Transfer Agent at the mailing address set forth under "Purchase of Shares."

     Unless other instructions are given in proper form, a check for the proceeds of redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be sent to your address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides a way for you to have shares redeemed from your account and the proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, distributed to you on a monthly basis. You may elect to participate in this plan if you have a shareholder account valued at $10,000 or more as of the date of your election to participate, and are not also a participant in the Company's Systematic Purchase Plan at any time while participating in this plan. To participate in the plan, specify an amount ($100 or more) to be distributed by check to your address of record or deposited in a designated bank account. The Transfer Agent redeems sufficient shares and mails or deposits the proceeds of the redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, as instructed, on or about the fifth business day prior to the end of each month. There are no additional fees charged for participating in this plan.

     You may change the withdrawal amount, suspend withdrawals or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to a scheduled transaction. An election will be terminated automatically if your account balance is insufficient to make a scheduled withdrawal or if your account is closed.

EXPEDITED REDEMPTIONS

     If shares are not held in certificated form, you may request an expedited redemption of shares by letter or telephone (unless you have elected not to authorize telephone redemptions on your Account Application or another form that is on file with the Transfer Agent) on any day the Fund is open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     You may request expedited redemption by telephone by calling the Transfer Agent at (800) 572-7797.

     You may request expedited redemption by mail by mailing your expedited redemption request to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchases of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be wired or credited to the bank indicated in your Account Application or wired to an authorized broker/dealer or financial institution designated in your Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than yourself, to an address other than that of record, or to a bank, broker/dealer or other financial institution that has not been predesignated, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by the close of business on any day the Fund is open for business, the redemption proceeds will be transmitted to your bank or predesignated broker/dealer or financial institution on the next business day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to your address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Redemption requests placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale will be effective on the same day the request is placed if received by the Transfer Agent before the close of business. Redemption requests that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of redemption requests to the Transfer Agent. Unless you have made other arrangements, and have informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions will be credited to your account with such broker/dealer or institution. You may request a check from your broker/dealer or financial institution or may elect to retain the redemption proceeds in your account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to you for such proceeds or prior to disbursement or reinvestment of such proceeds on your behalf.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000. Prior to such a redemption, you will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               DISTRIBUTION PLANS

     The Company's Board of Directors has adopted a Plan on behalf of each class of shares of the Fund. Under the Plans and pursuant to the Distribution Agreement, the Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials, and of delivering prospectuses and those materials to prospective shareholders of the Fund, by paying on an annual basis up to the greater of $100,000 or 0.05% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at an annual rate of 0.50% of the average daily net assets of the Class D Shares of the Fund to the distributor. Under the Plan for the Class D Shares of the Fund, the distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Class D Shares attributable to them. The distributor may retain any portion of the total distribution fee payable under the Plans to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. The Plans provide only for the reimbursement of actual expenses. The Fund may participate in joint distribution activities with any other class or portfolio of the Company, in which event expenses reimbursed out of the assets of the Fund may be attributable, in part, to the distribution-related activities of another portfolio. Generally, the expenses attributable to joint distribution activities will be allocated among the Fund, and any other portfolio of the Company in proportion to their relative net asset sizes, although the Board of Directors may allocate such expenses in any other manner that it deems fair and equitable.

                                 SERVICING PLAN

     The Company's Board of Directors has adopted a servicing plan ("Servicing Plan") on behalf of the Class D Shares of the Fund. Pursuant to the Servicing Plan the Fund may enter into servicing agreements with one or more servicing agents who agree to provide administrative support services to their customers who are the record or beneficial owners of Class D Shares. Such servicing agents will be compensated at an annual rate of up to 0.25% of the average daily net asset value of the Class D Shares held of record or beneficially by such customers.

                          DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare as a dividend to all shareholders of record substantially all of its net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time) on the day of declaration. Shares purchased in the Fund will begin earning dividends on the business day following the date the purchase order settles and shares redeemed will earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to shareholders of record at 4:00 p.m. (New York time) on the prior business day.

     Dividends of the Fund declared in, and attributable to, any month will be paid early in the following month. Shareholders of the Fund who redeem shares prior to a dividend payment date will be entitled to all dividends declared but unpaid prior to redemption on such shares on the next dividend payment date.

     Net capital gains of the Fund, if any, will be distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI).

     Dividends and/or capital gain distributions paid by the Fund will be invested in additional shares of the same class of the Fund at net asset value (without any sales load) and credited to your account on the reinvestment date or, at your election, paid by check. Dividend checks and Statements of Account will be mailed within approximately three business days after the payment date. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement.

     The Fund's net investment income available for distribution to the holders of Class D Shares will be reduced by the amount of shareholder servicing fees payable to shareholder servicing agents under the Servicing Plan and by the incremental distribution fees payable under the Distribution Plan. There may be certain other differences in fees (e.g. audit fees, transfer agent fees) between Class A Shares and Class D Shares that would affect their relative dividends.

                                     TAXES

     By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders. However, dividends from the investment income (which includes net short-term capital gains, if any) declared and paid by the Fund will be taxable as ordinary income to Fund shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional shares, they will be taxable. Generally, dividends are taxable to shareholders at the time they are paid. However, dividends declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. You may be eligible to defer the taxation of dividend and capital gain distributions on shares of the Fund which are held under a qualified tax-deferred retirement plan. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year. The Fund's dividends will not qualify for the dividends-received deduction allowed to corporate shareholders.

     The Fund, or your Shareholder Servicing Agent on its behalf, will inform you of the amount and nature of Fund dividends and capital gains. You should keep all statements you receive to assist in your personal recordkeeping. The Company is required by federal law to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Fund if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes -- Foreign Shareholders" in the SAI.

     Further federal tax considerations are discussed in the SAI. All investors should consult their individual tax advisors with respect to their particular tax situations as well as the state and local tax status of investments in shares of the Fund.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank, N.A. has been retained to act as the Fund's custodian and transfer and dividend disbursing agent. Its principal place of business is 420 Montgomery Street, San Francisco, California 94163 and its transfer and dividend disbursing agency activities are managed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company, an open-end investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company currently offers twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required by the 1940 Act to elect Directors; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a Director or Directors. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable.

                   OVERLAND EXPRESS FUNDS, INC.                                  U.S. GOVERNMENT INCOME FUND
                                                                                     ACCOUNT APPLICATION
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                        PAGE 1 OF 5
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797
------------------------------------------------------------------------------------------------------------------------------------
 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE TO ACCOUNT #
------------------------------------------------------------------------------------------------------------------------------------

 / / INDIVIDUAL         1.    Individual                                                                     -       -
     USE LINE 1                                     ---------------------------------             ----------- ------- ------------
                                                    First Name   Initial   Last Name                      Soc. Security No.


 / / JOINT OWNERS       2.    Joint Owner                                                         (Only one Soc. Security No. is
     USE LINES 1 & 2                                ---------------------------------              required for Joint Owners)
                                                    First Name   Initial   Last Name

                              Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                              / / Tenants in Common

 / / TRANSFER TO        3.    Uniform
     MINORS                   Transfer              ------------------------------------------------------------------------------
     USE LINE 3               to Minors                      Custodian's Name (only one)             Minor's State of Residence
                                                                                                             -       -
                                                    -----------------------------------------     ----------- ------- ------------
                                                               Minor's Name (only one)                Minor's Soc. Security No.
 / / TRUST*             4.    Trust Name
                                                    ------------------------------------------------------------------------------
     USE LINE 4               Trustee(s)
                                                    ------------------------------------------------------------------------------
                                                           (If you would like Trustee's name included in registration.)

                              Trust ID Number
                                              ------------------------------------------------------------------------------------
                                              Please attach title page, the page(s) allowing investment in a mutual fund ("powers page") and signature page, and complete Section 7, "Authorization for Trusts and
                                              Organizations."
 / / ORGANIZATION*      5.   Organization Name                                                                 -
     USE LINE 5                                ----------------------------------------  ---------------------   -----------------
                                               *Complete "Authorization for Trusts and                    Tax I.D. No.
                                               Organizations" (Section 7).

------------------------------------------------------------------------------------------------------------------------------------
 ADDRESS:

 Number and Street                                                                                Apartment No.
                   ------------------------------------------------------------------------------               ------------------
 City                                                                     State               Zip Code
      -------------------------------------------------------------------       ------------           ---------------------------
 Telephone Numbers:  (DAY)            -           -                           (EVENING)            -           -
                           ----------- ----------- ------------------                   ----------- ----------- ------------------
                           (Area Code)                                                  (Area Code)
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                            U.S. GOVERNMENT INCOME FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 2.  INVESTMENT INSTRUCTIONS    (Minimum initial investment: $1,000.)
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT AMOUNT:          $
                              -----------------------------
 TYPE OF ACCOUNT (CHOOSE ONE ONLY):

                                 / /  Class A Shares, or

                                 / /  Class D Shares (not available for purchases of $9,000,000 or more)

 Note: If no choice is indicated, Class A Shares will be selected.

 METHOD OF PAYMENT:              / /  Debit bank account designated in Section 3.

                                 / /  Check attached (payable to Overland Express U.S. Government Income Fund (designate Class A or D))

                                 / /  Funds have been wired to my Overland Express Account #
                                                                                             ---------------------
------------------------------------------------------------------------------------------------------------------------------------
 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / /  Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.)
      Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC PURCHASE PLAN:

 / /  I hereby authorize you to systematically withdraw from the bank account designated in Section 3 the following amount to purchase shares of the Fund. I understand and agree that the designated account will be debited on or about the fifth business day of each month to effect the Fund purchase and that such monthly investments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled Fund purchase.
      Monthly Investment Amount:       $                 (minimum $100)
                                        ----------------
------------------------------------------------------------------------------------------------------------------------------------
 SYSTEMATIC WITHDRAWAL PLAN:

 / /  I hereby authorize you to systematically redeem a sufficient number of shares from my Overland Express account and to distribute the amount specified below by check to the registration address set forth in Section 1 or the bank account designated in Section 3. I understand and agree that the redemption of shares and mailing or depositing of proceeds will occur on or about the fifth business day prior to the end of each month and that such monthly payments shall continue until my written notice to cancel  has been received by you at least five (5) business days prior to the next scheduled withdrawal.
      Monthly Withdrawal Amount:       $                 (minimum $100)
                                        ----------------

     / /  Mail check to registration set forth in Section 1.

     / /  Distribute funds to bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
 3. BANK ACCOUNT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Name

 ---------------------------------------------------------------------------------------------------------------------------------
 Address                                                              City                        State                 Zip

 ---------------------------------------------------------------------------------------------------------------------------------
 Bank Account Number                                                  Bank Routing Number
------------------------------------------------------------------------------------------------------------------------------------
                                  (CONTINUED)

                                                            U.S. GOVERNMENT INCOME FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 3 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 4. REDUCED SALES CHARGES   (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------
 LETTER OF INTENT -- CLASS A SHARES

 I may qualify for a reduced sales charge based on the total amount I intend to invest over a 13-month period (the "Period"), plus the value of any shares I already own, by agreeing to this Letter of Intent (the "Letter"). Stephens Inc. will hold in escrow shares registered in my name equal to 5% of the amount invested. Dividends and distributions on the escrowed shares will be paid to me or credited to my Account. Upon completion of the specified minimum purchase within the Period, all shares held in escrow will be deposited in my Account or delivered to me. I may include the combined asset value of shares of any of the portfolios of the
 Overland Express Funds which assess a sales charge ("Load Funds"), owned as of the date of the Letter toward the completion of the total purchase. If the total amount invested within the Period does not equal or exceed the specified minimum purchase, I will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchases made. If, within 20 days following the mailing of a written request, I have not paid this additional sales charge to Stephens Inc., sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be deposited in my Account. The intended purchase amount may be increased at any time during the
 Period by filing a revised Letter for the Period.

 / /  I agree to the Letter of Intent set forth above. It is my intention to invest over a 13-month period in the Load Funds an aggregate amount equal to at least:

                                / /  $100,000     / /  $200,000     / /  $400,000     / /  $600,000
                     / /  $800,000    / /  $1,000,000    / /  $2,500,000    / /  $5,000,000   /  /  $9,000,000

 Existing accounts must be identified in advance. If the value of currently owned shares is to be applied towards completion of this Letter of Intent, please list accounts below.

        Account #                            Account  #
                  --------------------------            --------------------------

 RIGHT OF ACCUMULATION -- CLASS A SHARES

 / /  I qualify for reduced sales charges under the Right of Accumulation. The value of shares presently held in the Overland
      Express accounts listed below, combined with this investment, totals $100,000 or more.

        Account #                            Account  #
                  --------------------------            --------------------------
------------------------------------------------------------------------------------------------------------------------------------

 5. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
------------------------------------------------------------------------------------------------------------------------------------

 / /  If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between Overland Express Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for a redemption.

------------------------------------------------------------------------------------------------------------------------------------

 6. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
------------------------------------------------------------------------------------------------------------------------------------
 All dividends and capital distributions will be automatically reinvested in  shares of the same class of the Fund unless otherwise indicated:

 / / Invest dividends in Account #                  of                   Fund
                                   -----------------   -----------------
     of the Overland Express Family of Funds.

 / / Invest capital gain distributions in Account #                  of                 Fund
                                                   -----------------   -----------------
     of the Overland Express Family of Funds.

 / / Pay dividends by check and/or / / pay capital gains distributions by check

                                                        AND MAIL CHECKS TO:

                / / The registration address set forth in Section 1.  / / The bank account designated in Section 3.
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                            U.S. GOVERNMENT INCOME FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 4 OF 5
------------------------------------------------------------------------------------------------------------------------------------
 7. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
------------------------------------------------------------------------------------------------------------------------------------

   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                                --------------------------------------------------------------------
                                                                   (such as Non-Profit Organization, Religious Organization, Sole
                                                                Proprietorship, Investment Club, Non-incorporated Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered
   Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

                   Name                                    Title                                Specimen Signature

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY
   PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:

   I, ________________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on _____________
   at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the
   Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the
   Authorization Form.

                Witness my hand on behalf of the corporation/association on this     day of                     ,19
                                                                                 ---        --------------------   ---


                                                                                    ------------------------------------------------
                                                                                              Secretary (Signature Guarantee or
                                                                                                  Corporate Seal is Required)

   FOR ALL OTHER ORGANIZATIONS:                                                     ------------------------------------------------
                                                                                      Certifying Trustee, General Partner, or Other
------------------------------------------------------------------------------------------------------------------------------------
                                                            (CONTINUED)

                                                            U.S. GOVERNMENT INCOME FUND
                         LOGO                                   ACCOUNT APPLICATION
                                                                    PAGE 5 OF 5
------------------------------------------------------------------------------------------------------------------------------------
     8. SIGNATURE, TAX INFORMATION & CERTIFICATION
------------------------------------------------------------------------------------------------------------------------------------
      / /   U.S. CITIZEN OR RESIDENT

            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)

            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
            Country:

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the Prospectus for more information on these privileges.

     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       ---------------------------------------------------------   ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       ---------------------------------------------------------   institution," which includes a commercial bank,
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       ---------------------------------------------------------   signature guarantee.
       Corporate Officer or Trustee                   date
                                                                                   AFFIX SIGNATURE GUARANTEE STAMP

       ---------------------------------------------------------   -----------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By
------------------------------------------------------------------------------------------------------------------------------------
DEALER INFORMATION

------------------------------------------             -------------------------
Dealer Name                                            Branch ID #

------------------------------------------             -------------------------    --------------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
 -------------------------------------------------------------------------------------------------------------
 Authorized signature of Broker/Dealer                Title                        date

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND
DIVIDEND DISBURSING AGENT AND CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITOR
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

                                NOT FDIC INSURED

FOR MORE INFORMATION ABOUT FUNDS,
SIMPLY CALL (800) 552-9612,
OR WRITE:

OVERLAND EXPRESS FUNDS, INC.
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

                                      LOGO

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                          U.S. Government Income Fund

                            ------------------------

                                  May 1, 1995

                            ------------------------

                                NOT FDIC INSURED

76P  5/95

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
           TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND
              STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND OF
                          OVERLAND EXPRESS FUNDS, INC.

     As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

     Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

                                                                 (OEX SUPP 1/96)

                                     LOGO

Telephone: (800) 552-9612

            Stephens Inc. -- Sponsor, Administrator and Distributor
Wells Fargo Bank, N.A. -- Investment Adviser, Transfer and Dividend Disbursing
                             Agent and Custodian

     Overland Express Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Prospectus contains information about one of the funds in the Overland Express Family of Funds -- the VARIABLE RATE GOVERNMENT FUND (the "Fund").

     The Fund seeks to earn a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     This Prospectus describes two classes of shares of the Fund -- Class A Shares and Class D Shares.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated May 1, 1995, containing additional and more detailed information about the Fund (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. The SAI is available without charge and can be obtained by writing the Company at P.O. Box 63084, San Francisco, CA 94163 or by calling the Company at the telephone number printed above.

                            ------------------------

                INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
                      AND RETAIN IT FOR FUTURE REFERENCE.

                            ------------------------

       FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY
       THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
         THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.
             AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT
                 RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    WELLS FARGO BANK IS THE INVESTMENT ADVISER AND PROVIDES CERTAIN OTHER
       SERVICES TO THE FUND, FOR WHICH IT IS COMPENSATED. STEPHENS INC.
           V("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO
              BANK, IS THE SPONSOR AND DISTRIBUTOR FOR THE FUND.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER
       REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1995

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
Prospectus Summary.........................................................................   ii
Summary of Expenses........................................................................    v
Financial Highlights.......................................................................  vii
Investment Objective and Policies..........................................................    1
Additional Permitted Investment Activities.................................................    3
Advisory, Administration and Distribution Arrangements.....................................    4
Determination of Net Asset Value...........................................................    6
Purchase of Shares.........................................................................    7
Exchange Privileges........................................................................   13
Redemption of Shares.......................................................................   14
Distribution Plans.........................................................................   17
Servicing Plan.............................................................................   17
Dividends and Distributions................................................................   17
Taxes......................................................................................   18
Custodian and Transfer and Dividend Disbursing Agent.......................................   19
Organization and Capital Stock.............................................................   19

                               PROSPECTUS SUMMARY

     The Company, as an open-end investment company, provides a convenient way for you to invest in portfolios of securities selected and supervised by professional management. The following provides information about the Fund and its investment objective.

Q.    WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A. The VARIABLE RATE GOVERNMENT FUND seeks to earn a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities ("ARMS") issued or guaranteed by the U.S. Government, its agencies and instrumentalities. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."

Q.    WHAT ARE PERMISSIBLE INVESTMENTS?

A. This Fund invests primarily in adjustable rate mortgage securities ("ARMS") issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises), including the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund also may invest in the adjustable rate portions of collateralized mortgage obligations ("CMOs") issued by government agencies or instrumentalities, including primarily FNMA and FHLMC, and collateralized by pools of mortgage loans.

Q.    WHO IS THE INVESTMENT ADVISER?

A. Wells Fargo Bank serves as the investment adviser of the Fund. Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. See "Advisory, Administration and Distribution Arrangements."

Q.    WHO IS THE SPONSOR, ADMINISTRATOR AND DISTRIBUTOR?

A. Stephens serves as the sponsor, administrator and distributor for the Company. Stephens is entitled to receive a monthly administration fee at the annual rate of 0.15% of the first $200 million of the average daily net assets of the Fund and 0.10% of the average daily net assets of the Fund in excess of $200 million. See "Advisory, Administration and Distribution Arrangements."

Q.    HOW MAY I PURCHASE SHARES?

A.    Shares of the Fund may be purchased on any day the New York Stock
      Exchange (the "Exchange") is open for trading. There is a maximum sales load of 3.00% (3.09% of the net amount invested) for purchasing Class A Shares of the Fund. Class D Shares are subject to a maximum contingent deferred sales charge of 1.00% of the lesser of net asset value at purchase or net asset value at redemption. In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum purchase amount is $100 for shares purchased through the Systematic Purchase Plan and $250 for shares purchased through qualified retirement plans. The minimum subsequent purchase amount is $100 or more. You may purchase shares of the Fund through Stephens, Wells Fargo Bank, as transfer agent (the "Transfer Agent"), or any authorized broker/dealer or financial institution. Purchases of shares of the Fund may be made by wire directly to the Transfer Agent. The Fund pays the distributor a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares and a monthly fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class D Shares to compensate the distributor for distribution-related services provided by it or to reimburse it for other distribution-related expenses. See "Purchase of Shares" and "Distribution Plans." The Fund may also pay servicing agents a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D Shares to compensate them for certain services. See "Servicing Plan."

Q.    HOW WILL I RECEIVE DIVIDENDS?

A. Dividends on shares of the Fund are declared daily and paid quarterly. Dividends are automatically reinvested in additional shares of the same class of the Fund unless you elect to receive dividends by check. Any capital gains will be distributed annually and may be reinvested in Fund shares of the same class or paid by check at your election. All reinvestments of dividends and/or capital gain distributions in shares of the Fund are effected at the then current net asset value free of any sales load. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of the same class of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement. The net investment income available for distribution to holders of the Fund's Class D Shares is reduced by the amount of servicing fees payable to servicing agents under the Servicing Plan (as defined below). See "Dividends and Distributions."

Q.    HOW MAY I REDEEM SHARES?

A. On any day the Exchange is open, shares may be redeemed upon request to Stephens or the Transfer Agent directly or through any authorized broker/dealer or financial institution. Shares may be redeemed by a request in good form in writing or through telephone direction. Proceeds are payable by check. Accounts of less than the applicable minimum initial purchase amount may be redeemed at the option of the Company. Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, the Company does not charge for redeeming its shares. However, the Company reserves the right to impose charges for wiring redemption proceeds. See "Redemption of Shares."

Q.    WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE
      FUND?

A. An investment in the Fund is not insured against loss of principal. Although the ARMS in the Fund's portfolio are guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises), the market value of these securities, upon which the Fund's daily net asset value is based, will fluctuate, because the Fund is subject to interest rate risk. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the securities in which the Fund invests, and hence the value of your investment in the Fund. The values of such securities generally change inversely to changes in market interest rates. However, the adjustable rate feature of the mortgages underlying the ARMS and the CMOs in which the Fund invests should reduce, but not eliminate, price fluctuations in such securities. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored enterprises such as FNMA and FHLMC in the event of a default in payment on the underlying mortgages which such entity is unable to satisfy. Some of the Fund's investments may be subject to credit risks, which is the risk that an issuer may default on the payment of principal and/or interest. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. You should be prepared to accept some risk with the money you invest in the Fund.

Q.    WHAT ARE DERIVATIVES AND DOES THE FUND USE THEM?

A. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Many of the permissible investments described in this Prospectus, such as ARMS which have an interest rate that is reset periodically based on an index, are considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Q.    WHAT STEPS DOES THE FUND TAKE TO CONTROL DERIVATIVES-RELATED RISKS?

A. Wells Fargo Bank, as investment adviser to the Fund, uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risks and is closely monitored. These procedures include providing periodic reports to the Board of Directors concerning the use of derivatives. Derivatives use by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with SEC rules limiting the use of leverage.

                              SUMMARY OF EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                    CLASS A SHARES     CLASS D SHARES
                                                                    --------------     --------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price).................................................       3.00%              0.00%
Maximum Deferred Sales Load* (as a percentage of the lesser of net asset value at purchase or net asset value at redemption)
  Redemption during year 1........................................       0.00%              1.00%
  Redemption after year 1.........................................       0.00%              0.00%

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                    CLASS A SHARES     CLASS D SHARES
                                                                    --------------     --------------
Management Fees(1)................................................       0.49%              0.49%
12b-1 Fees........................................................       0.25%              0.50%
Total Other Expenses(1):
  Servicing Fees..................................................       0.00%              0.25%
  Other Expenses(1)...............................................       0.11%              0.11%
                                                                        -----              -----
Total Fund Operating Expenses(1)**................................       0.85%              1.35%

---------------

(1) After any waivers or reimbursements.

                                    EXAMPLES

                                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                 ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment in
  Class A Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period
  indicated....................................................   $ 38      $  56      $  76      $  132
You would pay the following expenses on a $1,000 investment in
  Class D Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period
  indicated....................................................   $ 24      $  43      $  74      $  162
You would pay the following expenses on the same investment in
  Class D Shares of the Fund, assuming no redemption...........   $ 14      $  43      $  74      $  162

------------

 * See "Contingent Deferred Sales Charge."

** As further described in the Prospectus under the caption "Advisory, Administration and Distribution Arrangements," Stephens and Wells Fargo Bank each has agreed to waive all or a portion of its respective fees in circumstances where Fund expenses that are subject to limitations imposed under state securities laws and regulations exceed such limitations. In addition, Stephens and Wells Fargo Bank each may elect, in its sole discretion, to otherwise waive all or a portion of its respective fees or reimburse expenses. Any such waivers or reimbursements would reduce the total expenses of the Fund. The percentages shown above with respect to Class A and Class D Shares under "Management Fees," "Total Other Expenses" and "Total Fund Operating Expenses" are based on amounts incurred during the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Absent waivers and reimbursements, "Management Fees", "Total Other Expenses" and "Total Fund Operating Expenses" with respect to Class A Shares would have been 0.50%, 0.19% and 0.94%, respectively. Absent waivers and reimbursements, these percentages, with respect to Class D Shares, would have been 0.50%, 0.55% and 1.55% respectively. Long-term Class A or Class D Shareholders of the Fund could pay more in distribution related charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). There can be no assurances that waivers and reimbursements will continue.

                            ------------------------

     The purpose of the foregoing tables is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no other sales loads, redemption fees or exchange fees charged by the Fund. However, the Company reserves the right to impose charges for wiring redemption proceeds. The Examples should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See Prospectus sections captioned "Advisory, Administration and Distribution Arrangements," "Distribution Plan" and "Purchase of Shares" for more complete descriptions of the various costs and expenses applicable to the Fund.

                              FINANCIAL HIGHLIGHTS

     The following information has been derived from the Financial Highlights in the Fund's 1994 annual financial statements. The financial statements are incorporated by reference into the SAI and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated February 17, 1995 also is incorporated by reference in the SAI. This information should be read in conjunction with the Fund's 1994 annual financial statements and the notes thereto. The SAI has been incorporated by reference into this Prospectus.
                         VARIABLE RATE GOVERNMENT FUND

                    FOR A CLASS A SHARE OUTSTANDING AS SHOWN

                                       YEAR           YEAR           YEAR          YEAR         PERIOD
                                      ENDED          ENDED          ENDED          ENDED        ENDED
                                     DEC. 31,       DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,
                                       1994           1993           1992          1991         1990*
                                    ----------     ----------     ----------     ---------     --------
Net Asset Value, Beginning of
  Period...........................     $ 9.99         $ 9.95         $10.13        $10.12      $10.00
Income From Investment Operations:
Net Investment Income/(Loss).......       0.43           0.44           0.59          0.78        0.08
Net Realized and Unrealized
  Gain/(Loss) on Investments.......      (0.80)          0.04          (0.18)         0.01        0.12
                                    ----------     ----------     ----------     ---------     --------
Total From Investment Operations...      (0.37)          0.48           0.41          0.79        0.20
Less Distributions:
Dividends From Net Investment
  Income...........................      (0.43)         (0.44)         (0.59)        (0.78)      (0.08)
Distributions From Net Realized
  Capital Gain.....................       0.00           0.00           0.00          0.00        0.00
                                    ----------     ----------     ----------     ---------     --------
Total Distributions................      (0.43)         (0.44)         (0.59)        (0.78)      (0.08)
Net Asset Value, End of Period.....     $ 9.19         $ 9.99         $ 9.95        $10.13      $10.12
                                    ==========     ==========     ==========     =========     ========
Total Return (not annualized)+.....      (3.81)%         4.87%          4.23%         8.60%       2.75%
Ratios/Supplemental Data:
Net Assets, End of Period (000).... $1,215,546     $1,949,013     $2,559,363      $566,840      $6,858
Number of Shares Outstanding, End
  of Period (000)..................    132,256        195,132        257,238        55,933         678
Ratios to Average Net Assets
  (annualized):
Ratio of Expenses to Average Net
  Assets(1)........................       0.79%          0.76%          0.75%         0.50%       0.00%
Ratio of Net Investment Income to
  Average Net Assets(2)............       4.40%          4.37%          5.62%         7.36%       4.93%
Portfolio Turnover.................        164%           201%           197%          250%        N/A**
---------------
(1) Ratio of Expenses to Average
    Net Assets Prior to Waived Fees
    and Reimbursed Expenses........       0.94%          0.95%          0.94%         1.08%       5.48%
(2) Ratio of Net Investment Income
    to Average Net Assets Prior to
    Waived Fees and Reimbursed
    Expenses.......................       4.25%          4.18%          5.43%         6.78%      (0.55)%

+  Total Returns do not include any sales charges.

*  The Fund commenced operations on November 1, 1990.

** The Fund sold no securities during the period.

                         VARIABLE RATE GOVERNMENT FUND

                     FOR CLASS D SHARE OUTSTANDING AS SHOWN

                                                                                YEAR        PERIOD
                                                                               ENDED        ENDED
                                                                              DEC. 31,     DEC. 31,
                                                                                1994        1993*
                                                                              --------     --------
Net Asset Value, Beginning of Period......................................    $  14.93     $  15.00
Income From Investment Operations:
Net Investment Income/(Loss)..............................................        0.57         0.27
Net Realized and Unrealized Capital Gain/(Loss) on Investments............       (1.19)       (0.07)
                                                                              --------     --------
Total From Investment Operations..........................................       (0.62)        0.20
Less Distributions:
Dividends From Net Investment Income......................................       (0.57)       (0.27)
Distributions From Net Realized Capital Gain..............................        0.00         0.00
                                                                              --------     --------
Total Distributions.......................................................       (0.57)       (0.27)
Net Asset Value, End of Period............................................    $  13.75     $  14.93
                                                                              ========     ========
Total Return (not annualized)+............................................       (4.25%)       1.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000)...........................................    $ 12,220     $ 11,319
Number of Shares Outstanding, End of Period (000).........................         889          758
Ratios to Average Net Assets (annualized):
Ratio of Expenses to Average Net Assets(1)................................        1.29%        1.26%
Ratio of Net Investment Income to Average Net Assets(2)...................        3.94%        3.41%
Portfolio Turnover........................................................         164%         201%
---------------
(1) Ratio of Expenses to Average Net Assets Prior to Waived Fees and
    Reimbursed Expenses...................................................        1.55%        1.75%
(2) Ratio of Net Investment Income to Average Net Assets Prior to Waived
    Fees and Reimbursed Expenses..........................................        3.68%        2.92%

* The Class commenced operations on July 1, 1993.

+ Total Returns do not include the 1% contingent deferred sales charge.

                       INVESTMENT OBJECTIVE AND POLICIES

     INVESTMENT OBJECTIVE -- The Fund seeks to earn a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities ("ARMS") issued or guaranteed by the U.S. Government, its agencies and instrumentalities. As with all mutual funds, there can be no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective.

     The Fund may invest in obligations of any maturity. Under ordinary circumstances, the dollar weighted average maturity of the Fund's portfolio is expected to be between 20 and 30 years. However, under unusual circumstances, the weighted average maturity of the portfolio may be shorter than 20 years. At least 65% of the value of the total assets of the Fund will, under normal circumstances, be invested in ARMS issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises). The annual portfolio turnover rate for the Fund is not expected to exceed 250%. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences.

     ARMS are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. The ARMS in which the Fund may invest are issued and guaranteed by GNMA, FNMA or FHLMC. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMS provide for monthly payments based on a pro-rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA's, FNMA's or FHLMC's fees and applicable loan servicing fees).

     The full and timely payment of principal and interest on GNMA ARMS is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMS are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are high quality investments that present minimal credit risks. The yields provided by these ARMS have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMS guaranteed by GNMA are fully insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMS issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The Fund also may invest in the adjustable rate portions of CMOs issued by government agencies, instrumentalities or government-sponsored enterprises including, primarily, FNMA and FHLMC, and collateralized by pools of mortgage loans. Payments of principal and interest on the collateral mortgages are used to pay debt service on the CMO. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. The principal and interest payment on the underlying mortgages may be allocated among the classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages would be applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full. One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR"). All CMOs purchased by the Fund will be rated, at the time of purchase, AAA by Standard & Poor's Corporation ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's"). The Fund will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council ("FFIEC") Supervisory Policy Statement on Securities Activities.

     The interest rates on the mortgages underlying the ARMS and the CMOs in which the Fund may invest generally are readjusted at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month, three-month, six-month or one-year LIBOR, a published prime rate, or commercial paper rates. Certain of these indices follow overall market interest rates more closely than others.

     Adjustable rate mortgages, an increasingly common form of residential financing, generally are originated by banks, mortgage banks and thrift institutions and have a specified maturity date. Most provide for amortization of principal in a manner similar to fixed-rate mortgages, but have interest payment amounts that change in response to changes in a specified interest rate index. The rate of interest due on such a mortgage is calculated by adding an agreed-upon "margin" to the specified index, although there generally are limitations or "caps" on interest rate movements in any given period or over the life of the mortgage. To the extent that the interest rates on adjustable rate mortgages that back the ARMS or the CMOs in which the Fund may invest cannot be adjusted in response to interest rate changes because of such caps, the ARMS or CMOs are likely to respond to changes in market rates more like fixed rate securities. In other words, interest rate increases in excess of such caps can be expected to cause the CMOs or ARMS backed by mortgages that have such caps to decline in value to a greater extent than would be the case in the absence of such caps. Conversely, interest rate decreases below such floors can be expected to cause the CMOs or ARMS backed by mortgages that have such floors to increase in value to a greater extent than would be the case in the absence of such floors.

     The adjustable rate feature of the mortgages underlying the ARMS and the CMOs in which the Fund may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates. Since the interest rates on many mortgages underlying ARMS and CMOs are reset on an annual basis and generally are subject to caps, it can be expected that the prices of such ARMS and CMOs will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying adjustable rate mortgages or the CMO. In this regard, the net asset value of the Fund's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss or less gain than might otherwise be achieved if they redeem their shares of the Fund before the interest rates on the mortgages underlying the Fund's portfolio securities are adjusted to reflect prevailing market interest rate.

     The holder of ARMS and certain CMOs receives not only monthly scheduled payments of principal and interest, but also may receive unscheduled principal payments representing prepayments on the underlying mortgages. An investor, therefore, may have to reinvest the periodic payments and any unscheduled prepayments of principal it receives at a rate of interest which is lower than the rate on the ARMS and CMOs held by it.

     The Fund also may invest cash balances in U.S. Treasury securities with remaining maturities of two years or less. As described further in the SAI, certain securities in which the Fund may otherwise invest may be purchased on a when-issued basis, but the Fund does not presently intend to invest more than 5% of its net assets in when-issued securities during the coming year. The Fund will not invest in the shares of other open-end, management investment companies.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to U.S. Government obligations and other securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited. The Fund will only enter into repurchase agreements with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors and are not affiliated with the investment adviser. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

                            ------------------------

     The Fund's investment objective, as set forth in the first paragraph of the section describing the Fund's objective and policies, is fundamental; that is, the investment objective may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. If the Board of Directors determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Company may make such change without shareholder approval and will disclose any such material changes in the then current prospectus.

     In addition, as matters of fundamental policy, the Fund may: (i) borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such borrowing exists); (ii) make loans of portfolio securities; and (iii) invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, restricted securities and illiquid securities. With respect to fundamental investment policy (ii), the Fund does not intend to make loans of its portfolio securities during the coming year.

      Additionally, the Fund does not intend to invest in repurchase agreements having maturities of more than seven days or illiquid securities during the coming year.

             ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Board of Directors, in addition to supervising the actions of the investment adviser, sponsor, administrator and distributor, as set forth below, decides upon matters of general policy.

INVESTMENT ADVISER

     Pursuant to an Advisory Contract, the Fund is advised by Wells Fargo Bank, 420 Montgomery Street, San Francisco, California 94163, a wholly owned subsidiary of Wells Fargo & Company. Wells Fargo Bank, one of the ten largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of December 31, 1994, various divisions and affiliates of Wells Fargo Bank provided investment advisory services for approximately $200 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank is the investment adviser to the other separately managed series of the Company (other than those structured as "feeder funds"), and to six other registered open-end management investment companies, each of which consist of several separately managed investment portfolios.

     The Advisory Contract provides that Wells Fargo Bank shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Board of Directors periodic reports on the investment strategy and performance of the Fund.

     Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Fund and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably. From time to time, the Fund, to the extent consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

     For its services under the Advisory Contract, Wells Fargo Bank is entitled to receive a monthly advisory fee at the annual rate of 0.50% of the average daily net assets of the Fund. From time to time Wells Fargo Bank may waive such fee in whole or in part. Any waiver would reduce expenses of the Fund involved and, accordingly, have a favorable impact on the yield or return of the Fund. For the year ended December 31, 1994, Wells Fargo Bank was paid 0.41% of the average daily net assets of the Fund as compensation for its services as investment adviser.

     Mr. Paul Single is responsible for the day-to-day management of the Variable Rate Government Fund. Mr. Single has managed taxable bond portfolios for over a decade with specific expertise in mortgage-backed securities. Prior to joining Wells Fargo Bank in early 1988, he was a senior portfolio manager for Benham Capital Management Group. Mr. Single received his B.S. from Springfield College.

     Mr. Scott Smith also is responsible for the day-to-day management of the portfolio of the Variable Rate Government Fund. He joined Wells Fargo Bank in 1988 as a taxable money market portfolio specialist. His experience includes a position with a private money management firm with mutual fund investment operations. Mr. Smith holds a B.A. degree from the University of San Diego.

SPONSOR, ADMINISTRATOR AND DISTRIBUTOR

     Stephens, 111 Center Street, Little Rock, Arkansas 72201, has entered into an agreement with the Fund under which Stephens acts as administrator for the Fund. For these administrative services, Stephens is entitled to receive from the Fund a monthly fee at the annual rate of 0.15% of its average daily net assets; decreasing to 0.10% of the average daily net assets of the Fund in excess of $200 million. From time to time Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses of the Fund and, accordingly, have a favorable impact on the yield or return of the Fund.

     The Administration Agreement between Stephens and the Fund states that Stephens shall provide as administrative services, among other things, general supervision of (i) the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and the preparation of proxy statements and shareholder reports for the Fund; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund and pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

     Stephens, as the principal underwriter of the Fund within the meaning of the Investment Company Act of 1940 (the "1940 Act"), has also entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Class A Shares and Class D Shares of the Fund. The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of its Class A Shares and Class D Shares and may enter into selling agreements with broker/dealers or financial institutions to market and make available Class A Shares and Class D Shares to their respective customers.

     Under the Distribution Agreement, Stephens is entitled to receive from the Fund a monthly fee at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at an annual rate of up to 0.50% of the average daily net assets of the Class D Shares of the Fund. The actual fee payable to Stephens is determined, within such limits, from time to time by mutual agreement between the Company and Stephens, and may not exceed the maximum amount payable under the Rules of Fair Practice of the NASD. Stephens may enter into selling agreements with one or more selling agents under which such agents may receive from Stephens compensation for sales support services. Such compensation may include, but is not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. Services provided by selling agents in exchange for commissions and other payments to selling agents are the principal sales support services provided to the Fund. Stephens may retain any portion of the total distribution fee payable under the Distribution Agreement to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. Since the Distribution Agreement provides for fees that are used by Stephens to pay for distribution services, a plan of distribution for each class of shares (individually a "Plan," collectively the "Plans") and the Distribution Agreement are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expense of distributing its shares. See Prospectus section captioned "Distribution Plans" for a more complete description of the Plans.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.

SERVICING AGENTS

     The Fund may enter into servicing agreements with one or more servicing agents on behalf of Class D Shares of the Fund. Under such agreements, servicing agents provide shareholder liaison services, which may include responding to customer inquiries and providing information on their investments, and provide such other related services as the Fund or a Class D Shareholder may reasonably request. For these services, a servicing agent receives a fee which will not exceed, on an annualized basis for the Fund's then current fiscal year, 0.25% of the average daily net assets of the Class D Shares of the Fund represented by Class D Shares owned by investors with whom the servicing agent maintains a servicing relationship, or an amount which equals the maximum amount payable to the servicing agent under applicable laws, regulations or rules, whichever is less.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for the Fund is determined by Wells Fargo Bank on each day that the Exchange is open for trading. The net asset value of a share of a class of a Fund is the value of total net assets attributable to each class divided by the number of outstanding shares of that class. The value of net assets per class is determined daily by adjusting the net assets per class at the beginning of the day by the value of each class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each class by attributing to each class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each class as appropriate. The net asset value of each class is expected to fluctuate daily.

     The value of assets of the Fund (other than debt obligations maturing in 60 days or less) is determined as of the close of regular trading on the Exchange (referred to hereafter as "the close of the Exchange"), which is currently 4:00 p.m. New York time. Except for debt instruments with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by the Board of Directors. Prices used for such valuations may be provided by independent pricing services.

PERFORMANCE DATA

     From time to time, the Company may advertise yield and total return information with respect to a class of shares of the Fund. Total return and yield information of a class of shares are based on the historical earnings and performance of such class of shares and should not be considered representative of future performance.

      The total return of a class of shares of the Fund is calculated by subtracting (i) the public offering price of the class of shares (which includes the maximum sales charge for the class of shares) of one share of the class of shares at the beginning of the period, from (ii) the net asset value of all shares of the class of shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and capital gain distributions), and dividing by (iii) the public offering price per share of the class of shares at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and capital gain distributions and changes in share price during the period for the class of shares. The Fund may also, at times, calculate total return of a class of shares based on net asset value per share of a class of shares (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that total return data derived pursuant to the calculation described above are also presented.

     The yield of a class of shares will be computed by dividing its net investment income per share of the class earned during a specified period by its public offering price per share (which includes the maximum sales charge) on the last day of such period and annualizing the result. For purposes of sales literature, these yields may also, at times, be calculated on the basis of the net asset value per share of the class (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the Volume Discounts set forth below) is assessed, provided that yield data derived pursuant to the calculation described above are also presented.

     Because of differences in the fees and/or expenses borne by Class D Shares of the Fund, the net yield on such shares can be expected, at any given time, to be lower than the net yield on Class A Shares. Performance information quotations will be computed separately for Class A Shares and Class D Shares.

     Additional information about the performance of the Fund is contained in the Annual Report for the Fund. The Annual Report may be obtained free of charge by calling the Company at 800-552-9612.

                               PURCHASE OF SHARES

     Shares of the Fund may be purchased on any day the Exchange is open for trading through Stephens, the Transfer Agent, any authorized broker/dealers or financial institutions with which Stephens has entered into agreements. Such broker/dealers or financial institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their clients for such services, other than services related to purchase orders, which would reduce the clients' overall yield or return. The Exchange is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday"). When any Holiday falls on a Saturday, the Exchange usually is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday.

     In most cases, the minimum initial purchase amount for the Fund is $1,000. The minimum initial purchase amount is $100 for purchases through the Systematic Purchase Plan and $250 for an investment by a retirement plan qualified under the Internal Revenue Code of 1986, as amended (the "Code"). The minimum subsequent purchase amount is $100. The minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. The Company reserves the right to reject any purchase order. All funds, net of sales loads, will be invested in full and fractional shares. Checks will be accepted for the purchase of the Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address and telephone number on the front cover of the Prospectus.

     Shares of the Fund are offered continuously at the applicable offering price (including any sales load) next determined after a purchase order is received. Payment for shares purchased through a broker/dealer will not be due from the broker/dealer until the settlement date, currently five business days after the order is placed. Effective June 7, 1995, the settlement date will normally be three business days after the order is placed. It is the broker/dealer's responsibility to forward payment for shares being purchased to the Fund promptly. Payment for orders placed directly through the Transfer Agent must accompany the order.

                            ------------------------

     When payment for shares of the Fund purchased through the Transfer Agent is by a check that is drawn on any domestic bank, federal funds normally become available to the Fund on the business day after the day the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay execution of an order.

     When shares of the Fund are purchased through a broker/dealer or financial institution, Stephens reallows that portion of the sales load designated below as the Dealer Allowance. Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. If all sales charges are paid or reallowed to a broker/dealer or financial institution, it may be deemed an "underwriter" under the Securities Act of 1933. When shares are purchased directly through the Transfer Agent and no broker/dealer or financial institution is involved with the purchase, the entire sales load is paid to Stephens.

     Sales loads relating to orders for the purchase of Class A Shares in the Fund are as follows:

                                                                                    DEALER
                                                         SALES LOAD   SALES LOAD   ALLOWANCE
                                                          AS % OF      AS % OF      AS % OF
                        CLASS A SHARES                    OFFERING    NET AMOUNT   OFFERING
                      AMOUNT OF PURCHASE                   PRICE       INVESTED      PRICE
        -----------------------------------------------  ----------   ----------   ---------
        Less than $100,000.............................     3.00%        3.09%        2.75%
        $100,000 up to $199,999........................     2.00         2.04         1.75
        $200,000 up to $599,999........................     1.00         1.01         0.90
        $600,000 up to $999,999........................     0.60         0.60         0.50
        $1,000,000 and over............................     0.00         0.00         0.00

     Class D Shares are not subject to a front-end sales load. However, Class D Shares which are redeemed within one year from the receipt of a purchase order will be subject to a contingent deferred sales charge equal to 1% of the dollar amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of such shares at the time of redemption.

     A selling agent or servicing agent and any other person entitled to receive compensation for selling or servicing shares may receive different compensation for selling or servicing Class A Shares as compared with Class D Shares.

REDUCED SALES CHARGE -- CLASS A SHARES

     The above Volume Discounts are available to you based on the combined dollar amount being invested in Class A Shares of the Fund or of Class A Shares of one or more of the portfolios of the Company which assess a sales load (the "Load Funds"). Because Class D Shares are not subject to a front-end sales charge, the amount of Class D Shares you hold is not considered in determining any volume discount.

     The Right of Accumulation allows an investor to combine the amount being invested in Class A Shares of the Fund with the total net asset value of Class A Shares in any of the Load Funds in accordance with the above sales load schedule to reduce the sales load. For example, if you own Class A Shares of the Company's other investment portfolios with an aggregate net asset value of $90,000 and invest an additional $20,000 in Class A Shares of the Fund, the sales load on the entire additional amount would be 2.00% of the offering price. To obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales load, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time with respect to all Class A Shares purchased thereafter.

     A Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period at reduced sales loads based on the total amount intended to be purchased plus the total net asset value of Class A Shares in any of the Load Funds already owned. Each investment made during the period receives the reduced sales load applicable to the total amount of the intended investment. If such amount is not invested within the period, you must pay the difference between the sales loads applicable to the purchases when made and the charges previously paid. The reductions in sales loads effected by the Fund's adoption of the revised sales load schedule shown above are available with respect to investments made on or after July 15, 1991, even if they are made pursuant to a Letter of Intent entered into prior to such date.

     You may Reinvest proceeds from a redemption of Class A Shares of the Fund in Class A Shares of the Fund or in Class A Shares of another of the Company's investment portfolios that offers Class A Shares at net asset value, without a sales load, within 120 days after such redemption. However, if the other investment portfolio charges a sales load that is higher than the sales load that you have paid in connection with the Class A Shares you have redeemed, you pay the difference. In addition, the Class A Shares of the other investment portfolio to be acquired must be registered for sale in your state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of the Class A Shares must be received by the Fund or the Transfer Agent within 120 days after the effective date of the redemption.

     If you realized a gain on your redemption, the reinvestment will not alter the amount of any federal capital gains tax payable on the gain. If you realized a loss on your redemption, the reinvestment may cause some or all of such loss to be disallowed as a tax deduction, depending on the number of Class A Shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the Class A Shares acquired upon the reinvestment.

     Reductions in front-end sales loads apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

     Reductions in front-end sales loads also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales load, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent of more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by Directors, officers and employees (and their spouses and children under the age of 21) of the Company, Stephens, its affiliates and other broker/dealers that have entered into agreements with Stephens to sell such shares. Class A Shares of the Fund also may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by present and retired Directors, officers and employees (and their spouses and children under the age of 21) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree. Such shares also may be purchased at such price by employee benefit and thrift plans for such persons and by any investment advisory, trust or other fiduciary account (other than an individual retirement account) maintained, managed or advised by Wells Fargo Bank or Stephens or their affiliates. In addition, Class A Shares also may be purchased at net asset value by pension, profit sharing or other employee benefit plans established under Section 401 of the Code.

     Class A Shares of the Fund may be purchased at a purchase price equal to the net asset value of such shares, without a sales load, by the following types of investors that place trades through an omnibus account maintained at the Fund by a discount broker/dealer: trust companies; investment advisers and financial planners on behalf of their clients; retirement and deferred compensation plans and the trusts used to fund these plans.

     By investing in the Fund, you appoint the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares of the Fund can be obtained on request. It is more complicated to redeem shares held in certificated form, and the expedited redemption described below is not available with respect to certificated shares.

 CONTINGENT DEFERRED SALES CHARGE -- CLASS D SHARES

     Class D Shares which are redeemed within one year of receipt of a purchase order for such shares will be subject to a contingent deferred sales charge equal to 1.00% of an amount equal to the lesser of the net asset value at the time of purchase for the Class D Shares being redeemed or the net asset value of such shares at the time of redemption. Accordingly, a contingent deferred sales charge will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition a charge will not be assessed on Class D Shares purchased through reinvestment of dividends or capital gains distributions. In determining whether a contingent deferred sales charge is applicable to a redemption, Class D Shares are considered redeemed on a first-in, first-out basis so that Class D Shares held for a longer period of time are considered redeemed prior to more recently acquired shares.

     The contingent deferred sales charge is waived on redemptions of Class D Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached age 70 1/2, (iii) effected pursuant to the Company's right to liquidate a shareholder's account if the aggregate net asset value of the shareholder's account is less than the minimum account size, or
(iv) in connection with the combination of the Company with any other registered investment company by a merger, acquisition of assets, or by any other reorganization transaction.

     Investors who are entitled to purchase Class A Shares of the Fund at net asset value without a sales load should not purchase Class D Shares. Other investors, including those who are entitled to purchase Class A shares of the Fund at a reduced sales load, should compare the fees assessed on Class A Shares against those assessed on Class D Shares (including potential contingent deferred sales charges and higher Rule 12b-1 fees) in light of the amount to be invested and the anticipated time that the shares will be owned.

     Shares of the Fund may be purchased by any of the methods described below.

INITIAL PURCHASES OF FUND SHARES BY WIRE

     1. Telephone toll free (800) 572-7797. Give the name of the Fund in which the investment is to be made, the class of shares to be purchased, the name(s) in which the shares are to be registered, the address, social security or tax identification number (where applicable) of the person or entity in whose name(s) the shares are to be registered, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

     2. Instruct the wiring bank, which may charge a separate fee, to transmit the specified amount in federal funds ($1,000 or more) to:

         Wells Fargo Bank, N.A.
         San Francisco, California
         Bank Routing Number: 121000248
         Wire Purchase Account Number: 4068-000462
         Attention: Overland Express Variable Rate Government Fund (designate Class A or D)
         Account Name(s): (name(s) in which to be registered)
         Account Number: (as assigned by telephone)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

         Wells Fargo Bank, N.A.
         Overland Express Shareholder Services
         P.O. Box 63084
         San Francisco, California 94163
         Telefacsimile: 1-415-781-4082

     4. Share purchases are effected at the public offering price, or, in the case of Class D Shares, at the net asset value, next determined after the Account Application is received and accepted.

INITIAL PURCHASES OF FUND SHARES BY MAIL

     1.  Complete an Account Application. Indicate the services to be used.

     2. Mail the Account Application and a check for $1,000 or more, payable to "Overland Express Variable Rate Government Fund (designate Class A or D)" to its mailing address set forth above.

ADDITIONAL PURCHASES

     Additional purchases of $100 or more may be made by instructing the Fund's Transfer Agent to debit an approved account designated in the Account Application, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Overland Express Variable Rate Government Fund (designate Class A or D)" to the above address. Write the Fund account number on the check and include the detachable stub from a Statement of Account or a letter providing the account number.

SYSTEMATIC PURCHASE PLAN

     The Company's Systematic Purchase Plan provides you with a convenient way to establish and automatically add to your existing accounts on a monthly basis. If you elect to participate in this plan, you must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated bank account (provided your bank is a participant in the automated clearing house system). The Transfer Agent withdraws and uses this amount to purchase shares of the Fund on or about the fifth business day of each month. There are no additional fees charged for participating in this plan.

     You may change the investment amount, suspend purchases or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to any scheduled transaction. An election will be terminated automatically if the designated bank account balance is insufficient to make a scheduled withdrawal, or if either the designated bank account or your account is closed.

PURCHASES THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Purchase orders for shares of the Fund placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale, including orders for which payment is to be made from free cash credit balances in securities accounts held by a dealer, will be effective on the same day the order is placed if received by the Transfer Agent before the close of business. Purchase orders that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of purchase orders to the Transfer Agent. Payment for Fund shares is not due until settlement date. Broker/dealers and financial institutions may benefit from the temporary use of payments to the Fund during the settlement period. A broker/dealer or financial institution that is involved in a purchase transaction may charge separate account, service or transaction fees. Financial institutions may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.

                              EXCHANGE PRIVILEGES

     You may exchange Class A Shares of the Fund for shares of the same class of the Company's other investment portfolios or for shares of the California Tax-Free Money Market Fund, the Money Market Fund or the U.S. Treasury Money Market Fund in an identically registered account at respective net asset values, provided that, if the other investment portfolio charges a sales load on the purchase of the class of shares being exchanged that is higher than the sales load that you have paid in connection with the shares you are exchanging, you pay the difference. Class D Shares of the Fund may be exchanged for Class D Shares of one of the Company's other investment portfolios that offer Class D Shares or for Class A Shares of the Money Market Fund in an identically registered account at respective net asset values. You are not charged a contingent deferred sales charge on exchanges of Class D Shares for shares of the same class of another of the Company's investment portfolios or for Class A Shares of the Money Market Fund. If you exchange Class D Shares for shares of the same class of another investment portfolio, or for Class A Shares of the Money Market Fund, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of the initial purchase of the previously held shares. Accordingly, if you exchange Class D Shares for Class A Shares of the Money Market Fund, and redeem the shares of the Money Market Fund within one year of the receipt of the purchase order for the exchanged Class D Shares, you will have to pay a deferred sales charge equal to the contingent deferred sales charge applicable to the previously exchanged Class D Shares. If you exchange Class D Shares of an investment portfolio for Class A Shares of the Money Market Fund you may subsequently re-exchange the acquired Class A Shares only for Class D Shares. If you re-exchange the Class A Shares of the Money Market Fund for Class D Shares, the remaining period of time (if any) that the contingent deferred sales charge is in effect will be computed from the time of your initial purchase of Class D Shares. In addition, shares of the investment portfolio to be acquired must be registered for sale in your state of residence. You should obtain, read and retain the Prospectus for the investment portfolio which you desire to exchange into before submitting an exchange order.

     You may exchange shares by writing the Transfer Agent as indicated below under Redemption by Mail, or by calling the Transfer Agent or your authorized broker/dealer or financial institution or Servicing Agent, unless you have elected not to authorize telephone exchanges in your Account Application (in which case you may subsequently authorize such telephone exchanges by completing a Telephone Exchange Authorization Form and submitting it to the Transfer Agent in advance of the first such exchange). Shares held in certificated form may not be exchanged by telephone. The Transfer Agent's number for exchanges is (800) 572-7797.

     Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares, except that, with respect to an exchange transaction between accounts registered in identical names, no signature guarantee is required unless the amount being exchanged exceeds $25,000. The Company reserves the right to limit the number of times shares may be exchanged between Funds, or to reject in whole or in part any exchange request into a fund when management believes that such action would be in the best interest of the fund's other shareholders, such as when management believes that such action would be appropriate to protect such fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The Company reserves the right to modify or discontinue exchange privileges at any time. Under SEC rules, 60 days prior notice of any amendments or termination of exchange privileges will be given to shareholders, except under certain extraordinary circumstances. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

     Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you decline such privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. If the Transfer Agent does not follow such procedures, the Company and the Transfer Agent may be liable for any losses attributable to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                              REDEMPTION OF SHARES

     Shares may be redeemed at their next determined net asset value after receipt of a request in proper form by the Transfer Agent directly or through any authorized broker/dealer or financial institution.

     Except for any contingent deferred sales charge which may be applicable upon redemption of Class D Shares, as described under "Purchase of Shares," the Company does not charge for redemption transactions. However, a broker/dealer or financial institution that is involved in a redemption transaction may charge separate account, service or transaction fees. On a day the Fund is open for business, redemption orders received by an authorized broker/dealer or financial institution before the close of the Exchange and received by the Transfer Agent before the close of business on the same day will be executed at the net asset value per share determined at the close of the Exchange on that day. Redemption orders received by authorized broker/dealers or financial institutions after the close of the Exchange, or not received by the Transfer Agent prior to the close of business, will be executed at the net asset value determined at the close of the Exchange on the next business day.

     Redemption proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, ordinarily will be remitted within seven days after the order is received in proper form, except proceeds may be remitted over a longer period to the extent permitted by the SEC under extraordinary circumstances. If an expedited redemption is requested, redemption proceeds will be distributed only if the check used for investment is deemed to be cleared for payment by your bank, currently considered by the

Company to be a period of up to 15 days after investment. The proceeds, of course, may be more or less than cost. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.

REDEMPTION BY MAIL

     1. Write a letter of instruction. Indicate the dollar amount of or number of shares to be redeemed. Refer to your Fund account number and provide either a social security or a tax identification number (as applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $5,000 or more, or redemption proceeds are to be paid to someone other than you at your address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. If shares to be redeemed are held in certificated form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

     5. Mail the letter to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchase of Fund Shares by Wire."

     Unless other instructions are given in proper form, a check for the proceeds of redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be sent to your address of record.

SYSTEMATIC WITHDRAWAL PLAN

     The Company's Systematic Withdrawal Plan provides a way for you to have shares redeemed from your account and the proceeds, net of any contingent deferred sales charge applicable with respect to Class D Shares, distributed to you on a monthly basis. You may elect to participate in this plan if you have a shareholder account valued at $10,000 or more as of the date of your election to participate, and are not also a participant in the Company's Systematic Purchase Plan at any time while participating in this plan. To participate in the plan you must specify an amount ($100 or more) to be distributed by check to your address of record or deposited in a designated bank account. The Transfer Agent redeems sufficient shares and mails or deposits the proceeds of the redemption, net of any contingent deferred sales charge applicable with respect to Class D Shares, as instructed, on or about the fifth business day prior to the end of each month. There are no additional fees charged for participating in this plan.

     You may change the withdrawal amount, suspend withdrawals or terminate the election at any time by providing written notice to the Transfer Agent at least five business days prior to a scheduled transaction.

An election will be terminated automatically if your account balance is insufficient to make a scheduled withdrawal or if your account is closed.

EXPEDITED REDEMPTIONS

     If shares are not held in certificated form, you may request an expedited redemption of shares by letter or telephone (unless you have elected not to authorize telephone redemptions on your Account Application or other form that is on file with the Transfer Agent) on any day the Fund is open for business. See "Exchange Privileges" for additional information regarding telephone redemption privileges.

     You may request expedited redemption by telephone by calling the Transfer Agent at (800) 572-7797.

     You may request expedited redemption by mail by mailing your expedited redemption request to the Transfer Agent at the mailing address set forth under "Purchase of Shares -- Initial Purchase of Fund Shares by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more, net of any contingent deferred sales charge applicable with respect to Class D Shares, will be wired or credited to the bank indicated in your Account Application or wired to an authorized broker/dealer or financial institution designated in your Account Application. The Company reserves the right to impose charges for wiring redemption proceeds. When proceeds of an expedited redemption are to be paid to someone other than yourself, to an address other than that of record, or to a bank, broker/dealer or other financial institution that has not been predesignated, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If an expedited redemption request is received by the Transfer Agent by the close of business on any day the Fund is open for business, the redemption proceeds will be transmitted to your bank or predesignated broker/dealer or financial institution on the next business day (assuming the investment check has cleared as described above), absent extraordinary circumstances. A check for proceeds of less than $5,000 will be mailed to your address of record, except that, in the case of investments in the Company that have been effected through broker/dealers, banks and other institutions that have entered into special arrangements with the Company, the full amount of the redemption proceeds may be transmitted by wire or credited to a designated account.

REDEMPTIONS THROUGH AUTHORIZED BROKER/DEALERS AND FINANCIAL INSTITUTIONS

     Redemption requests placed through authorized broker/dealers and financial institutions by the close of the Exchange on any day that the Fund's shares are offered for sale will be effective on the same day the request is placed if received by the Transfer Agent before the close of business. Redemption requests that are received by a dealer or financial institution after the close of the Exchange or by the Transfer Agent after the close of business generally will be effective on the next day that shares are offered. The broker/dealer or financial institution is responsible for the prompt transmission of redemption requests to the Transfer Agent. Unless you have made other arrangements, and have informed the Transfer Agent of such arrangements, proceeds of redemptions made through authorized broker/dealers and financial institutions will be credited to your account with such broker/dealer or institution. You may request a check from the broker/dealer or financial institution or may elect to retain the redemption proceeds in your account. The broker/dealer or financial institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to you for such proceeds or prior to disbursement or reinvestment of such proceeds on your behalf.

                            ------------------------

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal and state income tax purposes.

     Due to the high cost of maintaining small accounts, the Company reserves the right to redeem accounts that fall below $1,000 because of a shareholder redemption. Prior to such a redemption, you will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               DISTRIBUTION PLANS

     The Company's Board of Directors has adopted a Plan on behalf of each class of shares of the Fund. Under the Plans, the Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund, by paying a monthly fee at the annual rate of up to 0.25% of the average daily net assets of the Class A Shares of the Fund and a monthly fee at the annual rate of up to 0.50% of the average daily net assets of the Class D Shares of the Fund. Since the fee payable to Stephens under the Distribution Agreement is based upon a percentage of the average daily net assets of a class of shares of the Fund and not upon the actual expenditures of Stephens, the expenses of Stephens (which may include overhead expenses) may be more or less than the fees received by it under the Distribution Agreement. All or a portion of these fees may be paid by Stephens to broker-dealers or financial institutions who have entered into selling agent agreements with Stephens, as compensation for sales support services.

                                 SERVICING PLAN

     The Company's Board of Directors has adopted a servicing plan ("Servicing Plan") on behalf of the Class D Shares of the Fund. Pursuant to the Servicing Plan the Fund may enter into servicing agreements with one or more servicing agents who agree to provide administrative support services to their customers who are the record or beneficial owners of Class D Shares. Such servicing agents will be compensated at an annual rate of up to 0.25% of the average daily net asset value of the Class D Shares held of record or beneficially by such customers.

                          DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare as a dividend to all shareholders of record substantially all of its net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time) on the day of declaration. Shares purchased in the Fund will begin earning dividends on the business day following the date the purchase order settles and shares redeemed will earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend to shareholders of record at 4:00 p.m. (New York time) on the prior business day.

      Dividends of the Fund declared in, and attributable to, any month will be paid early in the following month. Shareholders of the Fund who redeem shares prior to a dividend payment date will be entitled to all dividends declared but unpaid prior to redemption on such shares on the next dividend payment date.

     Net capital gains of the Fund, if any, will be distributed annually (or more frequently to the extent permitted to avoid imposition of the 4% excise tax described in the SAI).

     Dividends and/or capital gain distributions paid by the Fund will be invested in additional shares of the same class of the Fund at net asset value (without any sales load) and credited to your account on the reinvestment date or, at your election, paid by check. In addition, you may elect to reinvest Fund dividends and/or capital gain distributions in shares of another fund in the Overland Express Family of Funds with which you have an established account that has met the applicable minimum initial investment requirement.

     The Fund's net investment income available for distribution to the holders of Class D Shares will be reduced by the amount of servicing fees payable to servicing agents under the Servicing Plan and by the incremental distribution fees payable under the Distribution Plan. There may be certain other differences in fees (e.g. audit fees, transfer agent fees) between Class A Shares and Class D Shares that would affect their relative dividends.

                                     TAXES

     By complying with the applicable provisions of the Code, the Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders. However, dividends attributable to investment income (which includes net short-term capital gains, if any) declared and paid by the Fund will be taxable as ordinary income to Fund shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional shares, they will be taxable. Generally, dividends are taxable to shareholders at the time they are paid. However, dividends declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends are actually paid no later than January 31 of the following year. You may be eligible to defer the taxation of dividend and capital gain distributions on shares of the Fund which are held under a qualified tax-deferred retirement plan. The Fund intends to pay out all its net investment income and net realized capital gains (if any) for each year. The Fund's dividends will not qualify for the dividends-received deduction allowed to corporate shareholders.

     The Fund will inform you of the amount and nature of Fund dividends and capital gains. You should keep all statements you receive to assist in your personal recordkeeping. The Company is required by federal law to withhold, subject to certain exemptions, at a rate of 31% on dividends paid and redemption proceeds (including proceeds from exchanges) paid or credited to individual shareholders of the Fund if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes - Foreign Shareholders" in the SAI.

      Further federal tax considerations are discussed in the SAI. All investors should consult their individual tax advisors with respect to their particular tax situations as well as the state and local tax status of investments in shares of the Fund.

              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Wells Fargo Bank has been retained to act as the Fund's custodian and transfer and dividend disbursing agent. Its principal place of business is 420 Montgomery Street, San Francisco, California 94163 and its transfer and dividend disbursing agency activities are managed at 525 Market Street, San Francisco, California 94105.

                         ORGANIZATION AND CAPITAL STOCK

     The Company, an open-end investment company, was incorporated in Maryland on April 27, 1987. The authorized capital stock of the Company consists of 20,000,000,000 shares having a par value of $.001 per share. The Company currently offers twelve series of shares, each representing an interest in one of the funds in the Overland Express Family of Funds -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Money Market Fund, the Money Market Fund, the Municipal Income Fund, the Overland Sweep Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund and the Variable Rate Government Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. The Company may dispense with the annual meeting of shareholders in any fiscal year in which it is not required by the 1940 Act to elect Directors; however, shareholders are entitled to call a meeting of shareholders for purposes of voting on removal of a Director or Directors. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Company, when issued, will be fully paid and nonassessable.

     A purported class action lawsuit was filed on March 14, 1995 in the United States District Court for the Southern District of California by Conrad D. Schaefer and Diane L. Schaefer, Trustees for the Schaefer Family Trust of 1992 against the Overland Express Family of Funds "Variable Rate Government Fund," Wells Fargo Bank and Wells Fargo & Company. The plaintiffs seek to sue on behalf of persons who bought the fund between January 1, 1991 and March 10, 1995, and allege that defendants violated the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and common law by, among other things, failing to disclose adequately the objectives and risks of the Fund, specifically, the risks involved in investing in Support Class Bonds, and that the Fund's prospectuses, annual reports and other documents filed with the Securities and Exchange Commission contained false and misleading statements relating thereto. The named plaintiffs allege that the Class as a whole suffered substantial, but unspecified, damages, including interest, in connection with the purchase of securities covered by the Fund's offering documents over the course of the specified period. Management of the Company believes that the case is without merit and intends to vigorously defend against the action.

                   OVERLAND EXPRESS FUNDS, INC.                                 VARIABLE RATE GOVERNMENT FUND
                                                                                     ACCOUNT APPLICATION
 C/O OVERLAND EXPRESS SHAREHOLDER SERVICES, WELLS FARGO BANK, N.A                        PAGE 1 OF 5
      POST OFFICE BOX 63084, SAN FRANCISCO, CALIFORNIA 94163
                 FOR PERSONAL SERVICE PLEASE CALL
           YOUR INVESTMENT SPECIALIST OR 1-800-572-7797
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 1. ACCOUNT REGISTRATION  / / NEW ACCOUNT / / ADDITIONAL INVESTMENT OR CHANGE TO ACCOUNT #
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 / / INDIVIDUAL         1.    Individual                                                                     -       -
     USE LINE 1                                     ---------------------------------             ----------- ------- ------------
                                                    First Name   Initial   Last Name                      Soc. Security No.


 / / JOINT OWNERS       2.    Joint Owner                                                         (Only one Soc. Security No. is
     USE LINES 1 & 2                                ---------------------------------              required for Joint Owners)
                                                    First Name   Initial   Last Name

                              Joint Tenancy with right of survivorship is presumed unless Tenancy in Common is indicated:
                              / / Tenants in Common

 / / TRANSFER TO        3.    Uniform
     MINORS                   Transfer              ------------------------------------------------------------------------------
     USE LINE 3               to Minors                      Custodian's Name (only one)             Minor's State of Residence
                                                                                                             -       -
                                                    -----------------------------------------     ----------- ------- ------------
                                                               Minor's Name (only one)                Minor's Soc. Security No.
 / / TRUST*             4.    Trust Name
                                                    ------------------------------------------------------------------------------
     USE LINE 4               Trustee(s)
                                                    ------------------------------------------------------------------------------
                                                           (If you would like Trustee's name included in registration.)

                              Trust ID Number
                                              ------------------------------------------------------------------------------------
                                              Please attach title page, the page(s) allowing investment in a mutual fund ("powers page") and signature page, and complete Section 7, "Authorization for Trusts and
                                              Organizations."
 / / ORGANIZATION*      5.   Organization Name                                                                 -
     USE LINE 5                                ----------------------------------------  ---------------------   -----------------
                                               *Complete "Authorization for Trusts and                    Tax I.D. No.
                                               Organizations" (Section 7).

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 ADDRESS:

 Number and Street                                                                                Apartment No.
                   ------------------------------------------------------------------------------               ------------------
 City                                                                     State               Zip Code
      -------------------------------------------------------------------       ------------           ---------------------------
 Telephone Numbers:  (DAY)            -           -                           (EVENING)            -           -
                           ----------- ----------- ------------------                   ----------- ----------- ------------------
                           (Area Code)                                                  (Area Code)
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                                                            (CONTINUED)
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                                                           VARIABLE RATE GOVERNMENT FUND
                                                                ACCOUNT APPLICATION
                                                                    PAGE 2 OF 5
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 2. INVESTMENT INSTRUCTIONS    (Minimum initial investment: $1,000.)
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 INVESTMENT AMOUNT:           $
                               ---------------------------
 TYPE OF ACCOUNT (CHOOSE ONE ONLY):

                                 / /  Class A Shares, or

                                 / /  Class D Shares (not available for purchases of $1,000,000 or more)

 Note: If no choice is indicated, Class A Shares will be selected.

 METHOD OF PAYMENT:              / /  Debit bank account designated in Section 3.

                                 / /  Check attached (payable to Overland Express Variable Rate Government Fund (designate Class A or D))

/ /  Funds have been wired to my Overland Express Account #
                                                            -------------------------
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 SETTLEMENT ARRANGEMENTS: (Check only one if applicable)

 / /  Automatic debit/credit of an account with a bank that has been authorized by the Transfer Agent. (If you check this box, your initial and/or subsequent purchases and redemptions can be settled through the bank account you designate in Section 3.)
      Please attach a voided check or deposit slip and fill in bank account information in Section 3.

 / /  Bank wire instructions. (If you check this box, redemptions can be settled by wire through the bank account you designate below. Some banks impose fees for wires; check with your bank to determine policy. The Company reserves the right to impose a charge for wiring redemption proceeds.) Please attach a voided check or deposit slip and fill in bank account information in Section 3.
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 SYSTEMATIC PURCHASE PLAN:

 / /  I hereby authorize you to systematically withdraw from the bank account designated in Section 3 the following amount to purchase shares of the Fund. I understand and agree that the designated account will be debited on or about the fifth business day of each month to effect the Fund purchase and that such monthly investments shall continue until my written notice to cancel has been received by you at least five (5) business days prior to the next scheduled Fund purchase.
      Monthly Investment Amount:       $                  (minimum $100)
                                        ------------------
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 SYSTEMATIC WITHDRAWAL PLAN:

 / /  I hereby authorize you to systematically redeem a sufficient number of shares from my Overland Express account and to distribute the amount specified below by check to the registration address set forth in Section 1 or the bank account designated in Section 3. I understand and agree that the redemption of shares and mailing or depositing of proceeds will occur on or about the fifth business day prior to the end of each month and that such monthly payments shall continue until my written notice to cancel  has been received by you at least five (5) business days prior to the next scheduled withdrawal.
      Monthly Withdrawal Amount:       $                  (minimum $100)
                                        ------------------

     / /  Mail check to registration set forth in Section 1.

     / /  Distribute funds to bank account designated in Section 3.
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 3. BANK ACCOUNT INFORMATION
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 Bank Name

 --------------------------------------------------------------------------------------------------------------------------------
 Address                                                            City                           State             Zip

 --------------------------------------------------------------------------------------------------------------------------------
 Bank Account Number                                                Bank Routing Number
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                                                           VARIABLE RATE GOVERNMENT FUND
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 4. REDUCED SALES CHARGES   (If Applicable.)
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 LETTER OF INTENT -- CLASS A SHARES

 I may qualify for a reduced sales charge based on the total amount I intend to invest over a 13-month period (the "Period"), plus the value of any shares I already own, by agreeing to this Letter of Intent (the "Letter"). Stephens Inc. will hold in escrow shares registered in my name equal to 5% of the amount invested. Dividends and distributions on the escrowed shares will be paid to me or credited to my Account. Upon completion of the specified minimum purchase within the Period, all shares held in escrow will be deposited in my Account or delivered to me. I may include the combined asset value of shares of any of the portfolios of the
 Overland Express Funds which assess a sales charge ("Load Funds"), owned as of the date of the Letter toward the completion of the total purchase. If the total amount invested within the Period does not equal or exceed the specified minimum purchase, I will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchases made. If, within 20 days following the mailing of a written request, I have not paid this additional sales charge to Stephens Inc., sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be deposited in my Account. The intended purchase amount may be increased at any time during the
 Period by filing a revised Letter for the Period.

 / /  I agree to the Letter of Intent set forth above. It is my intention to invest over a 13-month period in the Load Funds an aggregate amount equal to at least:

                               / /  $100,000     / /  $200,000     / /  $600,000     / /  $1,000,000

 Existing accounts must be identified in advance. If the value of currently owned shares is to be applied towards completion of this Letter of Intent, please list accounts below.

        Account #                               Account  #
                  -----------------------------            -----------------------------

 RIGHT OF ACCUMULATION -- CLASS A SHARES

 / /  I qualify for reduced sales charges under the Right of Accumulation. The value of shares presently held in the Overland
      Express accounts listed below, combined with this investment, totals $100,000 or more.

        Account #                               Account  #
                  -----------------------------            -----------------------------
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 5. TELEPHONE INSTRUCTIONS (Do NOT check this box if you wish to authorize telephone instructions.)
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 / /  If this box is checked, you are NOT authorized to honor my telephone instructions for purchase of additional Fund shares, redemptions of Fund shares and exchanges of shares between Overland Express Funds. If this box is not checked, I understand that telephone instructions will be effected by debiting/crediting the account designated in Section 3 (if approved) and that if a designated account has not been authorized and approved, a check or wire transfer will be required for a purchase and a check will be sent for a redemption.
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 6. DISTRIBUTIONS    (Do NOT check boxes if you want reinvestment.)
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 All dividends and capital distributions will be automatically reinvested in of the same class of the Fund unless otherwise indicated:
 / / Invest dividends in Account #                 of              Fund
                                   ---------------    ------------
     of the Overland Express Family of Funds.

 / / Invest capital gain distributions in Account #                 of             Fund
                                                    ---------------    ------------
    of the Overland Express Family of Funds.

 / / Pay dividends by check and/or / / pay capital gains distributions by check

                                                        AND MAIL CHECKS TO:

                / / The registration address set forth in Section 1.  / / The bank account designated in Section 3.
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                                                            (CONTINUED)
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                                                           VARIABLE RATE GOVERNMENT FUND
                                                                ACCOUNT APPLICATION
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 7. AUTHORIZATION FOR TRUSTS AND ORGANIZATIONS  (If Applicable.)
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   CORPORATIONS, TRUSTS, PARTNERSHIPS OR OTHER ORGANIZATIONS MUST COMPLETE THIS SECTION.

   Registered Owner is a:      / /   Trust          / /   Corporation, Incorporated Association
                               / /   Partnership    / /   Other:
                                                                --------------------------------------------------------------------
                                                                    (such as Non-Profit Organization, Religious Organization, Sole
                                                                Proprietorship, Investment Club, Non-incorporated Association, etc.)

   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered
   Owner; this(these) Authorized Person(s) is(are) currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Overland Express Funds, Inc. for the Registered Owner and to execute and deliver any  instrument necessary to effectuate the authority hereby conferred:

                     Name                                    Title                             Specimen Signature

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

        ----------------------------------      ----------------------------------      ----------------------------------

   Overland Express Funds, Inc., Stephens Inc. and Wells Fargo Bank, N.A. may, without inquiry, act upon the instruction of ANY
   PERSON(S) purporting to be (an) Authorized Person(s) as named in the Authorization Form last received by you, and shall not be liable for any claims, expenses (including legal fees) or losses resulting from acting upon any instructions reasonably believed to be genuine.

   FOR CORPORATIONS AND INCORPORATED ASSOCIATIONS:

   I, _________________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on ___________
   at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the
   Registered Owner and to notify you when changes in the office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until you receive a duly executed amendment to the
   Authorization Form.

                  Witness my hand on behalf of the corporation/association on this     day of                 ,19
                                                                                   ---        ----------------   ---


                                                                                   ------------------------------------------------
                                                                                            Secretary (Signature Guarantee or
                                                                                                Corporate Seal is Required)

   FOR ALL OTHER ORGANIZATIONS:                                                    ------------------------------------------------
                                                                                    Certifying Trustee, General Partner, or Other
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                                                            (CONTINUED)
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                                                           VARIABLE RATE GOVERNMENT FUND
                                                                ACCOUNT APPLICATION
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     8. SIGNATURE, TAX INFORMATION & CERTIFICATION
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      / /   U.S. CITIZEN OR RESIDENT

            I understand that the Federal Government requires Overland Express Funds, Inc. to withhold and pay to the Internal Revenue Service 31% from all interest, dividends, capital gains distributions and proceeds from redemptions UNLESS I have provided a certified taxpayer identification (Social Security or Employer Identification) number and certify in the Withholding Status below that I am NOT subject to backup withholding. The taxpayer identification number I provided in Section 1 will be the number under which any taxable earnings will be reported to the IRS.

            WITHHOLDING STATUS: Unless I indicate that I am subject to backup withholding by checking the box below, I certify that 1) I have NOT been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR 2) I have been notified by the IRS that I am no longer subject to backup withholding: / / I am currently subject to backup withholding.

      / /   NON-RESIDENT ALIEN (In order to claim this exemption, ALL owners on the account must be non-resident aliens and sign below.)

            I am not a U.S. citizen or resident (nor is this account held by a foreign corporation, partnership, estate or trust) and my permanent address is:
            Country:

     By signing below, I (we) certify, under penalties of perjury, that I (we) have full authority and legal capacity to purchase shares of the Fund and affirm that I (we) have received a current prospectus and agree to be bound by its terms and further certify that 1) the correct taxpayer identification number has been provided in Section 1 of this Application and that the Withholding Status information, above, is correct OR
     2) all owners are entitled to claim non-resident alien status. Investors should be aware that the failure to check the box under "Telephone Instructions" above means that the telephone exchange and redemption privileges will be provided. A shareholder would bear the risk of loss in the event of the fraudulent use of the pre-authorized redemption or exchange privileges. Please see "Exchange Privileges" and "Redemption of
     Shares" in the Prospectus for more information on these privileges.

     X                                                             SIGNATURE GUARANTEE: NOT REQUIRED WHEN
       --------------------------------------------------------    ESTABLISHING NEW ACCOUNTS. Required only if
       Individual (or Custodian)                      date         establishing privileges in Block 2 on an
                                                                   existing account. Signature Guarantee may be
     X                                                             provided by an "eligible guarantor
       --------------------------------------------------------    institution," which includes a commercial bank,
       Joint Owner (if any)                           date         trust company, member firm of a domestic stock
                                                                   exchange, savings association, or credit union
     X                                                             that is authorized by its charter to provide a
       --------------------------------------------------------    signature guarantee.
       Corporate Officer or Trustee                   date
                                                                                   AFFIX SIGNATURE GUARANTEE STAMP



       --------------------------------------------------------    -----------------------------------------------
       Title of Corporate Officer or Trustee                       Signature Guaranteed By
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DEALER INFORMATION

------------------------------------------             -------------------------
Dealer Name                                            Branch ID #

------------------------------------------             -------------------------    --------------------------
Representative's Last Name                             Rep ID #                     Rep Phone #

X
 -------------------------------------------------------------------------------------------------------------
 Authorized signature of Broker/Dealer                Title                        date
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SPONSOR, ADMINISTRATOR AND DISTRIBUTOR
  Stephens Inc.
  111 Center Street
  Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND
DIVIDEND DISBURSING AGENT AND CUSTODIAN
  Wells Fargo Bank, N.A.
  P.O. Box 63084
  San Francisco, California 94163

LEGAL COUNSEL
  Morrison & Foerster
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

INDEPENDENT AUDITOR
  KPMG Peat Marwick LLP
  Three Embarcadero Center
  San Francisco, California 94111

                                NOT FDIC INSURED

FOR MORE INFORMATION ABOUT THE FUND,
SIMPLY CALL (800) 552-9612,
OR WRITE:

OVERLAND EXPRESS FUNDS, INC.
C/O OVERLAND EXPRESS
  SHAREHOLDER SERVICES
WELLS FARGO BANK, N.A.
P.O. BOX 63084
SAN FRANCISCO, CALIFORNIA 94163

                            ------------------------

                                   PROSPECTUS

                            ------------------------

                         Variable Rate Government Fund

                            ------------------------

                                  May 1, 1995

                            ------------------------

                                NOT FDIC INSURED

72P  5/95